UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Address of principal executive offices)

Patrick W. Dennis, Esq.

Assistant Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

Item 1.	Report to Stockholders.

TCWFunds TCW Family of Funds APRIL 30 2015 SEMI-ANNUAL REPORT TCW EQUITY FUNDS TCW Concentrated Value Fund TCW Global Real Estate Fund TCW Growth Equities Fund TCW High Dividend Equities Fund TCW Relative Value Dividend Appreciation Fund TCW Relative Value Large Cap Fund TCW Relative Value Mid Cap Fund TCW Select Equities Fund TCW Small Cap Growth Fund TCW SMID Cap Growth Fund ASSET ALLOCATION FUND TCW Conservative Allocation Fund

TCW Funds, Inc.

Table of Contents	April 30, 2015

To Our Valued Shareholders

David S. DeVito President, Chief Executive Officer & Director

Dear Valued Investors:

I am pleased to present the semi-annual report for the TCW Funds, Inc. covering the six-month period ended April 30, 2015. I would like to thank you for your continued investment in the TCW Funds as well as welcome new shareholders to our fund family. As of April 30, 2015, the TCW Funds held total net assets of approximately $19.3 billion.

This report contains information outlining the performance of the TCW Funds and a listing of the portfolio holdings as of April 30, 2015.

About the TCW Funds

The TCW Funds offer shareholders a choice of 22 funds, each targeted to specific asset classes, market segments or multiple sectors of the global equity and fixed income markets. For U.S. equities, we offer funds across the market capitalization and growth/value spectrums. In fixed income, our funds provide investors opportunities across global fixed income markets including U.S. government, corporate and high yield bonds, mortgage-backed and asset-backed securities, as well as sovereign and corporate bonds denominated in U.S. dollars and foreign currencies. Each TCW Fund is managed by long-tenured investment teams with experience through many market cycles. Rigorous fundamental research, disciplined risk analysis and deep market expertise are the foundation for each of our funds.

The Economy

When the Federal Reserve announced in December 2013 that the time had come to begin drawing down its purchases of U.S. Treasury securities and agency mortgages, the market reacted with a backup in yields that saw the 10-Year Note climb above 3% for the first time since 2011. That wasn’t so surprising; after all, the Fed was removing itself — and $85 billion of monthly purchasing power — from those markets, a considerable technical drag. What wasn’t expected, however, was that would be the last time the 10-Year saw a yield as high as 3%! Despite a reasonably good pace of economic growth through 2014 and strong gains in employment in the past 15 months, U.S. rates have fallen, primarily due to a global environment of central bank accommodation that has rates across most of the developed markets lower than within the U.S. So, it’s ironic that despite the lack of sustained upward rate pressure out the yield curve, much of the current rates discussion focuses on when rate hikes will begin and the anticipated pace of follow-up. And it would seem that the Fed’s objectives are at least twofold: one, to take the Fed Funds rate off the zero bound while remaining accommodating and, two, to avoid a violent reaction to the regime change presaged in the May 2013 “Taper Tantrum.”

The U.S. Stock Market and our U.S. Equity Funds

U.S. stocks posted solid gains during the six month period ended April 30, 2015, with the S&P 500 Index advancing 4.4% on a total return basis despite a number of headwinds during the period. The 58% decline in the price of WTI crude oil from mid-June 2014 to late January of this year, coupled with a nearly 20% gain in the DXY U.S. Dollar Index, undercut stock market investors’ confidence in the resilience of corporate earnings estimates. At the same time, a steady stream of weak macroeconomic data emanating from Europe, Japan, China and many emerging market countries stoked concerns that the U.S. economy could be dragged down by the slowdown in global growth. However, these worries were assuaged by both the Fed’s statement that it would continue to remain patient in terms of the timetable for hiking interest rates, as well as the ECB’s announcement that it would embark upon a quantitative easing program entailing asset purchases totaling at least 1.1 trillion Euros through September 2016. Importantly, corporate earnings results for the first quarter of 2015 proved better than expected and provided support to U.S. stock prices.

For the six months ended April 30, 2015, our value-oriented equity strategies outperformed their respective benchmarks, in many cases boosted by their exposure to names in the top-performing consumer discretionary, healthcare, and technology sectors. Several of our more aggressive growth-oriented equity funds trailed their respective benchmarks during the same period, as global growth concerns raised doubts about the strength of the US economic recovery and hurt investor sentiment towards higher beta aggressive growth names.

1

Letter to Shareholders (Continued)

The U.S. Fixed Income Market and our U.S. Fixed Income Funds

Through early 2015, U.S. Treasury yields fell, led by a vigorous rally in January, after which rates retraced higher on a strong February job report, before finishing on a downtrend due to a dovish interpretation of the March FOMC meeting, where the governors uniformly lowered estimates of future Fed Funds levels. The lower yields fueled price appreciation across the market, with modestly narrowing investment grade corporate spreads delivering a solid gain. Agency residential mortgage-backed securities (MBS) struggled to keep up with the strong U.S. Treasury performance in January and spent the remainder of the quarter playing catch-up, ultimately resulting in a nearly 50 basis point lag on a duration-adjusted basis. Both agency and non-agency commercial MBS (CMBS) generated good relative performance, while asset-backed securities (ABS), overwhelmingly floating rate in nature and thus limited in interest rate duration, produced positive relative returns as well. High yield corporates enjoyed a very good start to the year, especially in February, with a rebound in energy issues, overcoming considerable volatility and a disappointing end to 2014.

International/Global Markets and our Emerging Markets Funds

The Emerging Markets (EM) have been volatile — a default in Argentina, a border crisis in Russia, the threat of a downgrade in Brazil and a significant repricing of the commodity complex. Throughout this period of volatility, however, EM sovereigns as a whole have been able to retain strong balance sheets, with external debt to GDP in the 40% range – at or near the levels before the Global Financial Crisis — and significantly below that of many developed economies. Against this backdrop, Emerging Markets hard currency debt has outperformed or performed in line with various developed market fixed income indices this year. EM local currency debt, however, has underperformed due to dollar strength, although we believe this segment of the market could be an attractive investment opportunity as we get closer to the first Fed rate hike (dollar strength has typically peaked at or before the first Fed move in previous cycles).

For the six months ended April 30, 2015, the TCW Emerging Markets Income Fund I Share returned a negative 3.59% versus the J.P. Morgan EMBI Global Diversified Index return of +1.37%. Underperformance during this period was primarily driven by an active restructuring in the portfolio in December and January to reduce corporate exposure and add sovereign exposure. Since we made this shift, we have been tracking more in line with the index. During the same period, the TCW Emerging Markets Local Currency Fund I Share returned a negative 6.46%, outperforming the J.P. Morgan GBI-EM Global Diversified Index which returned a negative 8.24%. This outperformance was driven by our focus on reform-oriented countries and active currency hedging.

An Update on the TCW Fund Family

We wanted to update our shareholders on the TCW Funds family over the past six months. During the first quarter, Ray Prasad, CFA, Managing Director, was named Lead Portfolio Manager, and Andrey Glukhov, CFA, Senior Vice President, was named Co-Portfolio Manager for the TCW International Small Cap Fund (TGICX and TGNIX) and the TCW International Growth Fund (TGIBX and TGIDX). Rohit Sah, who served as Portfolio Manager of the funds, left TCW to pursue other opportunities.

Looking Ahead

As a basis for strategy from a forward-looking perspective, through much of 2014, U.S. economic data had been largely consistent with an effort by the Fed to begin removing monetary accommodation, either by raising rates or shrinking its balance sheet. However, with global growth languishing and a strong U.S. dollar, any move by the Fed to begin tightening policy runs a risk of importing a slower economic pace and spurring market volatility. As a result, the pundits will talk about the Fed looking to “thread the needle” of removing incentives to misallocate capital, while not inadvertently bringing havoc to the markets. Exacerbating the risk of volatility is a liquidity environment that could amplify such effects to the downside, as the reduced size of bank trading books may prove insufficient to meet investor needs. That, in fact, could be an opportunity to capture returns across all the markets in which the Funds operate through disciplined strategy implementation and rigorous security selection, as well as being a provider of liquidity to those most willing to pay for it.

With respect to U.S. equities, looking forward, we believe that should the Fed initiate an interest rate hike this Fall, such a rate hike would not necessarily portend a negative backdrop for U.S. stocks if accompanied by sufficient underlying strength in the real economy. Yet, we note that because 2015 U.S. earnings growth expectations have declined from the high to the

2

mid-single digits on the back of a dismal energy sector earnings outlook, consensus stock valuations have drifted up to approximately 17 times forward earnings, which is slightly above their three-decade average of around 16 times. We would add, however, that current valuation levels are in many cases warranted by strong company fundamentals, including deleveraged balance sheets, high cash balances, and near-record profit margins in the midst of a low, stable inflation environment. We remain mindful, of course, of the prospect for heightened volatility until greater clarity emerges with respect to the nature and timing of the Fed’s monetary policy shift to “normalize” interest rates, as well as the resiliency of corporate earnings.

We know that you have many choices when it comes to the management of your financial assets. On behalf of everyone at TCW, I would like to thank you for making the TCW Funds part of your long-term investment plan. We truly value our relationship with you. If you have any questions or require further information, I invite you to visit our website at www.tcw.com, or call our shareholder services department at 800-386-3829.

I look forward to reporting to you again at the end of our fiscal year.

Sincerely,

David S. DeVito

President, Chief Executive Officer and Director

3

TCW Funds, Inc.

Performance Summary (Unaudited)

	Total Return
	Annualized as of April 30, 2015 (1)
	NAV	1-Year	5-Year	10-Year		Since Inception		Inception Date
TCW Concentrated Value Fund
I Class	$19.98	11.98%	12.60%	6.35%		6.35%		11/01/04
N Class	$19.77	11.99%	12.36%	6.20%		5.96	% (2)	07/20/98	(3)
TCW Conservative Allocation Fund
I Class	$12.50	8.69%	7.01%	N/A		5.85%		11/16/06
N Class	$12.47	8.09%	6.70%	N/A		5.66%		11/16/06
TCW Global Real Estate Fund
I Class	$10.13	N/A	N/A	N/A		2.22	% (4)	12/01/14
N Class	$10.13	N/A	N/A	N/A		2.22	% (4)	12/01/14
TCW Growth Equities Fund
I Class	$12.32	12.50%	10.20%	9.83%		8.30%		03/01/04
N Class	$12.23	12.50%	10.19%	9.79%		8.26%		03/01/04
TCW High Dividend Equities Fund
I Class	$10.33	N/A	N/A	N/A		4.42	% (4)	12/01/14
N Class	$10.33	N/A	N/A	N/A		4.42	% (4)	12/01/14
TCW Relative Value Dividend Appreciation Fund
I Class	$17.18	8.95%	14.20%	7.40%		7.65%		11/01/04
N Class	$17.47	8.68%	13.88%	7.08	% (5)	9.51	% (5)	09/19/86	(3)
TCW Relative Value Large Cap Fund
I Class	$22.92	9.83%	13.74%	7.42%		8.11%		01/02/04
N Class	$22.87	9.50%	13.46%	7.18	% (5)	6.58	% (5)	01/02/98	(3)
TCW Relative Value Mid Cap Fund
I Class	$24.71	6.24%	13.00%	7.78%		11.19	% (6)	11/01/96	(3)
N Class	$24.15	5.97%	12.68%	7.45%		8.43%		11/01/00
TCW Select Equities Fund
I Class	$27.29	16.50%	14.04%	8.63%		10.00	% (6)	07/01/91	(3)
N Class	$25.73	16.20%	13.71%	8.34%		5.44%		03/01/99
TCW Small Cap Growth Fund
I Class	$30.28	18.95%	9.19%	11.39%		9.61	% (6)	12/01/89	(3)
N Class	$28.27	18.77%	8.88%	11.07%		4.58%		03/01/99
TCW SMID Cap Growth Fund
I Class	$15.10	11.88%	N/A	N/A		10.36%		11/01/10
N Class	$15.10	11.88%	N/A	N/A		10.36%		11/01/10

(1)	Past performance is not indicative of future performance.
(2)	Performance data includes the performance of the predecessor separately managed account for periods before the Fund’s registration became effective. The predecessor separately managed account was not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and therefore, was not subjected to certain investment restrictions that are imposed by the 1940 Act. If the separately managed account had been registered under the 1940 Act, the separately managed account’s performance may have been lower.
(3)	Inception date of the predecessor entity.
(4)	Cumulative return from Inception Date through April 30, 2015.
(5)	Performance data includes the performance of the predecessor SG Cowen Fund. The predecessor SG Cowen Fund was an investment company registered under the 1940 Act.
(6)	Performance data includes the performance of the predecessor limited partnership for periods before the Fund’s registration became effective. The predecessor limited partnership was not registered under the 1940 Act and, therefore, was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.

4

TCW Concentrated Value Fund

Schedule of Investments (Unaudited)	April 30, 2015

Number of Shares	Common Stock	Value
	Aerospace & Defense (5.5% of Net Assets)
3,000	Honeywell International, Inc.	$302,760
1,975	TransDigm Group, Inc.	418,957

	Total Aerospace & Defense	721,717

	Airlines (4.2%)
7,850	American Airlines Group, Inc.	379,037
3,720	Delta Air Lines, Inc.	166,061

	Total Airlines	545,098

	Banks (11.3%)
4,850	JPMorgan Chase & Co.	306,811
4,205	M&T Bank Corp.	503,212
12,005	Wells Fargo & Co.	661,476

	Total Banks	1,471,499

	Beverages (3.1%)
3,325	Anheuser-Busch InBev NV (Belgium) (SP ADR)	399,133

	Biotechnology (5.7%)
2,500	Amgen, Inc.	394,775
3,285	Celgene Corp. (1)	354,977

	Total Biotechnology	749,752

	Capital Markets (3.2%)
2,140	Goldman Sachs Group, Inc. (The)	420,339

	Chemicals (5.0%)
2,025	Air Products & Chemicals, Inc.	290,446
3,270	Ecolab, Inc.	366,174

	Total Chemicals	656,620

	Containers & Packaging (3.4%)
9,705	Sealed Air Corp.	442,548

	Energy Equipment & Services (1.1%)
1,500	Schlumberger, Ltd.	141,915

	Food & Staples Retailing (3.2%)
4,240	CVS Health Corp.	420,990

	Food Products (6.1%)
3,550	Hershey Co. (The)	326,316
4,875	Mead Johnson Nutrition Co.	467,610

	Total Food Products	793,926

	Health Care Providers & Services (2.1%)
1,205	McKesson Corp.	269,197

	Hotels, Restaurants & Leisure (2.1%)
2,490	Wynn Resorts, Ltd.	276,564

See accompanying notes to financial statements.

5

TCW Concentrated Value Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Industrial Conglomerates (2.4%)
1,830	Roper Technologies, Inc.	$307,751

	Life Sciences Tools & Services (2.8%)
2,935	Thermo Fisher Scientific, Inc.	368,871

	Machinery (4.2%)
7,505	Allison Transmission Holdings, Inc.	230,253
4,245	IDEX Corp.	318,418

	Total Machinery	548,671

	Multiline Retail (5.7%)
4,380	Dollar General Corp.	318,470
5,535	Dollar Tree, Inc. (1)	422,929

	Total Multiline Retail	741,399

	Oil, Gas & Consumable Fuels (6.1%)
3,000	EOG Resources, Inc.	296,850
9,630	Williams Companies, Inc. (The)	492,960

	Total Oil, Gas & Consumable Fuels	789,810

	Pharmaceuticals (5.5%)
5,940	AbbVie, Inc.	384,081
1,162	Actavis PLC (Ireland) (1)	328,683

	Total Pharmaceuticals	712,764

	Road & Rail (2.0%)
2,440	Union Pacific Corp.	259,201

	Specialty Retail (1.9%)
1,785	Advance Auto Parts, Inc.	255,255

	Technology Hardware, Storage & Peripherals (5.4%)
3,610	Apple, Inc.	451,791
2,565	Western Digital Corp.	250,703

	Total Technology Hardware, Storage & Peripherals	702,494

	Textiles, Apparel & Luxury Goods (2.0%)
2,515	PVH Corp.	259,925

	Total Common Stock (Cost: $11,077,691) (94.0%)	12,255,439

See accompanying notes to financial statements.

6

TCW Concentrated Value Fund

April 30, 2015

Number of Shares	Master Limited Partnership	Value
	Oil, Gas & Consumable Fuels (6.8%)
5,366	EQT Midstream Partners LP	$473,281
4,918	Magellan Midstream Partners LP	410,653

	Total Oil, Gas & Consumable Fuels	883,934

	Total Master Limited Partnership (Cost: $843,016) (6.8%)	883,934

	Total Investments (Cost: $11,920,707) (100.8%)	13,139,373
	Liabilities in Excess of Other Assets (-0.8%)	(104,058)

	Net Assets (100.0%)	$13,035,315

Notes to the Schedule of Investments:

(1)	Non-income producing security.
SP ADR - Sponsored	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

See accompanying notes to financial statements.

7

TCW Concentrated Value Fund

Investments by Industry (Unaudited)	April 30, 2015

Industry	Percentage of Net Assets
Aerospace & Defense	5.5%
Airlines	4.2
Banks	11.3
Beverages	3.1
Biotechnology	5.7
Capital Markets	3.2
Chemicals	5.0
Containers & Packaging	3.4
Energy Equipment & Services	1.1
Food & Staples Retailing	3.2
Food Products	6.1
Health Care Providers & Services	2.1
Hotels, Restaurants & Leisure	2.1
Industrial Conglomerates	2.4
Life Sciences Tools & Services	2.8
Machinery	4.2
Multiline Retail	5.7
Oil, Gas & Consumable Fuels	12.9
Pharmaceuticals	5.5
Road & Rail	2.0
Specialty Retail	1.9
Technology Hardware, Storage & Peripherals	5.4
Textiles, Apparel & Luxury Goods	2.0

Total	100.8%

See accompanying notes to financial statements.

8

TCW Conservative Allocation Fund

Schedule of Investments (Unaudited)	April 30, 2015

Number of Shares	Affiliated Investment Companies	Value
	Diversified U.S. Equity Funds (51.8% of Net Assets)
134,360	TCW Global Real Estate Fund — I Class (1)	$1,361,062
140,342	TCW Growth Equities Fund — I Class (1)(2)	1,729,014
166,546	TCW High Dividend Equities Fund — I Class (1)	1,720,416
210,302	TCW Relative Value Large Cap Fund — I Class (1)	4,820,118
55,349	TCW Relative Value Mid Cap Fund — I Class (1)	1,367,681
260,494	TCW Select Equities Fund — I Class (1)	7,108,887

	Total Diversified U.S. Equity Funds	18,107,178

	Diversified U.S. Fixed Income Funds (46.0%)
612,864	Metropolitan West Total Return Bond Fund — I Class (1)	6,723,123
904,544	TCW Total Return Bond Fund — I Class (1)	9,371,080

	Total Diversified U.S. Fixed Income Funds	16,094,203

	Total Affiliated Investment Companies (Cost: $29,981,907) (97.8%)	34,201,381

	Non Affiliated Investment Companies
	Exchange-Traded Fund (0.9%)
19,490	ProShares UltraShort MSCI Emerging Markets (2)	310,086

	Total Non Affiliated Investment Companies (Cost: $509,415) (0.9%)	310,086

	Total Investment Companies (Cost: $30,491,322) (98.7%)	34,511,467

	Total Investments (Cost: $30,491,322) (98.7%)	34,511,467
	Excess of Other Assets over Liabilities (1.3%)	462,074

	Net Assets (100.0%)	$34,973,541

Notes to the Schedule of Investments:

(1)	Affiliated issuer.
(2)	Non-income producing security.

See accompanying notes to financial statements.

9

TCW Conservative Allocation Fund

Investments by Industry (Unaudited)	April 30, 2015

Industry	Percentage of Net Assets
Diversified U.S. Equity Funds	51.8%
Diversified U.S. Fixed Income Funds	46.0
Exchange-Traded Funds	0.9

Total	98.7%

See accompanying notes to financial statements.

10

TCW Global Real Estate Fund

Schedule of Investments (Unaudited)	April 30, 2015

Number of Shares	Common Stock	Value
	Australia (5.7% of Net Assets)
24,897	Scentre Group	$73,097
9,425	Westfield Corp.	69,843

	Total Australia (Cost: $142,957)	142,940

	China (3.9%)
8,000	China Overseas Land & Investment, Ltd.	33,269
10,657	Link REIT (The)	66,100

	Total China (Cost: $92,412)	99,369

	France (4.8%)
799	Klepierre	38,676
297	Unibail — Rodamco SE	81,837

	Total France (Cost: $118,415)	120,513

	Germany (Cost: $42,069) (1.7%)
1,654	Deutsche Wohnen AG	43,295

	Japan (10.0%)
3,000	Mitsubishi Estate Co., Ltd.	70,452
2,000	Mitsui Fudosan Co., Ltd.	59,155
41	Mori Hills REIT Investment Corp.	56,140
31	Nippon Prologis REIT, Inc.	67,018

	Total Japan (Cost: $250,143)	252,765

	Singapore (Cost: $66,843) (2.8%)
34,251	Global Logistic Properties, Ltd.	70,966

	United Kingdom (Cost: $55,618) (2.2%)
4,432	British Land Co. PLC (The)	56,512

	United States (60.7%)
2,481	American Capital Agency Corp.	51,195
291	AvalonBay Communities, Inc.	47,823
284	Boston Properties, Inc.	37,576
5,506	Chimera Investment Corp.	83,636
3,030	Colony Capital, Inc.	78,507
868	Digital Realty Trust, Inc.	55,040
146	Equinix, Inc.	37,366
589	Equity Residential	43,504
915	First Industrial Realty Trust, Inc.	18,053
1,782	Gaming and Leisure Properties, Inc.	63,617
1,479	General Growth Properties, Inc.	40,525
1,644	HCP, Inc.	66,237
794	Health Care REIT, Inc.	57,184
1,719	Hospitality Properties Trust	51,707
3,086	Host Hotels & Resorts, Inc.	62,152
467	Lennar Corp.	21,389
842	Macerich Co. (The)	68,842

See accompanying notes to financial statements.

11

TCW Global Real Estate Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	United States (Continued)
4,033	MDC Holdings, Inc.	$108,246
7,055	MFA Financial, Inc.	54,817
1,449	Prologis, Inc.	58,250
299	Public Storage	56,185
525	Simon Property Group, Inc.	95,282
1,583	Toll Brothers, Inc. (1)	56,260
3,982	Two Harbors Investment Corp.	41,811
681	Ventas, Inc.	46,921
300	Vornado Realty Trust	31,047
6,604	WP GLIMCHER, Inc.	99,060

	Total United States (Cost: $1,580,018)	1,532,232

	Total Common Stock (Cost: $2,348,475) (91.8%)	2,318,592

	Preferred Stock
	United States (4.5%)
2,206	NorthStar Realty Finance Corp., 8.75%	58,525
2,069	Public Storage, 6%	53,504

	Total United States (Cost: $111,352)	112,029

	Total Preferred Stock (Cost: $111,352) (4.5%)	112,029

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $43,078) (1.7%)
$43,078	State Street Bank & Trust Company, 0%, due 05/01/15 (collateralized by $45,000 U.S. Treasury Note, 1.5%, due 01/31/19 valued at $45,770 (Total Amount to be Received Upon Repurchase $43,078)	43,078

	Total Investments (Cost: $2,502,905) (98.0%)	2,473,699
	Excess of Other Assets over Liabilities (2.0%)	51,162

	Total Net Assets (100.0%)	$2,524,861

Notes to the Schedule of Investments:

REIT -	Real Estate Investment Trust.
(1)	Non-income producing security.

See accompanying notes to financial statements.

12

TCW Global Real Estate Fund

Investments by Industry (Unaudited)	April 30, 2015

Industry	Percentage of Net Assets
Building-Residential/Commercial	7.4%
Casino Services	2.5
Real Estate Management/Services	4.5
Real Estate Operations/Development	6.5
REITS-Apartments	3.6
REITS-Diversified	12.6
REITS-Health Care	6.8
REITS-Hotels	4.5
REITS-Mortgage	14.6
REITS-Office Property	1.5
REITS-Regional Malls	8.1
REITS-Shopping Centers	12.2
REITS-Storage	4.3
REITS-Warehouse/Industrial	5.7
Web Hosting/Design	1.5
Short-Term Investments	1.7

Total	98.0%

See accompanying notes to financial statements.

13

TCW Growth Equities Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value
	Aerospace & Defense (4.2% of Net Assets)
10,050	BE Aerospace, Inc.	$600,889
7,763	HEICO Corp.	433,486

	Total Aerospace & Defense	1,034,375

	Airlines (1.7%)
5,955	Spirit Airlines, Inc. (1)	407,739

	Auto Components (2.1%)
8,565	BorgWarner, Inc.	507,048

	Beverages (8.2%)
2,155	Boston Beer Co., Inc. (1)	534,009
5,400	Constellation Brands, Inc. (1)	626,076
6,090	Monster Beverage Corp. (1)	835,000

	Total Beverages	1,995,085

	Biotechnology (4.6%)
5,290	Alkermes PLC (Ireland) (1)	292,907
3,085	BioMarin Pharmaceutical, Inc. (1)	345,674
2,635	Incyte Corp. (1)	256,017
3,885	Isis Pharmaceuticals, Inc. (1)	220,357

	Total Biotechnology	1,114,955

	Capital Markets (2.2%)
27,710	WisdomTree Investments, Inc.	527,598

	Diversified Consumer Services (2.1%)
5,875	MarketAxess Holdings, Inc.	504,369

	Electrical Equipment (1.9%)
3,935	Rockwell Automation, Inc.	466,691

	Energy Equipment & Services (3.0%)
5,585	Core Laboratories NV (Netherlands)	733,199

	Food & Staples Retailing (1.8%)
5,426	Pricesmart, Inc.	436,576

	Food Products (6.0%)
13,775	Hain Celestial Group, Inc. (The) (1)	829,806
14,199	WhiteWave Foods Co. (The) (1)	624,330

	Total Food Products	1,454,136

	Health Care Equipment & Supplies (3.0%)
1,465	Intuitive Surgical, Inc. (1)	726,611

	Health Care Technology (4.6%)
3,260	athenahealth, Inc. (1)	399,872
9,920	Cerner Corp. (1)	712,355

	Total Health Care Technology	1,112,227

See accompanying notes to financial statements.

14

TCW Growth Equities Fund

April 30, 2015

Number of Shares	Common Stock	Value
	Hotels, Restaurants & Leisure (4.8%)
8,565	Habit Restaurants, Inc. (The) (1)	$283,673
17,803	Hilton Worldwide Holdings, Inc. (1)	515,575
3,270	Wynn Resorts, Ltd.	363,199

	Total Hotels, Restaurants & Leisure	1,162,447

	Internet & Catalog Retail (3.0%)
10,020	Etsy, Inc. (1)	222,845
6,275	TripAdvisor, Inc. (1)	505,075

	Total Internet & Catalog Retail	727,920

	Internet Software & Services (6.3%)
13,960	Cornerstone OnDemand, Inc. (1)	399,675
2,050	LinkedIn Corp. (1)	516,866
15,930	Twitter, Inc. (1)	620,633

	Total Internet Software & Services	1,537,174

	Leisure Products (1.4%)
2,500	Polaris Industries, Inc.	342,400

	Life Sciences Tools & Services (1.4%)
1,886	Illumina, Inc. (1)	347,495

	Machinery (8.1%)
3,270	Cummins, Inc.	452,110
6,330	Graco, Inc.	453,355
5,400	Middleby Corp. (The) (1)	547,236
5,370	Wabtec Corp.	505,048

	Total Machinery	1,957,749

	Road & Rail (1.7%)
4,040	Kansas City Southern	414,060

	Semiconductors & Semiconductor Equipment (3.2%)
7,083	ARM Holdings PLC (United Kingdom) (SP ADR)	361,162
18,880	NVIDIA Corp.	419,042

	Total Semiconductors & Semiconductor Equipment	780,204

	Software (14.4%)
6,330	ANSYS, Inc. (1)	543,367
14,520	FireEye, Inc. (1)	599,676
10,695	Mobileye NV (Netherlands) (1)	479,778
9,735	ServiceNow, Inc. (1)	728,762
8,255	Splunk, Inc. (1)	547,678
6,595	Workday, Inc. (1)	601,530

	Total Software	3,500,791

	Specialty Retail (4.1%)
4,200	CarMax, Inc. (1)	286,062

See accompanying notes to financial statements.

15

TCW Growth Equities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Specialty Retail (Continued)
12,900	Dick’s Sporting Goods, Inc.	$699,954

	Total Specialty Retail	986,016

	Textiles, Apparel & Luxury Goods (4.6%)
14,890	Kate Spade & Co. (1)	486,903
8,060	Under Armour, Inc. (1)	625,053

	Total Textiles, Apparel & Luxury Goods	1,111,956

	Total Common Stock (Cost: $16,311,264) (98.4%)	23,888,821

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $514,955) (2.1%)
$514,955	State Street Bank & Trust Company, 0%, due 05/01/15 (collateralized by $530,000 Federal National Mortgage Association, 2.08%, due 11/02/22 valued at $528,563) (Total Amount to be Received Upon Repurchase $514,955)	514,955

	Total Investments (Cost: $16,826,219) (100.5%)	24,403,776
	Liabilities in Excess of Other Assets (-0.5%)	(132,901)

	Net Assets (100.0%)	$24,270,875

Notes to the Schedule of Investments:

SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.

See accompanying notes to financial statements.

16

TCW Growth Equities Fund

Investments by Industry (Unaudited)	April 30, 2015

Industry	Percentage of Net Assets
Aerospace & Defense	4.2%
Airlines	1.7
Auto Components	2.1
Beverages	8.2
Biotechnology	4.6
Capital Markets	2.2
Diversified Consumer Services	2.1
Electrical Equipment	1.9
Energy Equipment & Services	3.0
Food & Staples Retailing	1.8
Food Products	6.0
Health Care Equipment & Supplies	3.0
Health Care Technology	4.6
Hotels, Restaurants & Leisure	4.8
Internet & Catalog Retail	3.0
Internet Software & Services	6.3
Leisure Products	1.4
Life Sciences Tools & Services	1.4
Machinery	8.1
Road & Rail	1.7
Semiconductors & Semiconductor Equipment	3.2
Software	14.4
Specialty Retail	4.1
Textiles, Apparel & Luxury Goods	4.6
Short-Term Investments	2.1

Total	100.5%

See accompanying notes to financial statements.

17

TCW High Dividend Equities Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value
	Airlines (1.5% of Net Assets)
650	Copa Holdings S.A. (Panama)	$72,079

	Banks (10.0%)
2,090	M&T Bank Corp.	250,110
4,330	Wells Fargo & Co.	238,583

	Total Banks	488,693

	Beverages (2.9%)
3,515	Coca-Cola Co. (The)	142,568

	Capital Markets (7.6%)
11,280	Ares Capital Corp.	191,985
9,835	TPG Specialty Lending, Inc.	178,604

	Total Capital Markets	370,589

	Commercial Services & Supplies (0.7%)
655	Waste Management, Inc.	32,442

	Communications Equipment (3.6%)
2,600	QUALCOMM, Inc.	176,800

	Diversified Telecommunication Services (6.0%)
445	Cogent Communications Group, Inc.	15,571
5,510	Verizon Communications, Inc.	277,924

	Total Diversified Telecommunication Services	293,495

	Energy Equipment & Services (0.7%)
1,585	Patterson-UTI Energy, Inc.	35,425

	Food & Staples Retailing (1.1%)
695	Wal-Mart Stores, Inc.	54,245

	Hotels, Restaurants & Leisure (1.4%)
210	McDonald’s Corp.	20,276
450	Wynn Resorts, Ltd.	49,981

	Total Hotels, Restaurants & Leisure	70,257

	Household Durables (4.2%)
7,770	MDC Holdings, Inc.	208,547

	Independent Power and Renewable Electricity Producers (2.2%)
3,655	Pattern Energy Group, Inc.	105,922

	IT Services (6.2%)
1,770	International Business Machines Corp.	303,183

	Multiline Retail (0.5%)
335	Target Corp.	26,408

	Oil, Gas & Consumable Fuels (9.6%)
1,530	Chevron Corp.	169,922

See accompanying notes to financial statements.

18

TCW High Dividend Equities Fund

April 30, 2015

Number of Shares	Common Stock	Value
	Oil, Gas & Consumable Fuels (Continued)
2,015	Occidental Petroleum Corp.	$161,401
2,735	Williams Companies, Inc. (The)	140,005

	Total Oil, Gas & Consumable Fuels	471,328

	Pharmaceuticals (6.6%)
1,665	AbbVie, Inc.	107,659
735	Merck & Co., Inc.	43,776
1,090	Teva Pharmaceutical Industries, Ltd. (Israel) (SP ADR)	65,858
6,415	Theravance, Inc.	104,244

	Total Pharmaceuticals	321,537

	REIT (17.0%)
7,305	Colony Capital, Inc.	189,272
5,890	Gaming and Leisure Properties, Inc.	210,273
610	Lamar Advertising Co.	35,356
12,130	Two Harbors Investment Corp.	127,365
17,965	WP GLIMCHER, Inc.	269,475

	Total REIT	831,741

	Road & Rail (0.7%)
315	Union Pacific Corp.	33,463

	Software (0.5%)
545	Microsoft Corp.	26,509

	Specialty Retail (1.0%)
3,100	Staples, Inc.	50,592

	Technology Hardware, Storage & Peripherals (0.5%)
200	Apple, Inc.	25,030

	Tobacco (1.0%)
965	Altria Group, Inc.	48,298

	Total Common Stock (Cost: $4,115,822) (85.5%)	4,189,151

	Preferred Stock
	Banks (3.4%)
6,475	Bank of America Corp., 6.5%	167,055

	REIT (6.0%)
5,195	NorthStar Realty Finance Corp., 8.75%	137,823
6,235	Public Storage, 5.75% (1)	156,810

	Total REIT	294,633

	Total Preferred Stock (Cost: $462,231) (9.4%)	461,688

See accompanying notes to financial statements.

19

TCW High Dividend Equities Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $233,579) (4.8%)
$233,579	State Street Bank & Trust Company, 0%, due 05/01/15 (collateralized by $235,000 U.S. Treasury Note, 1.5%, due 1/31/19 valued at $239,023) (Total Amount to be Received Upon Repurchase $233,579)	$233,579

	Total Investments (Cost: $4,811,632) (99.7%)	4,884,418
	Excess of Other Assets over Liabilities (0.3%)	15,121

	Net Assets (100.0%)	$4,899,539

Written Options - Exchange Traded

Number of Contracts	Description	Premiums (Received)	Value
2	Apple, Inc., Call, Strike Price $130, Expires 05/15/2015	$(848)	$(192)
3	Target Corp., Call, Strike Price $83, Expires 05/15/2015	(528)	(39)

	Total Written Options	$(1,376)	$(231)

Notes to the Schedule of Investments:

REIT -	Real Estate Investment Trust.
SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	All or a portion of this security is segregated to cover for written options.

See accompanying notes to financial statements.

20

TCW High Dividend Equities Fund

Investments by Industry (Unaudited)	April 30, 2015

Industry	Percentage of Net Assets
Airlines	1.5%
Banks	13.4
Beverages	2.9
Capital Markets	7.6
Commercial Services & Supplies	0.7
Communications Equipment	3.6
Diversified Telecommunication Services	6.0
Energy Equipment & Services	0.7
Food & Staples Retailing	1.1
Hotels, Restaurants & Leisure	1.4
Household Durables	4.2
Independent Power and Renewable Electricity Producers	2.2
IT Services	6.2
Multiline Retail	0.5
Oil, Gas & Consumable Fuels	9.6
Pharmaceuticals	6.6
REIT	23.0
Road & Rail	0.7
Software	0.5
Specialty Retail	1.0
Technology Hardware, Storage & Peripherals	0.5
Tobacco	1.0
Short-Term Investments	4.8

Total	99.7%

See accompanying notes to financial statements.

21

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.2% of Net Assets)
569,585	Textron, Inc.	$25,050,348

	Air Freight & Logistics (2.2%)
142,880	FedEx Corp.	24,228,162

	Banks (6.5%)
660,000	Citigroup, Inc.	35,191,200
591,304	JPMorgan Chase & Co.	37,405,891

	Total Banks	72,597,091

	Beverages (2.6%)
301,745	PepsiCo, Inc.	28,701,984

	Capital Markets (6.3%)
264,271	Ameriprise Financial, Inc.	33,107,871
485,200	State Street Corp.	37,418,624

	Total Capital Markets	70,526,495

	Chemicals (1.8%)
280,165	Du Pont (E.I.) de Nemours & Co.	20,508,078

	Commercial Services & Supplies (2.7%)
309,114	ADT Corp. (The)	11,622,686
466,505	Tyco International PLC (Ireland)	18,370,967

	Total Commercial Services & Supplies	29,993,653

	Communications Equipment (2.9%)
1,138,185	Cisco Systems, Inc.	32,813,874

	Consumer Finance (2.1%)
959,967	Navient Corp.	18,757,755
516,767	SLM Corp.	5,265,856

	Total Consumer Finance	24,023,611

	Containers & Packaging (0.9%)
185,298	Avery Dennison Corp.	10,300,716

	Diversified Financial Services (0.8%)
42,400	Intercontinental Exchange, Inc.	9,520,072

	Diversified Telecommunication Services (4.0%)
473,860	AT&T, Inc.	16,414,510
1,544,800	Deutsche Telekom AG (Germany) (SP ADR)	28,377,976

	Total Diversified Telecommunication Services	44,792,486

	Electric Utilities (1.4%)
277,600	American Electric Power Co., Inc.	15,787,112

	Electronic Equipment, Instruments & Components (1.3%)
695,095	Corning, Inc.	14,548,338

See accompanying notes to financial statements.

22

TCW Relative Value Dividend Appreciation Fund

April 30, 2015

Number of Shares	Common Stock	Value
	Energy Equipment & Services (3.8%)
241,800	Baker Hughes, Inc.	$16,553,628
828,292	Nabors Industries, Ltd.	13,832,476
126,300	Schlumberger, Ltd.	11,949,243

	Total Energy Equipment & Services	42,335,347

	Food & Staples Retailing (1.5%)
469,100	Sysco Corp.	17,370,773

	Food Products (2.9%)
280,100	Campbell Soup Co.	12,523,271
516,615	Mondelez International, Inc.	19,822,518

	Total Food Products	32,345,789

	Health Care Providers & Services (2.3%)
47,800	Catamaran Corp. (1)	2,836,930
319,050	Quest Diagnostics, Inc	22,786,551

	Total Health Care Providers & Services	25,623,481

	Household Durables (1.3%)
310,271	Lennar Corp.	14,210,412

	Independent Power and Renewable Electricity Producers (0.7%)
572,000	AES Corp.	7,579,000

	Industrial Conglomerates (6.6%)
1,602,550	General Electric Co.	43,397,054
1,057,845	Koninklijke Philips Electronics NV (Netherlands) (NYRS)	30,264,945

	Total Industrial Conglomerates	73,661,999

	Insurance (6.5%)
332,600	Allstate Corp. (The)	23,168,916
425,880	MetLife, Inc.	21,843,385
281,000	Travelers Cos., Inc. (The)	28,411,910

	Total Insurance	73,424,211

	Machinery (1.2%)
226,032	Pentair PLC (United Kingdom)	14,047,889

	Media (5.5%)
511,462	Comcast Corp.	29,542,045
815,800	Regal Entertainment Group	17,947,600
628,536	Time, Inc.	14,349,477

	Total Media	61,839,122

	Oil, Gas & Consumable Fuels (3.4%)
239,300	Chesapeake Energy Corp.	3,773,761
313,760	Chevron Corp.	34,846,186

	Total Oil, Gas & Consumable Fuels	38,619,947

See accompanying notes to financial statements.

23

TCW Relative Value Dividend Appreciation Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Personal Products (0.8%)
1,070,159	Avon Products, Inc.	$8,743,199

	Pharmaceuticals (7.1%)
226,400	Johnson & Johnson	22,458,880
441,170	Merck & Co., Inc.	26,276,085
924,900	Pfizer, Inc.	31,381,857

	Total Pharmaceuticals	80,116,822

	REIT (1.2%)
539,400	Kimco Realty Corp.	12,999,540

	Semiconductors & Semiconductor Equipment (5.8%)
176,400	Broadcom Corp.	7,797,762
792,336	Intel Corp.	25,790,537
583,460	Maxim Integrated Products, Inc.	19,154,992
253,800	Microchip Technology, Inc.	12,094,839

	Total Semiconductors & Semiconductor Equipment	64,838,130

	Software (2.8%)
654,775	Microsoft Corp.	31,848,256

	Specialty Retail (3.5%)
517,065	Gap, Inc. (The)	20,496,456
174,114	Home Depot, Inc. (The)	18,626,716

	Total Specialty Retail	39,123,172

	Technology Hardware, Storage & Peripherals (2.8%)
545,065	Seagate Technology PLC (Netherlands)	32,006,217

	Textiles, Apparel & Luxury Goods (0.6%)
174,000	Coach, Inc.	6,648,540

	Thrifts & Mortgage Finance (1.5%)
965,400	New York Community Bancorp, Inc.	16,595,226

	Total Common Stock (Cost: $853,541,037) (99.5%)	1,117,369,092

See accompanying notes to financial statements.

24

TCW Relative Value Dividend Appreciation Fund

April 30, 2015

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $4,344,180) (0.4%)
$4,344,180	State Street Bank & Trust Company, 0%, due 05/01/15 (collateralized by $4,500,000 Federal Home Loan Mortgage Corp., 1.96%, due 11/07/22, valued at $4,434,210) (Total Amount to be Received Upon Repurchase $4,344,180)	$4,344,180

	Total Investments (Cost: $857,885,217) (99.9%)	1,121,713,272
	Excess of Other Assets over Liabilities (0.1%)	1,162,040

	Net Assets (100.0%)	$1,122,875,312

Notes to the Schedule of Investments:

NYRS -	New York Registry Shares.
REIT -	Real Estate Investment Trust.
SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.

See accompanying notes to financial statements.

25

TCW Relative Value Dividend Appreciation Fund

Investments by Industry (Unaudited)	April 30, 2015

Industry	Percentage of Net Assets
Aerospace & Defense	2.2%
Air Freight & Logistics	2.2
Banks	6.5
Beverages	2.6
Capital Markets	6.3
Chemicals	1.8
Commercial Services & Supplies	2.7
Communications Equipment	2.9
Consumer Finance	2.1
Containers & Packaging	0.9
Diversified Financial Services	0.8
Diversified Telecommunication Services	4.0
Electric Utilities	1.4
Electronic Equipment, Instruments & Components	1.3
Energy Equipment & Services	3.8
Food & Staples Retailing	1.5
Food Products	2.9
Health Care Providers & Services	2.3
Household Durables	1.3
Independent Power and Renewable Electricity Producers	0.7
Industrial Conglomerates	6.6
Insurance	6.5
Machinery	1.2
Media	5.5
Oil, Gas & Consumable Fuels	3.4
Personal Products	0.8
Pharmaceuticals	7.1
REIT	1.2
Semiconductors & Semiconductor Equipment	5.8
Software	2.8
Specialty Retail	3.5
Technology Hardware, Storage & Peripherals	2.8
Textiles, Apparel & Luxury Goods	0.6
Thrifts & Mortgage Finance	1.5
Short-Term Investments	0.4

Total	99.9%

See accompanying notes to financial statements.

26

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited)	April 30, 2015

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.2% of Net Assets)
536,510	Textron, Inc.	$23,595,710

	Auto Components (2.3%)
764,470	Dana Holding Corp.	16,489,618

	Banks (6.2%)
435,900	Citigroup, Inc.	23,242,188
349,258	JPMorgan Chase & Co.	22,094,061

	Total Banks	45,336,249

	Beverages (2.4%)
184,100	PepsiCo, Inc.	17,511,592

	Biotechnology (0.9%)
67,600	Gilead Sciences, Inc. (1)	6,794,476

	Capital Markets (5.8%)
169,526	Ameriprise Financial, Inc.	21,238,217
273,100	State Street Corp.	21,061,472

	Total Capital Markets	42,299,689

	Commercial Services & Supplies (2.8%)
231,705	ADT Corp. (The)	8,712,108
298,815	Tyco International PLC (Ireland)	11,767,335

	Total Commercial Services & Supplies	20,479,443

	Communications Equipment (2.7%)
684,690	Cisco Systems, Inc.	19,739,613

	Consumer Finance (1.6%)
611,976	Navient Corp.	11,958,011

	Containers & Packaging (2.5%)
397,281	Sealed Air Corp.	18,116,014

	Diversified Financial Services (0.9%)
28,600	Intercontinental Exchange, Inc.	6,421,558

	Diversified Telecommunication Services (1.3%)
270,400	AT&T, Inc.	9,366,656

	Electric Utilities (1.3%)
168,350	American Electric Power Co., Inc.	9,574,064

	Electronic Equipment, Instruments & Components (1.6%)
548,690	Corning, Inc.	11,484,082

	Energy Equipment & Services (4.1%)
219,250	Baker Hughes, Inc.	15,009,855
202,900	Ensco PLC (United Kingdom)	5,535,112
539,625	Nabors Industries, Ltd.	9,011,737

	Total Energy Equipment & Services	29,556,704

See accompanying notes to financial statements.

27

TCW Relative Value Large Cap Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Food & Staples Retailing (1.5%)
297,100	Sysco Corp.	$11,001,613

	Food Products (2.2%)
412,855	Mondelez International, Inc.	15,841,246

	Health Care Providers & Services (6.6%)
120,884	Anthem, Inc.	18,245,022
237,000	Catamaran Corp. (1)	14,065,950
126,406	Cigna Corp.	15,755,244

	Total Health Care Providers & Services	48,066,216

	Household Durables (2.1%)
330,263	Lennar Corp.	15,126,045

	Independent Power and Renewable Electricity Producers (1.9%)
1,047,300	AES Corporation (The)	13,876,725

	Industrial Conglomerates (3.9%)
1,033,850	General Electric Co.	27,996,658

	Insurance (4.4%)
355,685	Hartford Financial Services Group, Inc.	14,501,277
171,570	Travelers Cos., Inc. (The)	17,347,443

	Total Insurance	31,848,720

	Machinery (2.8%)
153,767	Pentair PLC (United Kingdom)	9,556,619
404,030	Terex Corp.	11,094,664

	Total Machinery	20,651,283

	Media (3.6%)
451,855	Comcast Corp.	26,099,145

	Metals & Mining (1.7%)
362,190	Allegheny Technologies, Inc.	12,310,838

	Multiline Retail (1.2%)
1,011,700	J.C. Penney Co., Inc. (1)	8,397,110

	Oil, Gas & Consumable Fuels (3.5%)
458,300	Chesapeake Energy Corp.	7,227,391
161,700	Chevron Corp.	17,958,402

	Total Oil, Gas & Consumable Fuels	25,185,793

	Pharmaceuticals (7.4%)
113,650	Johnson & Johnson	11,274,080
260,050	Merck & Co., Inc.	15,488,578
126,290	Mylan NV (Netherlands) (1)	9,125,715
521,450	Pfizer, Inc.	17,692,799

	Total Pharmaceuticals	53,581,172

See accompanying notes to financial statements.

28

TCW Relative Value Large Cap Fund

April 30, 2015

Number of Shares	Common Stock	Value
	Semiconductors & Semiconductor Equipment (4.2%)
542,375	Applied Materials, Inc.	$10,733,601
158,300	Broadcom Corp.	6,997,652
397,939	Intel Corp.	12,952,914

	Total Semiconductors & Semiconductor Equipment	30,684,167

	Software (2.7%)
398,990	Microsoft Corp.	19,406,874

	Specialty Retail (4.6%)
412,820	Gap, Inc. (The)	16,364,185
161,100	Home Depot, Inc. (The)	17,234,478

	Total Specialty Retail	33,598,663

	Technology Hardware, Storage & Peripherals (3.2%)
167,200	NetApp, Inc.	6,061,000
176,540	Western Digital Corp.	17,255,019

	Total Technology Hardware, Storage & Peripherals	23,316,019

	Total Common Stock (Cost: $464,881,574) (97.1%)	705,711,766

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $23,880,687) (3.3%)
$23,880,687	State Street Bank & Trust Company, 0%, due 05/01/15 (collateralized by $24,655,000 Federal Home Loan Mortgage Corp., 2%, due 11/02/22, valued at $24,359,091) (Total Amount to be Received Upon Repurchase $23,880,687)	23,880,687

	Total Investments (Cost: $488,762,261) (100.4%)	729,592,453
	Liabilities in Excess of Other Assets (-0.4%)	(2,958,423)

	Net Assets (100.0%)	$726,634,030

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to financial statements.

29

TCW Relative Value Large Cap Fund

Investments by Industry (Unaudited)	April 30, 2015

Industry	Percentage of Net Assets
Aerospace & Defense	3.2%
Auto Components	2.3
Banks	6.2
Beverages	2.4
Biotechnology	0.9
Capital Markets	5.8
Commercial Services & Supplies	2.8
Communications Equipment	2.7
Consumer Finance	1.6
Containers & Packaging	2.5
Diversified Financial Services	0.9
Diversified Telecommunication Services	1.3
Electric Utilities	1.3
Electronic Equipment, Instruments & Components	1.6
Energy Equipment & Services	4.1
Food & Staples Retailing	1.5
Food Products	2.2
Health Care Providers & Services	6.6
Household Durables	2.1
Independent Power and Renewable Electricity Producers	1.9
Industrial Conglomerates	3.9
Insurance	4.4
Machinery	2.8
Media	3.6
Metals & Mining	1.7
Multiline Retail	1.2
Oil, Gas & Consumable Fuels	3.5
Pharmaceuticals	7.4
Semiconductors & Semiconductor Equipment	4.2
Software	2.7
Specialty Retail	4.6
Technology Hardware, Storage & Peripherals	3.2
Short-Term Investments	3.3

Total	100.4%

See accompanying notes to financial statements.

30

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited)	April 30, 2015

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.1% of Net Assets)
67,045	Textron, Inc.	$2,948,639

	Auto Components (3.5%)
161,350	Dana Holding Corp.	3,480,319
24,015	Tenneco, Inc. (1)	1,403,677

	Total Auto Components	4,883,996

	Banks (7.5%)
31,266	Comerica, Inc.	1,482,321
200,493	KeyCorp	2,897,124
82,865	Popular, Inc. (1)	2,687,312
88,329	Synovus Financial Corp.	2,443,180
55,400	Umpqua Holdings Corp.	942,354

	Total Banks	10,452,291

	Capital Markets (4.8%)
75,000	E*TRADE Financial Corp. (1)	2,159,250
20,400	Evercore Partners, Inc.	984,096
65,788	Invesco, Ltd.	2,724,939
91,900	RCS Capital Corp.	789,421

	Total Capital Markets	6,657,706

	Chemicals (1.8%)
27,700	Axiall Corp.	1,130,160
19,638	Celanese Corp. — Series A	1,303,178

	Total Chemicals	2,433,338

	Communications Equipment (2.5%)
167,200	Brocade Communications Systems, Inc.	1,889,360
117,360	Polycom, Inc. (1)	1,531,548

	Total Communications Equipment	3,420,908

	Construction & Engineering (1.6%)
50,233	Jacobs Engineering Group, Inc. (1)	2,152,986

	Construction Materials (1.3%)
21,344	Vulcan Materials Co.	1,825,339

	Consumer Finance (2.5%)
91,047	Navient Corp.	1,779,058
166,847	SLM Corp.	1,700,171

	Total Consumer Finance	3,479,229

	Containers & Packaging (2.3%)
70,609	Sealed Air Corp.	3,219,770

	Diversified Telecommunication Services (0.3%)
36,879	Windstream Holdings, Inc.	430,747

See accompanying notes to financial statements.

31

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Energy Equipment & Services (3.5%)
32,720	Atwood Oceanics, Inc.	$1,092,194
130,199	Nabors Industries, Ltd.	2,174,323
159,050	Newpark Resources, Inc. (1)	1,631,853

	Total Energy Equipment & Services	4,898,370

	Food & Staples Retailing (1.0%)
36,300	Sysco Corp.	1,344,189

	Food Products (1.2%)
36,900	Campbell Soup Co.	1,649,799

	Health Care Equipment & Supplies (1.4%)
40,800	Alere, Inc. (1)	1,937,184

	Health Care Providers & Services (4.7%)
6,000	Catamaran Corp. (1)	356,100
27,755	Cigna Corp.	3,459,383
37,600	Quest Diagnostics, Inc.	2,685,392

	Total Health Care Providers & Services	6,500,875

	Hotels, Restaurants & Leisure (1.5%)
57,836	International Speedway Corp.	2,102,917

	Household Durables (5.9%)
91,355	Beazer Homes USA, Inc. (1)	1,599,626
103,360	KB Home	1,497,687
42,020	Lennar Corp.	1,924,516
89,415	Toll Brothers, Inc. (1)	3,177,809

	Total Household Durables	8,199,638

	Independent Power and Renewable Electricity Producers (1.9%)
200,400	AES Corporation (The)	2,655,300

	Insurance (3.3%)
35,386	Arch Capital Group, Ltd. (1)	2,147,222
68,005	Assured Guaranty, Ltd.	1,767,450
6,845	Reinsurance Group of America, Inc.	627,139

	Total Insurance	4,541,811

	IT Services (0.7%)
8,600	DST Systems, Inc.	989,688

	Machinery (6.0%)
22,609	Dover Corp.	1,711,954
17,500	Joy Global, Inc.	746,200
51,100	Kennametal, Inc.	1,809,451
29,755	SPX Corp.	2,291,135
65,398	Terex Corp.	1,795,829

	Total Machinery	8,354,569

See accompanying notes to financial statements.

32

TCW Relative Value Mid Cap Fund

April 30, 2015

Number of Shares	Common Stock	Value
	Metals & Mining (4.3%)
70,271	Allegheny Technologies, Inc.	$2,388,512
127,507	Commercial Metals Co.	2,116,616
52,940	Worthington Industries, Inc.	1,430,968

	Total Metals & Mining	5,936,096

	Multi-Utilities (1.0%)
42,000	Avista Corp.	1,370,040

	Multiline Retail (2.3%)
381,040	J.C. Penney Co., Inc. (1)	3,162,632

	Oil, Gas & Consumable Fuels (2.3%)
80,300	Chesapeake Energy Corp.	1,266,331
48,700	Newfield Exploration Co. (1)	1,910,988

	Total Oil, Gas & Consumable Fuels	3,177,319

	Personal Products (0.7%)
123,560	Avon Products, Inc.	1,009,485

	Pharmaceuticals (0.5%)
9,470	Mylan NV (Netherlands) (1)	684,302

	Real Estate Management & Development (0.9%)
7,775	Jones Lang LaSalle, Inc.	1,291,116

	REIT (5.0%)
101,260	DiamondRock Hospitality Co.	1,373,086
43,008	Geo Group, Inc. (The)	1,677,312
15,275	Health Care REIT, Inc.	1,100,105
67,645	Kimco Realty Corp.	1,630,244
34,365	Liberty Property Trust	1,197,277

	Total REIT	6,978,024

	Semiconductors & Semiconductor Equipment (7.0%)
45,082	Broadcom Corp.	1,992,850
68,700	Freescale Semiconductor, Ltd. (1)	2,685,483
20,110	Lam Research Corp.	1,519,914
71,046	Maxim Integrated Products, Inc.	2,332,440
67,348	Teradyne, Inc.	1,229,101

	Total Semiconductors & Semiconductor Equipment	9,759,788

	Software (0.7%)
15,500	Citrix Systems, Inc. (1)	1,040,980

	Specialty Retail (3.2%)
12,735	Asbury Automotive Group, Inc. (1)	1,070,122
23,810	Children’s Place Retail Stores, Inc. (The)	1,444,315
50,100	Gap, Inc. (The)	1,985,964

	Total Specialty Retail	4,500,401

See accompanying notes to financial statements.

33

TCW Relative Value Mid Cap Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Technology Hardware, Storage & Peripherals (6.1%)
29,000	NetApp, Inc.	$1,051,250
52,155	Seagate Technology PLC (Netherlands)	3,062,542
44,680	Western Digital Corp.	4,367,023

	Total Technology Hardware, Storage & Peripherals	8,480,815

	Textiles, Apparel & Luxury Goods (1.2%)
43,343	Coach, Inc.	1,656,136

	Thrifts & Mortgage Finance (2.9%)
113,730	EverBank Financial Corp.	2,111,966
215,125	First Niagara Financial Group, Inc.	1,956,562

	Total Thrifts & Mortgage Finance	4,068,528

	Total Common Stock (Cost: $105,720,998) (99.4%)	138,194,951

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $949,312) (0.7%)
$949,312	State Street Bank & Trust Company, 0%, due 05/01/15 (collateralized by $985,000 Federal Home Loan Mortgage Corp., 2.06%, due 10/17/22 valued at $968,392) (Total Amount to be Received Upon Repurchase $949,312)	949,312

	Total Investments (Cost: $106,670,310) (100.1%)	139,144,263
	Liabilities in Excess of Other Assets (-0.1%)	(176,571)

	Net Assets (100.0%)	$138,967,692

Notes to the Schedule of Investments:

REIT -	Real Estate Investment Trust.
(1)	Non-income producing security.

See accompanying notes to financial statements.

34

TCW Relative Value Mid Cap Fund

Investments by Industry (Unaudited)	April 30, 2015

Industry	Percentage of Net Assets
Aerospace & Defense	2.1%
Auto Components	3.5
Banks	7.5
Capital Markets	4.8
Chemicals	1.8
Communications Equipment	2.5
Construction & Engineering	1.6
Construction Materials	1.3
Consumer Finance	2.5
Containers & Packaging	2.3
Diversified Telecommunication Services	0.3
Energy Equipment & Services	3.5
Food & Staples Retailing	1.0
Food Products	1.2
Health Care Equipment & Supplies	1.4
Health Care Providers & Services	4.7
Hotels, Restaurants & Leisure	1.5
Household Durables	5.9
Independent Power and Renewable Electricity Producers	1.9
Insurance	3.3
IT Services	0.7
Machinery	6.0
Metals & Mining	4.3
Multi-Utilities	1.0
Multiline Retail	2.3
Oil, Gas & Consumable Fuels	2.3
Personal Products	0.7
Pharmaceuticals	0.5
Real Estate Management & Development	0.9
REIT	5.0
Semiconductors & Semiconductor Equipment	7.0
Software	0.7
Specialty Retail	3.2
Technology Hardware, Storage & Peripherals	6.1
Textiles, Apparel & Luxury Goods	1.2
Thrifts & Mortgage Finance	2.9
Short-Term Investments	0.7

Total	100.1%

See accompanying notes to financial statements.

35

TCW Select Equities Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value
	Beverages (1.3% of Net Assets)
167,800	Monster Beverage Corp. (1)	$23,007,058

	Biotechnology (9.4%)
307,372	Alexion Pharmaceuticals, Inc. (1)	52,016,563
394,035	BioMarin Pharmaceutical, Inc. (1)	44,151,622
580,380	Celgene Corp. (1)	62,715,863

	Total Biotechnology	158,884,048

	Capital Markets (2.1%)
1,149,270	Charles Schwab Corp. (The)	35,052,735

	Communications Equipment (2.0%)
488,363	QUALCOMM, Inc.	33,208,684

	Energy Equipment & Services (1.8%)
328,811	Schlumberger, Ltd.	31,108,809

	Food & Staples Retailing (2.5%)
298,044	Costco Wholesale Corp.	42,635,194

	Food Products (2.7%)
474,595	Mead Johnson Nutrition Co.	45,523,153

	Health Care Technology (7.2%)
359,162	athenahealth, Inc. (1)	44,054,811
1,076,167	Cerner Corp. (1)	77,279,552

	Total Health Care Technology	121,334,363

	Hotels, Restaurants & Leisure (7.5%)
73,294	Chipotle Mexican Grill, Inc. (1)	45,540,494
1,639,330	Starbucks Corp.	81,277,981

	Total Hotels, Restaurants & Leisure	126,818,475

	Insurance (3.5%)
561,290	ACE, Ltd.	60,052,417

	Internet & Catalog Retail (6.8%)
81,975	Amazon.com, Inc. (1)	34,575,415
64,955	Priceline Group, Inc. (The) (1)	80,401,949

	Total Internet & Catalog Retail	114,977,364

	Internet Software & Services (15.2%)
218,376	Equinix, Inc.	55,888,970
809,055	Facebook, Inc. (1)	63,729,262
152,230	Google, Inc. — Class C (1)	81,799,122
221,215	LinkedIn Corp. (1)	55,774,938

	Total Internet Software & Services	257,192,292

	IT Services (4.5%)
1,153,904	Visa, Inc.	76,215,359

See accompanying notes to financial statements.

36

TCW Select Equities Fund

April 30, 2015

Number of Shares	Common Stock	Value
	Life Sciences Tools & Services (3.4%)
313,535	Illumina, Inc. (1)	$57,768,824

	Pharmaceuticals (2.6%)
154,899	Actavis PLC (Ireland) (1)	43,814,731

	REIT (4.9%)
873,272	American Tower Corp.	82,550,402

	Semiconductors & Semiconductor Equipment (2.8%)
921,745	ARM Holdings PLC (United Kingdom) (SP ADR)	46,999,778

	Software (15.0%)
1,082,930	Mobileye NV (Netherlands) (1)	48,580,240
1,472,998	Salesforce.com, Inc. (1)	107,263,714
760,405	ServiceNow, Inc. (1)	56,923,918
606,805	Splunk, Inc. (1)	40,258,478

	Total Software	253,026,350

	Specialty Retail (2.0%)
381,595	Tiffany & Co.	33,381,931

	Textiles, Apparel & Luxury Goods (1.6%)
349,600	Under Armour, Inc. (1)	27,111,480

	Total Common Stock (Cost: $1,024,327,709) (98.8%)	1,670,663,447

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $20,203,521) (1.2%)
$20,203,521	State Street Bank & Trust Company, 0%, due 05/01/15 (collateralized by $20,665,000 Federal National Mortgage Association, 2.08%, due 11/02/22 valued at $20,608,977) (Total Amount to be Received Upon Repurchase $20,203,521)	20,203,521

	Total Investments (Cost: $1,044,531,230) (100.0%)	1,690,866,968
	Excess of Other Assets over Liabilities (0.0%)	55,300

	Net Assets (100.0%)	$1,690,922,268

Notes to the Schedule of Investments:

REIT -	Real Estate Investment Trust.
SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Non-income producing security.

See accompanying notes to financial statements.

37

TCW Select Equities Fund

Investments by Industry (Unaudited)	April 30, 2015

Industry	Percentage of Net Assets
Beverages	1.3%
Biotechnology	9.4
Capital Markets	2.1
Communications Equipment	2.0
Energy Equipment & Services	1.8
Food & Staples Retailing	2.5
Food Products	2.7
Health Care Technology	7.2
Hotels, Restaurants & Leisure	7.5
Insurance	3.5
Internet & Catalog Retail	6.8
Internet Software & Services	15.2
IT Services	4.5
Life Sciences Tools & Services	3.4
Pharmaceuticals	2.6
REIT	4.9
Semiconductors & Semiconductor Equipment	2.8
Software	15.0
Specialty Retail	2.0
Textiles, Apparel & Luxury Goods	1.6
Short-Term Investments	1.2

Total	100.0%

See accompanying notes to financial statements.

38

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)	April 30, 2015

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.3% of Net Assets)
19,800	Curtiss-Wright Corp.	$1,446,588
36,310	HEICO Corp.	2,027,550

	Total Aerospace & Defense	3,474,138

	Airlines (1.3%)
29,050	Spirit Airlines, Inc. (1)	1,989,054

	Auto Components (3.0%)
41,900	Dorman Products, Inc. (1)	1,962,177
47,300	Gentherm, Inc. (1)	2,494,129

	Total Auto Components	4,456,306

	Banks (2.2%)
46,900	ServisFirst Bancshares, Inc.	1,634,934
61,900	Square 1 Financial, Inc. (1)	1,600,734

	Total Banks	3,235,668

	Beverages (1.9%)
11,200	Boston Beer Co., Inc. (1)	2,775,360

	Biotechnology (3.0%)
38,790	Cepheid, Inc. (1)	2,176,119
30,815	Karyopharm Therapeutics, Inc. (1)	836,935
14,500	Ophthotech Corp. (1)	656,560
15,125	Ultragenyx Pharmaceutical, Inc. (1)	853,504

	Total Biotechnology	4,523,118

	Building Products (1.0%)
32,400	Trex Co., Inc. (1)	1,520,208

	Capital Markets (3.3%)
52,100	Financial Engines, Inc.	2,197,057
140,800	WisdomTree Investments, Inc.	2,680,832

	Total Capital Markets	4,877,889

	Communications Equipment (1.3%)
31,200	Arista Networks, Inc. (1)	1,997,112

	Diversified Consumer Services (3.0%)
26,715	MarketAxess Holdings, Inc.	2,293,483
83,400	Nord Anglia Education, Inc. (1)	2,172,570

	Total Diversified Consumer Services	4,466,053

	Electrical Equipment (1.4%)
32,120	Power Solutions International, Inc. (1)	2,049,256

	Electronic Equipment, Instruments & Components (3.4%)
45,445	Cognex Corp. (1)	2,040,026
36,589	FARO Technologies, Inc. (1)	1,457,340

See accompanying notes to financial statements.

39

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Electronic Equipment, Instruments & Components (Continued)
19,750	FEI Co.	$1,490,335

	Total Electronic Equipment, Instruments & Components	4,987,701

	Energy Equipment & Services (2.0%)
23,200	Core Laboratories NV (Netherlands)	3,045,696

	Food & Staples Retailing (2.7%)
77,200	Diplomat Pharmacy, Inc. (1)	2,765,304
16,290	Pricesmart, Inc.	1,310,693

	Total Food & Staples Retailing	4,075,997

	Food Products (3.5%)
62,300	Freshpet, Inc. (1)	1,350,664
187,704	Lifeway Foods, Inc. (1)	3,793,498

	Total Food Products	5,144,162

	Health Care Equipment & Supplies (7.4%)
73,400	AtriCure, Inc. (1)	1,615,534
4,200	Atrion Corp.	1,364,370
46,800	Cardiovascular Systems, Inc. (1)	1,464,840
25,080	DexCom, Inc. (1)	1,694,656
148,455	Endologix, Inc. (1)	2,309,960
41,400	LDR Holding Corp. (1)	1,401,390
100,235	Novadaq Technologies, Inc. (Canada) (1)	1,083,540

	Total Health Care Equipment & Supplies	10,934,290

	Health Care Providers & Services (2.4%)
38,750	Health Net, Inc. (1)	2,040,187
47,700	LHC Group, Inc. (1)	1,529,262

	Total Health Care Providers & Services	3,569,449

	Health Care Technology (3.4%)
20,900	athenahealth, Inc. (1)	2,563,594
91,800	Veeva Systems, Inc. (1)	2,437,290

	Total Health Care Technology	5,000,884

	Hotels, Restaurants & Leisure (5.7%)
46,800	BJ’s Restaurants, Inc. (1)	2,190,240
83,050	El Pollo Loco Holdings, Inc. (1)	2,174,249
52,800	Habit Restaurants, Inc. (The) (1)	1,748,736
99,300	La Quinta Holdings, Inc. (1)	2,391,144

	Total Hotels, Restaurants & Leisure	8,504,369

	Insurance (1.1%)
82,050	Heritage Insurance Holdings, Inc. (1)	1,645,103

	Internet & Catalog Retail (2.2%)
60,000	Etsy, Inc. (1)	1,334,400

See accompanying notes to financial statements.

40

TCW Small Cap Growth Fund

April 30, 2015

Number of Shares	Common Stock	Value
	Internet & Catalog Retail (Continued)
118,550	Travelport Worldwide, Ltd.	$1,876,646

	Total Internet & Catalog Retail	3,211,046

	Internet Software & Services (10.2%)
37,250	Benefitfocus, Inc. (1)	1,286,988
79,700	Box, Inc. (1)	1,363,667
98,040	Cornerstone OnDemand, Inc. (1)	2,806,885
24,300	Demandware, Inc. (1)	1,496,880
39,700	Envestnet, Inc. (1)	2,035,022
58,700	Marketo, Inc. (1)	1,670,015
22,000	Shutterstock, Inc. (1)	1,484,780
25,490	SPS Commerce, Inc. (1)	1,663,477
32,350	Yelp, Inc. (1)	1,274,267

	Total Internet Software & Services	15,081,981

	IT Services (1.5%)
34,500	EPAM Systems, Inc. (1)	2,232,495

	Machinery (4.3%)
39,569	Chart Industries, Inc. (1)	1,604,523
43,550	John Bean Technologies Corp.	1,680,594
22,150	Proto Labs, Inc. (1)	1,550,500
21,600	RBC Bearings, Inc.	1,576,584

	Total Machinery	6,412,201

	Oil, Gas & Consumable Fuels (0.7%)
37,450	RSP Permian, Inc. (1)	1,086,799

	Professional Services (3.2%)
56,000	Barrett Business Services, Inc.	2,490,320
63,450	TriNet Group, Inc. (1)	2,222,019

	Total Professional Services	4,712,339

	Real Estate Management & Development (0.9%)
37,475	RE/MAX Holdings, Inc.	1,266,280

	Semiconductors & Semiconductor Equipment (2.3%)
121,555	Exar Corp. (1)	1,199,748
48,288	Mellanox Technologies, Ltd. (1)	2,244,909

	Total Semiconductors & Semiconductor Equipment	3,444,657

	Software (8.5%)
51,300	FireEye, Inc. (1)	2,118,690
28,600	Imperva, Inc. (1)	1,304,732
29,050	Proofpoint, Inc. (1)	1,568,119
45,850	Qualys, Inc. (1)	2,270,492
47,550	Splunk, Inc. (1)	3,154,705
12,970	Ultimate Software Group, Inc. (The) (1)	2,155,873

	Total Software	12,572,611

See accompanying notes to financial statements.

41

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Specialty Retail (4.6%)
27,600	Asbury Automotive Group, Inc. (1)	$2,319,228
26,750	Dick’s Sporting Goods, Inc.	1,451,455
40,180	Five Below, Inc. (1)	1,354,870
180,800	Sportsman’s Warehouse Holdings, Inc. (1)	1,741,104

	Total Specialty Retail	6,866,657

	Technology Hardware, Storage & Peripherals (1.2%)
73,960	Nimble Storage, Inc. (1)	1,809,062

	Textiles, Apparel & Luxury Goods (3.7%)
66,900	Kate Spade & Co. (1)	2,187,630
44,170	Steven Madden, Ltd. (1)	1,723,513
85,170	Vince Holding Corp. (1)	1,569,683

	Total Textiles, Apparel & Luxury Goods	5,480,826

	Total Common Stock (Cost: $108,580,073) (98.6%)	146,448,767

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $2,838,200) (1.9%)
$2,838,200	State Street Bank & Trust Company, 0%, due 05/01/15 (collateralized by $2,940,000 Federal Home Loan Mortgage Corp., 2.1%, due 10/17/22 valued at $2,895,671) (Total Amount to be Received Upon Repurchase $2,838,200)	2,838,200

	Total Investments (Cost: $111,418,273) (100.5%)	149,286,967
	Liabilities in Excess of Other Assets (-0.5%)	(726,888)

	Net Assets (100.0%)	$148,560,079

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to financial statements.

42

TCW Small Cap Growth Fund

Investments by Industry (Unaudited)	April 30, 2015

Industry	Percentage of Net Assets
Aerospace & Defense	2.3%
Airlines	1.3
Auto Components	3.0
Banks	2.2
Beverages	1.9
Biotechnology	3.0
Building Products	1.0
Capital Markets	3.3
Communications Equipment	1.3
Diversified Consumer Services	3.0
Electrical Equipment	1.4
Electronic Equipment, Instruments & Components	3.4
Energy Equipment & Services	2.0
Food & Staples Retailing	2.7
Food Products	3.5
Health Care Equipment & Supplies	7.4
Health Care Providers & Services	2.4
Health Care Technology	3.4
Hotels, Restaurants & Leisure	5.7
Insurance	1.1
Internet & Catalog Retail	2.2
Internet Software & Services	10.2
IT Services	1.5
Machinery	4.3
Oil, Gas & Consumable Fuels	0.7
Professional Services	3.2
Real Estate Management & Development	0.9
Semiconductors & Semiconductor Equipment	2.3
Software	8.5
Specialty Retail	4.6
Technology Hardware, Storage & Peripherals	1.2
Textiles, Apparel & Luxury Goods	3.7
Short-Term Investments	1.9

Total	100.5%

See accompanying notes to financial statements.

43

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.4% of Net Assets)
15,850	BE Aerospace, Inc.	$947,672
11,837	HEICO Corp.	660,978

	Total Aerospace & Defense	1,608,650

	Airlines (1.3%)
9,000	Spirit Airlines, Inc. (1)	616,230

	Auto Components (1.4%)
13,950	Dorman Products, Inc. (1)	653,279

	Banks (1.6%)
5,670	SVB Financial Group (1)	752,749

	Beverages (2.1%)
4,000	Boston Beer Co., Inc. (1)	991,200

	Biotechnology (5.0%)
7,900	Alkermes PLC (1)	437,423
13,065	Cepheid, Inc. (1)	732,946
5,150	Incyte Corp. (1)	500,374
7,650	Isis Pharmaceuticals, Inc. (1)	433,908
10,050	Karyopharm Therapeutics, Inc. (1)	272,958

	Total Biotechnology	2,377,609

	Capital Markets (5.0%)
18,900	Financial Engines, Inc.	797,013
9,562	Stifel Financial Corp. (1)	505,256
58,150	WisdomTree Investments, Inc.	1,107,176

	Total Capital Markets	2,409,445

	Communications Equipment (1.5%)
11,500	Arista Networks, Inc. (1)	736,115

	Diversified Consumer Services (1.2%)
6,500	MarketAxess Holdings, Inc.	558,025

	Electronic Equipment, Instruments & Components (3.6%)
14,490	Cognex Corp. (1)	650,456
12,172	FARO Technologies, Inc. (1)	484,811
7,600	FEI Co.	573,496

	Total Electronic Equipment, Instruments & Components	1,708,763

	Energy Equipment & Services (2.0%)
7,403	Core Laboratories NV (Netherlands)	971,866

	Food & Staples Retailing (4.2%)
25,000	Diplomat Pharmacy, Inc. (1)	895,500
8,169	Pricesmart, Inc.	657,278
6,755	United Natural Foods, Inc. (1)	455,692

	Total Food & Staples Retailing	2,008,470

See accompanying notes to financial statements.

44

TCW SMID Cap Growth Fund

April 30, 2015

Number of Shares	Common Stock	Value
	Food Products (4.0%)
35,661	Lifeway Foods, Inc. (1)	$720,709
26,750	WhiteWave Foods Co. (The) (1)	1,176,197

	Total Food Products	1,896,906

	Health Care Equipment & Supplies (5.3%)
22,950	AtriCure, Inc. (1)	505,129
15,400	Cardiovascular Systems, Inc. (1)	482,020
31,341	Endologix, Inc. (1)	487,666
1,450	Intuitive Surgical, Inc. (1)	719,171
31,550	Novadaq Technologies, Inc. (Canada) (1)	341,056

	Total Health Care Equipment & Supplies	2,535,042

	Health Care Providers & Services (1.4%)
12,350	Health Net, Inc. (1)	650,228

	Health Care Technology (2.8%)
6,650	athenahealth, Inc. (1)	815,689
19,200	Veeva Systems, Inc. (1)	509,760

	Total Health Care Technology	1,325,449

	Hotels, Restaurants & Leisure (5.6%)
15,800	Aramark	485,534
32,850	El Pollo Loco Holdings, Inc. (1)	860,013
16,850	Habit Restaurants, Inc. (The) (1)	558,072
32,250	La Quinta Holdings, Inc. (1)	776,580

	Total Hotels, Restaurants & Leisure	2,680,199

	Internet & Catalog Retail (2.5%)
19,850	Etsy, Inc. (1)	441,464
9,300	TripAdvisor, Inc. (1)	748,557

	Total Internet & Catalog Retail	1,190,021

	Internet Software & Services (5.5%)
34,050	Cornerstone OnDemand, Inc. (1)	974,851
14,250	Envestnet, Inc. (1)	730,455
7,350	Shutterstock, Inc. (1)	496,052
10,400	Yelp, Inc. (1)	409,656

	Total Internet Software & Services	2,611,014

	Leisure Products (1.5%)
5,150	Polaris Industries, Inc.	705,344

	Life Sciences Tools & Services (1.0%)
2,500	Illumina, Inc. (1)	460,625

	Machinery (7.8%)
5,900	Graco, Inc.	422,558
9,700	Middleby Corp. (The) (1)	982,998

See accompanying notes to financial statements.

45

TCW SMID Cap Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Machinery (Continued)
10,800	Proto Labs, Inc. (1)	$756,000
6,550	WABCO Holdings, Inc. (1)	815,147
8,100	Wabtec Corp.	761,805

	Total Machinery	3,738,508

	Media (1.1%)
7,100	AMC Networks, Inc. (1)	535,624

	Road & Rail (1.2%)
5,855	Kansas City Southern	600,079

	Semiconductors & Semiconductor Equipment (1.9%)
41,050	NVIDIA Corp.	911,105

	Software (15.6%)
11,590	ANSYS, Inc. (1)	994,886
22,100	FireEye, Inc. (1)	912,730
13,277	Mobileye NV (Netherlands) (1)	595,606
4,100	NetSuite, Inc. (1)	391,837
14,000	ServiceNow, Inc. (1)	1,048,040
20,065	Splunk, Inc. (1)	1,331,212
6,650	Tyler Technologies, Inc. (1)	810,968
2,791	Ultimate Software Group, Inc. (The) (1)	463,920
9,820	Workday, Inc. (1)	895,682

	Total Software	7,444,881

	Specialty Retail (5.1%)
8,850	Asbury Automotive Group, Inc. (1)	743,665
16,600	Dick’s Sporting Goods, Inc.	900,716
22,500	DSW, Inc.	816,075

	Total Specialty Retail	2,460,456

	Textiles, Apparel & Luxury Goods (4.1%)
21,950	Kate Spade & Co. (1)	717,765
9,510	Under Armour, Inc. (1)	737,501
27,259	Vince Holding Corp. (1)	502,383

	Total Textiles, Apparel & Luxury Goods	1,957,649

	Total Common Stock (Cost: $36,653,686) (98.7%)	47,095,531

See accompanying notes to financial statements.

46

TCW SMID Cap Growth Fund

April 30, 2015

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $841,666) (1.8%)
$841,666	State Street Bank & Trust Company, 0%, due 05/01/15 (collateralized by $865,000 Federal National Mortgage Association, 2.08%, due 11/02/22 valued at $862,655) (Total Amount to be Received Upon Repurchase $841,666)	$841,666

	Total Investments (Cost: $37,495,352) (100.5%)	47,937,197
	Liabilities in Excess of Other Assets (-0.5%)	(219,673)

	Net Assets (100.0%)	$47,717,524

Notes to the Schedule of Investments:

(1)	Non-income producing security.

See accompanying notes to financial statements.

47

TCW SMID Cap Growth Fund

Investments by Industry (Unaudited)	April 30, 2015

Industry	Percentage of Net Assets
Aerospace & Defense	3.4%
Airlines	1.3
Auto Components	1.4
Banks	1.6
Beverages	2.1
Biotechnology	5.0
Capital Markets	5.0
Communications Equipment	1.5
Diversified Consumer Services	1.2
Electronic Equipment, Instruments & Components	3.6
Energy Equipment & Services	2.0
Food & Staples Retailing	4.2
Food Products	4.0
Health Care Equipment & Supplies	5.3
Health Care Providers & Services	1.4
Health Care Technology	2.8
Hotels, Restaurants & Leisure	5.6
Internet & Catalog Retail	2.5
Internet Software & Services	5.5
Leisure Products	1.5
Life Sciences Tools & Services	1.0
Machinery	7.8
Media	1.1
Road & Rail	1.2
Semiconductors & Semiconductor Equipment	1.9
Software	15.6
Specialty Retail	5.1
Textiles, Apparel & Luxury Goods	4.1
Short-Term Investments	1.8

Total	100.5%

See accompanying notes to financial statements.

48

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2015

	TCW Concentrated Value Fund		TCW Conservative Allocation Fund		TCW Global Real Estate Fund		TCW Growth Equities Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$13,139		$310		$2,474		$24,404
Investment in Affiliated Issuers, at Value	—		34,201	(2)	—		—
Foreign Currency, at Value	—		—		30	(3)	—
Cash	—		469		—	(4)	—
Receivable for Securities Sold	822		—		—		—
Receivable for Fund Shares Sold	1		—		—		—
Dividends Receivable	17		26		2		6
Foreign Tax Reclaims Receivable	2		—		—		—
Receivable from Investment Advisor	4		—		21		7
Prepaid Expenses	17		19		24		16

Total Assets	14,002		35,025		2,551		24,433

LIABILITIES
Payable for Securities Purchased	—		25		—		63
Payable for Fund Shares Redeemed	168		—		—		35
Disbursements in Excess of Available Cash	758		—		—		—
Accrued Directors’ Fees and Expenses	7		8		9		8
Accrued Compliance Expense	—	(4)	2		—	(4)	—	(4)
Accrued Management Fees	8		—		2		21
Accrued Distribution Fees	1		1		—	(4)	1
Other Accrued Expenses	25		15		15		34

Total Liabilities	967		51		26		162

NET ASSETS	$13,035		$34,974		$2,525		$24,271

NET ASSETS CONSIST OF:
Paid-in Capital	$18,497		$30,138		$2,542		$15,557
Accumulated Net Realized Gain (Loss) on Investments and Options Written	(6,707)		889		12		1,202
Unrealized Appreciation (Depreciation) of Investments and Foreign Currency	1,218		4,020		(29)		7,578
Undistributed Net Investment Income (Loss)	27		(73)		—		(66)

NET ASSETS	$13,035		$34,974		$2,525		$24,271

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$10,654		$31,392		$2,014		$19,522

N Class Share	$2,381		$3,582		$511		$4,749

CAPITAL SHARES OUTSTANDING: (5)
I Class Share	533,301		2,512,228		198,848		1,585,058

N Class Share	120,446		287,193		50,454		388,266

NET ASSET VALUE PER SHARE: (6)
I Class Share	$19.98		$12.50		$10.13		$12.32

N Class Share	$19.77		$12.47		$10.13		$12.23

(1)	The identified cost for the TCW Concentrated Value Fund, the TCW Conservative Allocation Fund, the TCW Global Real Estate Fund and the TCW Growth Equities Fund at April 30, 2015 was $11,921, $509, $2,503 and $16,826, respectively.
(2)	The identified cost for investments in affiliated issuers for the TCW Conservative Allocation Fund was $29,982.
(3)	The identified cost for the TCW Global Real Estate Fund at April 30, 2015 was $30.
(4)	Amount rounds to less than $1.
(5)	The number of authorized shares, with a par value of $0.001 per share, for the TCW Concentrated Value Fund, the TCW Conservative Allocation Fund and the TCW Global Real Estate Fund is 2,000,000,000 for each of the I Class and N Class shares, and the TCW Growth Equities Fund is 4,000,000,000 for each of the I Class and N Class shares.
(6)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

49

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2015

	TCW High Dividend Equities Fund		TCW Relative Value Dividend Appreciation Fund	TCW Relative Value Large Cap Fund	TCW Relative Value Mid Cap Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$4,885		$1,121,713	$729,592	$139,144
Receivable for Securities Sold	44		3,279	288	611
Receivable for Fund Shares Sold	—		584	495	58
Dividends Receivable	3		1,031	413	47
Receivable from Investment Advisor	20		—	1	2
Prepaid Expenses	24		43	30	25

Total Assets	4,976		1,126,650	730,819	139,887

LIABILITIES
Payable for Securities Purchased	50		2,176	1,180	691
Payable for Fund Shares Redeemed	—		398	2,338	67
Accrued Directors’ Fees and Expenses	9		7	8	8
Accrued Compliance Expense	—	(2)	17	9	1
Accrued Management Fees	2		695	444	93
Accrued Distribution Fees	—	(2)	191	6	5
Options Written, at Value (3)	—	(2)	—	—	—
Other Accrued Expenses	15		291	200	54

Total Liabilities	76		3,775	4,185	919

NET ASSETS	$4,900		$1,122,875	$726,634	$138,968

NET ASSETS CONSIST OF:
Paid-in Capital	$4,829		$965,242	$468,698	$109,754
Accumulated Net Realized Gain (Loss) on Investments and Options Written	(2)		(107,874)	14,838	(3,191)
Unrealized Appreciation of Investments and Options Written	74		263,828	240,830	32,474
Undistributed Net Investment Income (Loss)	(1)		1,679	2,268	(69)

NET ASSETS	$4,900		$1,122,875	$726,634	$138,968

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$4,328		$197,305	$699,425	$111,356

N Class Share	$572		$925,570	$27,209	$27,612

CAPITAL SHARES OUTSTANDING: (4)
I Class Share	418,951		11,484,429	30,513,598	4,506,967

N Class Share	55,415		52,994,328	1,189,492	1,143,495

NET ASSET VALUE PER SHARE: (5)
I Class Share	$10.33		$17.18	$22.92	$24.71

N Class Share	$10.33		$17.47	$22.87	$24.15

(1)	The identified cost for the TCW High Dividend Equities Fund, the TCW Relative Value Dividend Appreciation Fund, the TCW Relative Value Large Cap Fund and the TCW Relative Value Mid Cap Fund at April 30, 2015 was $4,812, $857,885, $488,762 and $106,670, respectively.
(2)	Amount rounds to less than $1.
(3)	Premium received $1.
(4)	The number of authorized shares, with a par value of $0.001 per share, for the TCW High Dividend Equities Fund, the TCW Relative Value Dividend Appreciation Fund and the TCW Relative Value Large Cap Fund is 2,000,000,000 for each of the I and N class shares, and the TCW Relative Value Mid Cap Fund is 4,000,000,000 for each of the I and N class shares.
(5)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

50

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2015

	TCW Select Equities Fund	TCW Small Cap Growth Fund	TCW SMID Cap Growth Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$1,690,867	$149,287	$47,937
Receivable for Fund Shares Sold	2,865	78	3
Dividends Receivable	313	11	5
Receivable from Investment Advisor	—	7	7
Prepaid Expenses	47	25	18

Total Assets	1,694,092	149,408	47,970

LIABILITIES
Payable for Securities Purchased	—	378	137
Payable for Fund Shares Redeemed	1,625	213	32
Accrued Directors’ Fees and Expenses	8	8	8
Accrued Compliance Expense	2	6	—	(2)
Accrued Management Fees	1,057	131	41
Accrued Distribution Fees	43	6	5
Other Accrued Expenses	435	106	29

Total Liabilities	3,170	848	252

NET ASSETS	$1,690,922	$148,560	$47,718

NET ASSETS CONSIST OF:
Paid-in Capital	$950,655	$96,051	$36,481
Accumulated Net Realized Gain on Investments	94,746	15,326	1,367
Unrealized Appreciation of Investments	646,336	37,869	10,442
Undistributed Net Investment Loss	(815)	(686)	(572)

NET ASSETS	$1,690,922	$148,560	$47,718

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$1,488,641	$118,669	$23,030

N Class Share	$202,281	$29,891	$24,688

CAPITAL SHARES OUTSTANDING: (3)
I Class Share	54,542,247	3,918,613	1,525,237

N Class Share	7,863,163	1,057,276	1,634,691

NET ASSET VALUE PER SHARE: (4)
I Class Share	$27.29	$30.28	$15.10

N Class Share	$25.73	$28.27	$15.10

(1)	The identified cost for the TCW Select Equities Fund, the TCW Small Cap Growth Fund and the TCW SMID Cap Growth Fund at April 30, 2015 was $1,044,531, $111,418 and $37,495, respectively.
(2)	Amount rounds to less than $1.
(3)	The number of authorized shares, with a par value of $0.001 per share, for the TCW Select Equities Fund is 1,667,000,000 for each of the I Class and N Class shares, for the TCW Small Cap Growth Fund is 1,666,000,000 each of the I Class and N Class shares and for the TCW SMID Cap Growth Fund is 2,000,000,000 for each of the I Class and N Class shares.
(4)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

51

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2015

	TCW Concentrated Value Fund		TCW Conservative Allocation Fund		TCW Global Real Estate Fund (1)		TCW Growth Equities Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$120	(2)	$—	(3)	$23	(2)	$85	(2)
Dividends from Investment in Affiliated Issuers	—		204		—		—

Total	120		204		23		85

Expenses:
Management Fees	46		—		5		126
Accounting Services Fees	2		3		—	(3)	3
Administration Fees	1		1		—	(3)	1
Transfer Agent Fees:
I Class	3		3		1		5
N Class	3		2		1		4
Custodian Fees	5		3		3		6
Professional Fees	16		8		32		17
Directors’ Fees and Expenses	12		13		11		13
Registration Fees:
I Class	7		7		8		7
N Class	7		7		8		7
Distribution Fees:
N Class	3		2		1		6
Compliance Expense	1		3		—	(3)	—	(3)
Shareholder Reporting Expense	1		1		6		2
Other	1		2		3		3

Total	108		55		79		200

Less Expenses Borne by Investment Advisor:
I Class	16		—		44		27
N Class	15		6		26		22

Net Expenses	77		49		9		151

Net Investment Income (Loss)	43		155		14		(66)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	1,749		228		7		1,299
Investments in Affiliated Issuers	—		11		—		—
Realized Gain Distributed from Affiliated Issuers	—		610		—		—
Foreign Currency	—		—		—	(3)	—
Options Written	—		—		5		—
Change in unrealized Appreciation (Depreciation) on:
Investments	(1,271)		(57)		(29)		(86)
Foreign Currency	—		—		—	(3)	—
Investments in Affiliated Issuers	—		206		—		—

Net Realized and Unrealized Gain (Loss) on Investments and Options Written	478		998		(17)		1,213

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$521		$1,153		$(3)		$1,147

(1)	For the period December 1, 2014 (Commencement of Operations) through April 30, 2015.
(2)	Net of foreign taxes withheld of $2, $1 and $1 for the TCW Concentrated Value Fund, the TCW Global Real Estate Fund and the TCW Growth Equities Fund, respectively.
(3)	Amount rounds to less than $1.

See accompanying notes to financial statements.

52

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2015

	TCW High Dividend Equities Fund (1)		TCW Relative Value Dividend Appreciation Fund		TCW Relative Value Large Cap Fund		TCW Relative Value Mid Cap Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$36	(2)	$14,659	(2)	$7,023	(2)	$1,137

Total	36		14,659		7,023		1,137

Expenses:
Management Fees	6		4,317		2,681		562
Accounting Services Fees	—	(3)	55		35		8
Administration Fees	—	(3)	33		21		5
Transfer Agent Fees:
I Class	1		66		282		30
N Class	1		484		16		15
Custodian Fees	3		10		9		5
Professional Fees	32		25		22		17
Directors’ Fees and Expenses	11		13		13		13
Registration Fees:
I Class	8		12		11		9
N Class	8		19		8		8
Distribution Fees:
N Class	1		1,192		34		34
Compliance Expense	—	(3)	11		15		2
Shareholder Reporting Expense	7		4		3		3
Other	3		75		47		11

Total	81		6,316		3,197		722

Less Expenses Borne by Investment Advisor:
I Class	47		—		—		—
N Class	22		—		12		15

Net Expenses	12		6,316		3,185		707

Net Investment Income	24		8,343		3,838		430

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(3)		51,066		40,951		10,746
Options Written	1		—		—		—
Change in Unrealized Appreciation (Depreciation) on:
Investments	73		(21,287)		(10,944)		(4,081)
Options Written	1		—		—		—

Net Realized and Unrealized Gain (Loss) on Investments and Option Written	72		29,779		30,007		6,665

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$96		$38,122		$33,845		$7,095

(1)	For the period December 1, 2014 (Commencement of Operations) through April 30, 2015.
(2)	Net of foreign taxes withheld of $0, $13 and $8 for the TCW High Dividend Equities Fund, the TCW Relative Value Dividend Appreciation Fund and the TCW Relative Value Large Cap Fund, respectively.
(3)	Amount rounds to less than $1.

See accompanying notes to financial statements.

53

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2015

	TCW Select Equities Fund	TCW Small Cap Growth Fund	TCW SMID Cap Growth Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$7,216	$290 (1)	$101	(1)

Total	7,216	290	101

Expenses:
Management Fees	6,645	805	243
Accounting Services Fees	86	9	3
Administration Fees	52	5	2
Transfer Agent Fees:
I Class	699	38	2
N Class	123	17	2
Custodian Fees	15	11	6
Professional Fees	30	20	17
Directors’ Fees and Expenses	13	13	13
Registration Fees:
I Class	15	8	7
N Class	10	8	7
Distribution Fees:
N Class	264	39	30
Compliance Expense	17	4	1
Shareholder Reporting Expense	5	4	1
Other	119	28	3

Total	8,093	1,009	337

Less Expenses Borne by Investment Advisor:
I Class	—	—	8
N Class	—	32	38

Net Expenses	8,093	977	291

Net Investment Loss	(877)	(687)	(190)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	96,749	19,420	1,453
Change in Unrealized Appreciation (Depreciation) on:
Investments	(120)	(5,522)	268

Net Realized and Unrealized Gain (Loss) on Investments	96,629	13,898	1,721

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$95,752	$13,211	$1,531

(1)	Net of foreign taxes withheld of $4 and $1 for the TCW Small Cap Growth Fund and the TCW SMID Cap Growth Fund, respectively.

See accompanying notes to financial statements.

54

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Concentrated Value Fund		TCW Conservative Allocation Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$43	$49	$155	$292
Net Realized Gain on Investments	1,749	1,056	849	552
Change in Unrealized Appreciation (Depreciation) on Investments	(1,271)	743	149	1,137

Increase in Net Assets Resulting from Operations	521	1,848	1,153	1,981

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(42)	(36)	(333)	(512)
N Class	(9)	(4)	(4)	(13)
Distributions from Net Realized Gain:
I Class	—	—	(158)	—
N Class	—	—	(4)	—

Total Distributions to Shareholders	(51)	(40)	(499)	(525)

NET CAPITAL SHARE TRANSACTIONS
I Class	284	751	(10)	2,213
N Class	507	666	2,777	(284)

Increase in Net Assets Resulting from Net Capital Shares Transactions	791	1,417	2,767	1,929

Increase in Net Assets	1,261	3,225	3,421	3,385
NET ASSETS
Beginning of Period	11,774	8,549	31,553	28,168

End of Period	$13,035	$11,774	$34,974	$31,553

Undistributed Net Investment Income (Loss)	$27	$35	$(73)	$109

See accompanying notes to financial statements.

55

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Global Real Estate Fund	TCW Growth Equities Fund
	For the period December 1, 2014 (Commencement of Operations) through April 30, 2015 (Unaudited)	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income (Loss)	$14	$(66)	$(174)
Net Realized Gain on Investments and Options Written	12	1,299	3,066
Change in Unrealized Depreciation on Investments	(29)	(86)	(1,084)

Increase (Decrease) in Net Assets Resulting from Operations	(3)	1,147	1,808

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(9)	—	—
N Class	(5)	—	—
Distributions from Net Realized Gain:
I Class	—	(2,007)	(8,090)
N Class	—	(502)	(2,308)

Total Distributions to Shareholders	(14)	(2,509)	(10,398)

NET CAPITAL SHARE TRANSACTIONS
I Class	2,037	(1,258)	4,634
N Class	505	(307)	897

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	2,542	(1,565)	5,531

Increase (Decrease) in Net Assets	2,525	(2,927)	(3,059)
NET ASSETS
Beginning of Period	—	27,198	30,257

End of Period	$2,525	$24,271	$27,198

Undistributed Net Investment Income (Loss)	$—	$(66)	$—

See accompanying notes to financial statements.

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TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW High Dividend Equities Fund	TCW Relative Value Dividend Appreciation Fund
	For the Period December 1, 2014 (Commencement of Operations) through April 30, 2015 (Unaudited)	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$24	$8,343	$16,460
Net Realized Gain (Loss) on Investments and Options Written	(2)	51,066	75,270
Change in Unrealized Appreciation (Depreciation) on Investments and Options Written	74	(21,287)	40,524

Increase in Net Assets Resulting from Operations	96	38,122	132,254

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(19)	(1,356)	(3,214)
N Class	(6)	(5,308)	(12,413)

Total Distributions to Shareholders	(25)	(6,664)	(15,627)

NET CAPITAL SHARE TRANSACTIONS
I Class	4,273	(3,558)	702
N Class	556	(70,822)	(15,193)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	4,829	(74,380)	(14,491)

Increase (Decrease) in Net Assets	4,900	(42,922)	102,136
NET ASSETS
Beginning of Period	—	1,165,797	1,063,661

End of Period	$4,900	$1,122,875	$1,165,797

Undistributed Net Investment Income (Loss)	$(1)	$1,679	$—

See accompanying notes to financial statements.

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TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Relative Value Large Cap Fund		TCW Relative Value Mid Cap Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$3,838	$6,893	$430	$617
Net Realized Gain on Investments	40,951	33,964	10,746	20,011
Change in Unrealized Appreciation (Depreciation) on Investments	(10,944)	54,700	(4,081)	(5,406)

Increase in Net Assets Resulting from Operations	33,845	95,557	7,095	15,222

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(6,775)	(6,862)	(506)	(520)
N Class	(214)	(802)	(90)	(98)
Distributions from Net Realized Gain:
I Class	—	—	(13,135)	(9,698)
N Class	—	—	(3,289)	(3,696)

Total Distributions to Shareholders	(6,989)	(7,664)	(17,020)	(14,012)

NET CAPITAL SHARE TRANSACTIONS
I Class	(26,872)	78,398	4,419	(4,460)
N Class	(3,423)	(55,337)	1,193	(8,482)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(30,295)	23,061	5,612	(12,942)

Increase (Decrease) in Net Assets	(3,439)	110,954	(4,313)	(11,732)
NET ASSETS
Beginning of Period	730,073	619,119	143,281	155,013

End of Period	$726,634	$730,073	$138,968	$143,281

Undistributed Net Investment Income (Loss)	$2,268	$5,419	$(69)	$97

See accompanying notes to financial statements.

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TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Select Equities Fund		TCW Small Cap Growth Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Loss	$(877)	$(2,982)	$(687)	$(2,151)
Net Realized Gain on Investments	96,749	72,793	19,420	42,235
Change in Unrealized Appreciation (Depreciation) on Investments	(120)	114,136	(5,522)	(22,398)

Increase in Net Assets Resulting from Operations	95,752	183,947	13,211	17,686

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	—	(79)	—	—
Distributions from Net Realized Gain:
I Class	(50,375)	(42,602)	(22,038)	(20,781)
N Class	(7,121)	(13,105)	(5,353)	(17,176)

Total Distributions to Shareholders	(57,496)	(55,786)	(27,391)	(37,957)

NET CAPITAL SHARE TRANSACTIONS
I Class	(157,267)	176,067	(10,468)	(15,300)
N Class	(28,698)	(169,232)	115	(77,622)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(185,965)	6,835	(10,353)	(92,922)

Increase (Decrease) in Net Assets	(147,709)	134,996	(24,533)	(113,193)
NET ASSETS
Beginning of Period	1,838,631	1,703,635	173,093	286,286

End of Period	$1,690,922	$1,838,631	$148,560	$173,093

Undistributed Net Investment Income (Loss)	$(815)	$62	$(686)	$1

See accompanying notes to financial statements.

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TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW SMID Cap Growth Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Loss	$(190)	$(428)
Net Realized Gain on Investments	1,453	6,062
Change in Unrealized Appreciation (Depreciation) on Investments	268	(3,213)

Increase in Net Assets Resulting from Operations	1,531	2,421

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Realized Gain:
I Class	(736)	—
N Class	(750)	—

Total Distributions to Shareholders	(1,486)	—

NET CAPITAL SHARE TRANSACTIONS
I Class	(5,448)	(3,952)
N Class	713	(222)

Decrease in Net Assets Resulting from Net Capital Shares Transactions	(4,735)	(4,174)

Decrease in Net Assets	(4,690)	(1,753)
NET ASSETS
Beginning of Period	52,408	54,161

End of Period	$47,718	$52,408

Undistributed Net Investment Loss	$(572)	$(382)

See accompanying notes to financial statements.

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TCW Funds, Inc.

Notes to Financial Statements (Unaudited)	April 30, 2015

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), that currently offers 22 no-load mutual funds (the “Funds”). TCW Investment Management Company (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the 11 U.S. Equity Funds that are covered in this report:

TCW Fund	Investment Objective
Diversified U.S. Equity Funds

TCW Concentrated Value Fund	Seeks to provide long-term capital appreciation by investing at least 80% of the value of its net assets in publicly traded equity securities of companies with market capitalizations of greater than $3 billion dollars at the time of acquisition.

TCW Global Real Estate Fund	Seeks to maximize total return from current income and long-term capital growth by investing at least 80% of its net assets in equity securities of real estate investment trusts (“REITs”) and real estate companies.

TCW Growth Equities Fund	Seeks long-term capital appreciation by investing at least 80% of the value of its net assets in equity securities issued by companies with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising Russell Mid Cap® Growth Index.

TCW High Dividend Equities Fund	Seeks high total return from current income and capital appreciation by investing at least 80% of the value of its net assets in equity securities listed on U.S. financial markets.

TCW Relative Value Dividend Appreciation Fund	Seeks to realize a high level of dividend income consistent with prudent investment management, with capital appreciation as a secondary objective, by investing at least 80% of the value of its net assets in equity securities of companies that have a record of paying dividends.

TCW Relative Value Large Cap Fund	Seeks capital appreciation, with a secondary goal of current income, by investing at least 80% of the value of its net assets in equity securities of companies with a market capitalization of greater than $1 billion at the time of purchase.

TCW Relative Value Mid Cap Fund	Seeks to provide long-term capital appreciation by investing at least 65% of the value of its net assets in equity securities issued by companies with market capitalizations at the time of acquisition, within the capitalization ranges of the companies comprising the Russell Mid Cap® Value Index.

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TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 1 — Organization (Continued)

TCW Fund	Investment Objective

TCW Select Equities Fund	Seeks to provide long-term capital appreciation by investing primarily in equity securities of mid- and large-capitalization companies.

TCW Small Cap Growth Fund	Seeks to provide long-term capital appreciation by investing at least 80% of the value of its net assets in equity securities issued by companies with market capitalizations, at the time of acquisition, within the capitalization range of the companies comprising the Russell 2000® Growth Index.

TCW SMID Cap Growth Fund	Seeks to provide long-term capital appreciation by investing at least 80% of the value of its net assets in equity securities issued by companies with market capitalizations at the time of acquisition, within the capitalization range of companies comprising the Russell 2500® Growth Index.
Fund of Funds

TCW Conservative Allocation Fund	Seeks to provide current income and, secondarily, long-term capital appreciation by investing in a combination of fixed income funds and equity funds that utilize diverse investment styles such as growth and/or value investing. The Fund invests between 20% and 60% of its net assets in equity funds and between 40% and 80% in fixed income funds. The Fund also invests in ETFs and ETNs.

All Funds offer two classes of shares: I Class and N Class. The Classes are substantially the same except that the N Class shares are subject to a distribution fee.

The TCW Conservative Allocation Fund invests in other TCW Funds and in Metropolitan West Funds which are affiliated funds.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes. Each Fund is considered an investment company under the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) No. 946, Financial Services — Investment Companies.

Net Asset Value:    The Net Asset Value of each Class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that Class at the close of the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern Time or 1:00 p.m. Pacific Time, but the NYSE sometimes closes earlier) on each day that the NYSE is open for trading.

Security Valuations:    Securities listed or traded on the New York and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ stock market are valued using

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Note 2 — Significant Accounting Policies (Continued)

official closing prices as reported by NASDAQ. All other securities for which over-the-counter (“OTC”) market quotations are readily available, including short-term securities, are valued with prices furnished by independent pricing services or by broker dealers. Options are valued at the last reported sales price or the mean of the current bid and asked prices if there are no sales in the trading period. Repurchase agreements are priced at cost which approximates market value. Open-end mutual funds held in the TCW Conservative Allocation Fund are valued based on the net asset value per share of the mutual fund.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that prices received are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of Company’s Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value inputs for disclosure purposes. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

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TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:    A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities.    Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Certain foreign securities that are fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized in Level 2 of the fair value hierarchy.

Exchange-traded funds.    Exchange-traded funds are generally valued based on quoted prices from the applicable exchange. They are categorized in Level 1 of the fair value hierarchy.

Master Limited Partnerships.    Master Limited Partnerships are generally valued based on quoted prices from the applicable exchange. They are categorized in Level 1 of the fair value hierarchy.

Mutual Funds.    Open-end Mutual funds are valued using the net asset value as reported by the fund companies. As such, they are categorized in Level 1.

Options contracts.    Exchange listed option contracts traded on securities exchanges are fair valued using quoted prices from the applicable exchange; as such, they are categorized in Level 1. Option contracts traded over-the-counter (OTC) are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Restricted securities.    Restricted securities held in non-public entities, including illiquid Rule 144A securities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on observability of the inputs.

Short-term investments.    Short-term investments are valued using market price quotations, and are reflected in Level 2 of the fair value hierarchy. Repurchase agreements are valued at cost, which approximates fair value, and are categorized in Level 2.

The Funds, within the exception of the TCW Global Real Estate Fund, categorized their investments at Level 1, with the corresponding industries as represented in the Schedule of Investments, and all short-term investments at Level 2 as of April 30, 2015.

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Note 2 — Significant Accounting Policies (Continued)

The following is a summary of the inputs used of as of April 30, 2015 in valuing the TCW Global Real Estate Fund.

TCW Global Real Estate Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Household Durables	$185,894	$—	$—	$185,894
Internet Software & Services	37,366	—	—	37,366
REIT	1,308,972	509,223	—	1,818,195
Real Estate Management & Development	—	277,137	—	277,137

Total Common Stock	1,532,232	786,360	—	2,318,592

Preferred Stock
REIT	112,029	—	—	112,029

Total Preferred Stock	112,029	—	—	112,029

Short-Term Investments	—	43,078	—	43,078

Total Investments	$1,644,261	$829,438	$—	$2,473,699

The Funds did not have any transfers in and out of Level 1 and Level 2 of the fair value hierarchy during the period ended April 30, 2015.

The Funds held no investments or other financial instruments at April 30, 2015 whose fair value was calculated using Level 3 inputs.

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification. Distributions received from real estate investment trust securities may include return of capital. Such distributions reduce the cost basis of those investments. Distributions received, if any, in excess of the cost basis of a security is recognized as capital gain.

Foreign Currency Translation:    The books and records of each Fund are maintained in U.S. dollars as follows: (1) the market value of foreign securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes:    The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

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TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Derivative Instruments:    Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended April 30, 2015, the TCW Global Real Estate Fund and the TCW High Dividend Equities Fund had the following derivatives and transactions in derivatives, grouped in the following risk categories (amounts in thousands except Notional Amounts or Shares/Units):

	Equity Risk		Total
TCW Global Real Estate Fund
Statement of Operations:
Realized Gain (Loss) on
Investments (1)	$(1)		$(1)
Written Options	5		5

Total Realized Gain	$4		$4

Notional Amounts or Shares/Units (2)
Purchased Options	6		6
Written Options	12		12
TCW High Dividend Equities Fund
Statements of Asset and Liabilities:
Liability Derivatives
Written Options	$—	(3)	$—	(3)

Total Value	$—	(3)	$—	(3)

Statement of Operations:
Realized Gain on
Written Options	$1		$1

Total Realized Gain	$1		$1

Change in Unrealized Appreciation on:
Written Options	$1		$1

Total Change in Unrealized Appreciation	$1		$1

Notional Amounts or Shares/Units (2)
Written Options	6		6

(1)	Represents realized loss for purchased options.
(2)	Amount disclosed represent average number of contracts or notional amounts, which are representative of the volume traded for the period ended April 30, 2015.
(3)	Amount rounds to less than $1.

Options:    The Funds may purchase and sell put and call options on an index of securities to enhance investment performance and to protect against changes in market prices. The Funds may also enter into currency options to hedge against currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may

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Note 2 — Significant Accounting Policies (Continued)

purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. During the period ended April 30, 2015, the TCW Global Real Estate Fund and the TCW High Dividend Equities Fund had written options. Open written options are listed on the Schedule of Investments

Transactions in written option contracts for the period ended April 30, 2015, were as follows:

TCW Global Real Estate Fund

	Call Contracts	Call Premiums
Options outstanding at December 1, 2014 (Commencement of Operations)	—	$—
Options written	38	6,636
Options terminated in closing purchase transactions	(1)	(364)
Options exercised	(7)	(1,269)
Options expired	(30)	(5,003)

Options outstanding at April 30, 2015	—	$—

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TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW High Dividend Equities Fund

	Call Contracts	Call Premiums
Options outstanding at December 1, 2014 (Commencement of Operations)	—	$—
Options written	19	3,602
Options terminated in closing purchase transactions	—	—
Options exercised	(6)	(874)
Options expired	(8)	(1,352)

Options outstanding at April 30, 2015	5	$1,376

When-Issued, Delayed-Delivery and Forward Commitment Transactions:    The Funds, with the exception of the TCW Conservative Allocation Fund, may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If the Fund’s counterparty fails to deliver a security purchased on a when issued, delayed delivery or forward commitment basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate with market conditions. In addition, because the Fund is not required to pay for when-issued, delayed-delivery or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract. To guard against the deemed leverage, the Fund segregates cash or securities in the amount or value at least equal to the amount of these transactions.

Repurchase Agreements:    The Funds may enter into Repurchase Agreements, under the terms of Master Repurchase Agreements (“MRA”). The MRA permits each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Funds receive securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. Repurchase agreements outstanding at the end of the period are listed in each Fund’s Schedule of Investments. The following table presents the net amounts available for offset under the MRA and net of the related collateral received by the Funds as of April 30, 2015 (in thousands):

Fund Name	Counterparty	Gross Asset Subject to Master Agreement	Collateral Received (1)	Asset/ (Liabilities) Available for Offset	Net Amount of Asset (2)
TCW Global Real Estate Fund	State Street Bank & Trust Co.	$43	$(43)	$—	$—
TCW Growth Equities Fund	State Street Bank & Trust Co.	515	(515)	—	—
TCW High Dividend Equities Fund	State Street Bank & Trust Co.	234	(234)	—	—

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Note 2 — Significant Accounting Policies (Continued)

Fund Name	Counterparty	Gross Asset Subject to Master Agreement	Collateral Received (1)	Asset/ (Liabilities) Available for Offset	Net Amount of Asset (2)
TCW Relative Value Dividend Appreciation Fund	State Street Bank & Trust Co.	$4,344	$(4,344)	$—	$—
TCW Relative Value Large Cap Fund	State Street Bank & Trust Co.	23,881	(23,881)	—	—
TCW Relative Value Mid Cap Fund	State Street Bank & Trust Co.	949	(949)	—	—
TCW Select Equities Fund	State Street Bank & Trust Co.	20,204	(20,204)	—	—
TCW Small Cap Growth Fund	State Street Bank & Trust Co.	2,838	(2,838)	—	—
TCW SMID Cap Growth Fund	State Street Bank & Trust Co.	842	(842)	—	—

(1)	Full value of collateral received is disclosed below. Excess collateral is not shown for financial reporting purposes.
(2)	Represents the net amount receivable from the counterparty in the event of default.

The following table shows the full value of the collateral received by the Funds (in thousands):

Fund Name	Collateral Value
TCW Global Real Estate Fund	$46
TCW Growth Equities Fund	529
TCW High Dividend Equities Fund	239
TCW Relative Value Dividend Appreciation Fund	4,434
TCW Relative Value Large Cap Fund	24,359
TCW Relative Value Mid Cap Fund	968
TCW Select Equities Fund	20,609
TCW Small Cap Growth Fund	2,896
TCW SMID Cap Growth Fund	863

Security Lending:    The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2015.

Allocation of Operating Activity for Multiple Classes    Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of the class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income, and therefore, the payment of different per share dividends by each class.

Dividends and Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Global Real Estate Fund, the TCW High Dividend Equities Fund and the TCW Relative Value Dividend Appreciation Fund declare and pay, or reinvest, dividends from net investment income quarterly. The other Equity Funds and TCW Conservative Allocation Fund declare and pay, or reinvest, dividends from net investment income annually. Capital gains realized by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining

69

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year. Distributions received from real estate investment trust securities may include return of capital. Such distributions reduce the cost basis of the respective securities. Distributions, if any, in excess of the cost basis of the security are recognized as capital gain.

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 3 — Risk Considerations

Market Risk:    The Funds’ investments will fluctuate with market conditions, so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk:    The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk:    The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of the Funds’ investment portfolio, the greater the change in value.

Credit Risk:    The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower-rated debt securities in which the Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions.

Counterparty Risk:    The Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties.

Investment Style Risk:    Certain Funds may also be subject to investment style risk. The Advisor’s investment styles may be out of favor at times or may not produce the best results over short or longer time periods and may increase the volatility of a Fund’s share price.

Equity Risk:    Equity securities may include common stock, preferred stock or other securities representing an ownership interest of the right to acquire an ownership interest in an issuer. Equity risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and can decline in value over short or extended periods. The value of stocks and other equity securities will be affected by changes in a company’s financial condition and in overall market, economic and political conditions.

70

TCW Funds, Inc.

April 30, 2015

Note 3 — Risk Considerations (Continued)

The exposure to credit and counterparty risks with respect to these financial assets is reflected in fair value recorded in the Funds’ Statements of Assets and Liabilities.

For complete information on the various risks involved, please refer to the Funds’ prospectus and the Statement of Additional Information which can be obtained on the Funds’ website (www.tcw.com) or by calling the customer service.

Note 4 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2015, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Concentrated Value Fund	$1,507	$(291)	$1,216	$11,923
TCW Conservative Allocation Fund	4,391	(446)	3,945	30,566
TCW Global Real Estate Fund	40	(70)	(30)	2,504
TCW Growth Equities Fund	7,938	(470)	7,468	16,936
TCW High Dividend Equities Fund	123	(56)	67	4,818
TCW Relative Value Dividend Appreciation Fund	284,417	(18,732)	265,685	856,028
TCW Relative Value Large Cap Fund	246,205	(7,403)	238,802	490,790
TCW Relative Value Mid Cap Fund	34,697	(3,305)	31,392	107,752
TCW Select Equities Fund	652,096	(6,624)	645,472	1,045,395
TCW Small Cap Growth Fund	39,454	(2,809)	36,645	112,642
TCW SMID Cap Value Fund	11,562	(1,325)	10,237	37,700

At October 31, 2014, the components of distributable earnings on a tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Concentrated Value Fund	$35	$—	$35
TCW Conservative Allocation Fund	109	240	349
TCW Growth Equities Fund	499	2,009	2,508
TCW Relative Value Large Cap Fund	5,420	—	5,420
TCW Relative Value Mid Cap Fund	—	16,422	16,422
TCW Select Equities Fund	3,368	54,121	57,489
TCW Small Cap Growth Fund	5,596	18,863	24,459
TCW SMID Cap Growth Fund	—	1,486	1,486

71

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Federal Income Taxes (Continued)

During the year ended October 31, 2014, the tax character of distributions paid was as follows (amounts in thousands):

	Ordinary Income	Long-Term Capital Gain	Total Distributions
TCW Concentrated Value Fund	$40	$—	$40
TCW Conservative Allocation Fund	525	—	525
TCW Growth Equities Fund	2,263	8,135	10,398
TCW Relative Value Dividend Appreciation Fund	15,627	—	15,627
TCW Relative Value Large Cap Fund	7,664	—	7,664
TCW Relative Value Mid Cap Fund	1,122	12,890	14,012
TCW Select Equities Fund	1,245	54,541	55,786
TCW Small Cap Growth Fund	—	37,957	37,957

At October 31, 2014, the following Funds had net realized loss carryforwards for federal income tax purposes (amounts in thousands) which were incurred prior to December 22, 2010:

	Expiring In
	2015	2016	2017
TCW Concentrated Value Fund	$—	$—	$8,456
TCW Relative Value Dividend Appreciation Fund	—	—	160,797
TCW Relative Value Large Cap Fund	—	—	23,890
TCW Relative Value Mid Cap Fund (1)	6,529	6,075	—
TCW Select Equities Fund (1)	—	148	—

(1)	Utilization of the loss is subject to limitations under Section 382 of the Internal Revenue Code.

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred after that date will be required to be utilized prior to the losses incurred in the pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. There were no capital losses carryforward by the Funds that were incurred after December 22, 2010.

The Funds did not have any unrecognized tax benefits at April 30, 2015, nor were there any increases or decreases in unrecognized tax benefits for the period ended April 30, 2015. The Funds are subject to examination by the U.S. Federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 5 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

Fund	Management Fee %
TCW Concentrated Value Fund	0.65%
TCW Global Real Estate Fund	0.80%
TCW Growth Equities Fund	1.00%
TCW High Dividend Equities Fund	0.65%
TCW Relative Value Dividend Appreciation Fund	0.75%
TCW Relative Value Large Cap Fund	0.75%
TCW Relative Value Mid Cap Fund	0.80%
TCW Select Equities Fund	0.75%
TCW Small Cap Growth Fund	1.00%
TCW SMID Cap Growth Fund	1.00%

72

TCW Funds, Inc.

April 30, 2015

Note 5 — Fund Management Fees and Other Expenses (Continued)

The TCW Conservative Allocation Fund does not pay management fees to the Advisor; however, the Fund pays management fees to the Advisor indirectly, as a shareholder in the affiliated funds.

In addition to the management fees, the Funds reimburse, with approval by the Company’s Board of Directors, the Advisor’s costs associated in support of the Funds’ Rule 38a-1 compliance obligations. These amounts are allocated to each Fund based on management fees paid and are included in the Statements of Operations.

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Concentrated Value Fund
I Class	1.09%	(1)
N Class	1.09%	(1)
TCW Conservative Allocation Fund
I Class	0.85%	(1)
N Class	0.85%	(1)
TCW Global Real Estate Fund
I Class	1.46%	(1)
N Class	1.46%	(1)
TCW Growth Equities Fund
I Class	1.20%	(1)
N Class	1.20%	(1)
TCW High Dividend Equities Fund
I Class	1.18%	(1)
N Class	1.18%	(1)
TCW Relative Value Dividend Appreciation Fund
I Class	1.17%	(2)
N Class	1.17%	(2)
TCW Relative Value Large Cap Fund
I Class	1.15%	(2)
N Class	1.15%	(2)
TCW Relative Value Mid Cap Fund
I Class	1.21%	(1)
N Class	1.21%	(1)
TCW Select Equities Fund
I Class	1.18%	(2)
N Class	1.18%	(2)
TCW Small Cap Growth Fund
I Class	1.37%	(2)
N Class	1.37%	(2)
TCW SMID Cap Growth Fund
I Class	1.20%	(1)
N Class	1.20%	(1)

(1)	These limitations are based on an agreement between the Advisor and the Company.
(2)	Limitations based on average expense ratio as reported by Lipper, Inc., which is subject to change on a monthly basis. This ratio was in effect as of April 30, 2015. The advisor may, at its sole discretion, extend or modify the expense limitation at the conclusion of the one-year period.

The amount borne by the Advisor during a fiscal year when the operating expenses of a Fund are in excess of the expense limitation cannot be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Advisor can only recapture expenses within a given fiscal year for that year’s operating expenses.

73

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 5 — Fund Management Fees and Other Expenses (Continued)

Directors’ Fees:    Directors who are not affiliated with the Advisor receive compensation from the Funds which are shown on the Statement of Operations. Directors may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred is recorded on the Funds’ books as other liabilities. Deferred compensation is included within Directors’ fees and expenses in the Statements of Assets and Liabilities.

Note 6 — Distribution Plan

TCW Funds Distributors (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 7 — Transactions with Affiliates

The summary of TCW Conservative Allocation Fund transactions in the affiliated funds for the period ended April 30, 2015, is as follows:

Name of Affiliated Fund	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period (In Thousands)	Dividends and Interest Income Received (In Thousands)	Distributions Received from Net Realized Gain (In Thousands)
Metropolitan West Total Return Bond Fund—I Class	554,686	80,205	(22,027)	612,864	$6,723	$53	$15
TCW Global Real Estate Fund—I Class	—	137,850	(3,490)	134,360	1,361	4	—
TCW Growth Equities Fund—I Class	115,248	29,971	(4,877)	140,342	1,729	—	155
TCW High Dividend Equities Fund—I Class	—	170,851	(4,305)	166,546	1,720	—	—
TCW Relative Value Large Cap Fund—I Class	223,994	30,724	(44,416)	210,302	4,820	49	—
TCW Relative Value Mid Cap Fund—I Class	60,457	16,501	(21,609)	55,349	1,368	7	184
TCW Select Equities Fund—I Class	268,965	43,101	(51,572)	260,494	7,109	—	224
TCW Total Return Bond Fund—I Class	814,503	122,528	(32,487)	904,544	9,371	91	32

Total					$34,201	$204	$610

74

TCW Funds, Inc.

April 30, 2015

Note 7 — Transactions with Affiliates (Continued)

The ownership percentage of TCW Conservative Allocation Fund in each of the affiliated underlying funds at April 30, 2015 is as follows:

Name of Affiliated Fund	Ownership Percentage (1)
Metropolitan West Total Return Bond Fund	0.01%
TCW Global Real Estate Fund	53.91%
TCW Growth Equities Fund	7.12%
TCW High Dividend Equities Fund	35.11%
TCW Relative Value Large Cap Fund	0.66%
TCW Relative Value Mid Cap Fund	0.98%
TCW Select Equities Fund	0.42%
TCW Total Return Bond Fund	0.11%

(1)	Percentage ownership based on total net assets of the underlying fund.

The financial statements of the Metropolitan West Total Return Bond Fund and the TCW Total Return Bond Fund are available by calling 800-FUND-TCW (800-386-3829) or by going to the SEC website at www.sec.gov. Financial statements for the remaining underlying funds are included in this report.

Note 8 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the six months ended April 30, 2015, were as follows (amounts in thousands):

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Concentrated Value Fund	$8,389	$7,118	$—	$—
TCW Conservative Allocation Fund	7,996	4,909	—	—
TCW Global Real Estate Fund	2,757	304	—	—
TCW Growth Equities Fund	6,324	10,642	—	—
TCW High Dividend Equities Fund	5,212	629	—	—
TCW Relative Value Large Cap Fund	66,822	111,259	—	—
TCW Relative Value Midcap Fund	15,763	27,159	—	—
TCW Relative Value Dividend Appreciation Fund	105,073	151,729	—	—
TCW Select Equities Fund	267,638	467,142	—	—
TCW Small Cap Growth Fund	64,607	103,721	—	—
TCW SMID Cap Growth Fund	12,387	18,871	—	—

Note 9 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Concentrated Value Fund	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	224,830	$4,484	136,189	$2,464
Shares Issued upon Reinvestment of Dividends	1,992	41	2,110	36
Shares Redeemed	(208,220)	(4,241)	(99,718)	(1,749)

Net Increase	18,602	$284	38,581	$751

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	115,049	$2,278	60,228	$1,087
Shares Issued upon Reinvestment of Dividends	453	9	251	4
Shares Redeemed	(89,181)	(1,780)	(24,415)	(425)

Net Increase	26,321	$507	36,064	$666

75

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 9 — Capital Share Transactions (Continued)

TCW Conservative Allocation Fund	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	130,083	$1,621	638,319	$7,515
Shares Issued upon Reinvestment of Dividends	39,548	484	41,922	491
Shares Redeemed	(170,068)	(2,115)	(493,402)	(5,793)

Net Increase (Decrease)	(437)	$(10)	186,839	$2,213

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	242,360	$3,042	7,837	$92
Shares Issued upon Reinvestment of Dividends	632	8	1,083	13
Shares Redeemed	(22,100)	(273)	(32,810)	(389)

Net Increase (Decrease)	220,892	$2,777	(23,890)	$(284)

TCW Global Real Estate Fund	December 1, 2014 (Commencement of Operations) through April 30, 2015 (Unaudited)
I Class	Shares	Amount (in thousands)
Shares Sold	201,423	$2,064
Shares Issued upon Reinvestment of Dividends	916	9
Shares Redeemed	(3,491)	(36)

Net Increase	198,848	$2,037

N Class	Shares	Amount (in thousands)
Shares Sold	50,000	$500
Shares Issued upon Reinvestment of Dividends	454	5

Net Increase	50,454	$505

TCW Growth Equities Fund	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	52,736	$664	340,335	$4,739
Shares Issued upon Reinvestment of Dividends	160,008	1,920	592,022	7,643
Shares Redeemed	(296,983)	(3,842)	(529,465)	(7,748)

Net Increase (Decrease)	(84,239)	$(1,258)	402,892	$4,634

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	16,969	$213	70,713	$945
Shares Issued upon Reinvestment of Dividends	41,507	494	176,825	2,269
Shares Redeemed	(80,095)	(1,014)	(176,507)	(2,317)

Net Increase (Decrease)	(21,619)	$(307)	71,031	$897

76

TCW Funds, Inc.

April 30, 2015

Note 9 — Capital Share Transactions (Continued)

TCW High Dividend Equities Fund	December 1, 2014 (Commencement of Operations) through April 30, 2015 (Unaudited)
I Class	Shares	Amount (in thousands)
Shares Sold	422,041	$4,306
Shares Issued upon Reinvestment of Dividends	1,216	12
Shares Redeemed	(4,306)	(45)

Net Increase	418,951	$4,273

N Class	Shares	Amount (in thousands)
Shares Sold	54,862	$550
Shares Issued upon Reinvestment of Dividends	553	6

Net Increase	55,415	$556

TCW Relative Value Dividend Appreciation Fund	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	938,991	$16,089	3,552,551	$56,549
Shares Issued upon Reinvestment of Dividends	73,713	1,264	183,900	2,981
Shares Redeemed	(1,218,598)	(20,911)	(3,708,625)	(58,828)

Net Increase (Decrease)	(205,894)	$(3,558)	27,826	$702

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	3,900,486	$67,789	14,048,501	$225,770
Shares Issued upon Reinvestment of Dividends	300,565	5,245	741,128	12,266
Shares Redeemed	(8,308,490)	(143,856)	(15,532,451)	(253,229)

Net Decrease	(4,107,439)	$(70,822)	(742,822)	$(15,193)

TCW Relative Value Large Cap Fund	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	2,920,410	$66,372	9,430,786	$198,832
Shares Issued upon Reinvestment of Dividends	290,399	6,627	329,438	6,730
Shares Redeemed	(4,401,078)	(99,871)	(5,982,918)	(127,164)

Net Increase (Decrease)	(1,190,269)	$(26,872)	3,777,306	$78,398

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	77,463	$1,750	1,394,553	$29,254
Shares Issued upon Reinvestment of Dividends	9,147	208	38,905	795
Shares Redeemed	(239,495)	(5,381)	(3,972,849)	(85,386)

Net Decrease	(152,885)	$(3,423)	(2,539,391)	$(55,337)

TCW Relative Value Mid Cap Fund	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	199,004	$4,976	843,826	$22,252
Shares Issued upon Reinvestment of Dividends	547,757	13,217	385,371	9,842
Shares Redeemed	(553,722)	(13,774)	(1,363,414)	(36,554)

Net Increase (Decrease)	193,039	$4,419	(134,217)	$(4,460)

77

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 9 — Capital Share Transactions (Continued)

TCW Relative Value Mid Cap Fund	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	22,400	$550	157,263	$4,077
Shares Issued upon Reinvestment of Dividends	136,665	3,227	146,281	3,667
Shares Redeemed	(106,774)	(2,584)	(626,900)	(16,226)

Net Increase (Decrease)	52,291	$1,193	(323,356)	$(8,482)

TCW Select Equities Fund	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	6,934,568	$186,119	24,192,812	$612,787
Shares Issued upon Reinvestment of Dividends	749,179	19,883	768,879	19,314
Shares Redeemed	(13,469,007)	(363,269)	(18,003,954)	(456,034)

Net Increase (Decrease)	(5,785,260)	$(157,267)	6,957,737	$176,067

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	226,497	$5,791	2,177,573	$52,057
Shares Issued upon Reinvestment of Dividends	273,878	6,858	533,793	12,710
Shares Redeemed	(1,633,014)	(41,347)	(9,738,846)	(233,999)

Net Decrease	(1,132,639)	$(28,698)	(7,027,480)	$(169,232)

TCW Small Cap Growth Fund	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	258,858	$7,866	1,484,889	$47,783
Shares Issued upon Reinvestment of Dividends	741,101	21,433	594,180	20,000
Shares Redeemed	(1,317,780)	(39,767)	(2,472,858)	(83,083)

Net Decrease	(317,821)	$(10,468)	(393,789)	$(15,300)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	53,724	$1,546	292,175	$9,222
Shares Issued upon Reinvestment of Dividends	190,980	5,160	516,641	16,460
Shares Redeemed	(230,068)	(6,591)	(3,321,176)	(103,304)

Net Increase (Decrease)	14,636	$115	(2,512,360)	$(77,622)

TCW SMID Cap Growth Fund	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	9,560	$149	218,062	$3,238
Shares Issued upon Reinvestment of Dividends	47,296	696	—	—
Shares Redeemed	(437,079)	(6,293)	(488,310)	(7,190)

Net Decrease	(380,223)	$(5,448)	(270,248)	$(3,952)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	325	$5	4,943	$76
Shares Issued upon Reinvestment of Dividends	50,974	750	—	—
Shares Redeemed	(2,772)	(42)	(20,537)	(298)

Net Increase (Decrease)	48,527	$713	(15,594)	$(222)

78

TCW Funds, Inc.

April 30, 2015

Note 10 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at April 30, 2015.

Note 11 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by any Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

Note 12 — Recently Issued Accounting Pronouncements

In June 2014, FASB issued Accounting Standards Update No. 2014-11, Transfers & Servicing (Topic 860): “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (“ASU 2014-11”) to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. ASU 2014-11 is effective for annual reporting periods beginning after December 15, 2014 and interim periods beginning after December 15, 2015. Management is currently evaluating the implications of these changes and their impact on the financial statements.

79

TCW Concentrated Value Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net Asset Value per Share, Beginning of Period	$19.37		$16.02	$12.20	$10.83	$10.99	$9.98

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.06		0.09	0.08	0.05	0.04	0.03
Net Realized and Unrealized Gain (Loss) on Investments	0.63		3.34	3.86	1.36	(0.17)	1.07

Total from Investment Operations	0.69		3.43	3.94	1.41	(0.13)	1.10

Less Distributions:
Distributions from Net Investment Income	(0.08)		(0.08)	(0.12)	(0.04)	(0.03)	(0.09)

Net Asset Value per Share, End of Period	$19.98		$19.37	$16.02	$12.20	$10.83	$10.99

Total Return	3.54	% (2)	21.46%	32.67%	12.94%	(1.23)%	11.05%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$10,654		$9,970	$7,628	$7,007	$22,496	$34,285
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.38	% (3)	1.60%	1.95%	1.19%	0.96%	0.91%
After Expense Reimbursement	1.09	% (3)	1.11%	1.14%	1.19%	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	0.61	% (3)	0.52%	0.56%	0.43%	0.31%	0.32%
Portfolio Turnover Rate	52.59	% (2)	39.65%	39.65%	24.99%	38.18%	53.50%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2015 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

80

TCW Concentrated Value Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011		2010
Net Asset Value per Share, Beginning of Period	$19.17		$15.85	$12.11	$10.71	$10.95		$9.94

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.06		0.09	0.08	0.05	0.00	(2)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	0.62		3.31	3.82	1.35	(0.24)		1.05

Total from Investment Operations	0.68		3.40	3.90	1.40	(0.24)		1.06

Less Distributions:
Distributions from Net Investment Income	(0.08)		(0.08)	(0.16)	—	(0.00	) (2)	(0.05)

Net Asset Value per Share, End of Period	$19.77		$19.17	$15.85	$12.11	$10.71		$10.95

Total Return	3.52	% (3)	21.50%	32.61%	13.07%	(2.19)%		10.71%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,381		$1,804	$921	$861	$861		$30,786
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.21	% (4)	3.66%	4.15%	3.29%	1.18%		1.17%
After Expense Reimbursement	1.09	% (4)	1.11%	1.14%	1.18%	N/A		N/A
Ratio of Net Investment Income to Average Net Assets	0.61	% (4)	0.50%	0.58%	0.45%	0.01%		0.05%
Portfolio Turnover Rate	52.59	% (3)	39.65%	39.65%	24.99%	38.18%		53.50%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2015 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

81

TCW Conservative Allocation Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net Asset Value per Share, Beginning of Period	$12.24		$11.66	$10.91	$10.51	$10.79	$9.87

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.06		0.11	0.22	0.32	0.21	0.23
Net Realized and Unrealized Gain on Investments	0.40		0.67	0.79	0.51	0.17	0.94

Total from Investment Operations	0.46		0.78	1.01	0.83	0.38	1.17

Less Distributions:
Distributions from Net Investment Income	(0.14)		(0.20)	(0.26)	(0.20)	(0.19)	(0.25)
Distributions from Net Realized Gain	(0.06)		—	—	(0.23)	(0.47)	—

Total Distributions	(0.20)		(0.20)	(0.26)	(0.43)	(0.66)	(0.25)

Net Asset Value per Share, End of Period	$12.50		$12.24	$11.66	$10.91	$10.51	$10.79

Total Return	3.80	% (2)	6.66%	9.42%	8.35%	3.63%	12.08%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$31,392		$30,746	$27,121	$14,705	$11,356	$4,746
Ratio of Expenses to Average Net Assets: (3)
Before Expense Reimbursement	0.28	% (4)	0.29%	0.40%	0.67%	1.08%	1.74%
After Expense Reimbursement	N/A		N/A	N/A	N/A	0.85%	0.89%
Ratio of Net Investment Income to Average Net Assets	0.98	% (4)	0.94%	1.96%	2.98%	1.97%	2.27%
Portfolio Turnover Rate	15.31	% (2)	40.56%	57.98%	59.12%	93.92%	42.93%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2015 and is not indicative of a full year’s operating results.
(3)	Does not include expenses of the underlying affiliated funds.
(4)	Annualized.

See accompanying notes to financial statements.

82

TCW Conservative Allocation Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net Asset Value per Share, Beginning of Period	$12.17		$11.61	$10.89	$10.51	$10.79	$9.86

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.03		0.05	0.18	0.29	0.21	0.22
Net Realized and Unrealized Gain on Investments	0.39		0.66	0.78	0.52	0.17	0.96

Total from Investment Operations	0.42		0.71	0.96	0.81	0.38	1.18

Less Distributions:
Distributions from Net Investment Income	(0.06)		(0.15)	(0.24)	(0.20)	(0.19)	(0.25)
Distributions from Net Realized Gain	(0.06)		—	—	(0.23)	(0.47)	—

Total Distributions	(0.12)		(0.15)	(0.24)	(0.43)	(0.66)	(0.25)

Net Asset Value per Share, End of Period	$12.47		$12.17	$11.61	$10.89	$10.51	$10.79

Total Return	3.56	% (2)	6.07%	8.97%	8.09%	3.63%	12.19%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,582		$807	$1,047	$815	$1,149	$209
Ratio of Expenses to Average Net Assets: (3)
Before Expense Reimbursement	1.77	% (4)	3.20%	2.84%	2.70%	3.76%	15.40%
After Expense Reimbursement	0.85	% (4)	0.85%	0.85%	0.85%	0.85%	0.89%
Ratio of Net Investment Income to Average Net Assets	0.50	% (4)	0.41%	1.58%	2.72%	1.95%	2.19%
Portfolio Turnover Rate	15.31	% (2)	40.56%	57.98%	59.12%	93.92%	42.93%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2015 and is not indicative of a full year’s operating results.
(3)	Does not include expenses of the underlying affiliated funds.
(4)	Annualized.

See accompanying notes to financial statements.

83

TCW Global Real Estate Fund

Financial Highlights — I Class

	December 1, 2014 (Commencement of Operations through April 30, 2015 (Unaudited)
Net Asset Value per Share, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.09
Net Realized and Unrealized Gain on Investments	0.13

Total from Investment Operations	0.22

Less Distributions:
Distributions from Net Investment Income	(0.09)

Net Asset Value per Share, End of Period	$10.13

Total Return	2.22	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,014
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	11.29	% (3)
After Expense Reimbursement	1.44	% (3)
Ratio of Net Investment Income to Average Net Assets	2.03	% (3)
Portfolio Turnover Rate	21.10	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period December 1, 2014 (Commencement of Operations) through April 30, 2015 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

84

TCW Global Real Estate Fund

Financial Highlights — N Class

	December 1, 2014 (Commencement of Operations through April 30, 2015 (Unaudited)
Net Asset Value per Share, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.10
Net Realized and Unrealized Gain on Investments	0.12

Total from Investment Operations	0.22

Less Distributions:
Distributions from Net Investment Income	(0.09)

Net Asset Value per Share, End of Period	$10.13

Total Return	2.22	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$511
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	13.71	% (3)
After Expense Reimbursement	1.44	% (3)
Ratio of Net Investment Income to Average Net Assets	2.25	% (3)
Portfolio Turnover Rate	21.10	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period December 1, 2014 (Commencement of Operations) through April 30, 2015 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

85

TCW Growth Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net Asset Value per Share, Beginning of Period	$13.10		$18.86	$13.87	$14.66	$13.95	$10.87

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.03)		(0.08)	(0.05)	(0.08)	(0.11)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	0.61		1.32	5.24	(0.15)	0.82	3.17

Total from Investment Operations	0.58		1.24	5.19	(0.23)	0.71	3.08

Less Distributions:
Distributions from Net Investment Income	—		—	(0.02)	—	—	—
Distributions from Net Realized Gain	(1.36)		(7.00)	(0.18)	(0.56)	—	—

Total Distributions	(1.36)		(7.00)	(0.20)	(0.56)	—	—

Net Asset Value per Share, End of Period	$12.32		$13.10	$18.86	$13.87	$14.66	$13.95

Total Return	4.68	% (2)	7.06%	37.96%	(1.43)%	5.09%	28.33%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$19,522		$21,863	$23,891	$66,951	$91,091	$101,943
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.47	% (3)	1.42%	1.32%	1.21%	1.20%	1.27%
After Expense Reimbursement	1.20	% (3)	1.20%	1.20%	1.20%	1.20%	N/A
Ratio of Net Investment Loss to Average Net Assets	(0.53	)% (3)	(0.61)%	(0.35)%	(0.54)%	(0.72)%	(0.67)%
Portfolio Turnover Rate	25.42	% (2)	49.03%	78.65%	48.75%	50.74%	71.30%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2015 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

86

TCW Growth Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net Asset Value per Share, Beginning of Period	$13.01		$18.79	$13.82	$14.61	$13.90	$10.84

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.03)		(0.08)	(0.06)	(0.08)	(0.11)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	0.61		1.30	5.23	(0.15)	0.82	3.15

Total from Investment Operations	0.58		1.22	5.17	(0.23)	0.71	3.06

Less Distributions:
Distributions from Net Investment Income	—		—	(0.02)	—	—	—
Distributions from Net Realized Gain	(1.36)		(7.00)	(0.18)	(0.56)	—	—

Total Distributions	(1.36)		(7.00)	(0.20)	(0.56)	—	—

Net Asset Value per Share, End of Period	$12.23		$13.01	$18.79	$13.82	$14.61	$13.90

Total Return	4.72	% (2)	7.02%	37.93%	(1.44)%	5.11%	28.23%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$4,749		$5,335	$6,366	$9,865	$9,493	$10,542
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.09	% (3)	2.01%	1.93%	1.73%	1.73%	2.03%
After Expense Reimbursement	1.20	% (3)	1.20%	1.20%	1.20%	1.20%	1.32%
Ratio of Net Investment Loss to Average Net Assets	(0.53	)% (3)	(0.61)%	(0.36)%	(0.53)%	(0.73)%	(0.69)%
Portfolio Turnover Rate	25.42	% (2)	49.03%	78.65%	48.75%	50.74%	71.30%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2015 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

87

TCW High Dividend Equities Fund

Financial Highlights — I Class

	December 1, 2014 (Commencement of Operations through April 30, 2015 (Unaudited)
Net Asset Value per Share, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.10
Net Realized and Unrealized Gain on Investments	0.34

Total from Investment Operations	0.44

Less Distributions:
Distributions from Net Investment Income	(0.11)

Net Asset Value per Share, End of Period	$10.33

Total Return	4.42	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$4,328
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	7.23	% (3)
After Expense Reimbursement	1.17	% (3)
Ratio of Net Investment Income to Average Net Assets	2.30	% (3)
Portfolio Turnover Rate	27.92	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period December 1, 2014 (Commencement of Operations) through April 30, 2015 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

88

TCW High Dividend Equities Fund

Financial Highlights — N Class

	December 1, 2014 (Commencement of Operations through April 30, 2015 (Unaudited)
Net Asset Value per Share, Beginning of Period	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.12
Net Realized and Unrealized Gain on Investments	0.32

Total from Investment Operations	0.44

Less Distributions:
Distributions from Net Investment Income	(0.11)

Net Asset Value per Share, End of Period	$10.33

Total Return	4.42	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$572
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	11.46	% (3)
After Expense Reimbursement	1.17	% (3)
Ratio of Net Investment Income to Average Net Assets	2.83	% (3)
Portfolio Turnover Rate	27.92	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period December 1, 2014 (Commencement of Operations) through April 30, 2015 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

89

TCW Relative Value Dividend Appreciation Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net Asset Value per Share, Beginning of Period	$16.71		$15.11	$11.77	$10.18	$9.60	$8.28

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.14		0.27	0.25	0.22	0.18	0.18
Net Realized and Unrealized Gain on Investments	0.45		1.61	3.36	1.60	0.59	1.31

Total from Investment Operations	0.59		1.88	3.61	1.82	0.77	1.49

Less Distributions:
Distributions from Net Investment Income	(0.12)		(0.28)	(0.27)	(0.23)	(0.19)	(0.17)

Net Asset Value per Share, End of Period	$17.18		$16.71	$15.11	$11.77	$10.18	$9.60

Total Return	3.52	% (2)	12.49%	31.06%	18.03%	8.05%	18.13%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$197,305		$195,400	$176,226	$99,787	$54,367	$57,797
Ratio of Expenses to Average Net Assets	0.87	% (3)	0.86%	0.82%	0.85%	0.86%	0.90%
Ratio of Net Investment Income to Average Net Assets	1.67	% (3)	1.67%	1.86%	1.95%	1.76%	1.95%
Portfolio Turnover Rate	9.22	% (2)	17.33%	18.37%	23.15%	37.51%	25.77%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2015 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

90

TCW Relative Value Dividend Appreciation Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net Asset Value per Share, Beginning of Period	$16.99		$15.34	$11.92	$10.29	$9.68	$8.36

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.12		0.23	0.22	0.19	0.15	0.15
Net Realized and Unrealized Gain on Investments	0.46		1.63	3.41	1.62	0.60	1.31

Total from Investment Operations	0.58		1.86	3.63	1.81	0.75	1.46

Less Distributions:
Distributions from Net Investment Income	(0.10)		(0.21)	(0.21)	(0.18)	(0.14)	(0.14)

Net Asset Value per Share, End of Period	$17.47		$16.99	$15.34	$11.92	$10.29	$9.68

Total Return	3.40	% (2)	12.19%	30.71%	17.68%	7.73%	17.66%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$925,570		$970,397	$887,435	$601,397	$514,153	$550,305
Ratio of Expenses to Average Net Assets	1.15	% (3)	1.14%	1.11%	1.14%	1.17%	1.20%
Ratio of Net Investment Income to Average Net Assets	1.40	% (3)	1.40%	1.60%	1.70%	1.45%	1.68%
Portfolio Turnover Rate	9.22	% (2)	17.33%	18.37%	23.15%	37.51%	25.77%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2015 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

91

TCW Relative Value Large Cap Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net Asset Value per Share, Beginning of Period	$22.09		$19.47	$14.91	$13.05	$12.42	$11.06

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.12		0.21	0.19	0.16	0.12	0.13
Net Realized and Unrealized Gain on Investments	0.93		2.65	4.53	1.82	0.65	1.41

Total from Investment Operations	1.05		2.86	4.72	1.98	0.77	1.54

Less Distributions:
Distributions from Net Investment Income	(0.22)		(0.24)	(0.16)	(0.12)	(0.14)	(0.18)

Net Asset Value per Share, End of Period	$22.92		$22.09	$19.47	$14.91	$13.05	$12.42

Total Return	4.76	% (2)	14.79%	31.99%	15.33%	6.16%	14.14%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$699,425		$700,484	$543,669	$741,996	$396,729	$373,921
Ratio of Expenses to Average Net Assets	0.88	% (3)	0.88%	0.87%	0.89%	0.92%	1.07%
Ratio of Net Investment Income to Average Net Assets	1.08	% (3)	1.02%	1.13%	1.14%	0.90%	1.14%
Portfolio Turnover Rate	9.40	% (2)	18.77%	37.33%	19.71%	26.76%	34.49%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2015 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

92

TCW Relative Value Large Cap Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net Asset Value per Share, Beginning of Period	$22.04		$19.44	$14.89	$13.00	$12.38	$11.03

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.09		0.16	0.15	0.13	0.09	0.12
Net Realized and Unrealized Gain on Investments	0.92		2.65	4.52	1.83	0.64	1.40

Total from Investment Operations	1.01		2.81	4.67	1.96	0.73	1.52

Less Distributions:
Distributions from Net Investment Income	(0.18)		(0.21)	(0.12)	(0.07)	(0.11)	(0.17)

Net Asset Value per Share, End of Period	$22.87		$22.04	$19.44	$14.89	$13.00	$12.38

Total Return	4.59	% (2)	14.52%	31.64%	15.11%	5.88%	13.96%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$27,209		$29,589	$75,450	$50,212	$50,341	$67,688
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.25	% (3)	1.12%	1.13%	1.14%	1.18%	1.19%
After Expense Reimbursement	1.16	% (3)	N/A	N/A	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	0.81	% (3)	0.77%	0.83%	0.92%	0.65%	1.06%
Portfolio Turnover Rate	9.40	% (2)	18.77%	37.33%	19.71%	26.76%	34.49%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2015 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

93

TCW Relative Value Mid Cap Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net Asset Value per Share, Beginning of Period	$26.62		$26.56	$20.10	$17.43	$16.94	$14.12

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.08		0.13	0.16	0.15	0.12	0.11
Net Realized and Unrealized Gain on Investments	1.21		2.70	6.48	2.63	0.51	2.81

Total from Investment Operations	1.29		2.83	6.64	2.78	0.63	2.92

Less Distributions:
Distributions from Net Investment Income	(0.12)		(0.14)	(0.17)	(0.11)	(0.14)	(0.10)
Distributions from Net Realized Gain	(3.08)		(2.63)	(0.01)	—	—	—

Total Distributions	(3.20)		(2.77)	(0.18)	(0.11)	(0.14)	(0.10)

Net Asset Value per Share, End of Period	$24.71		$26.62	$26.56	$20.10	$17.43	$16.94

Total Return	5.12	% (2)	11.09%	33.30%	16.04%	3.67%	20.78%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$111,356		$114,823	$118,138	$95,698	$99,211	$152,391
Ratio of Expenses to Average Net Assets	0.96	% (3)	0.95%	0.94%	1.01%	0.99%	1.00%
Ratio of Net Investment Income to Average Net Assets	0.66	% (3)	0.49%	0.68%	0.79%	0.66%	0.68%
Portfolio Turnover Rate	11.23	% (2)	21.67%	28.91%	32.87%	89.67%	61.51%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2015 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

94

TCW Relative Value Mid Cap Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net Asset Value per Share, Beginning of Period	$26.08		$26.07	$19.74	$17.06	$16.61	$13.85

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.05		0.06	0.09	0.10	0.05	0.05
Net Realized and Unrealized Gain on Investments	1.18		2.65	6.37	2.59	0.50	2.77

Total from Investment Operations	1.23		2.71	6.46	2.69	0.55	2.82

Less Distributions:
Distributions from Net Investment Income	(0.08)		(0.07)	(0.12)	(0.01)	(0.10)	(0.06)
Distributions from Net Realized Gain	(3.08)		(2.63)	(0.01)	—	—	—

Total Distributions	(3.16)		(2.70)	(0.13)	(0.01)	(0.10)	(0.06)

Net Asset Value per Share, End of Period	$24.15		$26.08	$26.07	$19.74	$17.06	$16.61

Total Return	5.00	% (2)	10.80%	32.90%	15.75%	3.26%	20.42%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$27,612		$28,458	$36,875	$32,292	$33,247	$54,041
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.32	% (3)	1.27%	1.32%	1.40%	1.48%	1.41%
After Expense Reimbursement	1.21	% (3)	1.20%	1.23%	1.27%	1.35%	1.34%
Ratio of Net Investment Income to Average Net Assets	0.41	% (3)	0.23%	0.40%	0.53%	0.27%	0.31%
Portfolio Turnover Rate	11.23	% (2)	21.67%	28.91%	32.87%	89.67%	61.51%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2015 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

95

TCW Select Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014		2013	2012		2011	2010
Net Asset Value per Share, Beginning of Period	$26.71		$24.84		$19.81	$18.17		$16.18	$13.45

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.01)		(0.03)		0.03	(0.00	) (2)	(0.04)	(0.03)
Net Realized and Unrealized Gain on Investments	1.43		2.71		5.34	1.86		2.03	2.76

Total from Investment Operations	1.42		2.68		5.37	1.86		1.99	2.73

Less Distributions:
Distributions from Net Investment Income	—		(0.00	) (2)	(0.05)	—		—	—
Distributions from Net Realized Gain	(0.84)		(0.81)		(0.29)	(0.22)		—	—

Total Distributions	(0.84)		(0.81)		(0.34)	(0.22)		—	—

Net Asset Value per Share, End of Period	$27.29		$26.71		$24.84	$19.81		$18.17	$16.18

Total Return	5.42	% (3)	11.01%		27.53%	10.37%		12.30%	20.30%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,488,641		$1,611,400		$1,325,609	$802,524		$432,203	$388,735
Ratio of Expenses to Average Net Assets	0.88	% (4)	0.86%		0.83%	0.86%		0.90%	0.92%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.06	)% (4)	(0.11)%		0.15%	(0.01)%		(0.23)%	(0.19)%
Portfolio Turnover Rate	15.19	% (3)	25.79%		24.55%	19.74%		28.13%	23.75%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2015 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

96

TCW Select Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net Asset Value per Share, Beginning of Period	$25.26		$23.59	$18.84	$17.34	$15.48	$12.92

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.05)		(0.10)	(0.02)	(0.06)	(0.09)	(0.07)
Net Realized and Unrealized Gain on Investments	1.36		2.58	5.06	1.78	1.95	2.63

Total from Investment Operations	1.31		2.48	5.04	1.72	1.86	2.56

Less Distributions:
Distributions from Net Realized Gain	(0.84)		(0.81)	(0.29)	(0.22)	—	—

Net Asset Value per Share, End of Period	$25.73		$25.26	$23.59	$18.84	$17.34	$15.48

Total Return	5.30	% (2)	10.73%	27.14%	10.06%	12.02%	19.81%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$202,281		$227,231	$378,026	$292,448	$182,151	$125,638
Ratio of Expenses to Average Net Assets	1.17	% (3)	1.13%	1.10%	1.14%	1.20%	1.24%
Ratio of Net Investment Loss to Average Net Assets	(0.36	)% (3)	(0.40)%	(0.10)%	(0.31)%	(0.55)%	(0.51)%
Portfolio Turnover Rate	15.19	% (2)	25.79%	24.55%	19.74%	28.13%	23.75%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2015 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

97

TCW Small Cap Growth Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net Asset Value per Share, Beginning of Period	$33.15		$35.69	$26.74	$27.84	$26.52	$21.18

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.13)		(0.32)	(0.20)	(0.24)	(0.26)	(0.17)
Net Realized and Unrealized Gain (Loss) on Investments	2.63		2.93	9.15	(0.86)	1.58	5.51

Total from Investment Operations	2.50		2.61	8.95	(1.10)	1.32	5.34

Less Distributions:
Distributions from Net Realized Gain	(5.37)		(5.15)	—	—	—	—

Net Asset Value per Share, End of Period	$30.28		$33.15	$35.69	$26.74	$27.84	$26.52

Total Return	8.29	% (2)	7.22%	33.32%	(3.95)%	4.98%	25.21%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$118,669		$140,438	$165,248	$828,435	$956,904	$584,581
Ratio of Expenses to Average Net Assets	1.17	% (3)	1.20%	1.18%	1.16%	1.22%	1.19%
Ratio of Net Investment Loss to Average Net Assets	(0.81	)% (3)	(0.97)%	(0.71)%	(0.89)%	(0.88)%	(0.71)%
Portfolio Turnover Rate	40.88	% (2)	75.51%	84.46%	79.27%	93.47%	105.57%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2015 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

98

TCW Small Cap Growth Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net Asset Value per Share, Beginning of Period	$31.32		$34.05	$25.60	$26.73	$25.53	$20.44

Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.15)		(0.37)	(0.29)	(0.31)	(0.32)	(0.23)
Net Realized and Unrealized Gain (Loss) on Investments	2.47		2.79	8.74	(0.82)	1.52	5.32

Total from Investment Operations	2.32		2.42	8.45	(1.13)	1.20	5.09

Less Distributions:
Distributions from Net Realized Gain	(5.37)		(5.15)	—	—	—	—

Net Asset Value per Share, End of Period	$28.27		$31.32	$34.05	$25.60	$26.73	$25.53

Total Return	8.19	% (2)	6.98%	32.85%	(4.23)%	4.70%	24.90%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$29,891		$32,655	$121,038	$186,245	$237,982	$187,375
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.58	% (3)	1.46%	1.47%	1.44%	1.49%	1.51%
After Expense Reimbursement	1.37	% (3)	1.41%	1.46%	N/A	N/A	N/A
Ratio of Net Investment Loss to Average Net Assets	(1.01	)% (3)	(1.17)%	(1.02)%	(1.16)%	(1.14)%	(0.97)%
Portfolio Turnover Rate	40.88	% (2)	75.51%	84.46%	79.27%	93.47%	105.57%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2015 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

99

TCW SMID Cap Growth Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,			November 1, 2010 (Commencement of Operations) through October 31, 2011
			2014	2013	2012
Net Asset Value per Share, Beginning of Period	$15.01		$14.34	$10.26	$10.42	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.06)		(0.11)	(0.09)	(0.08)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	0.62		0.78	4.17	(0.08)	0.52

Total from Investment Operations	0.56		0.67	4.08	(0.16)	0.42

Less Distributions:
Distributions from Net Realized Gain	(0.47)		—	—	—	—

Net Asset Value per Share, End of Period	$15.10		$15.01	$14.34	$10.26	$10.42

Total Return	3.83	% (2)	4.67%	39.77%	(1.54)%	4.20%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$23,030		$28,598	$31,193	$22,084	$23,057
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.26	% (3)	1.23%	1.34%	1.36%	2.16%
After Expense Reimbursement	1.20	% (3)	1.20%	1.20%	1.20%	1.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.77	)% (3)	(0.78)%	(0.72)%	(0.75)%	(0.96)%
Portfolio Turnover Rate	25.95	% (2)	66.58%	72.89%	78.76%	89.56%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2015 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

100

TCW SMID Cap Growth Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,			November 1, 2010 (Commencement of Operations) through October 31, 2011
			2014	2013	2012
Net Asset Value per Share, Beginning of Period	$15.01		$14.34	$10.27	$10.42	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.06)		(0.12)	(0.09)	(0.08)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	0.62		0.79	4.16	(0.07)	0.52

Total from Investment Operations	0.56		0.67	4.07	(0.15)	0.42

Less Distributions:
Distributions from Net Realized Gain	(0.47)		—	—	—	—

Net Asset Value per Share, End of Period	$15.10		$15.01	$14.34	$10.27	$10.42

Total Return	3.83	% (2)	4.67%	39.63%	(1.44)%	4.20%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$24,688		$23,810	$22,968	$17,116	$22,927
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.52	% (3)	1.51%	1.61%	1.64%	2.23%
After Expense Reimbursement	1.20	% (3)	1.20%	1.20%	1.20%	1.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.80	)% (3)	(0.79)%	(0.72)%	(0.76)%	(0.96)%
Portfolio Turnover Rate	25.95	% (2)	66.58%	72.89%	78.76%	89.56%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2015 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

101

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a TCW Fund, you incur ongoing operational costs of the Fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015 (181 days).

Actual Expenses    The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes    The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Annualized Expense Ratio		Expenses Paid During Period (November 1, 2014 to April 30, 2015)
TCW Concentrated Value Fund
I Class Shares
Actual	$1,000.00	$1,035.40	1.09%		$5.50
Hypothetical (5% return before expenses)	1,000.00	1,019.39	1.09%		5.46

N Class Shares
Actual	$1,000.00	$1,035.20	1.09%		$5.50
Hypothetical (5% return before expenses)	1,000.00	1,019.39	1.09%		5.46

TCW Conservative Allocation Fund
I Class Shares
Actual	$1,000.00	$1,038.00	0.28	% (1)	$1.41	(1)
Hypothetical (5% return before expenses)	1,000.00	1,023.41	0.28	% (1)	1.40	(1)

N Class Shares
Actual	$1,000.00	$1,035.60	0.85	% (1)	$4.29	(1)
Hypothetical (5% return before expenses)	1,000.00	1,020.58	0.85	% (1)	4.26	(1)

TCW Global Real Estate Fund
I Class Shares
Actual	$1,000.00	$1,022.20	1.44%		$6.02	(2)
Hypothetical (5% return before expenses)	1,000.00	1,017.65	1.44%		7.20

N Class Shares
Actual	$1,000.00	$1,022.20	1.44%		$6.02	(2)
Hypothetical (5% return before expenses)	1,000.00	1,017.65	1.44%		7.20

102

TCW Funds, Inc.

TCW Funds, Inc.	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2014 to April 30, 2015)
TCW Growth Equities Fund
I Class Shares
Actual	$1,000.00	$1,046.80	1.20%	$6.09
Hypothetical (5% return before expenses)	1,000.00	1,018.84	1.20%	6.01

N Class Shares
Actual	$1,000.00	$1,047.20	1.20%	$6.09
Hypothetical (5% return before expenses)	1,000.00	1,018.84	1.20%	6.01

TCW High Dividend Equities Fund
I Class Shares
Actual	$1,000.00	$1,044.20	1.17%	$4.95	(2)
Hypothetical (5% return before expenses)	1,000.00	1,018.99	1.17%	5.85

N Class Shares
Actual	$1,000.00	$1,044.20	1.17%	$4.95	(2)
Hypothetical (5% return before expenses)	1,000.00	1,018.99	1.17%	5.85

TCW Relative Value Dividend Appreciation Fund
I Class Shares
Actual	$1,000.00	$1,035.20	0.87%	$4.39
Hypothetical (5% return before expenses)	1,000.00	1,020.48	0.87%	4.36

N Class Shares
Actual	$1,000.00	$1,034.00	1.15%	$5.80
Hypothetical (5% return before expenses)	1,000.00	1,019.09	1.15%	5.76

TCW Relative Value Large Cap Fund
I Class Shares
Actual	$1,000.00	$1,047.60	0.88%	$4.47
Hypothetical (5% return before expenses)	1,000.00	1,020.43	0.88%	4.41

N Class Shares
Actual	$1,000.00	$1,045.90	1.16%	$5.88
Hypothetical (5% return before expenses)	1,000.00	1,019.04	1.16%	5.81

TCW Relative Value Midcap Fund
I Class Shares
Actual	$1,000.00	$1,051.20	0.96%	$4.88
Hypothetical (5% return before expenses)	1,000.00	1,020.03	0.96%	4.81

N Class Shares
Actual	$1,000.00	$1,050.00	1.21%	$6.15
Hypothetical (5% return before expenses)	1,000.00	1,018.79	1.21%	6.06

TCW Select Equities Fund
I Class Shares
Actual	$1,000.00	$1,054.20	0.88%	$4.48
Hypothetical (5% return before expenses)	1,000.00	1,020.43	0.88%	4.41

N Class Shares
Actual	$1,000.00	$1,053.00	1.17%	$5.96
Hypothetical (5% return before expenses)	1,000.00	1,018.99	1.17%	5.86

103

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)

TCW Funds, Inc.	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2014 to April 30, 2015)
TCW Small Cap Growth Fund
I Class Shares
Actual	$1,000.00	$1,082.90	1.17%	$6.04
Hypothetical (5% return before expenses)	1,000.00	1,018.99	1.17%	5.86

N Class Shares
Actual	$1,000.00	$1,081.90	1.37%	$7.07
Hypothetical (5% return before expenses)	1,000.00	1,018.00	1.37%	6.85

TCW SMID Cap Growth Fund
I Class Shares
Actual	$1,000.00	$1,038.30	1.20%	$6.06
Hypothetical (5% return before expenses)	1,000.00	1,018.84	1.20%	6.01

N Class Shares
Actual	$1,000.00	$1,038.30	1.20%	$6.06
Hypothetical (5% return before expenses)	1,000.00	1,018.84	1.20%	6.01

(1)	Does not included Expenses of the underlying affiliated investments.
(2)	Actual expenses are calculated using the annualized expense ratio, multiplied by the average account value over the period from inception of the Fund on December 1, 2014 through April 30, 2015, multiplied by the number of days in the inception period and divided by the number of days in the year. Hypothetical expenses are calculated using the annualized expense ratio, multiplied by the average account value for the six months ended April 30, 2015, multiplied by the number of days in the six month period and divided by the number of days in the year.

104

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and file Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company’s Form N-Q:

1.	By going to the SEC website at http://www.sec.gov.; or

2.	By visiting the SEC’s Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC’s Public Reference Room).

105

TCWFunds TCW Family of Funds TCW Funds, Inc. 865 South Figueroa Street Los Angeles, California 90017 800 FUND TCW (800 386 3829) www.TCW.com Investment Advisor TCW Investment Management Company 865 South Figueroa Street Los Angeles, California 90017 Transfer Agent U.S. Bancorp Fund Services, LLC 615 E. Michigan Street Milwaukee, Wisconsin 53202 Independent Registered Public Accounting Firm Deloitte & Touche, LLP 555 West 5th Street Los Angeles, California 90013 Custodian & Administrator State Street Bank & Trust Company One Lincoln Street Boston, Massachusetts 02111 Distributor TCW Funds Distributors 865 South Figueroa Street Los Angeles, California 90017 Directors Patrick C. Haden Director and Chairman of the Board Samuel P. Bell Director David S. DeVito Director John A. Gavin Director Janet E. Kerr Director Peter McMillan Director Charles A. Parker Director Victoria B. Rogers Director Marc I. Stern Director Andrew Tarica Director Officers David S. DeVito President and Chief Executive Officer Meredith S. Jackson Senior Vice President, General Counsel and Secretary Richard M. Villa Treasurer and Chief Financial Officer Jeffrey A. Engelsman Chief Compliance Officer Peter A. Brown Senior Vice President Patrick W. Dennis Assistant Secretary George N. Winn Assistant Treasurer TCW FAMILY OF FUNDS Equity Funds TCW Concentrated Value Fund TCW Global Real Estate Fund TCW Growth Equities Fund TCW High Dividend Equities Fund TCW Relative Value Dividend Appreciation Fund TCW Relative Value Large Cap Fund TCW Relative Value Mid Cap Fund TCW Select Equities Fund TCW Small Cap Growth Fund TCW SMID Cap Growth Fund TCW Allocation Fund TCW Conservative Allocation Fund Fixed Income Funds TCW Core Fixed Income Fund TCW Enhanced Commodity Strategy Fund TCW Global Bond Fund TCW High Yield Bond Fund TCW Short Term Bond Fund TCW Total Return Bond Fund International Funds TCW Emerging Markets Income Fund TCW Emerging Markets Local Currency Income Fund TCW Emerging Markets Multi-Asset Opportunities Fund TCW International Growth Fund TCW International Small Cap Fund FUNDsarEQ0415

TCWFunds TCW Family of Funds APRIL 30 2015 SEMI-ANNUAL REPORT U.S. FIXED INCOME FUNDS TCW Core Fixed Income Fund TCW Enhanced Commodity Strategy Fund TCW Global Bond Fund TCW High Yield Bond Fund TCW Short Term Bond Fund TCW Total Return Bond Fund

TCW Funds, Inc.

Table of Contents April 30, 2015

To Our Valued Shareholders

David S. DeVito President, Chief Executive Officer & Director

Dear Valued Investors:

I am pleased to present the semi-annual report for the TCW Funds, Inc. covering the six-month period ended April 30, 2015. I would like to thank you for your continued investment in the TCW Funds as well as welcome new shareholders to our fund family. As of April 30, 2015, the TCW Funds held total net assets of approximately $19.3 billion.

This report contains information outlining the performance of the TCW Funds and a listing of the portfolio holdings as of April 30, 2015.

About the TCW Funds

The TCW Funds offer shareholders a choice of 22 funds, each targeted to specific asset classes, market segments or multiple sectors of the global equity and fixed income markets. For U.S. equities, we offer funds across the market capitalization and growth/value spectrums. In fixed income, our funds provide investors opportunities across global fixed income markets including U.S. government, corporate and high yield bonds, mortgage-backed and asset-backed securities, as well as sovereign and corporate bonds denominated in U.S. dollars and foreign currencies. Each TCW Fund is managed by long-tenured investment teams with experience through many market cycles. Rigorous fundamental research, disciplined risk analysis and deep market expertise are the foundation for each of our funds.

The Economy

When the Federal Reserve announced in December 2013 that the time had come to begin drawing down its purchases of U.S. Treasury securities and agency mortgages, the market reacted with a backup in yields that saw the 10-Year Note climb above 3% for the first time since 2011. That wasn’t so surprising; after all, the Fed was removing itself — and $85 billion of monthly purchasing power — from those markets, a considerable technical drag. What wasn’t expected, however, was that would be the last time the 10-Year saw a yield as high as 3%! Despite a reasonably good pace of economic growth through 2014 and strong gains in employment in the past 15 months, U.S. rates have fallen, primarily due to a global environment of central bank accommodation that has rates across most of the developed markets lower than within the U.S. So, it’s ironic that despite the lack of sustained upward rate pressure out the yield curve, much of the current rates discussion focuses on when rate hikes will begin and the anticipated pace of follow-up. And it would seem that the Fed’s objectives are at least twofold: one, to take the Fed Funds rate off the zero bound while remaining accommodating and, two, to avoid a violent reaction to the regime change presaged in the May 2013 “Taper Tantrum.”

The U.S. Stock Market and our U.S. Equity Funds

U.S. stocks posted solid gains during the six month period ended April 30, 2015, with the S&P 500 Index advancing 4.4% on a total return basis despite a number of headwinds during the period. The 58% decline in the price of WTI crude oil from mid-June 2014 to late January of this year, coupled with a nearly 20% gain in the DXY U.S. Dollar Index, undercut stock market investors’ confidence in the resilience of corporate earnings estimates. At the same time, a steady stream of weak macroeconomic data emanating from Europe, Japan, China and many emerging market countries stoked concerns that the U.S. economy could be dragged down by the slowdown in global growth. However, these worries were assuaged by both the Fed’s statement that it would continue to remain patient in terms of the timetable for hiking interest rates, as well as the ECB’s announcement that it would embark upon a quantitative easing program entailing asset purchases totaling at least 1.1 trillion Euros through September 2016. Importantly, corporate earnings results for the first quarter of 2015 proved better than expected and provided support to U.S. stock prices.

For the six months ended April 30, 2015, our value-oriented equity strategies outperformed their respective benchmarks, in many cases boosted by their exposure to names in the top-performing consumer discretionary, healthcare, and technology sectors. Several of our more aggressive growth-oriented equity funds trailed their respective benchmarks during the same period, as global growth concerns raised doubts about the strength of the US economic recovery and hurt investor sentiment towards higher beta aggressive growth names.

Letter to Shareholders (Continued)

The U.S. Fixed Income Market and our U.S. Fixed Income Funds

Through early 2015, U.S. Treasury yields fell, led by a vigorous rally in January, after which rates retraced higher on a strong February job report, before finishing on a downtrend due to a dovish interpretation of the March FOMC meeting, where the governors uniformly lowered estimates of future Fed Funds levels. The lower yields fueled price appreciation across the market, with modestly narrowing investment grade corporate spreads delivering a solid gain. Agency residential mortgage-backed securities (MBS) struggled to keep up with the strong U.S. Treasury performance in January and spent the remainder of the quarter playing catch-up, ultimately resulting in a nearly 50 basis point lag on a duration-adjusted basis. Both agency and non-agency commercial MBS (CMBS) generated good relative performance, while asset-backed securities (ABS), overwhelmingly floating rate in nature and thus limited in interest rate duration, produced positive relative returns as well. High yield corporates enjoyed a very good start to the year, especially in February, with a rebound in energy issues, overcoming considerable volatility and a disappointing end to 2014.

International/Global Markets and our Emerging Markets Funds

The Emerging Markets (EM) have been volatile — a default in Argentina, a border crisis in Russia, the threat of a downgrade in Brazil and a significant repricing of the commodity complex. Throughout this period of volatility, however, EM sovereigns as a whole have been able to retain strong balance sheets, with external debt to GDP in the 40% range – at or near the levels before the Global Financial Crisis — and significantly below that of many developed economies. Against this backdrop, Emerging Markets hard currency debt has outperformed or performed in line with various developed market fixed income indices this year. EM local currency debt, however, has underperformed due to dollar strength, although we believe this segment of the market could be an attractive investment opportunity as we get closer to the first Fed rate hike (dollar strength has typically peaked at or before the first Fed move in previous cycles).

For the six months ended April 30, 2015, the TCW Emerging Markets Income Fund I Share returned a negative 3.59% versus the J.P. Morgan EMBI Global Diversified Index return of +1.37%. Underperformance during this period was primarily driven by an active restructuring in the portfolio in December and January to reduce corporate exposure and add sovereign exposure. Since we made this shift, we have been tracking more in line with the index. During the same period, the TCW Emerging Markets Local Currency Fund I Share returned a negative 6.46%, outperforming the J.P. Morgan GBI-EM Global Diversified Index which returned a negative 8.24%. This outperformance was driven by our focus on reform-oriented countries and active currency hedging.

An Update on the TCW Fund Family

We wanted to update our shareholders on the TCW Funds family over the past six months. During the first quarter, Ray Prasad, CFA, Managing Director, was named Lead Portfolio Manager, and Andrey Glukhov, CFA, Senior Vice President, was named Co-Portfolio Manager for the TCW International Small Cap Fund (TGICX and TGNIX) and the TCW International Growth Fund (TGIBX and TGIDX). Rohit Sah, who served as Portfolio Manager of the funds, left TCW to pursue other opportunities.

Looking Ahead

As a basis for strategy from a forward-looking perspective, through much of 2014, U.S. economic data had been largely consistent with an effort by the Fed to begin removing monetary accommodation, either by raising rates or shrinking its balance sheet. However, with global growth languishing and a strong U.S. dollar, any move by the Fed to begin tightening policy runs a risk of importing a slower economic pace and spurring market volatility. As a result, the pundits will talk about the Fed looking to “thread the needle” of removing incentives to misallocate capital, while not inadvertently bringing havoc to the markets. Exacerbating the risk of volatility is a liquidity environment that could amplify such effects to the downside, as the reduced size of bank trading books may prove insufficient to meet investor needs. That, in fact, could be an opportunity to capture returns across all the markets in which the Funds operate through disciplined strategy implementation and rigorous security selection, as well as being a provider of liquidity to those most willing to pay for it.

With respect to U.S. equities, looking forward, we believe that should the Fed initiate an interest rate hike this Fall, such a rate hike would not necessarily portend a negative backdrop for U.S. stocks if accompanied by sufficient underlying strength in the real economy. Yet, we note that because 2015 U.S. earnings growth expectations have declined from the high to the mid-single digits on the back of a dismal energy sector earnings outlook, consensus stock valuations have drifted up to approximately 17 times forward earnings, which is slightly above their three-decade average of around 16 times. We would add, however, that current valuation levels are in many cases warranted by strong company fundamentals, including deleveraged balance sheets, high cash balances, and near-record profit margins in the midst of a low, stable inflation environment. We remain mindful, of course, of the prospect for heightened volatility until greater clarity emerges with respect to the nature and timing of the Fed’s monetary policy shift to “normalize” interest rates, as well as the resiliency of corporate earnings.

We know that you have many choices when it comes to the management of your financial assets. On behalf of everyone at TCW, I would like to thank you for making the TCW Funds part of your long-term investment plan. We truly value our relationship with you. If you have any questions or require further information, I invite you to visit our website at www.tcw.com, or call our shareholder services department at 800-386-3829.

I look forward to reporting to you again at the end of our fiscal year.

Sincerely,

David S. DeVito

President, Chief Executive Officer and Director

TCW Funds, Inc.

Performance Summary (Unaudited)

	Total Return
	Annualized as of April 30, 2015 (1)
	NAV	1-Year	5-Year	10-Year	Since Inception		Inception Date
TCW Core Fixed Income Fund
I Class	$11.29	4.02%	4.89%	6.00%	6.51	% (2)	01/01/90	(3)
N Class	$11.28	3.75%	4.55%	5.69%	5.72%		03/01/99
TCW Enhanced Commodity Strategy Fund
I Class	$6.32	(23.73)%	N/A	N/A	(8.81)%		04/01/11
N Class	$6.33	(23.66)%	N/A	N/A	(8.79)%		04/01/11
TCW Global Bond Fund
I Class	$10.01	(3.14)%	N/A	N/A	3.01%		12/01/11
N Class	$10.01	(3.14)%	N/A	N/A	3.01%		12/01/11
TCW High Yield Bond Fund
I Class	$6.34	3.07%	6.46%	6.69%	7.50	% (2)	02/01/89	(3)
N Class	$6.39	2.91%	6.29%	6.46%	5.50%		03/01/99
TCW Short Term Bond Fund
I Class	$8.72	0.45%	1.54%	2.35%	4.30	% (2)	02/01/90	(3)
TCW Total Return Bond Fund
I Class	$10.36	4.50%	6.45%	7.06%	7.02%		06/17/93
N Class	$10.69	4.19%	6.15%	6.74%	6.66%		03/01/99

(1)	Past performance is not indicative of future performance.
(2)	Performance data includes the performance of the predecessor limited partnership for periods before the Fund’s registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940 as amended (the “1940 Act”), and therefore, was not subjected to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.
(3)	Inception date of the predecessor entity.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited)	April 30, 2015

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds (16.4% of Net Assets)
	Airlines (0.7%)
$2,445,364	America West Airlines, Inc. Pass-Through Certificates, (01-1), 7.1%, due 10/02/22 (EETC)	$2,755,631
59,243	Continental Airlines, Inc. Pass-Through Certificates, (00-2-A1), 7.707%, due 10/02/22 (EETC)	66,500
1,051,063	Continental Airlines, Inc. Pass-Through Certificates, (07-1-A), 5.983%, due 10/19/23 (EETC)	1,194,271
774,652	Continental Airlines, Inc. Pass-Through Certificates, (09-2-A1), 7.25%, due 05/10/21 (EETC)	901,017
986,341	Continental Airlines, Inc. Pass-Through Certificates, (09-2-A1), 9%, due 01/08/18 (EETC)	1,072,646
796,734	Continental Airlines, Inc. Pass-Through Certificates, (99-1-A), 6.545%, due 08/02/20 (EETC)	888,857
506,081	Northwest Airlines LLC Pass-Through Certificates, (01-1-A1), 7.041%, due 10/01/23 (EETC)	606,032
556,324	US Airways Group, Inc. Pass-Through Certificates, (10-1A), 6.25%, due 10/22/24 (EETC)	638,381
2,198,380	US Airways Group, Inc. Pass-Through Certificates, (12-1A), 5.9%, due 04/01/26 (EETC)	2,530,886
905,683	US Airways Group, Inc. Pass-Through Certificates, (12-2-A), 4.625%, due 12/03/26 (EETC)	980,968

	Total Airlines	11,635,189

	Auto Manufacturers (0.5%)
3,000,000	Ford Motor Credit Co. LLC, 1.214%, due 01/09/18 (1)	3,009,786
3,000,000	Ford Motor Credit Co. LLC, 1.7%, due 05/09/16	3,016,216
2,500,000	General Motors Financial Co., Inc., 3.45%, due 04/10/22	2,486,719

	Total Auto Manufacturers	8,512,721

	Banks (4.6%)
1,500,000	Bank of America Corp., 1.144%, due 04/01/19 (1)	1,511,596
3,000,000	Bank of America Corp., 1.5%, due 10/09/15	3,009,450
1,100,000	Bank of America Corp., 5.65%, due 05/01/18	1,218,396
2,550,000	Bank of America N.A., 0.551%, due 06/15/16 (1)	2,539,187
1,000,000	Bank of America N.A., 0.571%, due 06/15/17 (1)	994,247
1,250,000	Bank of America N.A., 5.3%, due 03/15/17	1,332,234
2,300,000	Bank of America N.A., 6.1%, due 06/15/17	2,504,719
250,000	Barclays Bank PLC (United Kingdom), 5%, due 09/22/16	263,696
1,000,000	Chase Capital VI, 0.879%, due 08/01/28 (1)	860,000
1,930,000	Citigroup, Inc., 1.237%, due 07/25/16 (1)	1,941,892
1,062,000	Citigroup, Inc., 4.7%, due 05/29/15	1,065,009
4,717,000	Citigroup, Inc., 5.3%, due 01/07/16	4,857,086
1,110,000	Citigroup, Inc., 5.375%, due 08/09/20	1,265,326
425,000	Citigroup, Inc., 6%, due 08/15/17	466,320
275,000	Citigroup, Inc., 6.125%, due 05/15/18	309,298
725,000	Citigroup, Inc., 8.5%, due 05/22/19	897,825

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Banks (Continued)
$1,495,000	Discover Bank/Greenwood DE, 7%, due 04/15/20	$1,768,794
475,000	First Chicago NBD Institutional Capital I, 0.8%, due 02/01/27 (1)	412,063
1,000,000	Goldman Sachs Group, Inc. (The), 1.437%, due 04/23/20 (1)	1,011,947
2,000,000	Goldman Sachs Group, Inc. (The), 1.6%, due 11/23/15	2,009,153
1,500,000	Goldman Sachs Group, Inc. (The), 1.861%, due 11/29/23 (1)	1,521,288
1,000,000	Goldman Sachs Group, Inc. (The), 5.25%, due 07/27/21	1,134,028
2,000,000	Goldman Sachs Group, Inc. (The), 5.35%, due 01/15/16	2,062,667
2,000,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18	2,219,132
50,000	Goldman Sachs Group, Inc. (The), 6%, due 06/15/20	58,066
1,550,000	Goldman Sachs Group, Inc. (The), 6.15%, due 04/01/18	1,736,789
4,000,000	HBOS PLC (United Kingdom), (144A), 6.75%, due 05/21/18 (2)	4,477,650
1,500,000	JPMorgan Chase & Co., 3.15%, due 07/05/16	1,538,793
475,000	JPMorgan Chase & Co., 7.25%, due 02/01/18	544,843
500,000	JPMorgan Chase Bank N.A., 5.875%, due 06/13/16	526,653
3,875,000	JPMorgan Chase Bank N.A., 6%, due 10/01/17	4,284,150
730,000	JPMorgan Chase Capital XIII, 1.223%, due 09/30/34 (1)	616,850
5,750,000	JPMorgan Chase Capital XXI, 1.204%, due 01/15/87 (1)	4,844,375
2,000,000	JPMorgan Chase Capital XXIII, 1.257%, due 05/15/77 (1)	1,622,500
850,000	Lloyds TSB Bank PLC (United Kingdom), (144A), 5.8%, due 01/13/20 (2)	992,705
2,750,000	Macquarie Bank, Ltd. (Australia), (144A), 6.625%, due 04/07/21 (2)	3,240,146
1,290,000	Morgan Stanley, 0.725%, due 10/18/16 (1)	1,290,515
400,000	Morgan Stanley, 0.755%, due 10/15/15 (1)	400,525
1,500,000	Morgan Stanley, 4.75%, due 03/22/17	1,592,835
575,000	Morgan Stanley, 5.45%, due 01/09/17	613,662
600,000	Morgan Stanley, 5.5%, due 07/24/20	684,147
1,750,000	Morgan Stanley, 5.625%, due 09/23/19	1,981,657
975,000	Morgan Stanley, 6.625%, due 04/01/18	1,105,237
375,000	Morgan Stanley, 7.3%, due 05/13/19	445,721
3,000,000	Royal Bank of Scotland PLC (The) (United Kingdom), 2.55%, due 09/18/15	3,016,357
875,000	Royal Bank of Scotland PLC (The) (United Kingdom), 6.1%, due 06/10/23	963,844
3,305,000	UBS AG (Switzerland), 1.8%, due 03/26/18	3,310,415

	Total Banks	77,063,788

	Chemicals (0.0%)
101,000	Rohm and Haas Co., 6%, due 09/15/17	111,600

	Commercial Services (0.3%)
1,250,000	Autopistas Metropolitanas de Puerto Rico LLC, (144A), 6.75%, due 06/30/35 (2)	1,021,875
4,185,000	Catholic Health Initiatives, 4.2%, due 08/01/23	4,498,674

	Total Commercial Services	5,520,549

	Diversified Financial Services (0.5%)
565,000	General Electric Capital Corp., 0.635%, due 05/05/26 (1)	541,079
3,315,000	General Electric Capital Corp., 0.737%, due 08/15/36 (1)	3,001,162
1,000,000	General Electric Capital Corp., 3.15%, due 09/07/22	1,041,508
1,250,000	General Electric Capital Corp., 4.375%, due 09/16/20	1,391,996

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2015

Principal Amount	Fixed Income Securities	Value
	Diversified Financial Services (Continued)
$1,000,000	General Electric Capital Corp., 4.65%, due 10/17/21	$1,142,514
250,000	General Electric Capital Corp., 5.5%, due 01/08/20	289,674
1,000,000	International Lease Finance Corp., (144A), 6.75%, due 09/01/16 (2)	1,060,000

	Total Diversified Financial Services	8,467,933

	Electric (1.0%)
2,205,000	Berkshire Hathaway Energy Co., 4.5%, due 02/01/45	2,367,661
2,250,000	El Paso Electric Co., 3.3%, due 12/15/22	2,242,316
3,000,000	Entergy Mississippi, Inc., 3.1%, due 07/01/23	3,052,182
3,300,000	Metropolitan Edison Co., (144A), 3.5%, due 03/15/23 (2)	3,364,831
1,000,000	Niagara Mohawk Power Corp., (144A), 2.721%, due 11/28/22 (2)	999,443
400,000	NiSource Finance Corp., 6.8%, due 01/15/19	468,607
150,000	Oncor Electric Delivery Co. LLC, 5.25%, due 09/30/40	179,489
2,545,000	Public Service Co. of New Mexico, 7.95%, due 05/15/18	3,001,553
250,000	Southern Power Co., 4.875%, due 07/15/15	252,145
1,000,000	Tucson Electric Power Co., 5.15%, due 11/15/21	1,124,618

	Total Electric	17,052,845

	Energy-Alternate Sources (0.1%)
1,274,157	Alta Wind Holdings LLC, (144A), 7%, due 06/30/35 (2)	1,510,029

	Engineering & Construction (0.1%)
2,000,000	Sydney Airport Finance Co. Pty, Ltd. (Australia), (144A), 3.9%, due 03/22/23 (2)	2,081,792

	Food (0.0%)
143,000	Kraft Foods Group, Inc., 5.375%, due 02/10/20	162,779

	Gas (0.4%)
460,000	CenterPoint Energy Resources Corp., 6.15%, due 05/01/16	483,343
1,750,000	CenterPoint Energy Resources Corp., 6.25%, due 02/01/37	2,153,466
3,265,000	KeySpan Gas East Corp., (144A), 5.819%, due 04/01/41 (2)	4,207,599

	Total Gas	6,844,408

	Healthcare-Products (0.0%)
250,000	Covidien International Finance S.A. (Ireland), 6%, due 10/15/17	279,068

	Healthcare-Services (1.2%)
175,000	Anthem, Inc., 5.875%, due 06/15/17	191,182
2,545,000	Hartford HealthCare Corp., 5.746%, due 04/01/44	2,850,093
3,000,000	North Shore Long Island Jewish Health Care, Inc., 4.8%, due 11/01/42	2,956,290
1,305,000	North Shore Long Island Jewish Health Care, Inc., 6.15%, due 11/01/43	1,611,842
3,000,000	NYU Hospitals Center, 4.428%, due 07/01/42	2,948,617
60,000	NYU Hospitals Center, 5.75%, due 07/01/43	71,623
3,860,000	Providence Health & Services Obligated Group, 1.224%, due 10/01/17 (1)	3,883,408
3,290,000	Saint Barnabas Health Care System, 4%, due 07/01/28	3,350,985
2,270,000	Sutter Health, 2.286%, due 08/15/53	2,281,350

	Total Healthcare-Services	20,145,390

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Insurance (1.3%)
$1,625,000	Farmers Exchange Capital, (144A), 7.2%, due 07/15/48 (2)	$2,143,535
2,250,000	Farmers Exchange Capital II, (144A), 6.151%, due 11/01/53 (1)(2)	2,565,000
800,000	MetLife, Inc., 4.368%, due 09/15/23	883,836
300,000	MetLife, Inc., 5.7%, due 06/15/35	375,634
2,300,000	Metropolitan Life Global Funding I, (144A), 0.805%, due 07/15/16 (1)(2)	2,311,332
3,460,000	Metropolitan Life Global Funding I, (144A), 3.875%, due 04/11/22 (2)	3,717,372
4,000,000	Pricoa Global Funding I, (144A), 1.6%, due 05/29/18 (2)	3,999,930
1,000,000	Prudential Financial, Inc., 4.5%, due 11/15/20	1,108,501
3,700,000	ZFS Finance USA Trust II, (144A), 6.45%, due 12/15/65 (1)(2)	3,889,625

	Total Insurance	20,994,765

	Iron & Steel (0.0%)
380,000	ArcelorMittal (Luxembourg), 5.25%, due 02/25/17	398,050

	Media (0.0%)
200,000	NBCUniversal Media LLC, 5.15%, due 04/30/20	229,216

	Mining (0.2%)
2,400,000	Barrick Gold Corp. (Canada), 4.1%, due 05/01/23	2,375,652
300,000	Southern Copper Corp. (Peru), 7.5%, due 07/27/35	347,550

	Total Mining	2,723,202

	Miscellaneous Manufacturers (0.1%)
1,835,000	General Electric Co., 4.5%, due 03/11/44	2,023,726

	Oil & Gas (0.1%)
250,000	Anadarko Petroleum Corp., 5.95%, due 09/15/16	266,048
1,700,000	Exxon Mobil Corp., 3.567%, due 03/06/45	1,706,513

	Total Oil & Gas	1,972,561

	Pharmaceuticals (0.2%)
2,600,000	Actavis Funding SCS, 4.75%, due 03/15/45	2,638,870

	Pipelines (1.7%)
1,000,000	El Paso Pipeline Partners Operating Co. LLC, 5%, due 10/01/21	1,079,118
3,500,000	Energy Transfer Partners LP, 5.95%, due 10/01/43	3,784,462
2,000,000	Florida Gas Transmission Co. LLC, (144A), 3.875%, due 07/15/22 (2)	2,028,290
500,000	Florida Gas Transmission Co. LLC, (144A), 4%, due 07/15/15 (2)	502,787
250,000	Florida Gas Transmission Co. LLC, (144A), 7.9%, due 05/15/19 (2)	299,163
675,000	Panhandle Eastern Pipe Line Co. LP, 7%, due 06/15/18	771,724
825,000	Panhandle Eastern Pipe Line Co. LP, 8.125%, due 06/01/19	992,093
2,500,000	Plains All American Pipeline LP / PAA Finance Corp., 2.85%, due 01/31/23	2,421,939
3,350,000	Ruby Pipeline LLC, (144A), 6%, due 04/01/22 (2)	3,647,539
2,590,000	Southern Natural Gas Co. LLC, 7.35%, due 02/15/31	3,184,559
3,245,000	Spectra Energy Partners LP, 4.5%, due 03/15/45	3,170,761
2,000,000	TC PipeLines LP, 4.375%, due 03/13/25	2,041,974
1,005,000	Tennessee Gas Pipeline Co., 8%, due 02/01/16	1,054,359
2,090,000	Tennessee Gas Pipeline Co., 8.375%, due 06/15/32	2,634,318

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2015

Principal Amount	Fixed Income Securities	Value
	Pipelines (Continued)
$375,000	TransCanada PipeLines, Ltd. (Canada), 6.1%, due 06/01/40	$467,428

	Total Pipelines	28,080,514

	Real Estate (0.1%)
850,000	Post Apartment Homes, LP, 4.75%, due 10/15/17	910,472

	REIT (2.2%)
2,250,000	Alexandria Real Estate Equities, Inc., 4.6%, due 04/01/22	2,414,794
3,000,000	ARC Properties Operating Partnership LP / Clark Acquisition LLC, 2%, due 02/06/17	2,932,500
3,000,000	AvalonBay Communities, Inc., 2.95%, due 09/15/22	2,999,766
1,000,000	AvalonBay Communities, Inc., 3.95%, due 01/15/21	1,069,210
2,200,000	Boston Properties LP, 5.875%, due 10/15/19	2,546,808
2,295,000	HCP, Inc., 3.875%, due 08/15/24	2,331,785
3,000,000	HCP, Inc., 6%, due 01/30/17	3,238,338
715,000	HCP, Inc., 6.3%, due 09/15/16	763,435
605,000	Health Care REIT, Inc., 3.75%, due 03/15/23	621,310
545,000	Health Care REIT, Inc., 4.95%, due 01/15/21	604,967
3,400,000	Health Care REIT, Inc., 6.125%, due 04/15/20	3,949,630
710,000	Health Care REIT, Inc., 6.5%, due 03/15/41	917,626
2,900,000	Healthcare Realty Trust, Inc., 5.75%, due 01/15/21	3,276,764
350,000	Healthcare Realty Trust, Inc., 6.5%, due 01/17/17	382,031
1,459,000	Highwoods Realty LP, 7.5%, due 04/15/18	1,690,171
1,925,000	Nationwide Health Properties, Inc., 6%, due 05/20/15	1,929,152
2,440,000	SL Green Realty Corp., 5%, due 08/15/18	2,626,633
1,000,000	SL Green Realty Corp., 7.75%, due 03/15/20	1,210,660
1,500,000	Ventas Realty LP / Ventas Capital Corp., 2.7%, due 04/01/20	1,517,889

	Total REIT	37,023,469

	Retail (0.3%)
2,100,000	Wal-Mart Stores, Inc., 4.75%, due 10/02/43	2,370,854
3,000,000	Walgreens Boots Alliance, Inc., 0.706%, due 05/18/16 (1)	3,005,679

	Total Retail	5,376,533

	Software (0.1%)
2,000,000	Microsoft Corp., 3.75%, due 02/12/45	1,899,756

	Telecommunications (0.6%)
1,500,000	AT&T, Inc., 4.75%, due 05/15/46 (3)	1,472,328
1,500,000	AT&T, Inc., 5.35%, due 09/01/40	1,582,451
739,000	AT&T, Inc., 6.5%, due 09/01/37	885,250
1,500,000	Qwest Corp., 7.25%, due 09/15/25	1,742,376
2,000,000	Verizon Communications, Inc., 2.021%, due 09/14/18 (1)	2,083,682
2,000,000	Verizon Communications, Inc., 4.862%, due 08/21/46	2,025,694
125,000	Verizon Communications, Inc., 6.25%, due 04/01/37	150,120
600,000	Verizon Communications, Inc., (144A), 4.522%, due 09/15/48 (2)	570,376

	Total Telecommunications	10,512,277

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Transportation (0.1%)
$2,385,000	Burlington Northern Santa Fe LLC, 4.15%, due 04/01/45	$2,400,339

	Total Corporate Bonds (Cost: $263,711,801)	276,571,841

	Municipal Bonds (1.3%)
1,465,000	City of Chicago, Illinois, General Obligation Unlimited, 6.05%, due 01/01/29	1,483,210
1,740,000	City of Houston, Texas, General Obligation, 6.29%, due 03/01/32	2,167,275
1,500,000	City of New York, General Obligation Unlimited, 5.047%, due 10/01/24	1,712,910
1,250,000	City of New York, General Obligation Unlimited, 5.517%, due 10/01/37	1,526,250
840,000	Fiscal Year 2005 Securitization Corp., Special Obligation Bond for the City of New York, 4.93%, due 04/01/20	928,074
1,500,000	Illinois State, General Obligation Bond, 4.35%, due 06/01/18	1,565,925
1,505,000	Illinois State, General Obligation Unlimited, 4.95%, due 06/01/23	1,608,529
3,000,000	Illinois State, General Obligation Unlimited, 6.2%, due 07/01/21	3,354,210
3,000,000	New York City Transitional Finance Authority Future Tax Secured, Build America Bonds, Revenue Bond, 5.572%, due 11/01/38 (4)	3,769,200
2,000,000	New York City Water & Sewer System, Revenue Bond, 5.882%, due 06/15/44	2,693,440
730,000	New York State, Build America Bonds, General Obligation Unlimited, 5.817%, due 10/01/31	824,323

	Total Municipal Bonds (Cost: $20,847,531)	21,633,346

	Foreign Government Bonds (Cost: $198,914) (0.0%)
200,000	Province of Manitoba (Canada), 4.9%, due 12/06/16	213,131

	Asset-Backed Securities (9.3%)
2,020,510	321 Henderson Receivables I LLC (13-3A-A), (144A), 4.08%, due 01/17/73 (2)	2,140,289
2,329,321	321 Henderson Receivables I LLC (14-2A-A), (144A), 3.61%, due 01/17/73 (2)	2,390,553
2,800,000	Academic Loan Funding Trust (12-1A-A2), (144A), 1.281%, due 12/27/44 (1)(2)	2,810,242
2,500,000	ALM Loan Funding (12-7A-A1), (144A), 1.695%, due 10/19/24 (1)(2)	2,502,337
2,350,000	AMMC CDO (14-14A-A1L), (144A), 1.727%, due 07/27/26 (1)(2)	2,345,234
1,000,000	Babson CLO, Ltd. (14-IIA-A), (144A), 1.664%, due 10/17/26 (1)(2)	998,207
1,000,000	Babson CLO, Ltd. (15-IA-A), (144A), 1.709%, due 04/20/27 (1)(2)	1,000,897
1,600,000	Ballyrock CLO, Ltd. (14-1A-A1), (144A), 1.755%, due 10/20/26 (1)(2)	1,601,673
2,149,760	Bayview Commercial Asset Trust (06-4A-A1), (144A), 0.411%, due 12/25/36 (1)(2)	1,901,225
1,485,544	Beacon Container Finance LLC (12-1A-A), (144A), 3.72%, due 09/20/27 (2)	1,519,709
1,749,827	Brazos Education Loan Authority, Inc. (12-1-A1), 0.881%, due 12/26/35 (1)	1,747,626
661,675	Brazos Higher Education Authority, Inc. (06-2-A9), 0.276%, due 12/26/24 (1)	650,421
675,000	Brazos Higher Education Authority, Inc. (10-1-A2), 1.433%, due 02/25/35 (1)	693,924
1,695,000	Brazos Higher Education Authority, Inc. (11-1-A3), 1.283%, due 11/25/33 (1)	1,721,630
1,848,750	CAL Funding II, Ltd. (12-1A-A), (144A), 3.47%, due 10/25/27 (2)	1,871,413
860,086	College Loan Corp. Trust (05-2-A3), 0.405%, due 04/15/25 (1)	858,731
3,960,000	Dryden Senior Loan Fund (15-37A-A), (144A), 1.816%, due 04/15/27 (1)(2)	3,964,122
3,180,566	Educational Funding of the South, Inc. (11-1-A2), 0.927%, due 04/25/35 (1)	3,177,556
1,528,141	Educational Services of America, Inc. (12-2-A), (144A), 0.911%, due 04/25/39 (1)(2)	1,537,662
2,500,000	Flatiron CLO, Ltd. (14-1A-A1), (144A), 1.654%, due 07/17/26 (1)(2)	2,490,383

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2015

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (Continued)
$3,182,864	GCO Education Loan Funding Trust (06-2AR-A1RN), (144A), 0.831%, due 08/27/46 (1)(2)	$3,077,924
188,582	GE Business Loan Trust (03-1-A), (144A), 0.612%, due 04/15/31 (1)(2)	180,440
194,256	GE Business Loan Trust (04-1-A), (144A), 0.472%, due 05/15/32 (1)(2)	189,062
794,324	GE Business Loan Trust (04-2A-A), (144A), 0.402%, due 12/15/32 (1)(2)	774,883
3,186,625	Global SC Finance SRL (14-1A-A2), (144A), 3.09%, due 07/17/29 (2)	3,188,139
2,836,940	Higher Education Funding I (14-1-A), (144A), 1.311%, due 05/25/34 (1)(2)	2,872,682
1,879,145	Iowa Student Loan Liquidity Corp. (11-1-A), 1.517%, due 06/25/42 (1)	1,902,333
3,600,000	Limerock CLO II, Ltd. (14-2A-A), (144A), 1.775%, due 04/18/26 (1)(2)	3,601,645
3,400,000	Magnetite XI, Ltd. (14-11A-A1), (144A), 1.725%, due 01/18/27 (1)(2)	3,405,882
3,260,000	Magnetite XII, Ltd. (15-12A-A), (144A), 1.817%, due 04/15/27 (1)(2)	3,263,512
2,400,000	Montana Higher Education Student Assistance Corp. (12-1-A3), 1.231%, due 07/20/43 (1)	2,394,182
5,655,116	Navient Student Loan Trust (14-2-A), 0.814%, due 03/25/43 (1)	5,619,085
5,636,582	Navient Student Loan Trust (14-3-A), 0.794%, due 03/25/43 (1)	5,596,117
2,801,990	Navient Student Loan Trust (14-4-A), 0.801%, due 03/25/43 (1)	2,780,805
4,832,677	Nelnet Student Loan Trust (11-1A-A), (144A), 1.031%, due 02/25/43 (1)(2)	4,923,413
2,965,000	Nelnet Student Loan Trust (14-4A-A2), (144A), 1.121%, due 11/25/43 (1)(2)	2,987,458
7,175,000	Nelnet Student Loan Trust (15-2A-A2), (144A), 0.821%, due 09/25/42 (1)(2)	7,187,486
3,000,000	Nomad CLO, Ltd. (13-1A-A1), (144A), 1.475%, due 01/15/25 (1)(2)	2,968,518
2,600,000	Oak Hill Credit Partners (12-7A-A), (144A), 1.681%, due 11/20/23 (1)(2)	2,601,760
2,173,864	Octagon Investment Partners XI, Ltd. (07-1A-A1B), (144A), 0.522%, due 08/25/21 (1)(2)	2,145,615
3,490,000	PHEAA Student Loan Trust (15-1A-A), (144A), 0.933%, due 10/25/41 (1)(2)	3,493,365
2,404,206	SLC Student Loan Trust (05-3-B), 0.521%, due 06/15/40 (1)	2,188,095
5,572,601	SLM Student Loan Trust (04-10-A5B), (144A), 0.677%, due 04/25/23 (1)(2)	5,576,003
1,168,655	SLM Student Loan Trust (05-6-B), 0.567%, due 01/25/44 (1)	1,053,795
1,195,117	SLM Student Loan Trust (06-10-B), 0.497%, due 03/25/44 (1)	1,052,689
3,400,000	SLM Student Loan Trust (06-2-A6), 0.447%, due 01/25/41 (1)	3,202,616
3,400,000	SLM Student Loan Trust (06-8-A6), 0.437%, due 01/25/41 (1)	3,189,076
1,190,522	SLM Student Loan Trust (07-1-B), 0.497%, due 01/27/42 (1)	1,045,086
636,631	SLM Student Loan Trust (07-6-B), 1.127%, due 04/27/43 (1)	580,114
710,000	SLM Student Loan Trust (08-2-B), 1.477%, due 01/25/29 (1)	664,273
710,000	SLM Student Loan Trust (08-3-B), 1.477%, due 04/25/29 (1)	662,519
8,380,000	SLM Student Loan Trust (08-4-A4), 1.927%, due 07/25/22 (1)	8,734,206
710,000	SLM Student Loan Trust (08-4-B), 2.127%, due 04/25/29 (1)	692,720
710,000	SLM Student Loan Trust (08-5-B), 2.127%, due 07/25/29 (1)	722,021
7,450,000	SLM Student Loan Trust (08-6-A3), 1.027%, due 01/25/19 (1)(4)	7,493,369
710,000	SLM Student Loan Trust (08-6-B), 2.127%, due 07/25/29 (1)	712,645
710,000	SLM Student Loan Trust (08-7-B), 2.127%, due 07/25/29 (1)	715,006
710,000	SLM Student Loan Trust (08-8-B), 2.527%, due 10/25/29 (1)	735,534
6,331,093	SLM Student Loan Trust (08-9-A), 1.777%, due 04/25/23 (1)	6,504,553
710,000	SLM Student Loan Trust (08-9-B), 2.527%, due 10/25/29 (1)	746,173
2,000,000	SLM Student Loan Trust (11-2-A2), 1.381%, due 10/25/34 (1)	2,054,531
2,600,000	SLM Student Loan Trust (12-7-A3), 0.831%, due 05/26/26 (1)(4)	2,603,464
2,416,702	SLM Student Loan Trust (13-4-A), 0.731%, due 06/25/27 (1)	2,420,971

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (Continued)
$470,000	TAL Advantage I LLC (06-1A-NOTE), (144A), 0.371%, due 04/20/21 (1)(2)	$467,394

	Total Asset-Backed Securities (Cost: $154,616,242)	156,894,993

	Commercial Mortgage-Backed Securities — Agency (6.3%)
3,425,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K004-A2), 4.186%, due 08/25/19	3,760,160
2,915,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K009-A2), 3.808%, due 08/25/20	3,181,720
2,755,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K013-A2), 3.974%, due 01/25/21 (1)	3,040,127
7,095,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K041-A2), 3.171%, due 10/25/24	7,466,498
3,936,510	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (KF02-A3), 0.811%, due 07/25/20 (1)	3,970,719
7,846,472	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (KF05-A), 0.523%, due 09/25/21 (1)	7,866,064
2,100,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (KSCT-A2), 4.285%, due 01/25/20	2,337,352
5,606,895	Federal National Mortgage Association, (12-M12-1A), 2.935%, due 08/25/22 (ACES) (1)	5,844,028
5,056,369	Federal National Mortgage Association, (12-M15-A), 2.744%, due 10/25/22 (ACES) (1)	5,166,572
8,424,675	Federal National Mortgage Association, (14-M12-FA), 0.505%, due 10/25/21 (ACES) (1)	8,473,528
5,648,062	Federal National Mortgage Association, Pool #462237, 5.525%, due 07/01/16	5,894,428
1,193,437	Federal National Mortgage Association, Pool #464959, 4.12%, due 04/01/20	1,313,606
3,045,000	Federal National Mortgage Association, Pool #467944, 4.25%, due 04/01/21	3,391,562
1,819,457	Federal National Mortgage Association, Pool #468048, 4.41%, due 05/01/21	2,056,353
4,199,446	Federal National Mortgage Association, Pool #745935, 5.683%, due 08/01/16	4,341,707
2,305,000	Federal National Mortgage Association, Pool #AE0134, 4.399%, due 02/01/20 (4)	2,565,536
3,918,346	Federal National Mortgage Association, Pool #AE0918, 3.665%, due 10/01/20	4,259,800
2,046,324	Federal National Mortgage Association, Pool #Al0151, 4.378%, due 04/01/21	2,289,994
6,428,443	Federal National Mortgage Association, Pool #AL3382, 2.354%, due 03/01/23 (4)	6,471,337
5,555,000	Federal National Mortgage Association, Pool #AL6829, 2.966%, due 05/01/27 (3)	5,651,345
2,305,000	Federal National Mortgage Association, Pool #AM1551, 2.44%, due 12/01/23	2,302,000
3,300,000	Federal National Mortgage Association, Pool #AM4125, 3.74%, due 08/01/23	3,593,439

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2015

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Agency (Continued)
$2,461,721	Federal National Mortgage Association, Pool #FN0000, 3.584%, due 09/01/20	$2,658,439
3,362,134	Federal National Mortgage Association, Pool #FN0001, 3.763%, due 12/01/20	3,657,022
2,655,342	Federal National Mortgage Association, Pool #FN0003, 4.297%, due 01/01/21 (4)	2,963,486
1,747,111	NCUA Guaranteed Notes (11-C1-2A), 0.708%, due 03/09/21 (1)	1,752,069

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $106,173,896)	106,268,891

	Commercial Mortgage-Backed Securities — Non-Agency (3.5%)
3,192,193	Bear Stearns Commercial Mortgage Securities Trust (05-T20-A4A), 5.289%, due 10/12/42 (1)	3,213,517
226,961	DBRR Trust (13-EZ2-A), (144A), 0.853%, due 02/25/45 (1)(2)	226,914
935,870	GE Capital Commercial Mortgage Corp. (05-C4-A3A), 5.493%, due 11/10/45 (1)	934,869
3,400,000	GE Capital Commercial Mortgage Corp. (05-C4-A4), 5.493%, due 11/10/45 (1)	3,432,538
1,378,944	JPMorgan Chase Commercial Mortgage Securities Trust (06-LDP8-A1A), 5.397%, due 05/15/45	1,434,307
1,526,737	JPMorgan Chase Commercial Mortgage Securities Trust (11-C3-A2), (144A), 3.673%, due 02/15/46 (2)	1,566,333
4,570,000	JPMorgan Chase Commercial Mortgage Securities Trust (11-C3-A3), (144A), 4.388%, due 02/15/46 (2)	4,921,401
7,401,116	LB-UBS Commercial Mortgage Trust (06-C7-A2), 5.3%, due 11/15/38	7,468,855
2,627,996	Merrill Lynch/Countrywide Commercial Mortgage Trust (06-4-A1A), 5.166%, due 12/12/49	2,762,024
8,100,000	Morgan Stanley Capital I Trust (07-HQ11-A4), 5.447%, due 02/12/44 (1)(4)	8,571,813
865,905	Morgan Stanley Capital I Trust (07-HQ12-A2FX), 5.861%, due 04/12/49 (1)	864,638
8,000,000	Morgan Stanley Capital I Trust (07-HQ12-A5), 5.861%, due 04/12/49 (1)(4)	8,016,240
1,095,948	Morgan Stanley Capital I Trust (11-C3-A2), 3.224%, due 07/15/49	1,122,346
4,300,000	WF-RBS Commercial Mortgage Trust (11-C4-A3), (144A), 4.394%, due 06/15/44 (2)	4,657,812
3,600,000	WF-RBS Commercial Mortgage Trust (11-C5-A4), 3.667%, due 11/15/44	3,871,267
2,800,000	WF-RBS Commercial Mortgage Trust (12-C7-A2), 3.431%, due 06/15/45	2,971,204
2,275,000	WF-RBS Commercial Mortgage Trust (12-C8-A3), 3.001%, due 08/15/45	2,347,926

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $58,888,666)	58,384,004

	Residential Mortgage-Backed Securities — Agency (22.6%)
317,598	Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32	360,257
755,373	Federal Home Loan Mortgage Corp. (2575-FD), 0.632%, due 02/15/33 (PAC) (1)	761,608
486,672	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	519,018
7,959,539	Federal Home Loan Mortgage Corp. (277-30), 3%, due 09/15/42 (4)	8,074,368

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$209,641	Federal Home Loan Mortgage Corp. (3315-S), 6.229%, due 05/15/37 (I/O) (I/F) (1)	$22,517
1,047,164	Federal Home Loan Mortgage Corp. (3339-JS), 41.655%, due 07/15/37 (I/F) (1)	2,062,169
974,405	Federal Home Loan Mortgage Corp. (3351-ZC), 5.5%, due 07/15/37	1,100,818
1,411,487	Federal Home Loan Mortgage Corp. (3380-SM), 6.229%, due 10/15/37 (I/O) (I/F) (1)	229,896
1,067,402	Federal Home Loan Mortgage Corp. (3382-FL), 0.882%, due 11/15/37 (1)	1,078,876
4,884,122	Federal Home Loan Mortgage Corp. (3439-SC), 5.719%, due 04/15/38 (I/O) (I/F) (1)	736,350
1,949,034	Federal Home Loan Mortgage Corp. (3578-DI), 6.469%, due 04/15/36 (I/O) (I/F) (1)	350,619
5,239,394	Federal Home Loan Mortgage Corp. (4139-PA), 2.5%, due 11/15/41 (PAC)	5,360,739
56,954	Federal Home Loan Mortgage Corp., Pool #1A1127, 2.515%, due 01/01/37 (1)	58,399
3,880,955	Federal Home Loan Mortgage Corp., Pool #A97179, 4.5%, due 03/01/41	4,342,682
29,562	Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	31,108
14,389	Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	15,246
29,808	Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	33,600
4,347,703	Federal Home Loan Mortgage Corp., Pool #G06360, 4%, due 03/01/41	4,748,259
3,457,782	Federal Home Loan Mortgage Corp., Pool #G06498, 4%, due 04/01/41	3,763,744
2,409,454	Federal Home Loan Mortgage Corp., Pool #G06499, 4%, due 03/01/41	2,611,725
1,283,703	Federal Home Loan Mortgage Corp., Pool #G06620, 4.5%, due 07/01/41	1,406,106
15,662,421	Federal Home Loan Mortgage Corp., Pool #G07924, 3.5%, due 01/01/45	16,453,496
14,932,449	Federal Home Loan Mortgage Corp., Pool #G08632, 3.5%, due 03/01/45	15,635,325
3,628,735	Federal Home Loan Mortgage Corp., Pool #Q05261, 3.5%, due 12/01/41	3,827,890
5,746,022	Federal Home Loan Mortgage Corp., Pool #Q20178, 3.5%, due 07/01/43	6,088,138
319,326	Federal National Mortgage Association (01-14-SH), 10.797%, due 03/25/30 (I/F) (1)	533,166
431,692	Federal National Mortgage Association (01-34-FV), 0.681%, due 08/25/31 (1)	437,327
2,271	Federal National Mortgage Association (03-62-MA), 3.5%, due 07/25/33	2,301
2,000,000	Federal National Mortgage Association (04-W10-A6), 5.75%, due 08/25/34 (PAC)	2,347,654
1,732,222	Federal National Mortgage Association (07-89-GF), 0.701%, due 09/25/37 (1)	1,750,106
368,213	Federal National Mortgage Association (08-30-SA), 6.669%, due 04/25/38 (I/O) (I/F) (1)	44,648
498,614	Federal National Mortgage Association (08-62-SN), 6.019%, due 07/25/38 (I/O) (I/F) (1)	63,150
4,000,000	Federal National Mortgage Association (09-64-TB), 4%, due 08/25/29	4,277,437
228,671	Federal National Mortgage Association (09-68-SA), 6.569%, due 09/25/39 (I/O) (I/F) (1)	37,524
3,442,212	Federal National Mortgage Association (10-26-AS), 6.149%, due 03/25/40 (I/O) (I/F) (1)	516,239
4,000,000	Federal National Mortgage Association (11-111-DB), 4%, due 11/25/41	4,445,770

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2015

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$33,751	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	$37,978
24,571	Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	28,405
102,896	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19	108,607
98,873	Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	108,087
109,648	Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	117,310
2,140,165	Federal National Mortgage Association, Pool #AB2127, 3.5%, due 01/01/26	2,291,954
2,067,534	Federal National Mortgage Association, Pool #AB3679, 3.5%, due 10/01/41 (4)	2,180,222
3,687,729	Federal National Mortgage Association, Pool #AB3685, 4%, due 10/01/41 (4)	3,991,678
2,788,738	Federal National Mortgage Association, Pool #AB3864, 3.5%, due 11/01/41 (4)	2,944,515
5,654,624	Federal National Mortgage Association, Pool #AB4045, 3.5%, due 12/01/41 (4)	5,999,025
4,189,721	Federal National Mortgage Association, Pool #AC1604, 4%, due 08/01/39	4,554,030
1,224,468	Federal National Mortgage Association, Pool #AL0209, 4.5%, due 05/01/41	1,370,573
1,895,674	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40	2,175,697
10,967,378	Federal National Mortgage Association, Pool #AT5914, 3.5%, due 06/01/43 (4)	11,582,581
11,379,043	Federal National Mortgage Association, Pool #MA1404, 3.5%, due 04/01/43 (4)	12,018,977
5,344,806	Federal National Mortgage Association, Pool #MA1561, 3%, due 09/01/33	5,544,615
9,577,314	Federal National Mortgage Association, Pool #MA1584, 3.5%, due 09/01/33 (4)	10,103,148
10,352,522	Federal National Mortgage Association, Pool #MA1608, 3.5%, due 10/01/33 (4)	10,920,329
1,745,000	Federal National Mortgage Association TBA, 2.5% (5)	1,789,170
3,775,000	Federal National Mortgage Association TBA, 3% (5)	3,950,478
36,365,000	Federal National Mortgage Association TBA, 3% (5)	37,005,003
18,000,000	Federal National Mortgage Association TBA, 3% (5)	18,277,032
2,780,000	Federal National Mortgage Association TBA, 3.5% (5)	2,951,361
43,345,000	Federal National Mortgage Association TBA, 3.5% (5)	45,414,045
26,065,000	Federal National Mortgage Association TBA, 4% (5)	27,861,041
11,985,000	Federal National Mortgage Association TBA, 4.5% (5)	13,045,858
1,378,272	Government National Mortgage Association (04-30-UC), 5.5%, due 02/20/34 (PAC)	1,477,027
800,258	Government National Mortgage Association (08-27-SI), 6.29%, due 03/20/38 (I/O) (I/F) (1)	136,116
3,163,342	Government National Mortgage Association (08-81-S), 6.02%, due 09/20/38 (I/O) (I/F) (1)	533,228
1,363,018	Government National Mortgage Association (09-66-UF), 1.183%, due 08/16/39 (1)	1,393,236
5,245,967	Government National Mortgage Association (10-1-S), 5.57%, due 01/20/40 (I/O) (I/F) (1)(4)	764,122

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$123,793	Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	$137,216
312,145	Government National Mortgage Association, Pool #782114, 5%, due 09/15/36	351,031
7,930,000	Government National Mortgage Association II, Pool #MA2754, 3.5%, due 04/20/45 (3)	8,379,160
2,875,000	Government National Mortgage Association II TBA, 3% (5)	2,956,533
27,795,000	Government National Mortgage Association II TBA, 3.5% (5)	29,323,726
1,515,000	Government National Mortgage Association II TBA, 4% (5)	1,618,979
3,515,000	Government National Mortgage Association II TBA, 4.5% (5)	3,815,972
2,254,159	NCUA Guaranteed Notes (10-R1-1A), 0.628%, due 10/07/20 (1)	2,266,750
1,280,922	NCUA Guaranteed Notes (10-R2-1A), 0.548%, due 11/06/17 (1)	1,283,975
1,078,077	NCUA Guaranteed Notes (10-R3-1A), 0.736%, due 12/08/20 (1)	1,087,552
916,793	NCUA Guaranteed Notes (10-R3-2A), 0.736%, due 12/08/20 (1)	924,743
1,296,017	NCUA Guaranteed Notes (11-R1-1A), 0.624%, due 01/08/20 (1)	1,303,185
1,266,765	NCUA Guaranteed Notes (11-R2-1A), 0.578%, due 02/06/20 (1)	1,271,862

	Total Residential Mortgage-Backed Securities — Agency (Cost: $372,449,445)	379,524,407

	Residential Mortgage-Backed Securities — Non-Agency (9.7%)
46,330	Argent Securities, Inc. (05-W2-A2B1), 0.381%, due 10/25/35 (1)	46,333
753,087	Asset-Backed Funding Certificates (05-WMC1-M1), 0.841%, due 06/25/35 (1)	746,884
2,410,709	Asset-Backed Securities Corp. Home Equity (05-HE6-M2), 0.691%, due 07/25/35 (1)	2,397,839
8,004,658	Banc of America Funding Trust (15-R2-9A1), (144A), 0.389%, due 03/27/36 (1)(2)	7,729,659
4,284,061	Bear Stearns Asset Backed Securities I Trust (06-HE3-A2), 0.354%, due 04/25/36 (1)	4,259,680
3,970,000	Bear Stearns Asset-Backed Securities Trust (06-HE1-1M1), 0.584%, due 12/25/35 (1)	3,839,256
726,845	Carrington Mortgage Loan Trust (05-NC5-A2), 0.501%, due 10/25/35 (1)	725,829
714,507	Centex Home Equity (02-C-AF6), 4.5%, due 09/25/32 (1)	721,530
1,252,710	Centex Home Equity (03-B-AF6), 3.173%, due 06/25/33 (1)	1,259,054
654,967	Citigroup Mortgage Loan Trust, Inc. (05-5-2A2), 5.75%, due 08/25/35 (6)	572,912
1,796,058	Conseco Financial Corp. (98-6-A8), 6.66%, due 06/01/30	1,918,598
3,198,783	Countrywide Asset-Backed Certificates (05-11-MV1), 0.644%, due 02/25/36 (1)	3,188,077
21,665	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	23,210
7,405,125	Credit Suisse Mortgage Trust (15-1R-7A3), 2.508%, due 07/27/36	7,562,484
7,479,252	CSMC Trust (14-7R-8A1), (144A), 2.253%, due 07/27/37 (1)(2)	7,510,366
537,846	GSAA Trust (05-3-M1), 0.849%, due 12/25/34 (1)	536,049
845,000	GSAMP Trust (05-HE5-M1), 0.601%, due 11/25/35 (1)	813,386
1,686,400	HSBC Home Equity Loan Trust USA (07-1-AM), 0.421%, due 03/20/36 (1)	1,676,271
396,929	HSBC Home Equity Loan Trust USA (07-2-AM), 0.421%, due 07/20/36 (1)	394,796

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2015

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$2,183,704	HSBC Home Equity Loan Trust USA (07-3-APT), 1.381%, due 11/20/36 (1)	$2,179,262
1,677,681	HSI Asset Securitization Corp. Trust (06-OPT1-2A3), 0.371%, due 12/25/35 (1)	1,650,088
1,550,160	Indymac Index Mortgage Loan Trust (05-AR6-2A1), 0.421%, due 04/25/35 (1)	1,387,928
6,856,235	JPMorgan Mortgage Acquisition Corp. (05-OPT1-M1), 0.631%, due 06/25/35 (1)	6,820,644
7,528,143	Merrill Lynch Mortgage Investors Trust (05-2-2A), 2.35%, due 10/25/35 (1)	7,609,613
1,919,032	Mid-State Trust (04-1-B), 8.9%, due 08/15/37	2,299,665
2,807,932	Morgan Stanley ABS Capital I, Inc. Trust (05-WMC6-M2), 0.931%, due 07/25/35 (1)	2,845,202
2,093,386	Morgan Stanley Capital, Inc. (04-WMC2-M1), 1.096%, due 07/25/34 (1)	2,041,577
6,239,000	Morgan Stanley Home Equity Loan Trust (05-1-M3), 0.961%, due 12/25/34 (1)	6,104,830
441,087	Morgan Stanley Mortgage Loan Trust (04-3-4A), 5.67%, due 04/25/34 (1)	448,955
2,248,995	New Century Home Equity Loan Trust (05-1-A2C), 0.881%, due 03/25/35 (1)	2,231,943
3,671,092	New Century Home Equity Loan Trust (05-2-M1), 0.611%, due 06/25/35 (1)	3,657,066
3,070,338	New Century Home Equity Loan Trust (05-3-M1), 0.661%, due 07/25/35 (1)	3,062,686
7,107,984	New Century Home Equity Loan Trust (05-3-M2), 0.671%, due 07/25/35 (1)	6,837,682
2,119,148	New Century Home Equity Loan Trust (05-4-A2C), 0.551%, due 09/25/35 (1)	2,120,543
4,397,969	Nomura Resecuritization Trust (14-5R-3A1), (144A), 0.414%, due 05/26/37 (1)(2)	4,280,751
6,634,343	Nomura Resecuritization Trust (15-1R-6A1), (144A), 1%, due 05/26/47 (1)(2)	6,432,646
7,832,142	Nomura Resecuritization Trust (15-4R-3A1), (144A), 2.475%, due 01/26/36 (2)	8,121,872
7,500,000	Nomura Resecuritization Trust (15-5R-2A1), (144A), 1%, due 04/26/35 (2)	7,622,250
1,100,257	Park Place Securities, Inc. (04-WWF1-M2), 1.201%, due 12/25/34 (1)	1,096,810
2,426,118	Park Place Securities, Inc. (05-WCH1-M2), 0.961%, due 01/25/36 (1)	2,419,201
4,634,595	Park Place Securities, Inc. (05-WCW2-A2D), 0.551%, due 07/25/35 (1)	4,640,620
3,347,774	Park Place Securities, Inc. (05-WHQ2-A1B), 0.451%, due 05/25/35 (1)	3,346,155
5,070,106	Park Place Securities, Inc. (05-WHQ4-A2D), 0.551%, due 09/25/35 (1)	5,043,504
7,248,320	RAMP Trust (06-RZ3-A2), 0.341%, due 08/25/36 (1)	7,180,681
1,404,396	RASC Trust (06-KS4-A3), 0.331%, due 06/25/36 (1)	1,406,935
987,306	Structured Asset Securities Corp. (03-34A-5A4), 2.617%, due 11/25/33 (1)	992,763
1,314,800	Structured Asset Securities Corp. (05-GEL4-M1), 0.694%, due 08/25/35 (1)	1,299,596
221,587	Structured Asset Securities Corp. (05-WF4-A4), 0.541%, due 11/25/35 (1)	221,966
3,819,429	WaMu Mortgage Pass-Through Certificates (05-AR3-A2), 2.441%, due 03/25/35 (1)	3,829,692
335,363	Wells Fargo Alternative Loan Trust (07-PA3-2A1), 6%, due 07/25/37 (6)	326,924
8,215,342	Wells Fargo Home Equity Trust (04-2-A33), 0.681%, due 10/25/34 (1)	8,002,840
325,397	Wells Fargo Home Equity Trust (05-2-M1), 0.581%, due 05/25/35 (1)	326,067

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $160,262,782)	163,811,170

	U.S. Government Agency Obligations (1.1%)
5,860,000	Federal Farm Credit Bank Funding Corp., 0.199%, due 09/14/16 (1)	5,860,996
6,065,000	Federal Farm Credit Bank Funding Corp., 0.211%, due 04/26/17 (1)	6,067,905

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (Continued)
$6,050,000	Federal Home Loan Bank, 0.75%, due 05/26/28	$6,053,385

	Total U.S. Government Agency Obligations (Cost: $17,964,691)	17,982,286

	U.S. Treasury Securities (31.0%)
42,200,000	U.S. Treasury Bond, 2.5%, due 02/15/45 (4)	40,057,034
3,655,000	U.S. Treasury Bond, 2.875%, due 05/15/43 (4)	3,745,520
15,858,714	U.S. Treasury Inflation Indexed Bond, 0.25%, due 01/15/25 (4)(7)	16,086,683
4,501,640	U.S. Treasury Inflation Indexed Bond, 0.625%, due 02/15/43 (7)	4,364,460
6,712,303	U.S. Treasury Inflation Indexed Bond, 0.75%, due 02/15/45 (7)	6,752,311
12,599,394	U.S. Treasury Inflation Indexed Note, 0.125%, due 04/15/16 (4)(7)	12,757,869
5,388,503	U.S. Treasury Inflation Indexed Note, 0.125%, due 04/15/17 (7)	5,505,116
13,392,685	U.S. Treasury Inflation Indexed Note, 0.125%, due 07/15/24 (4)(7)	13,485,753
22,400,493	U.S. Treasury Inflation Indexed Note, 1.375%, due 02/15/44 (4)(7)	26,131,355
3,174,851	U.S. Treasury Inflation Indexed Note, 2%, due 01/15/16 (7)	3,255,464
8,000,000	U.S. Treasury Note, 0.375%, due 01/15/16 (4)	8,011,248
43,930,000	U.S. Treasury Note, 0.5%, due 03/31/17	43,880,234
134,465,000	U.S. Treasury Note, 0.5%, due 04/30/17	134,260,149
16,905,000	U.S. Treasury Note, 0.875%, due 05/15/17 (4)	16,994,799
6,925,000	U.S. Treasury Note, 0.875%, due 07/15/17 (4)	6,954,784
108,200,000	U.S. Treasury Note, 1.375%, due 04/30/20	107,866,100
70,710,000	U.S. Treasury Note, 2%, due 02/15/25	70,449,377

	Total U.S. Treasury Securities (Cost: $520,031,465)	520,558,256

	Total Fixed Income Securities (Cost: $1,675,145,433) (101.2%)	1,701,842,325

Number of Shares	Money Market Investments
16,645,000	Dreyfus Institutional Cash Advantage Fund, 0.07% (8)	16,645,000
16,645,000	Morgan Stanley Liquidity Fund — Government Portfolio, 0.04% (8)	16,645,000

	Total Money Market Investments (Cost: $33,290,000) (2.0%)	33,290,000

Principal Amount	Short-Term Investments
	Certificate of Deposit (0.4%)
	Banks (Cost: $6,000,000) (0.4%)
$6,000,000	Credit Suisse/New York (Switzerland), 0.583%, due 08/24/15 (1)	6,000,846

	Discount Notes (5.3%)
50,000,000	Federal Home Loan Bank Discount Note, 0.061%, due 05/01/15 (9)	50,000,000
40,000,000	Federal National Mortgage Association Discount Note, 0.1%, due 08/17/15 (4)(9)	39,993,400

	Total Discount Notes (Cost: $89,988,000)	89,993,400

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

April 30, 2015

Principal Amount	Short-Term Investments	Value
	Repurchase Agreement (Cost: $48,251,386) (2.9%)
$48,251,386	State Street Bank & Trust Company, 0%, due 05/01/15 (collateralized by $47,490,000 U.S. Treasury Note, 2.125%, due 01/31/21 valued at $49,216,594) (Total Amount to be Received Upon Repurchase $48,251,386)	$48,251,386

	Total Short-Term Investments (Cost: $144,239,386) (8.6%)	144,245,632

	Total Investments (Cost: $1,852,674,819) (111.8%)	1,879,377,957
	Liabilities in Excess of Other Assets (-11.8%)	(198,740,005)

	Net Assets (100.0%)	$1,680,637,952

Notes to the Schedule of Investments:

ABS - Asset-Backed	Securities.
ACES - Alternative	Credit Enhancement Securities.
CDO - Collateralized	Debt Obligation.
CLO - Collateralized	Loan Obligation.
EETC - Enhanced	Equipment Trust Certificate.
I/F - Inverse	Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O - Interest	Only Security.
PAC - Planned	Amortization Class.
REIT - Real	Estate Investment Trust.
TAC - Target	Amortization Class.
TBA - To	be Announced.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2015.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2015, the value of these securities amounted to $183,680,150 or 10.9% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	This security is purchased on a when-issued, delayed delivery or forward commitment basis.
(4)	All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2)
(5)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(6)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.
(7)	Interest rate for this security is a stated rate. Interest payments are determined based on the inflation-adjusted principal.
(8)	Rate disclosed is the 7-day net yield as of April 30, 2015.
(9)	Rate shown represents yield-to-maturity.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Investments by Industry (Unaudited)	April 30, 2015

Industry	Percentage of Net Assets
Airlines	0.7%
Asset-Backed Securities	9.3
Auto Manufacturers	0.5
Banks	4.6
Chemicals	0.0	*
Commercial Mortgage-Backed Securities — Agency	6.3
Commercial Mortgage-Backed Securities — Non-Agency	3.5
Commercial Services	0.3
Diversified Financial Services	0.5
Electric	1.0
Energy-Alternate Sources	0.1
Engineering & Construction	0.1
Food	0.0	*
Foreign Government Bonds	0.0	*
Gas	0.4
Healthcare-Products	0.0	*
Healthcare-Services	1.2
Insurance	1.3
Iron & Steel	0.0	*
Media	0.0	*
Mining	0.2
Miscellaneous Manufacturers	0.1
Municipal Bonds	1.3
Oil & Gas	0.1
Pharmaceuticals	0.2
Pipelines	1.7
REIT	2.2
Real Estate	0.1
Residential Mortgage-Backed Securities — Agency	22.6
Residential Mortgage-Backed Securities — Non-Agency	9.7
Retail	0.3
Software	0.1
Telecommunications	0.6
Transportation	0.1
U.S. Government Agency Obligations	1.1
U.S. Treasury Securities	31.0
Money Market Investments	2.0
Short-Term Investments	8.6

Total	111.8%

*	Value rounds to less than 0.1% of net assets.

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)	April 30, 2015

	Principal Amount	Fixed Income Securities	Value
		Asset-Backed Securities (1.2% of Net Assets)
$	15,281	Educational Services of America, Inc. (12-2-A), (144A), 0.911%, due 04/25/39 (1)(2)	$15,377
	7,277	Goal Capital Funding Trust (06-1-A3), 0.382%, due 11/25/26 (2)	7,249
	7,293	Nelnet Student Loan Trust (12-5A-A), (144A), 0.781%, due 10/27/36 (1)(2)	7,357
	6,341	Scholar Funding Trust (11-A-A), (144A), 1.179%, due 10/28/43 (1)(2)	6,393

		Total Asset-Backed Securities (Cost: $36,265)	36,376

		Commercial Mortgage-Backed Securities — Agency (0.8%)
	19,814	Federal Home Loan Mortgage Corp. Multifamily Structured Pass- Through Certificates (KF05-A), 0.523%, due 09/25/21 (2)	19,864
	3,213	Government National Mortgage Association (10-96-A), 2.207%, due 09/16/39	3,233

		Total Commercial Mortgage-Backed Securities — Agency (Cost: $23,035)	23,097

		Commercial Mortgage-Backed Securities — Non-Agency (1.4%)
	1,746	Banc of America Commercial Mortgage Trust (06-5-A2), 5.317%, due 09/10/47	1,746
	20	Bear Stearns Commercial Mortgage Securities Trust (04-PWR4-A3), 5.468%, due 06/11/41 (2)	20
	12,873	Bear Stearns Commercial Mortgage Securities Trust (07-PW16-AAB), 5.897%, due 06/11/40 (2)	12,933
	3,904	JPMorgan Chase Commercial Mortgage Securities Trust (06-LDP7-ASB), 6.057%, due 04/15/45 (2)	3,943
	6,955	JPMorgan Chase Commercial Mortgage Securities Trust (07-LD12-ASB), 5.833%, due 02/15/51 (2)	7,222
	9,968	Morgan Stanley Capital I Trust (07-IQ14-A2), 5.61%, due 04/15/49	10,089
	8,306	Wachovia Bank Commercial Mortgage Trust (06-C26-APB), 5.997%, due 06/15/45	8,434

		Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $45,639)	44,387

		Residential Mortgage-Backed Securities — Agency (2.7%)
	11,317	Federal Home Loan Mortgage Corp. (3346-FA), 0.412%, due 02/15/19 (2)	11,330
	10,853	Federal Home Loan Mortgage Corp. (242-F29), 0.432%, due 11/15/36 (2)	10,888
	15,196	Federal National Mortgage Association (01-70-OF), 1.131%, due 10/25/31 (2)	15,496
	26,896	Federal National Mortgage Association (05-W3-2AF), 0.401%, due 03/25/45 (2)	26,985
	4,874	Federal National Mortgage Association (10-87-GA), 4%, due 02/25/24	4,927
	7,698	Federal National Mortgage Association (93-247-FM), 1.9%, due 12/25/23 (2)	7,936
	4,544	NCUA Guaranteed Notes (11-R6-1A), 0.555%, due 05/07/20 (2)(3)	4,546

		Total Residential Mortgage-Backed Securities — Agency (Cost: $80,385)	82,108

		Residential Mortgage-Backed Securities — Non-Agency (16.0%)
	19,231	Banc of America Alternative Loan Trust (03-4-1A5), 5.5%, due 06/25/33	19,872
	18,796	Banc of America Alternative Loan Trust (03-9-1CB5), 5.5%, due 11/25/33	19,247
	9,821	Bear Stearns Alt-A Trust (04-13-A1), 0.921%, due 11/25/34 (2)	9,772
	6,597	Bear Stearns Asset-Backed Securities Trust (05-SD1-1A3), 0.581%, due 08/25/43 (2)	6,528
	19,307	Bombardier Capital Mortgage Securitization Corp. (01-A-A), 6.805%, due 12/15/30 (2)	20,020
	56,358	Centex Home Equity Loan Trust (05-A-AF5), 5.28%, due 01/25/35	58,566
	19,551	Conseco Financial Corp. (97-7-A9), 7.37%, due 07/15/28 (2)	20,535
	15,041	Credit-Based Asset Servicing and Securitization LLC (03-CB5-M1), 1.194%, due 11/25/33 (2)	14,390
	23,089	Credit-Based Asset Servicing and Securitization LLC (05-CB4-AF3), 5.334%, due 07/25/35	23,411

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited) (Continued)

	Principal Amount	Fixed Income Securities	Value
		Residential Mortgage-Backed Securities — Non-Agency (Continued)
$	19,329	First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C), 1.181%, due 08/25/34 (2)	$18,797
	12,193	Homestar Mortgage Acceptance Corp. (04-5-A1), 0.631%, due 10/25/34 (2)	12,242
	58,110	JPMorgan Mortgage Trust (05-A6-7A1), 2.529%, due 08/25/35 (2)(4)	55,247
	41,990	MASTR Seasoned Securitization Trust (04-1-4A1), 2.485%, due 10/25/32 (2)	42,146
	35,576	MASTR Seasoned Securitization Trust (05-1-4A1), 2.436%, due 10/25/32 (2)	35,844
	35,394	Mid-State Trust (04-1-M1), 6.497%, due 08/15/37	38,571
	14,401	Morgan Stanley Mortgage Loan Trust (04-6AR-1A), 0.624%, due 07/25/34 (2)	13,957
	27,149	Origen Manufactured Housing (05-A-M1), 5.46%, due 06/15/36 (2)	28,428
	8,061	Residential Asset Mortgage Products, Inc. (03-RZ3-A6), 3.9%, due 03/25/33	8,115
	27,200	Residential Asset Mortgage Products, Inc. (04-SL3-A2), 6.5%, due 12/25/31	28,660
	19,449	Wells Fargo Mortgage-Backed Securities Trust (03-17-2A10), 5.5%, due 01/25/34	19,899

		Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $451,644)	494,247

		Corporate Bonds (20.5%)

		Airlines (4.2%)
	84,696	Continental Airlines, Inc. Pass-Through Certificates (00-1-A1), 8.048%, due 05/01/22 (EETC)	96,024
	33,199	JetBlue Airways Corp. Pass-Through Certificates (04-2-G1), 0.632%, due 02/15/18 (EETC) (2)	32,929

		Total Airlines (Cost: $120,918)	128,953

		Banks (8.0%)
	10,000	Bank of America Corp., 5.625%, due 10/14/16	10,625
	80,000	Bank of America N.A., 0.551%, due 06/15/16 (2)	79,661
	7,000	Citigroup, Inc., 0.812%, due 08/25/36 (2)	5,536
	75,000	Citigroup, Inc., 1.957%, due 05/15/18 (2)	77,404
	75,000	JPMorgan Chase Bank N.A., 0.6%, due 06/13/16 (2)	74,909

		Total Banks (Cost: $243,707)	248,135

		Diversified Financial Services (Cost: $46,512) (1.8%)
	60,000	General Electric Capital Corp., 0.635%, due 05/05/26 (2)	57,460

		Electric (Cost: $25,015) (0.8%)
	25,000	NextEra Energy Capital Holdings, Inc., 1.339%, due 09/01/15	25,067

		Insurance (Cost: $67,661) (2.3%)
	70,000	Nationwide Mutual Insurance Co., (144A), 2.561%, due 12/15/24 (1)(2)	69,956

		REIT (2.9%)
	15,000	HCP, Inc., 3.15%, due 08/01/22	14,771
	70,000	Health Care REIT, Inc., 6.2%, due 06/01/16	73,836

		Total REIT (Cost: $86,358)	88,607

		Retail (Cost: $15,000) (0.5%)
	15,000	Walgreens Boots Alliance, Inc., 0.706%, due 05/18/16 (2)	15,028

		Total Corporate Bonds (Cost: $605,171)	633,206

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

April 30, 2015

	Principal Amount	Fixed Income Securities	Value
		U.S. Government Agency Obligation (Cost: $20,000) (0.7%)
$	20,000	Federal Farm Credit Bank, 0.236%, due 02/27/17 (2)	$20,026

		Total Fixed Income Securities (Cost: $1,262,139) (43.3%)	1,333,447

	Number of Shares	Money Market Investments
	30,000	Dreyfus Institutional Cash Advantage Fund, 0.07% (5)	30,000
	30,000	Morgan Stanley Institutional Liquidity Fund — Government Portfolio, 0.04% (5)	30,000

		Total Money Market Investments (Cost: $60,000) (2.0%)	60,000

	Principal Amount	Short-Term Investments
		Discount Notes (34.2%)
$	130,000	Federal Home Loan Mortgage Corp. Discount Note, 0.055%, due 05/06/15 (6)	130,000
	130,000	Federal Home Loan Mortgage Corp. Discount Note, 0.07%, due 07/07/15 (6)	129,988
	17,000	Federal Home Loan Mortgage Corp. Discount Note, 0.07%, due 06/26/15 (3)(6)	16,999
	76,000	Federal Home Loan Mortgage Corp. Discount Note, 0.075%, due 06/17/15 (6)	75,996
	100,000	Federal Home Loan Mortgage Corp. Discount Note, 0.08%, due 06/11/15 (6)	99,996
	105,000	Federal Home Loan Mortgage Corp. Discount Note, 0.08%, due 06/09/15 (6)	104,996
	50,000	Federal Home Loan Mortgage Corp. Discount Note, 0.15%, due 06/16/15 (6)	49,998
	85,000	Federal National Mortgage Association Discount Note, 0.01%, due 05/18/15 (6)	84,999
	95,000	Federal National Mortgage Association Discount Note, 0.06%, due 06/16/15 (6)	94,996
	100,000	Federal National Mortgage Association Discount Note, 0.06%, due 05/21/15 (6)	99,999
	18,000	Federal National Mortgage Association Discount Note, 0.06%, due 05/18/15 (3)(6)	18,000
	15,000	Federal National Mortgage Association Discount Note, 0.07%, due 06/03/15 (3)(6)	14,999
	135,000	Federal National Mortgage Association Discount Note, 0.08%, due 06/03/15 (6)	134,995

		Total Discount Notes (Cost: $1,055,922)	1,055,961

		Repurchase Agreement (Cost: $176,925) (5.7%)
	176,925	State Street Bank & Trust Company, 0%, due 05/01/15 (collateralized by $185,000 Federal Home Loan Mortgage Corp., 2%, due 11/02/22 valued at $182,780) (Total Amount to be Received Upon Repurchase $176,925)	176,925

		Time Deposit (Cost: $19,240) (0.6%)
	19,240	State Street Euro Dollar Time Deposit, Inc., 0.01%, due 05/01/15 (3)	19,240

		Total Short-Term Investments (Cost: $1,252,087) (40.5%)	1,252,126

		Total Investments (Cost: $2,574,226) (85.8%)	2,645,573
		Excess of Other Assets over Liabilities (14.2%)	437,899

		Net Assets (100.0%)	$3,083,472

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Consolidated Schedule of Investments (Unaudited)

Total Return Swaps (3)
Notional Amount	Expiration Date	Counterparty	Payment Made by Fund	Payment Received by Fund	Unrealized Appreciation	Premium Paid	Value
OTC Swaps
$1,818,742	5/19/15	Credit Suisse First Boston Corp.	3-Month U.S. Treasury Bills plus 0.2%	Credit Suisse Custom 24 Total Return Index (7)	$ 33,663	$—	$ 33,663
1,208,370	5/19/15	Citigroup Global Markets, Inc.	3-Month U.S. Treasury Bills plus 0.2%	Citi Custom CIVICS H Index (8)	22,552	—	22,552

					$ 56,215	$—	$ 56,215

Notes to the Consolidated Schedule of Investments:

EETC - Enhanced	Equipment Trust Certificate.
OTC - Over	the Counter.
REIT - Real	Estate Investment Trust.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2015, the value of these securities amounted to $99,083 or 3.2% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2015.
(3)	All or a portion of this security is owned by TCW Cayman Enhanced Commodity Fund, Ltd.
(4)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.
(5)	Rate disclosed is the 7-day net yield as of April 30, 2015.
(6)	Rate shown represents yield-to-maturity.
(7)	Custom Index has exposure to the following commodities: HRW Wheat, Cotton, Lean Hogs, Soybean Meal, Nickel Primary, Soybean Oil, Zinc High Grade, RBOB Gasoline, SRW Wheat, Heating Oil, Silver, Coffee ‘C’ Arabica, Sugar #11, Live Cattle, Soybeans, Brent Crude Oil, Aluminum Primary, Corn, Copper High Grade, WTI Crude Oil, Natural Gas, and Gold.
(8)	Custom Index has exposure to the following commodities: Natural Gas, Crude Oil, Coffee, Brent Crude, Soybean Oil, Heating Oil, RBOB Gasoline, Gold, Kansas Wheat, Lean Hogs, Live Cattle, Wheat, Cotton, Soybean Meal, Zinc, Sugar, COMEX Silver, Soybeans, Aluminum, Nickel, Copper, and Corn.

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

April 30, 2015

Industry	Percentage of Net Assets
Airlines	4.2%
Asset-Backed Securities	1.2
Banks	8.0
Commercial Mortgage-Backed Securities — Agency	0.8
Commercial Mortgage-Backed Securities — Non-Agency	1.4
Diversified Financial Services	1.8
Electric	0.8
Insurance	2.3
REIT	2.9
Residential Mortgage-Backed Securities — Agency	2.7
Residential Mortgage-Backed Securities — Non-Agency	16.0
Retail	0.5
U.S. Government Agency Obligations	0.7
Money Market Investments	2.0
Short-Term Investments	40.5

Total	85.8%

See accompanying notes to financial statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited)

Principal Amount	Fixed Income Securities	Value
	Corporate Bonds (17.7% of Net Assets)

	Airlines (2.8%)
$183,168	American Airlines, Inc. Pass-Through Trust (13-2A), 4.95%, due 07/15/24 (EETC)	$200,341
105,598	Continental Airlines, Inc. Pass-Through Trust (01-1A-1), 6.703%, due 12/15/22 (EETC)	112,990
81,485	Delta Air Lines, Inc. Pass-Through Certificates (02-1G1), 6.718%, due 07/02/24 (EETC)	95,542
18,544	US Airways Group, Inc. Pass-Through Certificates (10-1A), 6.25%, due 10/22/24 (EETC)	21,279

	Total Airlines	430,152

	Auto Manufacturers (0.7%)
100,000	Ford Motor Credit Co. LLC, 8%, due 12/15/16	110,312

	Banks (7.7%)
45,000	Abbey National Treasury Services PLC (United Kingdom), (Reg. S), 1.75%, due 01/15/18 (1)	52,182
250,000	Bank of America N.A., 6.1%, due 06/15/17 (2)	272,252
200,000	BBVA Bancomer S.A. (Mexico), (144A), 6.75%, due 09/30/22 (3)	228,619
300,000	Chase Capital VI, 0.879%, due 08/01/28 (4)	258,000
110,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18	122,052
40,000	HBOS PLC (United Kingdom), (144A), 6.75%, due 05/21/18 (3)	44,776
50,000	Macquarie Bank, Ltd. (Australia), (144A), 0.907%, due 10/27/17 (3)(4)	50,025
100,000	Rabobank Nederland Utrecht (Netherlands), 3.375%, due 01/19/17	103,930
50,000	Royal Bank of Scotland PLC (The) (United Kingdom), 5.625%, due 08/24/20	57,800

	Total Banks	1,189,636

	Diversified Financial Services (1.2%)
200,000	General Electric Capital Corp., 0.737%, due 08/15/36 (4)	181,066

	Electric (0.5%)
75,000	IPALCO Enterprises, Inc., 5%, due 05/01/18	80,110

	Insurance (1.2%)
100,000	Farmers Exchange Capital II, (144A), 6.151%, due 11/01/53 (3)(4)	114,000
65,000	ZFS Finance USA Trust II, (144A), 6.45%, due 12/15/65 (3)(4)	68,331

	Total Insurance	182,331

	Pipelines (0.3%)
50,000	Energy Transfer Partners LP, 5.15%, due 03/15/45	48,717

	Real Estate (1.3%)
200,000	WEA Finance LLC / Westfield UK & Europe Finance PLC (Australia), (144A), 1.75%, due 09/15/17 (3)	201,313

	REIT (1.3%)
50,000	ARC Properties Operating Partnership LP / Clark Acquisition LLC, 2%, due 02/06/17 (REIT)	48,875
50,000	HCP, Inc., 3.15%, due 08/01/22	49,237

See accompanying notes to financial statements.

TCW Global Bond Fund

April 30, 2015

	Principal Amount	Fixed Income Securities	Value
		REIT (Continued)
	$100,000	SL Green Realty Corp., 5%, due 08/15/18	$107,649

		Total REIT	205,761

		Retail (0.4%)
	65,000	Walgreens Boots Alliance, Inc., 0.706%, due 05/18/16 (4)	65,123

		Telecommunications (0.3%)
	45,000	AT&T, Inc., 1.155%, due 06/30/20 (4)(5)	45,417

		Total Corporate Bonds (Cost: $2,569,752) (17.7%)	2,739,938

		Foreign Government Bonds (37.1%)
AUD	382,000	Australia Government Bond, 2.75%, due 04/21/24	305,259
EUR	240,000	Bundesrepublik Deutschland (Germany), 2.25%, due 09/04/21 (2)	305,762
CAD	430,000	Canada Housing Trust No. 1, (144A), 3.35%, due 12/15/20 (3)	390,550
DKK	900,000	Denmark Government Bond, 1.75%, due 11/15/25	153,298
EUR	65,000	France Government Bond OAT, 3.25%, due 10/25/21 (2)	86,904
EUR	200,000	France Government Bond OAT, 2.5%, due 05/25/30	273,181
EUR	55,000	Ireland Government Bond, (Reg. S), 3.4%, due 03/18/24 (1)	75,406
ILS	880,000	Israel Government Bond, 5.5%, due 01/31/22	292,970
EUR	627,000	Italy Buoni Poliennali Del Tesoro, 4.5%, due 03/01/24	882,791
JPY	95,800,000	Japan Government Ten-Year Bond, 1%, due 09/20/21 (2)	845,690
JPY	27,000,000	Japan Government Thirty-Year Bond, 2%, due 03/20/42	261,199
NOK	1,350,000	Norway Government Bond, 3.75%, due 05/25/21	205,031
EUR	110,000	Portugal Obrigacoes do Tesouro OT, (Reg. S), 5.65%, due 02/15/24 (1)	160,945
	$250,000	Romanian Government International Bond, (Reg. S), 4.875%, due 01/22/24 (1)	275,937
SGD	350,000	Singapore Government Bond, 2.5%, due 06/01/19 (2)	274,897
EUR	118,000	Spain Government Bond, (Reg. S), 2.75%, due 10/31/24 (1)	147,589
SEK	1,500,000	Sweden Government Bond, 3.5%, due 06/01/22	220,864
GBP	352,000	United Kingdom Gilt, (Reg. S), 2.75%, due 09/07/24 (1)	581,901

		Total Foreign Government Bonds (Cost: $6,202,791)	5,740,174

		Asset-Backed Securities (5.7%)
	$40,000	Dryden Senior Loan Fund, (144A), 1.816%, due 04/15/27 (3)(4)	40,042
	49,980	Educational Funding of the South, Inc. (11-1-A2), 0.927%, due 04/25/35 (4)	49,933
	28,596	GE Business Loan Trust (04-2A-A), (144A), 0.402%, due 12/15/32 (3)(4)	27,896
	44,653	Iowa Student Loan Liquidity Corp. (11-1-A), 1.517%, due 06/25/42 (4)	45,204
	40,000	Limerock CLO II, Ltd. (14-2A-A), (144A), 1.775%, due 04/18/26 (3)(4)	40,018
	20,000	Magnetite XI, Ltd. (14-11A-A1), (144A), 1.725%, due 01/18/27 (3)(4)	20,035
	40,000	Magnetite XII, Ltd. (15-12A-A), (144A), 1.817%, due 04/15/27 (3)(4)	40,043
	80,000	Navient Student Loan Trust (14-8-A3), 0.774%, due 05/27/31 (4)	80,129
	115,000	Nelnet Education Loan Corp. (04-1A-B1), (144A), 1.5%, due 02/25/36 (3)(4)	92,241
	80,000	SLC Student Loan Trust (08-1-A4A), 1.871%, due 12/15/32 (4)	83,391
	50,000	SLM Student Loan Trust (07-3-A4), 0.337%, due 01/25/22 (4)	48,712
	80,000	SLM Student Loan Trust (07-6-A4), 0.657%, due 10/25/24 (4)	79,666
	21,018	SLM Student Loan Trust (08-9-A), 1.777%, due 04/25/23 (4)	21,594
	50,000	SLM Student Loan Trust (11-2-A2), 1.381%, due 10/25/34 (4)	51,363

See accompanying notes to financial statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

	Principal Amount	Fixed Income Securities	Value
		Asset-Backed Securities (Continued)
$	76,248	Spirit Master Funding LLC (14-1A-A1), (144A), 5.05%, due 07/20/40 (3)	$80,466
	50,000	Student Loan Consolidation Center (02-2-B2), (144A), 1.625%, due 07/01/42 (3)(4)	38,119
	40,000	Voya CLO, Ltd. (14-4A-A1), (144A), 1.777%, due 10/14/26 (3)(4)	40,021

		Total Asset-Backed Securities (Cost: $851,228)	878,873

		Commercial Mortgage-Backed Securities — Agency (4.0%)
	32,942	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates (KF01-A), 0.531%, due 04/25/19 (4)	32,951
	371,805	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates (KSCT-AX), 1.29%, due 01/25/20 (4) (I/O)	16,500
	110,488	Federal National Mortgage Association, Pool #AL3306, 2.46%, due 04/01/23 (2)	111,895
	73,240	Federal National Mortgage Association, Pool #467731, 4.62%, due 04/01/21	81,815
	72,367	Federal National Mortgage Association, Pool #460605, 6.09%, due 01/01/17	77,708
	125,697	Federal National Mortgage Association (12-M10-AFL), 0.631%, due 09/25/22 (4)	125,904
	67,263	Federal National Mortgage Association (14-M12-FA), 0.505%, due 10/25/21 (4)	67,653
	63,033	Federal National Mortgage Association (14-M8-FA), 0.452%, due 05/25/18 (4) (ACES)	63,161
	40,370	NCUA Guaranteed Note Trust (10-C1-A1), 1.6%, due 10/29/20	40,416

		Total Commercial Mortgage-Backed Securities — Agency (Cost: $619,423)	618,003

		Commercial Mortgage-Backed Securities — Non-Agency (2.1%)
	4,229,568	Bank of America-First Union NB Commercial Mortgage (01-3-XC), (144A), 1.219%, due 04/11/37 (I/O) (3)(4)	11,321
	5,420,282	COMM Mortgage Trust (04-LB3A-X), (144A), 1.072%, due 07/10/37 (I/O) (3)(4)	24,243
	41,137	GE Capital Commercial Mortgage Corp. (05-C4-A3A), 5.493%, due 11/10/45 (4)	41,093
	69,170	JP Morgan Chase Commercial Mortgage Securities Corp. (06-LDP7-A4), 6.056%, due 04/15/45 (4)	71,598
	96,536	Morgan Stanley Capital I Trust (06-IQ12-A4), 5.332%, due 12/15/43	101,223
	2,152,507	Morgan Stanley Capital I Trust (99-RM1-X), (144A), 0.892%, due 12/15/31 (I/O) (3)(4)	10,249
	65,000	WFRBS Commercial Mortgage Trust (11-C4-A3), (144A), 4.394%, due 06/15/44 (3)	70,409

		Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $337,257)	330,136

		Residential Mortgage-Backed Securities — Agency (11.0%)
	25,730	Federal Home Loan Mortgage Corp. (2990-ND), 16.429%, due 12/15/34 (I/F) (PAC) (2)(4)	31,010
	186,506	Federal Home Loan Mortgage Corp. (3439-SC), 5.719%, due 04/15/38 (I/O) (I/F) (4)	28,118
	215,033	Federal National Mortgage Association (07-52-LS), 5.869%, due 06/25/37 (I/O) (I/F) (4)	35,296
	182,817	Federal National Mortgage Association (08-18-SM), 6.819%, due 03/25/38 (I/O) (I/F) (4)	30,089
	131,929	Federal National Mortgage Association (09-115-SB), 6.069%, due 01/25/40 (I/O) (I/F) (4)	20,740

See accompanying notes to financial statements.

TCW Global Bond Fund

April 30, 2015

	Principal Amount	Fixed Income Securities	Value
		Residential Mortgage-Backed Securities — Agency (Continued)
$	268,495	Federal National Mortgage Association (10-116-SE), 6.419%, due 10/25/40 (I/O) (I/F) (2)(4)	$46,083
	49,360	Federal National Mortgage Association (10-35-IA), 5%, due 07/25/38 (I/O)	947
	206,753	Federal National Mortgage Association, Pool #AB3679, 3.5%, due 10/01/41 (2)	218,022
	215,379	Federal National Mortgage Association, Pool #AB4045, 3.5%, due 12/01/41 (2)	228,497
	86,609	Federal National Mortgage Association, Pool #AT5914, 3.5%, due 06/01/43 (2)	91,467
	109,341	Federal National Mortgage Association, Pool #MA1527, 3%, due 08/01/33 (2)	113,531
	92,928	Federal National Mortgage Association, Pool #MA1652, 3.5%, due 11/01/33	98,192
	80,000	Federal National Mortgage Association TBA, 2.5% (6)	82,025
	20,000	Federal National Mortgage Association TBA, 3% (6)	20,930
	80,000	Federal National Mortgage Association TBA, 3% (6)	81,231
	160,000	Federal National Mortgage Association TBA, 3.5% (6)	167,637
	130,000	Federal National Mortgage Association TBA, 4% (6)	138,958
	50,000	Federal National Mortgage Association TBA, 4.5% (6)	54,426
	148,033	Government National Mortgage Association (11-146-EI), 5%, due 11/16/41 (I/O) (PAC) (2)	33,354
	394,608	Government National Mortgage Association (11-69-GI), 5%, due 05/16/40 (I/O)	51,246
	437,001	Government National Mortgage Association (12-7-PI), 3.5%, due 01/20/38 (I/O) (PAC)	26,842
	95,000	Government National Mortgage Association II TBA, 3.5% (6)	100,225

		Total Residential Mortgage-Backed Securities — Agency (Cost: $1,689,174)	1,698,866

		Residential Mortgage-Backed Securities — Non-Agency (6.3%)
	140,074	American Home Mortgage Investment Trust (07-1-GA1C), 0.371%, due 05/25/47 (4)	100,489
	142,333	First Horizon Mortgage Pass-Through Trust (05-AR4-2A1), 2.562%, due 10/25/35 (4)(7)	125,507
	61,579	Green Tree Financial Corp. (98-6-A8), 6.66%, due 06/01/30	65,781
	199,483	Lehman XS Trust (06-9-A1B), 0.341%, due 05/25/46 (4)(7)	170,179
	1,251,739	Merrill Lynch Alternative Note Asset Trust (07-A3-A2D), 0.511%, due 04/25/37 (4)	206,132
	134,378	Structured Adjustable Rate Mortgage Loan Trust (04-18-4A1), 2.407%, due 12/25/34 (4)	133,226
	260,409	Structured Asset Mortgage Investments, Inc. (06-AR3-22A1), 2.037%, due 05/25/36 (4)	167,075

		Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $699,939)	968,389

		U.S. Government Agency Obligations (1.6%)
	80,000	Federal Farm Credit Bank, 0.199%, due 09/14/16 (4)	80,014
	80,000	Federal Farm Credit Bank, 0.211%, due 04/26/17 (2)(4)	80,038
	80,000	Federal Farm Credit Bank, 0.23%, due 04/17/17 (4)	80,086

		Total U.S. Government Agency Obligations (Cost: $239,975)	240,138

		U.S. Treasury Securities (9.7%)
	455,000	U.S. Treasury Bond, 2.5%, due 02/15/45	431,894
	130,000	U.S. Treasury Note, 1.375%, due 04/30/20	129,599

See accompanying notes to financial statements.

TCW Global Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	U.S. Treasury Securities (Continued)
$935,000	U.S. Treasury Note, 2%, due 02/15/25 (2)	$931,554

	Total U.S. Treasury Securities (Cost: $1,510,625)	1,493,047

	Total Fixed Income Securities (Cost: $14,720,164) (95.2%)	14,707,564

Number of Shares	Money Market Investments
13,000	Dreyfus Institutional Cash Advantage Fund, 0.07% (8)	13,000
161,000	Morgan Stanley Liquidity Fund — Government Portfolio, 0.04% (8)	161,000

	Total Money Market Investments (Cost: $174,000) (1.1%)	174,000

Principal Amount	Short-Term Investments
	Certificate of Deposit (Cost: $70,000) (0.4%)

	Banks (0.4%)
$70,000	Credit Suisse / New York (Switzerland), 0.583%, due 08/24/15 (4)	70,009

	Discount Notes (Cost: $274,997) (1.8%)
275,000	Federal Home Loan Bank Discount Note, 0.01%, due 05/08/15 (9)	274,999

	Repurchase Agreement (Cost: $768,799) (5.0%)
768,799	State Street Bank & Trust Company, 0%, due 05/01/15 (collateralized by $795,000 Federal Home Loan Mortgage Corp., 2%, due 11/02/22 valued at $785,458) (Total Amount to be Received Upon Repurchase $768,799)	768,799

	Total Short-Term Investments (Cost: $1,113,796) (7.2%)	1,113,807

	Total Investments (Cost: $16,007,960) (103.5%)	15,995,371
	Liabilities in Excess of Other Assets (-3.5%)	(539,604)

	Total Net Assets (100.0%)	$15,455,767

See accompanying notes to financial statements.

TCW Global Bond Fund

April 30, 2015

Forward Currency Contracts
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (10)
Barclays Capital	EUR	785,000	07/17/15	$837,715	$880,484	$42,769
Barclays Capital	JPY	59,700,000	07/17/15	500,978	499,305	(1,673)
JP Morgan Chase Bank	KRW	170,000,000	07/17/15	155,348	158,262	2,914

				$1,494,041	$1,538,051	$44,010

SELL (11)
Barclays Capital	ILS	890,000	07/17/15	$222,405	$230,425	$(8,020)
Barclays Capital	SGD	300,000	07/16/15	220,313	226,209	(5,896)

				$442,718	$456,634	$(13,916)

Notes to the Schedule of Investments:

AUD -	Australian Dollar.
CAD -	Canadian Dollar.
DKK -	Danish Krone.
EUR -	Euro Currency.
GBP -	British Pound Sterling.
ILS -	Israeli Shekel.
JPY -	Japanese Yen.
KRW -	South Korean Won.
NOK -	Norwegian Krona.
SEK -	Swedish Krona.
SGD -	Singapore Dollar.
ACES -	Alternative Credit Enhancement Securities.
CLO -	Collateralized Loan Obligation.
EETC -	Enhanced Equipment Trust Certificate.
I/F -	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O -	Interest Only Security.
PAC -	Planned Amortization Class.
REIT -	Real Estate Investment Trust.
TBA -	To be Announced.
(1)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2015, the value of these securities amounted to $1,293,960 or 8.4% of net assets.
(2)	All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2)
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2015, the value of these securities amounted to $1,632,717 or 10.6% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(4)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2015.
(5)	This security is purchased on a when-issued, delayed delivery or forward commitment basis.
(6)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(7)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.
(8)	Rate disclosed is the 7-day net yield as of April 30, 2015.
(9)	Rate shown represents yield-to-maturity.
(10)	Fund buys foreign currency, sells U.S. Dollar.
(11)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to financial statements.

TCW Global Bond Fund

Investments by Industry (Unaudited)	April 30, 2015

Industry	Percentage of Net Assets
Airlines	2.8%
Asset-Backed Securities	5.7
Auto Manufacturers	0.7
Banks	7.7
Commercial Mortgage-Backed Securities — Agency	4.0
Commercial Mortgage-Backed Securities — Non-Agency	2.1
Diversified Financial Services	1.2
Electric	0.5
Foreign Government Bonds	37.1
Insurance	1.2
Pipelines	0.3
REIT	1.3
Real Estate	1.3
Residential Mortgage-Backed Securities — Agency	11.0
Residential Mortgage-Backed Securities — Non-Agency	6.3
Retail	0.4
Telecommunications	0.3
U.S. Government Agency Obligations	1.6
U.S. Treasury Securities	9.7
Money Market Investments	1.1
Short-Term Investments	7.2

Total	103.5%

See accompanying notes to financial statements.

TCW Global Bond Fund

Investments by Country (Unaudited)	April 30, 2015

Country	Percentage of Net Assets
Australia	2.3%
Canada	2.5
Denmark	1.0
France	2.4
Germany	2.0
Ireland	0.5
Israel	1.9
Italy	5.7
Japan	7.2
Mexico	1.5
Netherlands	0.7
Norway	1.3
Portugal	1.0
Romania	1.8
Singapore	1.8
Spain	0.9
Sweden	1.4
Switzerland	0.4
United Kingdom	4.8
United States	62.4

Total	103.5%

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited)

	Principal Amount	Fixed Income Securities	Value
		Bank Loans (3.0% of Net Assets)
		Electric (1.7%)
$	457,490	Lonestar Generation LLC, Term Loan B, 6.346%, due 02/22/21(1)	$454,059
	173,085	Utility Services Associates, Inc., Term Loan B, 7.3%, due 10/18/19 (1)	174,384

		Total Electric	628,443

		Healthcare-Services (0.6%)
	248,125	Regionalcare Hospitals Partners, Inc., First Lien Term Loan, 6.547%, due 04/23/19 (1)	249,134

		Packaging & Containers (0.7%)
	249,372	BWAY Holding Company, Inc., New Term Loan B, 5.996%, due 08/14/20 (1)	252,395

		Total Bank Loans (Cost: $1,030,845)	1,129,972

		Corporate Bonds (88.0%)
		Advertising (0.7%)
	140,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 5.25%, due 02/15/22	145,250
	100,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 5.875%, due 03/15/25	107,125

		Total Advertising	252,375

		Aerospace/Defense (0.7%)
	150,000	KLX, Inc., (144A), 5.875%, due 12/01/22 (2)	151,882
	125,000	TransDigm, Inc., 5.5%, due 10/15/20	123,438

		Total Aerospace/Defense	275,320

		Airlines (2.3%)
	456,823	American Airlines, Inc. Pass-Through Trust (13-1-B), (144A), 5.625%, due 01/15/21 (EETC) (2)	481,949
	183,168	American Airlines, Inc. Pass-Through Trust (13-2-A), 4.95%, due 07/15/24 (EETC)	200,340
	183,249	Continental Airlines, Inc. Pass-Through Certificates (99-1-A), 6.545%, due 08/02/20 (EETC)	204,437

		Total Airlines	886,726

		Auto Manufacturers (1.7%)
	475,000	Fiat Chrysler Automobiles NV (Netherlands), (144A), 4.5%, due 04/15/20 (2)	479,275
	45,000	General Motors Co., 5%, due 04/01/35	47,054
	40,000	General Motors Financial Co., Inc., 4%, due 01/15/25	40,180
	70,000	General Motors Financial Co., Inc., 4.375%, due 09/25/21	74,725

		Total Auto Manufacturers	641,234

		Auto Parts & Equipment (0.7%)
	65,000	Lear Corp., 5.25%, due 01/15/25	66,706
	35,000	Tenneco, Inc., 5.375%, due 12/15/24	36,838
	150,000	ZF North America Capital, Inc., (144A), 4.5%, due 04/29/22 (2)	150,570

		Total Auto Parts & Equipment	254,114

See accompanying notes to financial statements.

TCW High Yield Bond Fund

April 30, 2015

	Principal Amount	Fixed Income Securities	Value
		Banks (4.0%)
$	500,000	CIT Group, Inc., 5%, due 08/15/22	$516,250
	500,000	Citigroup, Inc., 0.812%, due 08/25/36 (3)(4)	395,420
	750,000	JPMorgan Chase Capital XXIII, 1.257%, due 05/15/77 (3)	608,438

		Total Banks	1,520,108

		Beverages (1.8%)
	110,000	Cott Beverages, Inc., (144A), 6.75%, due 01/01/20 (2)	115,225
	470,000	DS Services of America, Inc., (144A), 10%, due 09/01/21 (2)	554,600

		Total Beverages	669,825

		Chemicals (1.1%)
	75,000	Momentive Performance Materials, Inc., 3.88%, due 10/24/21	67,500
	75,000	MPM Escrow LLC, 8.875%, due 10/15/20(5)	—
	85,000	Platform Specialty Products Corp., (144A), 6.5%, due 02/01/22 (2)	89,250
	245,000	W.R. Grace & Co. — Conn, (144A), 5.125%, due 10/01/21 (2)	256,025

		Total Chemicals	412,775

		Coal (0.1%)
	15,000	Walter Energy, Inc., (144A), 9.5%, due 10/15/19 (2)	9,638
	66,950	Walter Energy, Inc., (144A), 11%, due 04/01/20 (2)	8,034

		Total Coal	17,672

		Commercial Services (0.2%)
	80,000	United Rentals North America, Inc., 4.625%, due 07/15/23	81,800

		Computers (0.7%)
	250,000	IHS, Inc., (144A), 5%, due 11/01/22 (2)	251,250

		Diversified Financial Services (2.4%)
	50,000	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust (Netherlands), (144A), 5%, due 10/01/21(2)	53,660
	325,000	Ally Financial, Inc., 4.125%, due 02/13/22	319,312
	400,000	International Lease Finance Corp., 6.25%, due 05/15/19	443,000
	50,000	Navient Corp., 5%, due 10/26/20	48,875
	55,000	Navient Corp., 5.5%, due 01/15/19	56,238

		Total Diversified Financial Services	921,085

		Electric (7.9%)
	550,000	AES Corp, 7.375%, due 07/01/21	614,795
	100,000	AES Corp., 3.262%, due 06/01/19 (3)	100,250
	130,000	Calpine Corp., 5.5%, due 02/01/24	130,650
	250,000	Calpine Corp., (144A), 5.875%, due 01/15/24 (2)	268,750
	40,000	Calpine Corp., (144A), 6%, due 01/15/22 (2)	42,800
	85,000	Dynegy, Inc., (144A), 6.75%, due 11/01/19 (2)	89,250
	125,000	FirstEnergy Corp., 4.25%, due 03/15/23	130,089
	75,000	GenOn Americas Generation LLC, 8.5%, due 10/01/21	73,500

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

	Principal Amount	Fixed Income Securities	Value
		Electric (Continued)
$	153,865	Homer City Generation LP, 8.137%, due 10/01/19	$156,366
	672,140	Homer City Generation LP, 8.734%, due 10/01/26	685,583
	97,429	Mirant Mid-Atlantic Pass-Through Certificates, Series C, 10.06%, due 12/30/28 (EETC)	108,086
	365,629	Red Oak Power LLC, 8.54%, due 11/30/19	392,137
	200,000	RJS Power Holdings LLC, (144A), 5.125%, due 07/15/19 (2)	198,500

		Total Electric	2,990,756

		Engineering & Construction (0.8%)
	150,000	MasTec, Inc., 4.875%, due 03/15/23	142,500
	50,000	SBA Communications Corp., (144A), 4.875%, due 07/15/22 (2)	49,628
	100,000	SBA Communications Corp., 5.625%, due 10/01/19	105,312

		Total Engineering & Construction	297,440

		Entertainment (1.6%)
	575,000	Isle of Capri Casinos, Inc., (144A), 5.875%, due 03/15/21 (2)	592,969

		Food (0.2%)
	60,000	HJ Heinz Co., (144A), 4.875%, due 02/15/25 (2)	65,625

		Gas (0.3%)
	125,000	Southern Star Central Corp., (144A), 5.125%, due 07/15/22 (2)	130,625

		Healthcare-Products (1.9%)
	175,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Luxembourg), (144A), 4.875%, due 04/15/20 (2)	178,719
	175,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Luxembourg), (144A), 5.5%, due 04/15/25 (2)	179,375
	350,000	Mallinckrodt International Finance SA / Mallinckrodt CB LLC (Luxembourg), (144A), 5.75%, due 08/01/22 (2)	362,687

		Total Healthcare-Products	720,781

		Healthcare-Services (10.3%)
	200,000	CHS/Community Health Systems, Inc., 5.125%, due 08/15/18	208,000
	280,000	CHS/Community Health Systems, Inc., 5.125%, due 08/01/21	291,200
	350,000	DaVita HealthCare Partners, Inc., 5.125%, due 07/15/24	358,312
	375,000	DaVita, Inc., 5.75%, due 08/15/22	399,844
	20,000	Fresenius Medical Care US Finance II, Inc., (144A), 5.625%, due 07/31/19 (2)	22,000
	400,000	Fresenius Medical Care US Finance II, Inc., (144A), 5.875%, due 01/31/22 (2)	440,000
	50,000	HCA, Inc., 5.25%, due 04/15/25	54,250
	100,000	HCA, Inc., 5.375%, due 02/01/25	105,500
	410,000	HCA, Inc., 6.5%, due 02/15/20	468,548
	400,000	HealthSouth Corp., 5.75%, due 11/01/24	424,000
	180,000	LifePoint Hospitals, Inc., 5.5%, due 12/01/21	189,760
	135,000	Tenet Healthcare Corp., 4.5%, due 04/01/21	135,338
	630,000	Tenet Healthcare Corp., 6%, due 10/01/20	674,100
	120,000	Tenet Healthcare Corp., 6.25%, due 11/01/18	130,392

		Total Healthcare-Services	3,901,244

See accompanying notes to financial statements.

TCW High Yield Bond Fund

April 30, 2015

	Principal Amount	Fixed Income Securities	Value
		Holding Companies — Diversified (0.5%)
$	165,000	Nielsen Co. Luxembourg SARL (The) (Luxembourg), (144A), 5.5%, due 10/01/21 (2)	$170,775

		Home Builders (0.1%)
	50,000	Shea Homes LP / Shea Homes Funding Corp., (144A), 6.125%, due 04/01/25 (2)	51,500

		Housewares (0.3%)
	120,000	RSI Home Products, Inc., (144A), 6.5%, due 03/15/23 (2)	126,000

		Iron & Steel (0.2%)
	75,000	ArcelorMittal (Luxembourg), 10.6%, due 06/01/19	90,562

		Leisure Time (0.3%)
	90,000	NCL Corp., Ltd. — Class C, (144A), 5.25%, due 11/15/19 (2)	93,150

		Lodging (0.9%)
	320,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 5.625%, due 10/15/21	339,200

		Media (9.4%)
	45,000	CCO Holdings LLC / CCO Holdings Capital Corp., (144A), 5.125%, due 05/01/23 (2)	44,663
	100,000	CCO Holdings LLC / CCO Holdings Capital Corp., (144A), 5.875%, due 05/01/27 (2)	98,750
	200,000	CCO Holdings LLC / CCO Holdings Capital Corp., 6.625%, due 01/31/22	214,000
	555,000	Clear Channel Worldwide Holdings, Inc., 6.5%, due 11/15/22	589,687
	55,000	CSC Holdings LLC, (144A), 5.25%, due 06/01/24 (2)	57,234
	350,000	CSC Holdings LLC, 6.75%, due 11/15/21	396,813
	170,000	DISH DBS Corp., 5.875%, due 11/15/24	167,875
	310,000	DISH DBS Corp., 6.75%, due 06/01/21	329,012
	65,000	LIN Television Corp., 6.375%, due 01/15/21	67,844
	275,000	Nexstar Broadcasting, Inc., (144A), 6.125%, due 02/15/22 (2)	286,000
	200,000	Numericable-SFR (France), (144A), 4.875%, due 05/15/19 (2)	202,750
	460,000	Sinclair Television Group, Inc., 6.125%, due 10/01/22	486,737
	375,000	Univision Communications, Inc., (144A), 5.125%, due 05/15/23 (2)	381,094
	250,000	Univision Communications, Inc., (144A), 5.125%, due 02/15/25 (2)	252,506

		Total Media	3,574,965

		Oil & Gas (8.1%)
	200,000	Blue Racer Midstream LLC / Blue Racer Finance Corp., (144A), 6.125%, due 11/15/22 (2)	209,000
	170,000	Chesapeake Energy Corp., 4.875%, due 04/15/22	158,100
	330,000	Chesapeake Energy Corp., 6.625%, due 08/15/20	341,550
	115,000	Cimarex Energy Co., 5.875%, due 05/01/22	122,619
	240,000	Concho Resources, Inc., 5.5%, due 04/01/23	244,500
	185,000	EP Energy LLC / Everest Acquisition Finance, Inc., 6.875%, due 05/01/19	191,660
	60,000	Gulfport Energy Corp., (144A), 6.625%, due 05/01/23 (2)	61,200
	75,000	Halcon Resources Corp., (144A), 8.625%, due 02/01/20 (2)(6)	78,234
	195,000	MEG Energy Corp., (144A), 6.5%, due 03/15/21 (2)	194,025
	250,000	Newfield Exploration Co., 5.375%, due 01/01/26	260,313
	125,000	Newfield Exploration Co., 5.625%, due 07/01/24	133,281
	210,000	QEP Resources, Inc., 5.25%, due 05/01/23	211,579

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

	Principal Amount	Fixed Income Securities	Value
		Oil & Gas (Continued)
$	200,000	SM Energy Co., 6.5%, due 01/01/23	$211,000
	250,000	Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 7.5%, due 07/01/21	261,250
	75,000	Sunoco LP / Sunoco Finance Corp., (144A), 6.375%, due 04/01/23 (2)	78,525
	125,000	Whiting Petroleum Corp., 5%, due 03/15/19	125,156
	200,000	WPX Energy, Inc., 5.25%, due 09/15/24	186,000

		Total Oil & Gas	3,067,992

		Packaging & Containers (3.7%)
	500,000	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., (144A), 3.271%, due 12/15/19 (2)(3)	495,000
	75,000	Ball Corp., 4%, due 11/15/23	73,781
	40,000	Owens-Brockway Glass Container, Inc., (144A), 5%, due 01/15/22 (2)	41,200
	750,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg), 5.75%, due 10/15/20	785,625

		Total Packaging & Containers	1,395,606

		Pharmaceuticals (2.5%)
	115,000	Endo Finance LLC / Endo Finco, Inc., (144A), 7.25%, due 01/15/22 (2)	122,188
	80,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 5.5%, due 03/01/23 (2)	81,200
	185,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 6.125%, due 04/15/25 (2)	191,359
	230,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 6.75%, due 08/15/21 (2)	241,787
	250,000	Valeant Pharmaceuticals International, Inc. (Canada), (144A), 7.25%, due 07/15/22 (2)	266,875
	25,000	VPII Escrow Corp. (Canada), (144A), 7.5%, due 07/15/21 (2)	27,219

		Total Pharmaceuticals	930,628

		Pipelines (6.6%)
	200,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6%, due 12/15/20	205,000
	75,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., (144A), 6.25%, due 04/01/23 (2)	78,000
	231,000	El Paso LLC, 7.8%, due 08/01/31	277,760
	355,000	Energy Transfer Partners LP, 3.272%, due 11/01/66 (3)	310,181
	190,000	MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, due 12/01/24	197,723
	125,000	Regency Energy Partners LP / Regency Energy Finance Corp., 4.5%, due 11/01/23	129,063
	160,000	Rockies Express Pipeline LLC, (144A), 5.625%, due 04/15/20 (2)	169,600
	105,000	Rockies Express Pipeline LLC, (144A), 6%, due 01/15/19 (2)	112,350
	35,000	Rockies Express Pipeline LLC, (144A), 6.875%, due 04/15/40 (2)	38,413
	100,000	Rose Rock Midstream LP / Rose Rock Finance Corp., 5.625%, due 07/15/22	100,500
	505,000	Sabine Pass Liquefaction LLC, 5.625%, due 02/01/21	519,054
	350,000	Sabine Pass LNG, LP, (144A), 7.5%, due 11/30/16 (2)	373,625

		Total Pipelines	2,511,269

See accompanying notes to financial statements.

TCW High Yield Bond Fund

April 30, 2015

Principal Amount	Fixed Income Securities	Value
	REIT (0.8%)
$155,000	Communications Sales & Leasing, Inc., (144A), 6%, due 04/15/23 (2)	$156,395
65,000	Crown Castle International Corp., 4.875%, due 04/15/22	67,925
70,000	DuPont Fabros Technology LP, 5.875%, due 09/15/21	72,887

	Total REIT	297,207

	Retail (1.4%)
510,000	Family Tree Escrow LLC, (144A), 5.75%, due 03/01/23 (2)	538,050

	Semiconductors (0.1%)
50,000	Freescale Semiconductor, Inc., (144A), 5%, due 05/15/21 (2)	52,875

	Software (2.3%)
185,000	Audatex North America, Inc., (144A), 6%, due 06/15/21 (2)	191,764
605,000	First Data Corp., (144A), 6.75%, due 11/01/20 (2)	645,837
40,000	MSCI, Inc., (144A), 5.25%, due 11/15/24 (2)	41,700

	Total Software	879,301

	Telecommunications (11.4%)
200,000	Altice Financing SA (Luxembourg), (144A), 6.625%, due 02/15/23 (2)	207,500
200,000	CenturyLink, Inc., 5.8%, due 03/15/22	208,500
10,000	Frontier Communications Corp., 7.125%, due 03/15/19	10,906
240,000	Frontier Communications Corp., 8.5%, due 04/15/20	267,000
360,000	Inmarsat Finance PLC (United Kingdom), (144A), 4.875%, due 05/15/22 (2)	360,450
50,000	Intelsat Jackson Holdings SA (Luxembourg), 7.25%, due 10/15/20	51,750
705,000	Intelsat Jackson Holdings SA (Luxembourg), 7.5%, due 04/01/21	734,117
150,000	Level 3 Financing, Inc., 6.125%, due 01/15/21	159,188
147,000	Level 3 Financing, Inc., 7%, due 06/01/20	158,025
150,000	MetroPCS Wireless, Inc., 6.625%, due 11/15/20	156,945
225,000	Qwest Corp., 7.25%, due 09/15/25	261,356
200,000	Softbank Corp. (Japan), (144A), 4.5%, due 04/15/20 (2)	205,500
760,000	Sprint Communications, Inc., (144A), 9%, due 11/15/18 (2)	866,628
130,000	Sprint Nextel Corp., 9.25%, due 04/15/22	145,600
300,000	T-Mobile USA, Inc., 6.542%, due 04/28/20	317,610
200,000	Virgin Media Secured Finance PLC (United Kingdom), 5.25%, due 01/15/21	214,250

	Total Telecommunications	4,325,325

	Total Corporate Bonds (Cost: $33,059,635) (88.0%)	33,328,129

	Total Fixed Income Securities (Cost: $34,090,480) (91.0%)	34,458,101

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Money Market Investments	Value
194,000	Morgan Stanley Liquidity Fund — Government Portfolio, 0.04% (7)	$194,000

	Total Money Market Investments (Cost: $194,000) (0.5%)	194,000

Principal Amount	Short-Term Investments
	Discount Notes (Cost: $1,059,979) (2.8%)
$1,060,000	Federal Home Loan Bank Discount Note, 0.06%, due 05/13/15 (8)	1,059,993

	Repurchase Agreement (Cost: $1,743,110) (4.6%)
1,743,110	State Street Bank & Trust Company, 0%, due 05/01/15 (collateralized by $1,785,000 Federal National Mortgage Association, 2.08%, due 11/02/22 valued at $1,780,161) (Total Amount to be Received Upon Repurchase $1,743,110)	1,743,110

	Total Short-Term Investments (Cost: $2,803,089) (7.4%)	2,803,103

	Total Investments (Cost: $37,087,569) (98.9%)	37,455,204
	Excess of Other Assets over Liabilities (1.1%)	412,536

	Net Assets (100.0%)	$37,867,740

See accompanying notes to financial statements.

TCW High Yield Bond Fund

April 30, 2015

Credit Default Swaps—Buy Protection
Notional Amount (9)	Implied Credit Spread (10)	Expiration Date	Counterparty	Fixed Deal Pay Rate	Reference Entity	Unrealized Appreciation (Depreciation)	Premium (Paid)	Value (11)
OTC Swaps
$ 150,000	1.86%	3/20/19	Credit Suisse International	1%	Freeport-McMoRan Copper & Gold Inc.	$1,522	$2,542	$4,064
350,000	1.18%	3/20/19	Goldman Sachs International	1%	ALCOA, Inc.	(9,534)	10,816	1,282
250,000	1.18%	3/20/19	Goldman Sachs International	1%	ALCOA, Inc.	(5,609)	6,524	915

						$(13,621)	$19,882	$6,261

Notes to the Schedule of Investments:

EETC	Enhanced Equipment Trust Certificate.
REIT	Real Estate Investment Trust.
(1)	Rate stated is the effective yield.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2015, the value of these securities amounted to $13,113,207 or 34.6% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2015.
(4)	All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2)
(5)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(6)	This security is purchased on a when-issued, delayed delivery or forward commitment basis.
(7)	Rate disclosed is the 7-day net yield as of April 30, 2015.
(8)	Rate shown represents yield-to-maturity.
(9)	The maximum potential amount the Fund could receive as buyer or pay as seller of protection if a credit event occurred as defined under the terms of that particular swap agreement.
(10)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation. Implied credit spreads, represented in the absolute terms, utilized in determining the value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(11)	The value of a credit default swap agreement serves as an indicator of the current status of the payments/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit worthiness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Investments by Industry (Unaudited)	April 30, 2015

Industry	Percentage of Net Assets
Advertising	0.7%
Aerospace/Defense	0.7
Airlines	2.3
Auto Manufacturers	1.7
Auto Parts & Equipment	0.7
Banks	4.0
Beverages	1.8
Chemicals	1.1
Coal	0.1
Commercial Services	0.2
Computers	0.7
Diversified Financial Services	2.4
Electric	9.6
Engineering & Construction	0.8
Entertainment	1.6
Food	0.2
Gas	0.3
Healthcare-Products	1.9
Healthcare-Services	10.9
Holding Companies — Diversified	0.5
Home Builders	0.1
Housewares	0.3
Iron & Steel	0.2
Leisure Time	0.3
Lodging	0.9
Media	9.4
Oil & Gas	8.1
Packaging & Containers	4.4
Pharmaceuticals	2.5
Pipelines	6.6
REIT	0.8
Retail	1.4
Semiconductors	0.1
Software	2.3
Telecommunications	11.4
Money Market Investments	0.5
Short-Term Investments	7.4

Total	98.9%

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited)	April 30, 2015

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Agency (7.8% of Net Assets)
$152,952	Federal Home Loan Mortgage Corp., Pool #310005, 4.683%, due 11/01/19 (1)	$156,710
133,747	Federal Home Loan Mortgage Corp. (KF05-A), 0.523%, due 09/25/21 (1)	134,081
100,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K009-A2), 3.808%, due 08/25/20	109,150
43,320	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K502-A1), 0.727%, due 12/25/16	43,367
100,980	Federal National Mortgage Association, Pool #467288, 2.8%, due 03/01/18	104,858
84,633	Federal National Mortgage Association, Pool #468220, 3.05%, due 06/01/16	86,540
81,666	Federal National Mortgage Association, Pool #FN0002, 3.358%, due 12/01/17	85,501
90,348	Federal National Mortgage Association, Pool #467173, 4.64%, due 01/01/21	101,638
52,946	Federal National Mortgage Association, Pool #745506, 5.663%, due 02/01/16	53,814
88,283	Federal National Mortgage Association, (14-M12-FA), 0.505%, due 10/25/21 (1)	88,794
85,987	Federal National Mortgage Association (14-M6-FA), 0.494%, due 12/25/17 (1)	85,467
36,919	Government National Mortgage Association (05-76-B), 4.886%, due 10/16/38 (1)	37,762
49,551	Government National Mortgage Association (11-77-A), 2.105%, due 04/16/33	49,835

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $1,151,092)	1,137,517

	Commercial Mortgage-Backed Securities — Non-Agency (8.9%)
11,824	Banc of America Commercial Mortgage Trust (06-2-A3), 5.889%, due 05/10/45 (1)	11,837
41,637	Bear Stearns Commercial Mortgage Securities Trust (05-T20-A4A), 5.289%, due 10/12/42 (1)	41,915
52,539	Bear Stearns Commercial Mortgage Securities Trust (99-CLF1-A4), 7%, due 05/20/30 (1)	56,457
100,000	Citigroup Commercial Mortgage Trust (12-GC8-A2), 1.813%, due 09/10/45	101,287
41,320	Credit Suisse Commercial Mortgage Trust (07-C1-AAB), 5.336%, due 02/15/40	42,322
2,680	Credit Suisse First Boston Mortgage Securities Corp. (05-C4-A5), 5.104%, due 08/15/38 (1)	2,679
5,812	DBRR Trust (13-EZ2-A), (144A), 0.853%, due 02/25/45 (1)(2)	5,811
69,059	GS Mortgage Securities Trust (11-GC3-A2), (144A), 3.645%, due 03/10/44 (2)	69,943
2,244	JPMorgan Chase Commercial Mortgage Securities Trust (06-CB14-ASB), 5.506%, due 12/12/44 (1)	2,247
51,805	JPMorgan Chase Commercial Mortgage Securities Trust (06-CB15-ASB), 5.79%, due 06/12/43 (1)	52,483
24,093	JPMorgan Chase Commercial Mortgage Securities Trust (06-LDP9-A3S), (144A), 5.24%, due 05/15/47 (2)	24,116
42,468	JPMorgan Chase Commercial Mortgage Securities Trust (07-C1-ASB), 5.857%, due 02/15/51	44,339
2,583	JPMorgan Chase Commercial Mortgage Securities Trust (07-CB19-A3), 5.885%, due 02/12/49 (1)	2,580
56,945	JPMorgan Chase Commercial Mortgage Securities Trust (07-CB20-ASB), 5.688%, due 02/12/51	58,930

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Non-Agency (Continued)
$8,614	JPMorgan Chase Commercial Mortgage Securities Trust (10-C1-A1), (144A), 3.853%, due 06/15/43 (2)	$8,613
100,000	JPMorgan Chase Commercial Mortgage Securities Trust (11-C4-A3), (144A), 4.106%, due 07/15/46 (2)	107,043
54,583	LB-UBS Commercial Mortgage Trust (06-C7-A2), 5.3%, due 11/15/38	55,083
39,548	Merrill Lynch / Countrywide Commercial Mortgage Trust (06-4-A1A), 5.166%, due 12/12/49	41,565
72,457	Morgan Stanley Bank of America Merrill Lynch Trust (12-C5-A1), 0.916%, due 08/15/45	72,536
5,391	Morgan Stanley Capital I Trust (06-T21-A3), 5.185%, due 10/12/52 (1)	5,383
112,899	Morgan Stanley Capital I Trust (07-HQ11-A31), 5.439%, due 02/12/44	112,760
63,318	Morgan Stanley Capital I Trust (07-IQ14-A2), 5.61%, due 04/15/49	64,087
1,892	TIAA Seasoned Commercial Mortgage Trust (07-C4-A3), 5.532%, due 08/15/39 (1)	1,895
73,902	Wachovia Bank Commercial Mortgage Trust (05-C21-A4), 5.43%, due 10/15/44 (1)	74,228
76,536	Wachovia Bank Commercial Mortgage Trust (07-C30-A3), 5.246%, due 12/15/43	77,443
43,355	Wachovia Bank Commercial Mortgage Trust (07-C32-APB), 5.903%, due 06/15/49 (1)	43,528
35,272	WF-RBS Commercial Mortgage Trust (11-C2-A1), (144A), 2.501%, due 02/15/44 (2)	35,374
79,373	WF-RBS Commercial Mortgage Trust (12-C9-A1), 0.673%, due 11/15/45	79,330

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $1,210,035)	1,295,814

	Residential Mortgage-Backed Securities — Agency (38.0%)
17,214	Federal Home Loan Mortgage Corp. (2550-FI), 0.532%, due 11/15/32 (TAC) (1)	17,227
1,214	Federal Home Loan Mortgage Corp. (2581-F), 0.632%, due 12/15/32 (1)	1,214
201,162	Federal Home Loan Mortgage Corp. (2591-EF), 0.682%, due 03/15/32 (1)	201,881
88,609	Federal Home Loan Mortgage Corp. (263-F5), 0.682%, due 06/15/42 (1)	89,403
181,662	Federal Home Loan Mortgage Corp. (2763-FB), 0.532%, due 04/15/32 (1)	182,244
172,240	Federal Home Loan Mortgage Corp. (2828-TA), 0.582%, due 10/15/30 (1)	172,608
202,776	Federal Home Loan Mortgage Corp. (2835-LE), 0.532%, due 11/15/30 (1)	203,008
135,014	Federal Home Loan Mortgage Corp. (2990-DE), 0.562%, due 11/15/34 (1)	135,657
30,057	Federal Home Loan Mortgage Corp. (3001-HS), 16.296%, due 02/15/35 (I/F) (PAC) (1)	33,868
66,406	Federal Home Loan Mortgage Corp. (3174-FM), 0.422%, due 05/15/36 (PAC) (1)	66,458
109,546	Federal Home Loan Mortgage Corp. (3300-FA), 0.482%, due 08/15/35 (1)	109,776
125,794	Federal Home Loan Mortgage Corp. (3318-F), 0.432%, due 05/15/37 (1)	125,922
177,190	Federal Home Loan Mortgage Corp. (3335-BF), 0.332%, due 07/15/19 (1)	177,287
167,635	Federal Home Loan Mortgage Corp. (3335-FT), 0.332%, due 08/15/19 (1)	167,784
126,114	Federal Home Loan Mortgage Corp. (3345-FP), 0.382%, due 11/15/36 (1)	126,209

See accompanying notes to financial statements.

TCW Short Term Bond Fund

April 30, 2015

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$27,160	Federal Home Loan Mortgage Corp. (3346-FA), 0.412%, due 02/15/19 (1)	$27,193
146,766	Federal Home Loan Mortgage Corp. (3347-PF), 0.532%, due 01/15/36 (PAC) (1)	147,219
175,131	Federal Home Loan Mortgage Corp. (3737-GF), 0.582%, due 11/15/37 (PAC) (1)	175,540
163,849	Federal Home Loan Mortgage Corp. (3767-JF), 0.482%, due 02/15/39 (PAC)(1)	164,374
105,261	Federal Home Loan Mortgage Corp. (3798-BF), 0.482%, due 06/15/24 (1)	105,437
170,416	Federal Home Loan Mortgage Corp. (3803-DF), 0.582%, due 11/15/35 (PAC) (1)	170,872
139,320	Federal Home Loan Mortgage Corp. (3824-FA), 0.332%, due 03/15/26 (1)	139,390
63,370	Federal Home Loan Mortgage Corp. (3946-FG), 0.532%, due 10/15/39 (PAC) (1)	63,587
36,773	Federal National Mortgage Association (03-11-FA), 1.181%, due 09/25/32 (1)	37,732
38,707	Federal National Mortgage Association (03-64-KS), 9.412%, due 07/25/18 (I/F) (1)	41,586
108,740	Federal National Mortgage Association (06-60-DF), 0.611%, due 04/25/35 (1)	109,396
47,919	Federal National Mortgage Association (06-84-WF), 0.481%, due 02/25/36 (PAC) (1)	48,044
110,873	Federal National Mortgage Association (07-64-FA), 0.651%, due 07/25/37 (1)	111,937
137,514	Federal National Mortgage Association (07-67-FA), 0.431%, due 04/25/37 (1)	137,441
26,648	Federal National Mortgage Association (08-47-PF), 0.681%, due 06/25/38 (PAC) (1)	26,803
59,526	Federal National Mortgage Association (09-33-FB), 1.001%, due 03/25/37 (1)	60,513
18,046	Federal National Mortgage Association (10-2-TF), 0.681%, due 06/25/27 (1)	18,059
38,657	Federal National Mortgage Association (10-50-FA), 0.531%, due 01/25/24 (1)	38,658
42,659	Federal National Mortgage Association (10-9-MG), 3%, due 09/25/30 (PAC)	42,729
144,369	Federal National Mortgage Association (11-75-HP), 2.5%, due 07/25/40 (PAC)	148,952
32,472	Federal National Mortgage Association, Pool #254548, 5.5%, due 12/01/32	36,955
56,888	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31	66,433
4,019	Federal National Mortgage Association, Pool #661691, 2.314%, due 10/01/32 (1)	4,200
44,496	Federal National Mortgage Association, Pool #786884, 2.185%, due 08/01/34 (1)	46,578
50,109	Federal National Mortgage Association, Pool #995364, 6%, due 10/01/38	57,434
21,501	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40	24,677
23,498	Government National Mortgage Association (04-104-FJ), 0.481%, due 09/20/33 (1)	23,511
102,271	Government National Mortgage Association (10-108-PF), 0.581%, due 02/20/38 (PAC) (1)	102,604
168,800	Government National Mortgage Association (10-163-FJ), 0.533%, due 08/16/37 (PAC) (1)	169,360
127,269	Government National Mortgage Association (10-2-FA), 0.681%, due 05/20/37 (1)	127,527

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$153,293	Government National Mortgage Association (12-13-KF), 0.481%, due 07/20/38 (1)	$153,630
29,285	Government National Mortgage Association II, Pool #80022, 1.625%, due 12/20/26 (1)	29,660
21,110	Government National Mortgage Association II, Pool #80636, 1.625%, due 09/20/32 (1)	21,923
14,487	Government National Mortgage Association II, Pool #80757, 1.625%, due 10/20/33 (1)	14,699
117,113	Government National Mortgage Association II, Pool #80797, 1.625%, due 01/20/34 (1)	121,516
47,762	Government National Mortgage Association II, Pool #80937, 1.625%, due 06/20/34 (1)	49,762
95,055	NCUA Guaranteed Notes (10-R1-1A), 0.628%, due 10/07/20 (1)	95,586
60,321	NCUA Guaranteed Notes (10-R2-1A), 0.548%, due 11/06/17 (1)	60,465
243,225	NCUA Guaranteed Notes (10-R3-1A), 0.736%, due 12/08/20 (1)	245,362
239,166	NCUA Guaranteed Notes (10-R3-2A), 0.736%, due 12/08/20 (1)	241,240
86,371	NCUA Guaranteed Notes (11-R2-1A), 0.578%, due 02/06/20 (1)	86,718
47,593	NCUA Guaranteed Notes (11-R3-1A), 0.58%, due 03/11/20 (1)	47,781
61,941	NCUA Guaranteed Notes (11-R5-1A), 0.554%, due 04/06/20 (1)	61,992
5,309	NCUA Guaranteed Notes (11-R6-1A), 0.555%, due 05/07/20 (1)	5,310

	Total Residential Mortgage-Backed Securities — Agency (Cost: $5,491,914)	5,520,931

	Residential Mortgage-Backed Securities — Non-Agency (2.0%)
13,194	Bear Stearns Asset-Backed Securities Trust (05-SD1-1A3), 0.581%, due 08/25/43 (1)	13,055
145,495	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1), 2.12%, due 11/25/32 (1)	147,224
38,658	First Franklin Mortgage Loan Asset-Backed Certificates (04-FF5-A3C), 1.181%, due 08/25/34 (1)	37,594
24,064	Homestar Mortgage Acceptance Corp. (04-5-A1), 0.631%, due 10/25/34 (1)	24,161
26,526	JPMorgan Mortgage Acquisition Corp. (05-WMC1-M1), 0.601%, due 09/25/35 (1)	26,243
28,801	Morgan Stanley Mortgage Loan Trust (04-6AR-1A), 0.624%, due 07/25/34 (1)	27,914
10,993	Residential Accredit Loans, Inc. (02-QS16-A2), 0.731%, due 10/25/17 (1)	10,666

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $277,468)	286,857

	Corporate Bonds (28.4%)
	Airlines (1.6%)
98,795	Continental Airlines, Inc. Pass-Through Certificates, (99-1-A), 6.545%, due 08/02/20 (EETC)	110,218
50,000	JetBlue Airways Corp. Pass-Through Trust, (04-2-G2), 0.708%, due 05/15/18(1) (EETC)	49,325
71,232	United Airlines, Inc. Pass-Through Trust, (09-2A), 9.75%, due 07/15/18 (EETC)	78,622

	Total Airlines	238,165

See accompanying notes to financial statements.

TCW Short Term Bond Fund

April 30, 2015

Principal Amount	Fixed Income Securities	Value
	Auto Manufacturers (0.5%)
$75,000	Nissan Motor Acceptance Corp. (Japan), (144A), 0.969%, due 09/26/16 (1)(2)	$75,480

	Banks (6.7%)
250,000	Bank of America N.A., 0.551%, due 06/15/16 (1)	248,940
75,000	Citigroup, Inc., 1.237%, due 07/25/16 (1)	75,462
30,000	Goldman Sachs Group, Inc. (The), 3.3%, due 05/03/15	30,000
75,000	Goldman Sachs Group, Inc. (The), 1.6%, due 11/23/15	75,343
300,000	JPMorgan Chase Bank N.A., 0.6%, due 06/13/16 (1)	299,635
75,000	Macquarie Bank, Ltd. (Australia), (144A), 0.721%, due 06/15/16 (1)(2)	75,012
50,000	Macquarie Bank, Ltd. (Australia), (144A), 0.907%, due 10/27/17 (1)(2)	50,025
65,000	Morgan Stanley, 1.011%, due 01/05/18 (1)	65,280
60,000	Royal Bank of Scotland PLC (The) (United Kingdom), 2.55%, due 09/18/15	60,327

	Total Banks	980,024

	Diversified Financial Services (0.5%)
75,000	General Electric Capital Corp., 0.926%, due 07/12/16 (1)	75,585

	Electric (1.4%)
120,000	NextEra Energy Capital Holdings, Inc., 1.339%, due 09/01/15	120,319
50,000	Oncor Electric Delivery Co. LLC, 6.8%, due 09/01/18	58,280
30,000	PNM Resources, Inc., 9.25%, due 05/15/15	30,098

	Total Electric	208,697

	Engineering & Construction (1.4%)
200,000	Heathrow Funding, Ltd. (United Kingdom), (144A), 2.5%, due 06/25/17 (2)	200,239

	Food (0.4%)
50,000	Kraft Foods Group, Inc., 1.625%, due 06/04/15	50,043

	Healthcare-Services (0.6%)
85,000	Providence Health & Services Obligated Group, 1.224%, due 10/01/17 (1)	85,515

	Insurance (0.7%)
100,000	Metropolitan Life Global Funding I, (144A), 1.7%, due 06/29/15 (2)	100,224

	Oil & Gas (0.4%)
50,000	Devon Energy Corp., 0.721%, due 12/15/15 (1)	49,988

	Pharmaceuticals (1.0%)
100,000	McKesson Corp., 0.665%, due 09/10/15 (1)	100,036
50,000	Mylan, Inc., 1.8%, due 06/24/16	50,326

	Total Pharmaceuticals	150,362

	Pipelines (1.2%)
100,000	Florida Gas Transmission Co. LLC, (144A), 4%, due 07/15/15 (2)	100,557
75,000	TransCanada Pipelines, Ltd. (Canada), 0.953%, due 06/30/16 (1)	75,310

	Total Pipelines	175,867

	Real Estate (1.8%)
50,000	Post Apartment Homes, LP, 4.75%, due 10/15/17	53,557
200,000	WEA Finance LLC / Westfield UK & Europe Finance PLC (Australia), (144A), 1.75%, due 09/15/17 (2)	201,313

	Total Real Estate	254,870

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	REIT (8.5%)
$75,000	ARC Properties Operating Partnership LP / Clark Acquisition LLC, 2%, due 02/06/17	$73,313
100,000	BioMed Realty LP, 3.85%, due 04/15/16	102,366
100,000	Camden Property Trust, 5%, due 06/15/15	100,486
50,000	Essex Portfolio LP, 5.5%, due 03/15/17	53,682
75,000	HCP, Inc., 6%, due 01/30/17	80,958
100,000	HCP, Inc., 7.072%, due 06/08/15	100,610
100,000	Healthcare Realty Trust, Inc., 6.5%, due 01/17/17	109,152
85,000	Hospitality Properties Trust, 6.3%, due 06/15/16	87,473
85,000	Host Hotels & Resorts LP, 5.875%, due 06/15/19	87,897
75,000	Mid-America Apartments LP, 5.5%, due 10/01/15	76,413
85,000	Pan Pacific Retail Properties, Inc., 5.25%, due 09/01/15	86,200
75,000	Realty Income Corp., 5.5%, due 11/15/15	76,735
50,000	SL Green Realty Corp., 5%, due 08/15/18	53,824
75,000	UDR, Inc., 5.25%, due 01/15/16	77,070
75,000	Ventas Realty LP, 1.55%, due 09/26/16	75,547

	Total REIT	1,241,726

	Retail (0.6%)
85,000	Walgreens Boots Alliance, Inc., 0.706%, due 05/18/16 (1)	85,161

	Telecommunications (1.1%)
67,000	AT&T, Inc., 2.5%, due 08/15/15	67,330
87,000	Verizon Communications, Inc., 1.801%, due 09/15/16 (1)	88,384

	Total Telecommunications	155,714

	Total Corporate Bonds (Cost: $4,193,448)	4,127,660

	Municipal Bonds (1.6%)
100,000	Illinois State, General Obligation Bond, 4.35%, due 06/01/18	104,395
125,000	State of California, General Obligation Unlimited, 5.95%, due 04/01/16	131,155

	Total Municipal Bonds (Cost: $248,184)	235,550

	U.S. Government Agency Obligations (5.3%)
105,000	Federal Farm Credit Bank, 0.199%, due 09/14/16 (1)	105,018
205,000	Federal Farm Credit Bank, 0.21%, due 05/08/17 (1)	205,181
215,000	Federal Farm Credit Bank, 0.211%, due 04/26/17 (1)	215,103
135,000	Federal Farm Credit Bank, 0.23%, due 04/17/17 (1)	135,145
110,000	Federal Farm Credit Bank, 0.236%, due 02/27/17 (1)	110,144

	Total U.S. Government Agency Obligations (Cost: $769,948)	770,591

	U.S. Treasury Securities (7.4%)
50,000	U.S. Treasury Note, 0.25%, due 08/15/15	50,033
1,030,000	U.S. Treasury Note, 0.375%, due 06/30/15	1,030,604

	Total U.S. Treasury Securities (Cost: $1,080,519)	1,080,637

	Total Fixed Income Securities (Cost: $14,422,608) (99.4%)	14,455,557

See accompanying notes to financial statements.

TCW Short Term Bond Fund

April 30, 2015

Number of Shares	Money Market Investments	Value
40,000	Morgan Stanley Liquidity Fund — Government Portfolio, 0.04% (3)	$40,000

	Total Money Market Investments (Cost: $40,000) (0.3%)	40,000

Principal Amount	Short-Term Investments
	Certificate of Deposit (Cost: $100,000) (0.7%)
	Banks (0.7%)
$100,000	Credit Suisse / New York (Switzerland), 0.583%, due 08/24/15 (1)	100,014

	Repurchase Agreement (Cost: $181,199) (1.2%)
181,199	State Street Bank & Trust Company, 0%, due 05/01/15 (collateralized by $190,000, Federal National Mortgage Association, 2.08%, due 11/02/22, valued at $189,485) (Total Amount to be Received Upon Repurchase $181,199)	181,199

	Total Short-Term Investments (Cost: $281,199) (1.9%)	281,213

	Total Investments (Cost: $14,743,807) (101.6%)	14,776,770
	Liabilities in Excess of Other Assets (-1.6%)	(230,569)

	Net Assets (100.0%)	$14,546,201

Notes to the Schedule of Investments:

EETC	Enhanced Equipment Trust Certificate.
I/F	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
PAC	Planned Amortization Class.
REIT	Real Estate Investment Trust.
TAC	Target Amortization Class.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2015.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2015, the value of these securities amounted to $1,053,750 or 7.2% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(3)	Rate disclosed is the 7-day net yield as of April 30, 2015.

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Investments by Industry (Unaudited)	April 30, 2015

Industry	Percentage of Net Assets
Airlines	1.6%
Auto Manufacturers	0.5
Banks	6.7
Commercial Mortgage-Backed Securities — Agency	7.8
Commercial Mortgage-Backed Securities — Non-Agency	8.9
Diversified Financial Services	0.5
Electric	1.4
Engineering & Construction	1.4
Food	0.4
Healthcare-Services	0.6
Insurance	0.7
Municipal Bonds	1.6
Oil & Gas	0.4
Pharmaceuticals	1.0
Pipelines	1.2
REIT	8.5
Real Estate	1.8
Residential Mortgage-Backed Securities — Agency	38.0
Residential Mortgage-Backed Securities — Non-Agency	2.0
Retail	0.6
Telecommunications	1.1
U.S. Government Agency Obligations	5.3
U.S. Treasury Securities	7.4
Money Market Investments	0.3
Short-Term Investments	1.9

Total	101.6%

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited)	April 30, 2015

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (7.4% of Net Assets)
$9,842,437	321 Henderson Receivables I LLC (13-3A-A), (144A), 4.08%, due 01/17/73 (1)	$10,425,911
20,000,000	Academic Loan Funding Trust (12-1A-A2), (144A), 1.281%, due 12/27/44 (1)(2)	20,073,160
9,975,315	ACE Securities Corp. Home Equity Loan Trust (05-HE7-A2D), 0.834%, due 11/25/35 (2)	9,972,452
15,000,000	AMMC CDO (14-14A-A1L), (144A), 1.727%, due 07/27/26 (1)(2)	14,969,580
17,000,000	Babson CLO, Ltd. (13-IA-A), (144A), 1.375%, due 04/20/25 (1)(2)	16,819,069
4,014,000	Babson CLO, Ltd. (14-IIA-A), (144A), 1.664%, due 10/17/26 (1)(2)	4,006,803
7,517,009	Bayview Commercial Asset Trust (04-1-A), (144A), 0.541%, due 04/25/34 (1)(2)	7,219,576
18,700,000	Brazos Higher Education Authority, Inc. (11-1-A3), 1.283%, due 11/25/33 (2)	18,993,788
11,775,000	Brazos Higher Education Authority, Inc. (11-2-A3), 1.277%, due 10/27/36 (2)	12,015,804
7,900,000	Cent CLO, Ltd. (13-18A-A), (144A), 1.397%, due 07/23/25 (1)(2)	7,775,449
5,899,927	CIT Education Loan Trust (07-1-A), (144A), 0.357%, due 03/25/42 (1)(2)	5,693,176
12,500,000	Eaton Vance CLO, Ltd. (14-1A-A), (144A), 1.725%, due 07/15/26 (1)(2)	12,494,900
15,269,229	Educational Funding of the South, Inc. (12-1-A), 1.231%, due 03/25/36 (2)	15,514,004
16,675,000	EFS Volunteer LLC (10-1-A2), (144A), 1.127%, due 10/25/35 (1)(2)	16,761,234
7,225,000	EFS Volunteer No 2 LLC (12-1-A2), (144A), 1.521%, due 03/25/36 (1)(2)	7,429,833
17,750,000	EFS Volunteer No 3 LLC (12-1-A3), (144A), 1.171%, due 04/25/33 (1)(2)	18,002,228
11,000,000	Flagship CLO (14-8A-A), (144A), 1.836%, due 01/16/26 (1)(2)	11,007,618
18,570,000	Flatiron CLO, Ltd. (14-1A-A1), (144A), 1.654%, due 07/17/26 (1)(2)	18,498,561
3,307,440	GE Business Loan Trust (04-2A-A), (144A), 0.402%, due 12/15/32 (1)(2)	3,226,489
21,353,625	Global SC Finance SRL (14-1A-A2), (144A), 3.09%, due 07/17/29 (1)	21,363,769
25,000,000	GoldenTree Loan Opportunities VII, Ltd. (13-7A-A), (144A), 1.427%, due 04/25/25 (1)(2)	24,723,700
14,931,010	Higher Education Funding I (14-1-A), (144A), 1.311%, due 05/25/34 (1)(2)	15,119,123
2,315,492	Jasper CLO, Ltd. (05-1A-A), (144A), 0.502%, due 08/01/17 (1)(2)	2,313,431
4,482,187	JFIN CLO, Ltd. (07-1A-A1A), (144A), 0.48%, due 07/20/21 (1)(2)	4,464,633
5,000,000	Limerock CLO III LLC (14-3A-A1), (144A), 1.759%, due 10/20/26 (1)(2)	5,003,796
18,000,000	Montana Higher Education Student Assistance Corp. (12-1-A3), 1.231%, due 07/20/43 (2)	17,956,365
200,000	National Collegiate Master Student Loan Trust I (02-2-AR10), (144A), 3.673%, due 11/01/42 (1)(2)	200,061
7,129,608	National Collegiate Student Loan Trust (06-3-A3), 0.331%, due 10/25/27 (2)	7,061,235
37,974,817	Navient Student Loan Trust (14-2-A), 0.814%, due 03/25/43 (2)	37,732,860
37,850,361	Navient Student Loan Trust (14-3-A), 0.794%, due 03/25/43 (2)	37,578,633
21,827,264	Navient Student Loan Trust (14-4-A), 0.801%, due 03/25/43 (2)	21,662,239
30,185,000	Nelnet Student Loan Trust (14-4A-A2), (144A), 1.121%, due 11/25/43 (1)(2)	30,413,632
8,473,749	Pangaea CLO, Ltd. (07-1A-A1), (144A), 0.526%, due 10/21/21 (1)(2)	8,411,722
16,000,000	Panhandle-Plains Higher Education Authority, Inc. (11-1-A3), 1.224%, due 10/01/37 (2)	16,175,170
1,105,696	Red River CLO, Ltd. (1A-A), (144A), 0.524%, due 07/27/18 (1)(2)	1,101,010
3,953,908	SLM Student Loan Trust (04-8-B), 0.737%, due 01/25/40 (2)	3,619,489
7,534,000	SLM Student Loan Trust (05-5-A5), 1.027%, due 10/25/40 (2)	7,382,401
6,455,975	SLM Student Loan Trust (07-6-B), 1.127%, due 04/27/43 (2)	5,882,849
4,572,219	SLM Student Loan Trust (07-8-B), 1.277%, due 04/27/43 (2)	4,308,727
7,405,000	SLM Student Loan Trust (08-2-B), 1.477%, due 01/25/29 (2)	6,928,085
6,549,000	SLM Student Loan Trust (08-3-B), 1.477%, due 04/25/29 (2)	6,111,042

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Asset-Backed Securities (Continued)
$3,270,000	SLM Student Loan Trust (08-4-B), 2.127%, due 04/25/29 (2)	$3,190,416
17,785,000	SLM Student Loan Trust (08-5-A4), 1.977%, due 07/25/23 (2)(3)	18,530,423
16,200,000	SLM Student Loan Trust (08-5-B), 2.127%, due 07/25/29 (2)	16,474,282
6,380,000	SLM Student Loan Trust (08-6-B), 2.127%, due 07/25/29 (2)	6,403,770
6,380,000	SLM Student Loan Trust (08-7-B), 2.127%, due 07/25/29 (2)	6,424,985
5,696,000	SLM Student Loan Trust (08-8-B), 2.527%, due 10/25/29 (2)	5,900,851
15,950,000	SLM Student Loan Trust (08-9-B), 2.527%, due 10/25/29 (2)	16,762,623
12,800,000	SLM Student Loan Trust (11-1-A2), 1.331%, due 10/25/34 (2)	13,303,859
17,780,000	SLM Student Loan Trust (11-2-A2), 1.381%, due 10/25/34 (2)	18,264,781
8,557,216	SLM Student Loan Trust (12-2-A), 0.881%, due 01/25/29 (2)	8,619,702
6,391,909	Telos CLO, Ltd. (06-1A-A2), (144A), 0.676%, due 10/11/21 (1)(2)	6,365,315
18,920,000	Voya CLO, Ltd. (14-2A-A1), (144A), 1.725%, due 07/17/26 (1)(2)	18,921,135

	Total Asset-Backed Securities (Cost: $641,441,966)	655,575,749

	Commercial Mortgage-Backed Securities — Agency (5.3%)
45,330,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K005-A2), 4.317%, due 11/25/19 (3)	50,139,694
24,280,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K007-A2), 4.224%, due 03/25/20 (3)	26,860,624
29,110,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K009-A2), 3.808%, due 08/25/20 (3)	31,773,536
32,350,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K010-A2), 4.333%, due 10/25/20 (3)	36,183,718
25,890,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (K013-A2), 3.974%, due 01/25/21 (2)(3)	28,569,473
52,468,326	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (KF05-A), 0.523%, due 09/25/21 (2)(3)	52,599,340
49,094,990	Federal National Mortgage Association (12-M12-1A), 2.935%, due 08/25/22 (ACES) (2)(3)	51,171,366
34,740,752	Federal National Mortgage Association (12-M15-A), 2.744%, due 10/25/22 (ACES) (2)(3)	35,497,927
34,985,102	Federal National Mortgage Association (14-M12-FA), 0.505%, due 10/25/21 (ACES) (2)(3)	35,187,975
2,930,567	Federal National Mortgage Association, Pool #AE0918, 3.665%, due 10/01/20 (3)	3,185,943
19,168,094	Federal National Mortgage Association, Pool #AL0290, 4.447%, due 04/01/21 (3)	21,607,730
20,548,775	Federal National Mortgage Association, Pool #AL0600, 4.301%, due 07/01/21 (3)	23,016,699
15,920,962	Federal National Mortgage Association, Pool #AL2660, 2.629%, due 10/01/22 (3)	16,209,202
44,759,948	Federal National Mortgage Association, Pool #AL3366, 2.436%, due 02/01/23 (3)	45,078,184
12,422,421	Federal National Mortgage Association, Pool #FN0003, 4.297%, due 01/01/21 (3)	13,864,001

	Total Commercial Mortgage-Backed Securities — Agency (Cost: $470,858,616)	470,945,412

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2015

Principal Amount	Fixed Income Securities	Value
	Commercial Mortgage-Backed Securities — Non-Agency (0.7%)
$6,440,000	COMM Mortgage Trust (12-LC4-A4), 3.288%, due 12/10/44	$6,788,504
10,301,320	DBRR Trust (11-LC2-A4A), (144A), 4.537%, due 07/12/44 (1)(2)	11,476,088
17,505,000	GS Mortgage Securities Corp. II (11-GC5-A4), 3.707%, due 08/10/44	18,855,078
3,460,000	Morgan Stanley Capital I Trust (11-C3-A4), 4.118%, due 07/15/49	3,790,338
17,835,000	WF-RBS Commercial Mortgage Trust (11-C5-A4), 3.667%, due 11/15/44	19,178,903

	Total Commercial Mortgage-Backed Securities — Non-Agency (Cost: $56,270,228)	60,088,911

	Residential Mortgage-Backed Securities — Agency (42.5%)
310,657	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26 (3)	343,092
403,870	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31 (3)	456,159
5,323,206	Federal Home Loan Mortgage Corp. (2514-PZ), 5.5%, due 10/15/32 (PAC) (3)	5,974,700
13,252,280	Federal Home Loan Mortgage Corp. (2571-PZ), 5.5%, due 02/15/33 (PAC) (3)	14,745,151
1,405,924	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23 (3)	1,506,846
894,932	Federal Home Loan Mortgage Corp. (2647-OV), 0%, due 07/15/33 (P/O) (3)(4)	790,709
5,368,736	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC) (3)	5,725,561
3,096,803	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23 (3)	3,319,779
4,382,120	Federal Home Loan Mortgage Corp. (2700-B), 4.5%, due 11/15/23 (3)	4,697,922
31,824,675	Federal Home Loan Mortgage Corp. (2752-GZ), 5%, due 02/15/34 (PAC) (3)	35,977,620
53,597,201	Federal Home Loan Mortgage Corp. (276-30), 3%, due 09/15/42 (3)	54,401,990
59,163,684	Federal Home Loan Mortgage Corp. (277-30), 3%, due 09/15/42 (3)	60,017,215
1,463,813	Federal Home Loan Mortgage Corp. (2882-JH), 4.5%, due 10/15/34 (PAC) (3)	1,541,267
854,095	Federal Home Loan Mortgage Corp. (2903-PO), 0%, due 11/15/23 (P/O) (3)(4)	805,211
6,865,939	Federal Home Loan Mortgage Corp. (3045-HZ), 4.5%, due 10/15/35 (3)	7,397,671
50,000,000	Federal Home Loan Mortgage Corp. (3063-YG), 5.5%, due 11/15/35 (PAC) (3)	55,955,078
35,300,870	Federal Home Loan Mortgage Corp. (3114-KZ), 5%, due 02/15/36 (3)	39,284,206
12,522,580	Federal Home Loan Mortgage Corp. (3146-GE), 5.5%, due 04/15/26 (3)	14,051,831
11,326,261	Federal Home Loan Mortgage Corp. (3149-OD), 0%, due 05/15/36 (P/O) (PAC) (3)(4)	10,295,770
10,291,122	Federal Home Loan Mortgage Corp. (3315-S), 6.229%, due 05/15/37 (I/O) (I/F) (2)(3)	1,105,353
7,879,371	Federal Home Loan Mortgage Corp. (3376-SX), 5.859%, due 10/15/37 (I/O) (I/F) (2)(3)	1,291,246
11,552,983	Federal Home Loan Mortgage Corp. (3410-IS), 6.089%, due 02/15/38 (I/O) (I/F) (2)(3)	1,651,624
9,719,048	Federal Home Loan Mortgage Corp. (3424-BI), 6.619%, due 04/15/38 (I/O) (I/F) (2)(3)	1,927,947
7,964,490	Federal Home Loan Mortgage Corp. (3512-AY), 4%, due 02/15/24 (3)	8,488,291
3,516,105	Federal Home Loan Mortgage Corp. (3519-SH), 5.319%, due 07/15/37 (I/O) (I/F) (2)(3)	395,629
17,872,397	Federal Home Loan Mortgage Corp. (3531-SC), 6.119%, due 05/15/39 (I/O) (I/F) (2)(3)	2,441,459
4,220,648	Federal Home Loan Mortgage Corp. (3541-SA), 6.569%, due 06/15/39 (I/O) (I/F) (2)(3)	474,308
16,834,639	Federal Home Loan Mortgage Corp. (3550-GS), 6.569%, due 07/15/39 (I/O) (I/F) (2)(3)	3,278,344
6,913,756	Federal Home Loan Mortgage Corp. (3551-VZ), 5.5%, due 12/15/32 (3)	7,719,956

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$34,370,816	Federal Home Loan Mortgage Corp. (3557-NB), 4.5%, due 07/15/29 (3)	$37,148,249
15,219,481	Federal Home Loan Mortgage Corp. (3557-KB), 4.5%, due 07/15/29 (3)	16,644,148
16,365,932	Federal Home Loan Mortgage Corp. (3558-KB), 4%, due 08/15/29 (3)	17,605,917
25,000,000	Federal Home Loan Mortgage Corp. (3565-XB), 4%, due 08/15/24 (3)	26,581,460
1,971,077	Federal Home Loan Mortgage Corp. (3575-D), 4.5%, due 03/15/37 (3)	2,120,802
20,115,000	Federal Home Loan Mortgage Corp. (3626-MD), 5%, due 01/15/38 (PAC) (3)	22,759,891
20,025,406	Federal Home Loan Mortgage Corp. (3719-PJ), 4.5%, due 09/15/40 (PAC) (3)	23,211,879
32,076,250	Federal Home Loan Mortgage Corp. (3770-ZB), 5%, due 12/15/40 (3)	36,977,249
21,257,456	Federal Home Loan Mortgage Corp. (3788-SB), 6.299%, due 01/15/41 (I/O) (I/F) (2)(3)	3,543,072
5,346,743	Federal Home Loan Mortgage Corp. (3885-PO), 0%, due 11/15/33 (P/O) (PAC) (3)(4)	4,834,949
10,470,000	Federal Home Loan Mortgage Corp. (3930-KE), 4%, due 09/15/41 (PAC) (3)	11,574,778
9,130,089	Federal Home Loan Mortgage Corp. (4030-HS), 6.429%, due 04/15/42 (I/O) (I/F) (2)(3)	1,726,391
12,122,322	Federal Home Loan Mortgage Corp. (R002-ZA), 5.5%, due 06/15/35 (3)	13,625,501
8,206,209	Federal Home Loan Mortgage Corp., Pool #A88591, 5%, due 09/01/39 (3)	9,184,436
43,241,519	Federal Home Loan Mortgage Corp., Pool #A91162, 5%, due 02/01/40 (3)	49,242,977
13,250,579	Federal Home Loan Mortgage Corp., Pool #A92195, 5%, due 05/01/40 (3)	14,964,848
27,969,435	Federal Home Loan Mortgage Corp., Pool #A97038, 4%, due 02/01/41 (3)	30,138,162
5,917	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19 (3)	6,214
10,975	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19 (3)	11,523
52,746	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	55,542
22,155	Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19 (3)	23,470
93,245	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22 (3)	105,102
332,447	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35 (3)	370,489
46,579,863	Federal Home Loan Mortgage Corp., Pool #G06173, 4%, due 11/01/40 (3)	50,864,113
13,863,103	Federal Home Loan Mortgage Corp., Pool #G07556, 4%, due 11/01/43 (3)	15,134,940
51,907,418	Federal Home Loan Mortgage Corp., Pool #G07786, 4%, due 08/01/44 (3)	56,507,705
106,223,540	Federal Home Loan Mortgage Corp., Pool #G07848, 3.5%, due 04/01/44 (3)	112,020,195
54,446,025	Federal Home Loan Mortgage Corp., Pool #G07924, 3.5%, due 01/01/45	57,195,977
83,766,197	Federal Home Loan Mortgage Corp., Pool #G08627, 3.5%, due 02/01/45	87,709,101
522,185	Federal Home Loan Mortgage Corp., Pool #G11678, 4.5%, due 04/01/20 (3)	550,499
1,381,394	Federal Home Loan Mortgage Corp., Pool #G12635, 5.5%, due 03/01/22 (3)	1,460,580
1,678,182	Federal Home Loan Mortgage Corp., Pool #G12702, 4.5%, due 09/01/20 (3)	1,760,887
2,009,868	Federal Home Loan Mortgage Corp., Pool #G13390, 6%, due 01/01/24 (3)	2,236,037
23,857	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21 (3)	26,786
3,560,287	Federal Home Loan Mortgage Corp., Pool #G30450, 6%, due 01/01/29 (3)	4,068,099
3,910,730	Federal Home Loan Mortgage Corp., Pool #G30452, 6%, due 10/01/28 (3)	4,468,527
5,666,604	Federal Home Loan Mortgage Corp., Pool #G30454, 5%, due 05/01/29 (3)	6,328,690
933,888	Federal Home Loan Mortgage Corp., Pool #H82001, 5.5%, due 07/01/37 (3)	1,048,253
7,207,643	Federal Home Loan Mortgage Corp., Pool #N70081, 5.5%, due 07/01/38 (3)	8,156,663
7,731,010	Federal Home Loan Mortgage Corp., Pool #P51350, 5%, due 03/01/36 (3)	8,591,571
3,400,081	Federal Home Loan Mortgage Corp., Pool #U99114, 3.5%, due 02/01/44	3,586,282
37,507,421	Federal Home Loan Mortgage Corp., Pool #V80284, 3.5%, due 08/01/43 (3)	39,554,216
50,835,248	Federal Home Loan Mortgage Corp., Pool #V80353, 3%, due 08/01/43 (3)	51,879,752
447,055	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31 (3)	502,957

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2015

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Agency (Continued)
$1,227,171	Federal National Mortgage Association (03-117-TG), 4.75%, due 08/25/33 (PAC) (3)	$1,343,650
1,265,130	Federal National Mortgage Association (04-52-SW), 6.919%, due 07/25/34 (I/O) (I/F) (2)(3)	217,035
3,243,137	Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24 (3)	3,498,645
3,417,195	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29 (3)	3,718,742
12,108,659	Federal National Mortgage Association (05-117-LC), 5.5%, due 11/25/35 (PAC) (3)	13,238,617
647,966	Federal National Mortgage Association (05-74-CP), 24.085%, due 05/25/35 (I/F) (PAC) (2)(3)	1,008,035
4,902,813	Federal National Mortgage Association (07-20-SI), 6.269%, due 03/25/37 (I/O) (I/F) (2)(3)	766,500
4,902,367	Federal National Mortgage Association (07-21-SE), 6.259%, due 03/25/37 (I/O) (I/F) (2)(3)	678,449
6,058,934	Federal National Mortgage Association (07-56-SG), 6.229%, due 06/25/37 (I/O) (I/F) (2)(3)	766,366
13,786,608	Federal National Mortgage Association (07-58-SV), 6.569%, due 06/25/37 (I/O) (I/F) (2)(3)	1,753,837
3,418,059	Federal National Mortgage Association (07-65-S), 6.419%, due 07/25/37 (I/O) (I/F) (2)(3)	445,835
1,632,068	Federal National Mortgage Association (07-88-FY), 0.641%, due 09/25/37 (2)(3)	1,636,264
15,943,032	Federal National Mortgage Association (07-103-AI), 6.319%, due 03/25/37 (I/O) (I/F) (2)(3)	2,503,220
34,263,887	Federal National Mortgage Association (07-B2-ZA), 5.5%, due 06/25/37 (3)	38,557,922
14,560,242	Federal National Mortgage Association (08-1-AI), 6.069%, due 05/25/37 (I/O) (I/F) (2)(3)	2,558,987
10,100,138	Federal National Mortgage Association (08-13-SB), 6.059%, due 03/25/38 (I/O) (I/F) (2)(3)	1,656,127
18,292,728	Federal National Mortgage Association (08-23-SB), 6.669%, due 04/25/38 (I/O) (I/F) (2)(3)	2,923,132
2,514,073	Federal National Mortgage Association (08-35-SD), 6.269%, due 05/25/38 (I/O) (I/F) (2)	508,150
25,921,431	Federal National Mortgage Association (08-66-SG), 5.889%, due 08/25/38 (I/O) (I/F) (2)(3)	3,475,172
10,170,573	Federal National Mortgage Association (08-68-SA), 5.789%, due 08/25/38 (I/O) (I/F) (2)(3)	1,261,852
7,819,049	Federal National Mortgage Association (09-3-SH), 5.269%, due 06/25/37 (I/O) (I/F) (2)(3)	919,207
2,535,315	Federal National Mortgage Association (09-47-SV), 6.569%, due 07/25/39 (I/O) (I/F) (2)(3)	320,285
10,985,674	Federal National Mortgage Association (09-51-SA), 6.569%, due 07/25/39 (I/O) (I/F) (2)(3)	1,700,039
5,363,622	Federal National Mortgage Association (09-6-SD), 5.369%, due 02/25/39 (I/O) (I/F) (2)(3)	740,581
13,882,011	Federal National Mortgage Association (09-68-KB), 4%, due 09/25/24 (3)	14,713,509
26,860,368	Federal National Mortgage Association (09-71-LB), 4%, due 09/25/29 (3)	28,854,624
34,000,000	Federal National Mortgage Association (09-72-AC), 4%, due 09/25/29 (3)	36,676,536

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

	Principal Amount	Fixed Income Securities	Value
		Residential Mortgage-Backed Securities — Agency (Continued)
$	3,042,925	Federal National Mortgage Association (09-72-JS), 7.069%, due 09/25/39 (I/O) (I/F) (2)(3)	$512,914
	20,937,000	Federal National Mortgage Association (10-136-CX), 4%, due 08/25/39 (PAC) (3)	22,850,987
	50,000,000	Federal National Mortgage Association (11-111-DB), 4%, due 11/25/41 (3)	55,572,120
	11,738,000	Federal National Mortgage Association (12-128-UY), 2.5%, due 11/25/42 (PAC)	10,884,261
	51,032,791	Federal National Mortgage Association (12-133-GC), 2.5%, due 08/25/41 (PAC) (3)	52,194,927
	22,456,466	Federal National Mortgage Association (12-153-PC), 2%, due 05/25/42 (PAC) (3)	22,581,638
	11,389,170	Federal National Mortgage Association (13-101-BO), 0%, due 10/25/43 (P/O) (3)(4)	9,056,536
	26,245,724	Federal National Mortgage Association (13-101-CO), 0%, due 10/25/43 (P/O) (3)(4)	20,952,630
	29,523,062	Federal National Mortgage Association (13-21-EC), 2%, due 12/25/38 (I/O) (3)	29,585,725
	21,400,000	Federal National Mortgage Association (13-95-PN), 3%, due 01/25/43 (PAC) (3)	21,562,178
	136,032	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F) (PAC) (2)(3)	156,859
	765,005	Federal National Mortgage Association (95-21-C), 0%, due 05/25/24 (P/O) (3)(4)	755,723
	62,071	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22 (3)	68,847
	70,585	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17 (3)	74,027
	270,005	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23 (3)	303,820
	3,526,910	Federal National Mortgage Association, Pool #257536, 5%, due 01/01/29 (3)	3,923,963
	1,927,269	Federal National Mortgage Association, Pool #310033, 6%, due 07/01/47 (3)	2,196,625
	8,189,710	Federal National Mortgage Association, Pool #555424, 5.5%, due 05/01/33 (3)	9,312,954
	716,944	Federal National Mortgage Association, Pool #555811, 4%, due 10/01/18 (3)	756,739
	59,777	Federal National Mortgage Association, Pool #661856, 2.266%, due 10/01/32 (2)(3)	59,688
	336,329	Federal National Mortgage Association, Pool #671133, 1.787%, due 02/01/33 (2)(3)	348,548
	97,494	Federal National Mortgage Association, Pool #672272, 2.065%, due 12/01/32 (2)(3)	102,501
	249,248	Federal National Mortgage Association, Pool #687847, 2.16%, due 02/01/33 (2)	265,407
	883,843	Federal National Mortgage Association, Pool #692104, 1.792%, due 02/01/33 (2)(3)	916,912
	513,629	Federal National Mortgage Association, Pool #699866, 2.127%, due 04/01/33 (2)(3)	537,856
	254,019	Federal National Mortgage Association, Pool #704454, 2.188%, due 05/01/33 (2)(3)	272,982

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2015

	Principal Amount	Fixed Income Securities	Value
		Residential Mortgage-Backed Securities — Agency (Continued)
$	270,495	Federal National Mortgage Association, Pool #708820, 2.259%, due 06/01/33 (2)(3)	$271,376
	360,136	Federal National Mortgage Association, Pool #725275, 4%, due 03/01/19 (3)	380,126
	276,930	Federal National Mortgage Association, Pool #728824, 2.082%, due 07/01/33 (2)(3)	294,181
	957,315	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33 (3)	1,065,144
	24,172	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19 (3)	25,461
	1,160,125	Federal National Mortgage Association, Pool #888593, 7%, due 06/01/37 (3)	1,352,836
	1,277,683	Federal National Mortgage Association, Pool #934103, 5%, due 07/01/38 (3)	1,405,544
	2,033,918	Federal National Mortgage Association, Pool #979563, 5%, due 04/01/28 (3)	2,262,892
	1,301,298	Federal National Mortgage Association, Pool #995040, 5%, due 06/01/23 (3)	1,420,319
	6,582,434	Federal National Mortgage Association, Pool #995425, 6%, due 01/01/24 (3)	7,270,271
	4,631,401	Federal National Mortgage Association, Pool #995573, 6%, due 01/01/49 (3)	5,138,936
	9,547,884	Federal National Mortgage Association, Pool #995953, 6%, due 11/01/28 (3)	10,897,436
	5,357,057	Federal National Mortgage Association, Pool #995954, 6%, due 03/01/29 (3)	6,114,254
	5,032,823	Federal National Mortgage Association, Pool #AA3303, 5.5%, due 06/01/38 (3)	5,689,908
	61,495,196	Federal National Mortgage Association, Pool #AB1617, 4%, due 10/01/40 (3)	67,242,814
	43,991,905	Federal National Mortgage Association, Pool #AB6210, 3%, due 09/01/42 (3)	44,912,215
	8,398,177	Federal National Mortgage Association, Pool #AC1602, 4.5%, due 09/01/29 (3)	9,282,112
	16,492,297	Federal National Mortgage Association, Pool #AE0588, 6%, due 08/01/37 (3)	18,979,133
	13,556,397	Federal National Mortgage Association, Pool #AL0851, 6%, due 10/01/40 (3)	15,558,910
	9,650,269	Federal National Mortgage Association, Pool #AL1594, 6%, due 07/01/40 (3)	11,075,780
	68,128,599	Federal National Mortgage Association, Pool #AL4597, 4%, due 01/01/44 (3)	74,477,536
	20,680,228	Federal National Mortgage Association, Pool #AQ8803, 3.5%, due 01/01/43 (3)	21,841,499
	19,095,139	Federal National Mortgage Association, Pool #MA0843, 4.5%, due 09/01/41 (3)	20,836,825
	84,732,721	Federal National Mortgage Association, Pool #MA1177, 3.5%, due 09/01/42 (3)	89,492,851
	17,735,382	Federal National Mortgage Association, Pool #MA1251, 3.5%, due 11/01/42	18,731,585
	15,912,350	Federal National Mortgage Association, Pool #MA1283, 3.5%, due 12/01/42 (3)	16,806,771
	5,575,732	Federal National Mortgage Association, Pool #MA1404, 3.5%, due 04/01/43	5,889,300
	23,832,651	Federal National Mortgage Association, Pool #MA1442, 4%, due 05/01/43 (3)	25,938,490
	73,513,350	Federal National Mortgage Association, Pool #MA1561, 3%, due 09/01/33 (3)	76,261,562
	57,458,484	Federal National Mortgage Association, Pool #MA1584, 3.5%, due 09/01/33 (3)	60,613,193
	63,802,951	Federal National Mortgage Association, Pool #MA1608, 3.5%, due 10/01/33 (3)	67,302,365
	44,375,000	Federal National Mortgage Association TBA, 2.5% (5)	45,498,242
	29,485,000	Federal National Mortgage Association TBA, 3% (5)	30,855,591
	290,105,000	Federal National Mortgage Association TBA, 3% (5)	295,210,683

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

	Principal Amount	Fixed Income Securities	Value
		Residential Mortgage-Backed Securities — Agency (Continued)
$	128,000,000	Federal National Mortgage Association TBA, 3% (5)	$129,970,003
	359,000,000	Federal National Mortgage Association TBA, 3.5% (5)	376,136,624
	215,985,000	Federal National Mortgage Association TBA, 4% (5)	230,867,716
	111,070,000	Federal National Mortgage Association TBA, 4.5% (5)	120,901,411
	1,400,445	Government National Mortgage Association (03-42-SH), 6.37%, due 05/20/33 (I/O) (I/F) (2)(3)	287,538
	15,214,700	Government National Mortgage Association (11-70-BO), 0%, due 05/20/41 (P/O) (3)(4)	12,387,573
	27,686,346	Government National Mortgage Association, Pool #782902, 4.5%, due 02/15/40 (3)	31,182,831
	469,920	Government National Mortgage Association II, Pool #80963, 1.625%, due 07/20/34 (2)(3)	483,828
	43,020,000	Government National Mortgage Association II TBA, 3% (5)	44,240,019
	65,285,000	Government National Mortgage Association II TBA, 3.5% (5)	68,875,677
	69,840,000	Government National Mortgage Association II TBA, 4% (5)	74,633,317
	6,510,000	Government National Mortgage Association II TBA, 4.5% (5)	7,067,419

		Total Residential Mortgage-Backed Securities — Agency (Cost: $3,676,935,326)	3,771,849,596

		Residential Mortgage-Backed Securities — Non-Agency (28.9%)
	4,256,149	Accredited Mortgage Loan Trust (05-3-A2D), 0.54%, due 09/25/35 (2)	4,244,959
	16,697,679	ACE Securities Corp. (06-ASP1-A2D), 0.491%, due 12/25/35 (2)	15,830,092
	19,977,397	ACE Securities Corp. (07-ASP1-A2C), 0.441%, due 03/25/37 (2)	12,072,550
	10,737,639	ACE Securities Corp. (07-ASP1-A2D), 0.561%, due 03/25/37 (2)	6,601,636
	2,314,476	Adjustable Rate Mortgage Trust (04-5-3A1), 2.505%, due 04/25/35 (2)	2,304,655
	23,002,000	Ameriquest Mortgage Securities, Inc. (05-R10-A2C), 0.511%, due 01/25/36 (2)	22,664,331
	6,824,409	Asset-Backed Funding Certificates (05-HE2-M2), 0.931%, due 06/25/35 (2)	6,769,285
	21,712,973	Asset-Backed Funding Certificates (07-WMC1-A2A), 0.931%, due 06/25/37 (2)	14,619,019
	2,559,746	Asset-Backed Securities Corp. Home Equity (05-HE5-M2), 0.841%, due 06/25/35 (2)	2,558,174
	49,898,350	Asset-Backed Securities Corp. Home Equity (07-HE1-A4), 0.314%, due 12/25/36 (2)	42,926,902
	2,131,754	Banc of America Alternative Loan Trust (03-3-A4), 5.75%, due 05/25/33	2,193,025
	698,070	Banc of America Alternative Loan Trust (03-4-1A5), 5.5%, due 06/25/33	721,349
	17,104,290	Banc of America Alternative Loan Trust (03-9-1CB5), 5.5%, due 11/25/33	17,514,328
	907,285	Banc of America Funding Corp. (04-B-3A1), 2.766%, due 12/20/34 (2)	521,984
	226,904	Banc of America Funding Corp. (06-D-2A1), 2.822%, due 05/20/36 (2)(6)	167,092
	7,403,268	Banc of America Funding Corp. (06-D-3A1), 2.797%, due 05/20/36 (2)(6)	6,615,761
	16,949,110	Banc of America Funding Corp. (06-G-2A1), 0.401%, due 07/20/36 (2)	15,899,960
	2,088,369	Banc of America Funding Trust (06-3-4A14), 6%, due 03/25/36	2,106,912
	8,833,802	Banc of America Funding Trust (06-3-5A3), 5.5%, due 03/25/36 (6)	8,370,363
	3,587,966	BCAP LLC Trust (07-AA1-1A2), 0.341%, due 02/25/47 (2)(6)	3,336,593
	30,687,475	BCAP LLC Trust (08-IND2-A1), 1.831%, due 04/25/38 (2)	30,623,062
	395,670	BCAP LLC Trust (09-RR1-21A1), (144A), 2.613%, due 11/26/34 (1)(2)	398,260
	1,521,809	BCAP LLC Trust (09-RR1-22A1), (144A), 2.618%, due 05/26/35 (1)(2)	1,536,915

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2015

	Principal Amount	Fixed Income Securities	Value
		Residential Mortgage-Backed Securities — Non-Agency (Continued)
$	975,161	BCAP LLC Trust (09-RR1-23A1), (144A), 2.627%, due 05/26/35 (1)(2)	$987,744
	7,561,284	BCAP LLC Trust (11-RR2-3A6), (144A), 2.63%, due 11/21/35 (1)(2)	7,117,693
	1,120,065	BCAP LLC Trust (11-RR3-1A5), (144A), 2.714%, due 05/27/37 (1)(2)	1,115,761
	1,796,674	BCAP LLC Trust (11-RR3-5A3), (144A), 5.094%, due 11/27/37 (1)(2)	1,745,660
	7,302,270	BCAP LLC Trust (11-RR4-1A3), (144A), 2.901%, due 03/26/36 (1)(2)	7,159,693
	6,458,083	BCAP LLC Trust (11-RR4-2A3), (144A), 1%, due 06/26/47 (1)(2)	6,426,652
	8,165,020	BCAP LLC Trust (11-RR4-3A3), (144A), 2.533%, due 07/26/36 (1)(2)	7,612,632
	10,156,248	BCAP LLC Trust (11-RR5-1A3), (144A), 2.499%, due 03/26/37 (1)(2)	9,995,600
	2,919,773	BCAP LLC Trust (11-RR5-2A3), (144A), 2.669%, due 06/26/37 (1)(2)	2,925,857
	18,003,678	BCAP LLC Trust (11-RR9-7A1), (144A), 1.943%, due 04/26/37 (1)(2)	17,901,669
	7,134,832	BCAP LLC Trust (12-RR2-9A3), (144A), 2.616%, due 03/26/35 (1)(2)	7,191,647
	5,293,050	BCAP LLC Trust (12-RR7-1A1), (144A), 0.344%, due 08/26/36 (1)(2)	5,192,874
	14,791,496	BCAP LLC Trust (12-RR8-3A1), (144A), 2.527%, due 08/26/36 (1)(2)	14,619,782
	2,494,188	BCAP LLC Trust (12-RR8-5A3), (144A), 0.451%, due 05/26/37 (1)(2)	2,449,308
	5,006,514	BCAP LLC Trust (12-RR9-1A1), (144A), 0.351%, due 07/26/35 (1)(2)(6)	4,861,280
	8,367,072	BCAP LLC Trust (13-RR2-6A1), (144A), 2.701%, due 06/26/37 (1)(2)	8,361,832
	2,527,248	Bear Stearns Alt-A Trust (04-13-A1), 0.921%, due 11/25/34 (2)	2,514,687
	9,429	Bear Stearns Alt-A Trust (05-2-2A4), 2.516%, due 04/25/35 (2)	9,045
	11,829,768	Bear Stearns Alt-A Trust (05-4-23A1), 2.526%, due 05/25/35 (2)	11,505,248
	917,641	Bear Stearns Alt-A Trust (06-4-32A1), 2.744%, due 07/25/36 (2)(6)	639,021
	1,716,698	Bear Stearns ARM Trust (04-12-1A1), 2.601%, due 02/25/35 (2)	1,595,011
	4,369,471	Bear Stearns ARM Trust (06-2-2A1), 2.71%, due 07/25/36 (2)(6)	3,752,012
	491,221	Bear Stearns ARM Trust (07-1-2A1), 2.721%, due 02/25/47 (2)(6)	414,111
	2,416,279	Bear Stearns ARM Trust (07-5-3A1), 4.869%, due 08/25/47 (2)(6)	2,245,166
	3,298,560	Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A3), 5.5%, due 09/25/35 (2)	3,329,051
	7,052,881	Bear Stearns Asset-Backed Securities I Trust (05-AC6-1A4), 5.4%, due 09/25/35 (2)	7,084,905
	8,518,245	Bear Stearns Asset-Backed Securities I Trust (06-HE9-1A2), 0.331%, due 11/25/36 (2)	6,987,737
	999,354	Bear Stearns Mortgage Funding Trust (06-AR3-1A1), 0.361%, due 10/25/36 (2)	759,639
	4,018,623	Bear Stearns Mortgage Funding Trust (07-AR4-1A1), 0.381%, due 09/25/47 (2)	3,340,247
	177,740	BNC Mortgage Loan Trust (07-1-A2), 0.241%, due 03/25/37 (2)	178,282
	2,161,782	BNC Mortgage Loan Trust (07-3-A2), 0.241%, due 07/25/37 (2)	2,139,879
	2,023,526	Carrington Mortgage Loan Trust (05-NC5-A2), 0.501%, due 10/25/35 (2)	2,020,697
	16,507,175	Carrington Mortgage Loan Trust (05-NC5-A3), 0.601%, due 10/25/35 (2)	15,969,833
	7,644,098	Centex Home Equity (05-D-M1), 0.611%, due 10/25/35 (2)	7,634,084
	1,681,513	Chase Mortgage Finance Corp. (06-A1-2A1), 2.499%, due 09/25/36 (2)(6)	1,497,806
	9,156,081	Chase Mortgage Finance Corp. (07-A1-8A1), 2.518%, due 02/25/37 (2)	9,263,866
	5,256,986	Chaseflex Trust (05-1-1A5), 6.5%, due 02/25/35 (6)	5,223,857
	24,227,000	Chaseflex Trust (06-1-A3), 6.295%, due 06/25/36 (2)	24,155,240
	1,072,322	Citicorp Mortgage Securities Trust, Inc. (07-4-3A1), 5.5%, due 05/25/37	1,062,744
	7,389,179	Citicorp Residential Mortgage Trust, Inc. (06-2-A4), 5.775%, due 09/25/36	7,756,866
	8,509,449	Citigroup Mortgage Loan Trust, Inc. (06-AR5-1A1A), 2.492%, due 07/25/36 (2)(6)	7,408,173

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$10,056,210	Citigroup Mortgage Loan Trust, Inc. (06-AR9-1A2), 0.351%, due 11/25/36 (2)	$10,009,519
4,969,670	Citigroup Mortgage Loan Trust, Inc. (06-WFH2-A2A), 0.331%, due 08/25/36 (2)	4,854,028
5,800,908	Citigroup Mortgage Loan Trust, Inc. (07-12-2A1), (144A), 6.5%, due 10/25/36 (1)(6)	4,617,333
5,525,423	Citigroup Mortgage Loan Trust, Inc. (08-AR4-1A1A), (144A), 2.721%, due 11/25/38 (1)(2)	5,615,868
2,860,803	Citigroup Mortgage Loan Trust, Inc. (09-5-7A1), (144A), 0.524%, due 07/25/36 (1)(2)	2,721,204
3,753,919	Citigroup Mortgage Loan Trust, Inc. (10-4-4A5), (144A), 5%, due 10/25/35 (1)	3,866,988
169,896	Citigroup Mortgage Loan Trust, Inc. (10-6-3A1), (144A), 2.648%, due 07/25/36 (1)(2)	170,305
1,268,027	Citigroup Mortgage Loan Trust, Inc. (10-9-5A5), (144A), 5.221%, due 03/25/37 (1)	1,293,260
10,884,885	Citigroup Mortgage Loan Trust, Inc. (12-10-3A1), (144A), 2.528%, due 12/25/35 (1)(2)	11,069,809
16,565,611	Citigroup Mortgage Loan Trust, Inc. (12-11-1A1), (144A), 0.354%, due 03/25/37 (1)(2)	16,008,560
5,418,369	Citigroup Mortgage Loan Trust, Inc. (12-8-4A1), (144A), 0.314%, due 01/25/37 (1)(2)	5,161,818
8,951,945	Citigroup Mortgage Loan Trust, Inc. (14-10-2A1), (144A), 0.424%, due 07/25/37 (1)(2)	8,660,416
6,088,818	Citigroup Mortgage Loan Trust, Inc. (14-2-3A1), (144A), 0.314%, due 08/25/37 (1)(2)	5,993,135
17,475,000	Citigroup Mortgage Loan Trust, Inc. (15-5-1A1), 1%, due 01/25/36 (7)	17,005,335
1,791,768	CitiMortgage Alternative Loan Trust (05-A1-2A1), 5%, due 07/25/20	1,840,422
5,458,075	Conseco Financial Corp. (99-2-A7), 6.44%, due 12/01/30	5,711,301
1,479,820	Countrywide Alternative Loan Trust (05-20CB-4A1), 5.25%, due 07/25/20 (6)	1,471,153
509,173	Countrywide Alternative Loan Trust (05-84-1A1), 2.478%, due 02/25/36 (2)(6)	388,681
1,870,144	Countrywide Alternative Loan Trust (05-J1-2A1), 5.5%, due 02/25/25	1,884,459
8,494,420	Countrywide Alternative Loan Trust (06-HY12-A5), 3.563%, due 08/25/36 (2)	8,206,306
1,292,959	Countrywide Alternative Loan Trust (06-J3-3A1), 5.5%, due 04/25/21	1,310,753
1,120,330	Countrywide Alternative Loan Trust (07-HY5R-2A1A), 3.058%, due 03/25/47 (2)(6)	1,115,269
18,671,229	Countrywide Home Loans Mortgage Pass-Through Trust (04-13-1A3), 5.5%, due 08/25/34	19,679,176
20,348,806	Countrywide Home Loans Mortgage Pass-Through Trust (05-9-1A1), 0.481%, due 05/25/35 (2)	17,557,743
66,705	Countrywide Home Loans Mortgage Pass-Through Trust (05-HYB5-4A1), 4.332%, due 09/20/35 (2)(6)	58,843
20,686	Countrywide Home Loans Mortgage Pass-Through Trust (07-HY5-1A1), 2.641%, due 09/25/47 (2)(6)	18,242
70,726	Countrywide Home Loans Mortgage Pass-Through Trust (07-HYB1-1A1), 2.889%, due 03/25/37 (2)(6)	58,211
1,905,872	Credit Suisse Commercial Mortgage Trust (10-1R-8A1), (144A), 2.935%, due 05/27/47 (1)(2)	1,924,676

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2015

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$26,204,937	Credit Suisse Commercial Mortgage Trust (13-2R-2A1), (144A), 2.729%, due 02/27/36 (1)(2)	$25,509,602
6,916,871	Credit Suisse Commercial Mortgage Trust (13-7R-4A1), (144A), 0.333%, due 07/26/36 (1)(2)	6,382,335
86,661	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/22/33	92,842
3,444,992	Credit Suisse First Boston Mortgage Securities Corp. (05-11-1A1), 6.5%, due 12/25/35 (6)	2,741,866
13,334,196	Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1), 6.5%, due 01/25/36 (6)	10,441,943
2,528,385	Credit Suisse Mortgage Capital Certificates (10-1R-7A1), (144A), 2.68%, due 07/27/36 (1)(2)	2,538,092
5,413,399	Credit-Based Asset Servicing and Securitization LLC (06-CB1-AF2), 5.236%, due 01/25/36	4,052,756
40,029,422	Credit-Based Asset Servicing and Securitization LLC (06-CB7-A4), 0.334%, due 10/25/36 (2)	28,111,941
21,326,680	Credit-Based Asset Servicing and Securitization LLC (06-CB9-A4), 0.404%, due 11/25/36 (2)	12,499,695
17,750,040	Credit-Based Asset Servicing and Securitization LLC (07-CB2-A2C), 5.623%, due 02/25/37	13,360,437
15,390,650	CSMC Mortgage-Backed Trust (06-8-3A1), 6%, due 10/25/21 (6)	15,043,967
8,072,139	CSMC Mortgage-Backed Trust (06-9-5A1), 5.5%, due 11/25/36	7,920,637
20,131,045	CSMC Mortgage-Backed Trust (07-2-3A4), 5.5%, due 03/25/37 (6)	19,088,519
13,224,900	CSMC Mortgage-Backed Trust (14-11R-11A1), (144A), 1.922%, due 06/27/47 (1)(2)	13,205,018
776,753	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust (06-AR6-A6), 0.371%, due 02/25/37 (2)(6)	583,474
5,101,908	DSLA Mortgage Loan Trust (05-AR6-2A1A), 0.471%, due 10/19/45 (2)	4,497,853
42,284,618	DSLA Mortgage Loan Trust (06-AR2-2A1A), 0.381%, due 10/19/36 (2)	34,510,042
4,526,478	DSLA Mortgage Loan Trust (07-AR1-2A1A), 0.321%, due 04/19/47 (2)	3,792,011
3,482,979	EquiFirst Mortgage Loan Trust (04-2-1A1), 0.741%, due 10/25/34 (2)	3,480,983
6,057,806	Fieldstone Mortgage Investment Corp. (07-1-2A2), 0.444%, due 04/25/47 (2)	4,127,286
36,821,251	First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2C), 0.341%, due 12/25/37 (2)	24,893,891
21,607,599	First Franklin Mortgage Loan Asset-Backed Certificates (06-FF18-A2D), 0.391%, due 12/25/37 (2)	14,719,788
7,637,330	First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2C), 0.314%, due 01/25/38 (2)	4,651,514
32,030,158	First Franklin Mortgage Loan Asset-Backed Certificates (07-FF1-A2D), 0.394%, due 01/25/38 (2)	21,175,362
5,068,000	First Franklin Mortgage Loan Trust (06-FF9-2A4), 0.431%, due 06/25/36 (2)	2,936,777
10,130,960	First Horizon Alternative Mortgage Securities Trust (05-AA3-3A1), 2.261%, due 05/25/35 (2)	9,728,575
6,888,196	First Horizon Alternative Mortgage Securities Trust (05-AA7-1A1), 2.34%, due 09/25/35 (2)(6)	5,886,232
6,937,626	First Horizon Alternative Mortgage Securities Trust (05-AA7-2A1), 2.24%, due 09/25/35 (2)(6)	6,293,501

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$12,822,523	First Horizon Alternative Mortgage Securities Trust (06-AA7-A1), 2.253%, due 01/25/37 (2)(6)	$10,609,124
15,007,692	Fremont Home Loan Trust (05-E-2A4), 0.511%, due 01/25/36 (2)	12,241,189
6,037,569	Fremont Home Loan Trust (06-1-2A3), 0.361%, due 04/25/36 (2)	5,462,642
5,143,426	GMAC Mortgage Loan Trust (05-AR5-2A1), 2.936%, due 09/19/35 (2)	4,773,382
865,888	GreenPoint Mortgage Funding Trust (05-AR3-1A1), 0.421%, due 08/25/45 (2)	733,081
23,363,893	GreenPoint Mortgage Funding Trust (06-AR5-A2A2), 0.331%, due 10/25/46 (2)(6)	22,918,343
1,648,687	GS Mortgage Securities Corp. (09-1R-3A1), (144A), 2.594%, due 11/25/35 (1)(2)	1,665,526
5,235,043	GSAA Home Equity Trust (05-7-AF5), 4.611%, due 05/25/35	5,494,743
2,583,183	GSAA Home Equity Trust (05-9-2A3), 0.551%, due 08/25/35 (2)	2,367,593
7,606,330	GSR Mortgage Loan Trust (04-9-3A1), 2.529%, due 08/25/34 (2)	7,676,786
3,140,485	GSR Mortgage Loan Trust (05-4F-4A3), 5.5%, due 05/25/35 (PAC)	3,235,888
24,458,554	GSR Mortgage Loan Trust (07-3F-3A7), 6%, due 05/25/37	23,927,363
2,472,808	GSR Mortgage Loan Trust (07-AR2-2A1), 2.781%, due 05/25/37 (2)(6)	2,240,561
4,167,650	GSR Mortgage Loan Trust (07-AR2-5A1A), 5.191%, due 05/25/37 (2)(6)	3,738,945
4,299,753	Harborview Mortgage Loan Trust (05-9-2A1A), 0.521%, due 06/20/35 (2)	4,030,558
33,457,574	Harborview Mortgage Loan Trust (06-8-2A1A), 0.37%, due 07/21/36 (2)	27,984,016
9,549,452	Home Equity Asset Trust (05-8-2A4), 0.541%, due 02/25/36 (2)	9,505,379
4,828,987	Homestar Mortgage Acceptance Corp. (04-3-AV2C), 0.761%, due 07/25/34 (2)	4,822,869
1,564,472	Homestar Mortgage Acceptance Corp. (04-5-A1), 0.631%, due 10/25/34 (2)(3)	1,570,808
20,000,000	HSBC Home Equity Loan Trust USA (06-4-M1), 0.441%, due 03/20/36 (2)	19,314,430
1,819,220	HSI Asset Loan Obligation Trust (07-2-2A12), 6%, due 09/25/37	1,732,061
14,601	Impac CMB Trust (04-5-1A1), 0.901%, due 10/25/34 (2)	13,993
2,119,987	Impac CMB Trust (05-1-1A1), 0.701%, due 04/25/35 (2)	1,947,825
10,819,963	Impac CMB Trust (05-5-A2), 0.621%, due 08/25/35 (2)	9,604,957
12,512,579	Indymac Index Mortgage Loan Trust (04-AR4-2A), 2.473%, due 08/25/34 (2)	12,355,334
2,115,203	Indymac Index Mortgage Loan Trust (04-AR9-4A), 2.554%, due 11/25/34 (2)	1,909,123
8,252,933	Indymac Index Mortgage Loan Trust (05-AR17-3A1), 2.341%, due 09/25/35 (2)(6)	7,174,663
7,061,176	Indymac Index Mortgage Loan Trust (05-AR23-2A1), 2.401%, due 11/25/35 (2)	6,074,157
8,818,027	Indymac Index Mortgage Loan Trust (05-AR23-6A1), 4.375%, due 11/25/35 (2)(6)	7,490,257
4,995,388	Indymac Index Mortgage Loan Trust (05-AR25-2A1), 4.423%, due 12/25/35 (2)(6)	4,493,756
6,820,755	Indymac Index Mortgage Loan Trust (05-AR7-2A1), 2.303%, due 06/25/35 (2)	5,589,097
7,318,056	Indymac Index Mortgage Loan Trust (06-AR19-4A1), 2.503%, due 08/25/36 (2)(6)	5,526,786
14,829,955	Indymac Index Mortgage Loan Trust (06-AR39-A1), 0.361%, due 02/25/37 (2)(6)	12,097,684
9,649,652	Indymac Index Mortgage Loan Trust (06-AR8-A3A), 0.411%, due 07/25/46 (2)(6)	7,939,791
34,889	Indymac Index Mortgage Loan Trust (07-AR11-1A1), 2.42%, due 06/25/37 (2)(6)	26,608

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2015

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$17,222,091	Indymac Index Mortgage Loan Trust (07-AR13-4A1), 6.449%, due 07/25/37 (2)(6)	$11,107,939
27,094,747	Indymac Index Mortgage Loan Trust (07-AR5-2A1), 2.69%, due 05/25/37 (2)(6)	21,264,391
6,988,759	Indymac Index Mortgage Loan Trust (07-AR7-1A1), 2.71%, due 11/25/37 (2)	6,652,859
20,178,897	Indymac Index Mortgage Loan Trust (07-FLX1-A2), 0.361%, due 02/25/37 (2)	19,174,888
801,074	Jefferies & Co., Inc. (09-R3-1A1), (144A), 2.392%, due 12/26/35 (1)(2)	807,434
378,571	Jefferies & Co., Inc. (11-R1-2A1), (144A), 0.295%, due 08/26/47 (1)(2)	378,245
12,527,708	JPMorgan Alternative Loan Trust (06-A2-5A1), 4.841%, due 05/25/36 (2)(6)	9,662,408
13,788,279	JPMorgan Alternative Loan Trust (06-A4-A8), 6.2%, due 09/25/36 (2)(6)	13,597,794
9,333,017	JPMorgan Mortgage Acquisition Corp. (06-CH2-AF4), 5.763%, due 10/25/36	7,609,271
29,015,000	JPMorgan Mortgage Acquisition Corp. (07-CH4-A4), 0.341%, due 01/25/36 (2)	26,550,669
1,018,042	JPMorgan Mortgage Trust (05-A6-7A1), 2.529%, due 08/25/35 (2)(6)	967,880
6,612,391	JPMorgan Mortgage Trust (06-A2-5A3), 2.433%, due 11/25/33 (2)	6,635,649
1,096,669	JPMorgan Mortgage Trust (06-A4-1A4), 2.593%, due 06/25/36 (2)(6)	968,280
48,704	JPMorgan Mortgage Trust (06-A7-2A4R), 2.548%, due 01/25/37 (2)(6)	45,000
2,429,377	JPMorgan Mortgage Trust (06-S2-2A2), 5.875%, due 06/25/21 (6)	2,431,472
4,115,881	JPMorgan Resecuritization Trust Series (10-4-1A1), (144A), 2.629%, due 07/26/36 (1)(2)	4,139,958
1,076,012	JPMorgan Resecuritization Trust Series (10-5-3A1), (144A), 2.361%, due 08/26/36 (1)(2)	1,081,120
9,569,071	JPMorgan Resecuritization Trust Series (12-3-A3), (144A), 0.344%, due 11/26/36 (1)(2)	9,284,883
1,368,912	Lehman Mortgage Trust (05-1-6A1), 5%, due 11/25/20 (6)	1,233,296
4,972,471	Lehman Mortgage Trust (06-4-4A1), 6%, due 08/25/21 (6)	4,932,314
3,671,564	Lehman Mortgage Trust (07-10-4A1), 6%, due 01/25/27 (6)	2,820,297
32,393,906	Lehman XS Trust (06-10N-1A3A), 0.391%, due 07/25/46 (2)(6)	25,902,750
9,499,931	Lehman XS Trust (06-12N-A31A), 0.381%, due 08/25/46 (2)(6)	7,320,020
10,595,563	Lehman XS Trust (06-13-1A2), 0.351%, due 09/25/36 (2)(6)	9,511,944
10,689,929	Lehman XS Trust (06-19-A2), 0.351%, due 12/25/36 (2)(6)	8,921,494
23,017,264	Lehman XS Trust (06-9-A1B), 0.341%, due 05/25/46 (2)(6)	19,636,051
2,032	Lehman XS Trust (06-GP1-A2A), 0.351%, due 05/25/46 (2)(6)	2,041
9,894,306	Lehman XS Trust (06-GP4-3A2A), 0.341%, due 08/25/46 (2)(6)	9,526,055
2,523,195	Lehman XS Trust (07-4N-1A1), 0.311%, due 03/25/47 (2)(6)	2,457,736
12,591,242	Long Beach Mortgage Loan Trust (06-WL1-1A3), 0.511%, due 01/25/46 (2)	11,255,228
14,950,000	Long Beach Mortgage Loan Trust (06-WL1-2A4), 0.521%, due 01/25/46 (2)	12,523,406
8,589,982	Luminent Mortgage Trust (07-2-1A3), 0.401%, due 05/25/37 (2)(6)	7,864,541
10,950,000	Madison Avenue Manufactured Housing Contract (02-A-B1), 3.431%, due 03/25/32 (2)	11,232,618
16,992,259	MASTR Adjustable Rate Mortgages Trust (04-9-M1), 0.761%, due 11/25/34 (2)	16,742,915
417,011	MASTR Adjustable Rate Mortgages Trust (07-2-A2), 0.291%, due 03/25/47 (2)	409,381
8,776,797	MASTR Alternative Loans Trust (05-4-1A1), 6.5%, due 05/25/35	8,800,556
83,539	MASTR Alternative Loans Trust (06-2-2A1), 0.581%, due 03/25/36 (2)(6)	20,952

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$252,033	MASTR Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	$259,464
94,188	MASTR Asset Securitization Trust (06-3-2A1), 0.631%, due 10/25/36 (2)(6)	64,095
1,732,769	MASTR Asset-Backed Securities Trust (06-AB1-A2), 0.411%, due 02/25/36 (2)	1,702,220
4,058,968	MASTR Asset-Backed Securities Trust (06-AB1-A4), 5.719%, due 02/25/36	4,123,578
27,885,597	MASTR Asset-Backed Securities Trust (06-HE5-A3), 0.341%, due 11/25/36 (2)	18,503,140
15,081	MASTR Seasoned Securitization Trust (04-1-4A1), 2.485%, due 10/25/32 (2)	15,137
2,609,763	Merrill Lynch Alternative Note Asset Trust (07-A1-A2C), 0.411%, due 01/25/37 (2)	1,327,096
1,342,462	Merrill Lynch Alternative Note Asset Trust (07-A1-A3), 0.341%, due 01/25/37 (2)	633,212
10,519,295	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2B), 0.351%, due 04/25/37 (2)	6,253,710
36,813,091	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2C), 0.431%, due 04/25/37 (2)	22,155,112
9,072,796	Merrill Lynch First Franklin Mortgage Loan Trust (07-1-A2D), 0.521%, due 04/25/37 (2)	5,535,050
8,277,517	Merrill Lynch First Franklin Mortgage Loan Trust (07-2-A2C), 0.421%, due 05/25/37 (2)	4,843,379
4,180,421	Merrill Lynch First Franklin Mortgage Loan Trust (07-3-A2B), 0.311%, due 06/25/37 (2)	2,870,737
50,141,697	Merrill Lynch First Franklin Mortgage Loan Trust (07-4-2A3), 0.341%, due 07/25/37 (2)	32,377,246
4,181,611	Merrill Lynch Mortgage-Backed Securities Trust (07-2-1A1), 2.67%, due 08/25/36 (2)(6)	3,881,915
4,667,735	Mid-State Trust (05-1-A), 5.745%, due 01/15/40	5,060,990
2,036,489	Morgan Stanley ABS Capital I, Inc. Trust (04-NC8-M2), 1.141%, due 09/25/34 (2)	1,984,208
5,687,000	Morgan Stanley ABS Capital I, Inc. Trust (05-HE3-M3), 0.976%, due 07/25/35 (2)	5,512,335
15,560,492	Morgan Stanley ABS Capital I, Inc. Trust (05-HE5-M1), 0.601%, due 09/25/35 (2)	15,316,006
4,413,000	Morgan Stanley Home Equity Loan Trust (05-2-M3), 0.856%, due 05/25/35 (2)	4,385,728
5,155,000	Morgan Stanley Home Equity Loan Trust (06-2-A4), 0.461%, due 02/25/36 (2)	4,784,358
7,073,081	Morgan Stanley Mortgage Loan Trust (05-6AR-1A1), 0.461%, due 11/25/35 (2)	6,858,557
1,356,675	Morgan Stanley Mortgage Loan Trust (07-3XS-2A6), 5.763%, due 01/25/47	925,819
4,902,839	Morgan Stanley Mortgage Loan Trust (07-7AX-2A1), 0.301%, due 04/25/37 (2)	2,465,701
6,806,639	Morgan Stanley REREMIC Trust (10-R2-2B), (144A), 0.411%, due 05/26/36 (1)(2)	6,755,928
19,803,012	Morgan Stanley REREMIC Trust (13-R2-1A), (144A), 1.906%, due 10/26/36 (1)(2)	19,640,247
5,063,085	Morgan Stanley REREMIC Trust (13-R3-12A), (144A), 2.928%, due 01/26/47 (1)(2)	5,074,222

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2015

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$16,970,320	Morgan Stanley Resecuritization Trust (14-R2-2A), (144A), 2.011%, due 12/26/46 (1)(2)	$16,946,497
14,333,820	MortgageIT Trust (05-3-A1), 0.481%, due 08/25/35 (2)	13,766,322
7,077,440	MortgageIT Trust (05-4-A1), 0.461%, due 10/25/35 (2)	6,495,158
10,000,000	Nationstar Home Equity Loan Trust (07-B-2AV3), 0.431%, due 04/25/37 (2)	8,424,890
7,490,800	New Century Home Equity Loan Trust (05-1-A1SS), 0.701%, due 03/25/35 (2)	7,485,751
16,239,600	New Century Home Equity Loan Trust (05-2-M1), 0.611%, due 06/25/35 (2)	16,177,555
16,671,785	New Century Home Equity Loan Trust (05-3-M1), 0.661%, due 07/25/35 (2)	16,630,239
8,600,819	Nomura Resecuritization Trust (12-3R-1A1), (144A), 0.344%, due 01/26/37 (1)(2)	8,294,769
21,005,013	Nomura Resecuritization Trust (15-1R-2A1), (144A), 0.371%, due 10/26/36 (1)(2)	20,849,169
12,148,138	Nomura Resecuritization Trust (15-2R-1A1), (144A), 1.128%, due 08/26/46 (1)(2)	12,067,075
19,810,337	Nomura Resecuritization Trust (15-4R-2A1), (144A), 0.484%, due 10/26/36 (1)(2)	19,126,595
14,069,464	Nomura Resecuritization Trust (15-4R-3A1), (144A), 2.475%, due 01/26/36 (1)	14,589,928
22,866,000	Nomura Resecuritization Trust (15-5R-2A1), (144A), 2.41%, due 04/26/35 (1)	23,238,716
4,954,803	Oakwood Mortgage Investors, Inc. (02-A-A4), 6.97%, due 03/15/32 (2)	5,385,348
21,377,509	Opteum Mortgage Acceptance Corp. (06-1-2A1), 5.75%, due 04/25/36 (2)	21,666,768
2,354,826	Origen Manufactured Housing Contract Trust (04-A-M2), 6.64%, due 01/15/35 (2)	2,575,562
1,906,322	Origen Manufactured Housing Contract Trust (04-B-B1), 7.5%, due 11/15/35 (2)	2,137,228
1,167,742	Origen Manufactured Housing Contract Trust (04-B-M2), 6.51%, due 11/15/35 (2)	1,277,556
1,108,602	Origen Manufactured Housing Contract Trust (05-A-B), 6.55%, due 06/15/36 (2)	1,196,694
904,981	Origen Manufactured Housing Contract Trust (05-A-M2), 5.86%, due 06/15/36 (2)	979,890
19,300,000	Ownit Mortgage Loan Asset-Backed Certificates (06-3-A2D), 0.444%, due 03/25/37 (2)	13,918,894
22,948,776	Ownit Mortgage Loan Asset-Backed Certificates (06-6-A2C), 0.334%, due 09/25/37 (2)	13,859,591
8,662,444	Park Place Securities, Inc. (05-WCH1-M2), 0.961%, due 01/25/36 (2)	8,637,748
14,715,000	Park Place Securities, Inc. (05-WCW1-M1), 0.631%, due 09/25/35 (2)	14,648,106
6,580,120	Prime Mortgage Trust (06-1-1A1), 5.5%, due 06/25/36 (6)	6,213,462
7,108,693	RAAC Series Trust (05-SP1-4A1), 7%, due 09/25/34	7,733,067
4,059,701	RAAC Series Trust (07-SP1-A3), 0.661%, due 03/25/37 (2)	3,933,986
1,498,448	RALI Trust (05-QA13-2A1), 3.556%, due 12/25/35 (2)(6)	1,297,484
6,816,253	RALI Trust (05-QA7-A21), 2.916%, due 07/25/35 (2)(6)	6,114,922
13,536,351	RALI Trust (06-QA3-A1), 0.381%, due 04/25/36 (2)(6)	12,271,207
1,026,713	RBSSP Resecuritization Trust (10-12-4A1), (144A), 4%, due 05/21/36 (1)(2)	1,036,069
15,321,192	Residential Accredit Loans, Inc. (05-QA8-CB21), 3.183%, due 07/25/35 (2)(6)	12,680,026
2,272,168	Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35 (6)	2,040,955

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$34,702	Residential Accredit Loans, Inc. (06-QA1-A21), 3.752%, due 01/25/36 (2)(6)	$28,038
29,184,226	Residential Accredit Loans, Inc. (06-QA10-A2), 0.361%, due 12/25/36 (2)(6)	22,765,827
42,874	Residential Accredit Loans, Inc. (06-QA2-1A1), 0.431%, due 02/25/36 (2)(6)	30,641
9,988,684	Residential Accredit Loans, Inc. (06-QO1-3A1), 0.451%, due 02/25/46 (2)	6,346,430
80,416,782	Residential Accredit Loans, Inc. (06-QS10-AV), 0.562%, due 08/25/36 (I/O)(2)	1,833,945
80,862,976	Residential Accredit Loans, Inc. (06-QS11-AV), 0.34%, due 08/25/36 (I/O)(2)	1,149,427
6,771,592	Residential Accredit Loans, Inc. (06-QS5-A5), 6%, due 05/25/36 (6)	5,824,057
112,534,995	Residential Accredit Loans, Inc. (06-QS6-1AV), 0.749%, due 06/25/36 (I/O)(2)	3,596,787
24,282,246	Residential Accredit Loans, Inc. (06-QS7-AV), 0.654%, due 06/25/36 (I/O)(2)	778,369
1,294,628	Residential Accredit Loans, Inc. (06-RS3-A3), 0.381%, due 05/25/36 (2)(6)	1,274,960
5,394,938	Residential Accredit Loans, Inc. (07-QS1-2AV), 0.171%, due 01/25/37 (I/O)(2)	40,919
40,579,044	Residential Accredit Loans, Inc. (07-QS2-AV), 0.326%, due 01/25/37 (I/O)(2)	565,873
155,056,010	Residential Accredit Loans, Inc. (07-QS3-AV), 0.327%, due 02/25/37 (I/O)(2)	2,571,356
18,196,693	Residential Accredit Loans, Inc. (07-QS4-3AV), 0.381%, due 03/25/37 (I/O)(2)	254,544
25,997,819	Residential Accredit Loans, Inc. (07-QS5-AV), 0.249%, due 03/25/37 (I/O)(2)	324,843
5,941,458	Residential Accredit Loans, Inc. (07-QS6-A45), 5.75%, due 04/25/37 (6)	4,799,279
37,478,726	Residential Accredit Loans, Inc. (07-QS8-AV), 0.395%, due 06/25/37 (I/O)(2)	613,358
59,371	Residential Funding Mortgage Securities I (05-SA5-2A), 3.007%, due 11/25/35 (2)(6)	52,782
4,019,378	Residential Funding Mortgage Securities I (06-S10-1A1), 6%, due 10/25/36 (6)	3,654,205
1,395,606	Residential Funding Mortgage Securities I (06-S9-A3), 5.75%, due 09/25/36 (PAC)(6)	1,242,984
15,169,319	Residential Funding Mortgage Securities I (07-S2-A9), 6%, due 02/25/37 (6)	14,065,387
53,052	Residential Funding Mortgage Securities I (07-SA2-2A2), 3.032%, due 04/25/37 (2)	46,644
17,194,533	Saxon Asset Securities Trust (06-2-A2), 0.311%, due 09/25/36 (2)	16,582,012
20,637,033	Saxon Asset Securities Trust (06-3-A3), 0.351%, due 10/25/46 (2)	17,056,632
26,071,310	Saxon Asset Securities Trust (07-2-A2D), 0.781%, due 05/25/47 (2)	18,994,040
4,008,890	Securitized Asset-Backed Receivables LLC Trust (07-BR1-A2C), 0.521%, due 02/25/37 (2)	2,508,350
51,882,369	Securitized Asset-Backed Receivables LLC Trust (07-BR2-A2), 0.411%, due 02/25/37 (2)	28,706,992
25,197,476	Securitized Asset-Backed Receivables LLC Trust (07-NC2-A2B), 0.321%, due 01/25/37 (2)	17,069,262
1,660,053	Sequoia Mortgage Trust (03-8-A1), 0.821%, due 01/20/34 (2)	1,522,051
6,055,223	SG Mortgage Securities Trust (05-OPT1-A3), 0.531%, due 10/25/35 (2)	5,935,681
28,801,259	SG Mortgage Securities Trust (07-NC1-A2), (144A), 0.421%, due 12/25/36 (1)(2)	17,463,039
2,825,156	Soundview Home Equity Loan Trust (05-OPT3-A4), 0.481%, due 11/25/35 (2)	2,814,339
19,565,573	Soundview Home Equity Loan Trust (06-2-A4), 0.451%, due 03/25/36 (2)	19,354,460

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2015

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$10,400,000	Soundview Home Equity Loan Trust (06-OPT4-2A4), 0.411%, due 06/25/36 (2)	$7,341,329
3,262,340	Soundview Home Equity Loan Trust (06-WF2-A2C), 0.321%, due 12/25/36 (2)	3,222,469
4,000,000	Soundview Home Equity Loan Trust (07-OPT3-2A4), 0.431%, due 08/25/37 (2)	2,925,392
1,138,149	Specialty Underwriting & Residential Finance (05-BC3-M1), 0.631%, due 06/25/36 (2)(3)	1,141,530
2,075,324	Specialty Underwriting & Residential Finance (05-BC4-A2C), 0.531%, due 09/25/36 (2)	2,054,058
25,976	Specialty Underwriting & Residential Finance (06-AB3-A2B), 0.331%, due 09/25/37 (2)	15,364
4,943,669	Structured Adjustable Rate Mortgage Loan Trust (04-12-2A), 2.453%, due 09/25/34 (2)	4,934,850
8,866,529	Structured Adjustable Rate Mortgage Loan Trust (04-14-2A), 2.443%, due 10/25/34 (2)	9,123,343
11,737,417	Structured Adjustable Rate Mortgage Loan Trust (05-16XS-A2A), 1.131%, due 08/25/35 (2)	11,202,120
2,163,905	Structured Adjustable Rate Mortgage Loan Trust (05-23-1A3), 2.608%, due 01/25/36 (2)(6)	2,083,871
909,216	Structured Adjustable Rate Mortgage Loan Trust (06-2-5A1), 4.874%, due 03/25/36 (2)(6)	766,037
3,793,381	Structured Adjustable Rate Mortgage Loan Trust (06-4-5A1), 5.033%, due 05/25/36 (2)(6)	3,307,016
8,952,470	Structured Adjustable Rate Mortgage Loan Trust (06-5-1A1), 2.582%, due 06/25/36 (2)(6)	7,573,104
6,119,082	Structured Adjustable Rate Mortgage Loan Trust (07-1-1A1), 2.611%, due 02/25/37 (2)(6)	5,301,891
2,063,191	Structured Asset Investment Loan Trust (05-3-M1), 0.751%, due 04/25/35 (2)	2,064,435
256,600	Structured Asset Mortgage Investments, Inc. (06-AR3-24A1), 2.373%, due 05/25/36 (2)	174,830
43,542,648	Structured Asset Mortgage Investments, Inc. (07-AR6-A1), 1.637%, due 08/25/47 (2)	36,796,019
1,851,672	Structured Asset Securities Corp. (05-2XS-1A5B), 4.65%, due 02/25/35	1,873,207
22,668,599	Structured Asset Securities Corp. (06-EQ1A-A4), (144A), 0.331%, due 07/25/36 (1)(2)	22,180,567
14,345,000	Structured Asset Securities Corp. (06-WF2-A4), 0.491%, due 07/25/36 (2)	13,361,277
88,745	Structured Asset Securities Corp. (07-BC3-2A1), 0.241%, due 05/25/47 (2)	89,015
478,270	Suntrust Adjustable Rate Mortgage Loan Trust (07-2-2A1), 2.712%, due 04/25/37 (2)(6)	399,294
22,170	Suntrust Adjustable Rate Mortgage Loan Trust (07-3-1A1), 2.63%, due 06/25/37 (2)	20,234
1,730,666	Suntrust Adjustable Rate Mortgage Loan Trust (07-S1-2A1), 2.682%, due 01/25/37 (2)	1,719,021
352,510	Wachovia Mortgage Loan Trust LLC (06-AMN1-A3), 0.414%, due 08/25/36 (2)	222,111
14,237,986	WaMu Mortgage Pass-Through Certificates (04-AR14-A1), 2.396%, due 01/25/35 (2)	14,408,743

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$14,568,139	WaMu Mortgage Pass-Through Certificates (05-AR13-A1A1), 0.471%, due 10/25/45 (2)	$13,673,514
1,179,958	WaMu Mortgage Pass-Through Certificates (05-AR13-A1A2), 1.587%, due 10/25/45 (2)	1,177,951
3,105,349	WaMu Mortgage Pass-Through Certificates (05-AR14-2A1), 2.392%, due 12/25/35 (2)	2,861,784
4,731,542	WaMu Mortgage Pass-Through Certificates (05-AR18-1A1), 2.358%, due 01/25/36 (2)	4,560,917
445,134	WaMu Mortgage Pass-Through Certificates (05-AR2-2A1A), 0.491%, due 01/25/45 (2)	418,241
283,971	WaMu Mortgage Pass-Through Certificates (05-AR7-A2), 2.36%, due 08/25/35 (2)	284,209
11,895,056	WaMu Mortgage Pass-Through Certificates (05-AR9-A1A), 0.501%, due 07/25/45 (2)	11,429,769
31,761,679	WaMu Mortgage Pass-Through Certificates (06-AR1-2A1A), 1.207%, due 01/25/46 (2)	30,987,377
7,829,131	WaMu Mortgage Pass-Through Certificates (06-AR11-1A), 1.097%, due 09/25/46 (2)	6,754,343
8,555,234	WaMu Mortgage Pass-Through Certificates (06-AR17-1A1A), 0.938%, due 12/25/46 (2)	7,908,365
155,276	Washington Mutual Alternative Mortgage Pass-Through Certificates (02-AR1-1A1), 2.332%, due 11/25/30 (2)	155,343
2,462,170	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36 (6)	2,259,903
4,064,599	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1), 0.781%, due 07/25/36 (2)(6)	2,610,016
6,859,116	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-AR10-A2A), 0.351%, due 12/25/36 (2)	5,437,825
8,373,172	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA1-2A), 0.857%, due 12/25/46 (2)(6)	5,679,096
7,718,377	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA2-2A), 0.837%, due 01/25/47 (2)(6)	5,548,564
2,820,038	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OA3-5A), 1.948%, due 04/25/47 (2)(6)	2,161,477
8,257,779	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-OC2-A3), 0.491%, due 06/25/37 (2)(6)	6,887,565
11,691,000	Washington Mutual Asset-Backed Certificates (06-HE1-2A4), 0.454%, due 04/25/36 (2)	10,197,834
17,378,012	Wells Fargo Home Equity Asset-Backed Securities (06-3-A2), 0.331%, due 01/25/37 (2)	16,591,205
5,521,000	Wells Fargo Home Equity Asset-Backed Securities (07-1-A3), 0.501%, due 03/25/37 (2)	3,959,673
11,282,003	Wells Fargo Mortgage Loan Trust (11-RR3-A1), (144A), 2.627%, due 03/27/37 (1)(2)	11,106,465
9,646,609	Wells Fargo Mortgage Loan Trust (12-RR2-1A1), (144A), 0.351%, due 09/27/47 (1)(2)	9,310,965
7,155,033	Wells Fargo Mortgage-Backed Securities Trust (04-DD-2A6), 2.615%, due 01/25/35 (2)	7,144,808
12,109,592	Wells Fargo Mortgage-Backed Securities Trust (06-AR11-A6), 2.61%, due 08/25/36 (2)	11,262,220

See accompanying notes to financial statements.

TCW Total Return Bond Fund

April 30, 2015

Principal Amount	Fixed Income Securities	Value
	Residential Mortgage-Backed Securities — Non-Agency (Continued)
$8,310,707	Wells Fargo Mortgage-Backed Securities Trust (06-AR6-4A1), 2.625%, due 03/25/36 (2)	$8,279,501
4,654,855	Wells Fargo Mortgage-Backed Securities Trust (06-AR7-2A4), 2.706%, due 05/25/36 (2)(6)	4,287,292
9,799,185	Wells Fargo Mortgage-Backed Securities Trust (07-10-1A32), 6%, due 07/25/37 (6)	9,671,306
836,857	Wells Fargo Mortgage-Backed Securities Trust (07-AR4-A1), 2.564%, due 08/25/37 (2)(6)	745,668
4,767,916	Wells Fargo Mortgage-Backed Securities Trust (08-1-4A1), 5.75%, due 02/25/38	5,041,573

	Total Residential Mortgage-Backed Securities — Non-Agency (Cost: $2,190,595,052)	2,566,622,729

	U.S. Government Agency Obligation (Cost: $76,620,000) (0.9%)
76,620,000	Federal Home Loan Bank, 0.75%, due 05/26/28 (3)	76,662,869

	U.S. Treasury Securities (20.7%)
372,320,000	U.S. Treasury Bond, 2.5%, due 02/15/45 (3)	353,413,143
241,760,000	U.S. Treasury Note, 0.25%, due 08/15/15 (3)	241,920,529
377,955,000	U.S. Treasury Note, 0.25%, due 11/30/15 (3)	378,202,228
44,295,000	U.S. Treasury Note, 0.375%, due 06/30/15 (3)	44,320,089
107,980,000	U.S. Treasury Note, 1.375%, due 04/30/20	107,646,779
85,000,000	U.S. Treasury Note, 1.75%, due 07/31/15 (3)	85,358,615
89,000,000	U.S. Treasury Note, 1.875%, due 06/30/15 (3)	89,271,183
450,370,000	U.S. Treasury Note, 2%, due 02/15/25	448,710,022
80,935,000	U.S. Treasury Note, 2.625%, due 08/15/20 (3)	85,474,968

	Total U.S. Treasury Securities (Cost: $1,838,796,547)	1,834,317,556

	Total Fixed Income Securities (Cost: $8,951,517,735) (106.4%)	9,436,062,822

Number of Shares	Money Market Investments
113,021,000	Morgan Stanley Liquidity Fund — Government Portfolio, 0.04% (8)	113,021,000

	Total Money Market Investments (Cost: $113,021,000) (1.3%)	113,021,000

Principal Amount	Short-Term Investments
	Discount Notes (8.4%)
$200,000,000	Federal Home Loan Bank Discount Note, 0.01%, due 06/11/15 (9)	199,991,600
175,000,000	Federal Home Loan Bank Discount Note, 0.01%, due 05/27/15 (3)(9)	174,997,550
190,000,000	Federal Home Loan Bank Discount Note, 0.01%, due 05/22/15 (9)	189,997,720
101,563,000	Federal Home Loan Bank Discount Note, 0.05%, due 05/06/15 (9)	101,562,695
80,000,000	Federal National Mortgage Association Discount Note, 0.1%, due 08/17/15 (9)	79,986,800

	Total Discount Notes (Cost: $746,507,516)	746,536,365

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments	Value
	U.S. Treasury Securities (0.1%)
$4,680,000	U.S. Treasury Bill, 0.01%, due 06/11/15(9)	$4,680,000
53,000	U.S. Treasury Bill, 0.01%, due 05/07/15(9)	53,000

	Total U.S. Treasury Securities (Cost: $4,733,000)	4,733,000

	Total Short-Term Investments (Cost: $751,240,516) (8.5%)	751,269,365

	Total Investments (Cost: $9,815,779,251) (116.2%)	10,300,353,187
	Liabilities in Excess of Other Assets (-16.2%)	(1,434,977,678)

	Net Assets (100.0%)	$8,865,375,509

Futures Contracts
Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation
BUY
2,255	90 Day Eurodollar Futures	03/14/16	$559,268,187	$1,825,941
2,255	90 Day Eurodollar Futures	06/13/16	558,197,062	1,656,055
2,255	90 Day Eurodollar Futures	09/19/16	557,069,563	1,486,930
2,255	90 Day Eurodollar Futures	12/19/16	555,998,438	1,403,129

			$2,230,533,250	$6,372,055

Notes to the Schedule of Investments:

ABS -	Asset-Backed Securities.
ACES -	Alternative Credit Enhancement Securities.
ARM -	Adjustable-Rate Mortgage.
CDO -	Collateralized Debt Obligation.
CLO -	Collateralized Loan Obligation.
I/F -	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O -	Interest Only Security.
PAC -	Planned Amortization Class.
P/O -	Principal Only Security.
TAC -	Target Amortization Class.
TBA -	To be Announced.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2015, the value of these securities amounted to $771,657,697 or 8.7% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2015.
(3)	All or a portion of this security is segregated to cover open futures contracts, when-issued, delayed-delivery or forward commitments. (Note 2)
(4)	As of April 30, 2015, security is not accruing interest.
(5)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.
(6)	A portion of the principal balance has been written-off during the period due to defaults in the underlying loans.
(7)	This security is purchased on a when-issued, delayed delivery or forward commitment basis.
(8)	Rate disclosed is the 7-day net yield as of April 30, 2015.
(9)	Rate shown represents yield-to-maturity.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Investments by Industry (Unaudited)	April 30, 2015

Industry	Percentage of Net Assets
Asset-Backed Securities	7.4%
Commercial Mortgage-Backed Securities — Agency	5.3
Commercial Mortgage-Backed Securities — Non-Agency	0.7
Residential Mortgage-Backed Securities — Agency	42.5
Residential Mortgage-Backed Securities — Non-Agency	28.9
U.S. Government Agency Obligations	0.9
U.S. Treasury Securities	20.7
Money Market Investments	1.3
Short-Term Investments	8.5

Total	116.2%

See accompanying notes to Schedule of Investments.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2015

	TCW Core Fixed Income Fund	TCW Enhanced Commodity Strategy Fund (1)		TCW Global Bond Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (2)	$1,879,378	$2,646		$15,995
Cash	15	—	(3)	—
Receivable for Securities Sold	1	—		—
Receivable for When-Issued Securities	41,911	—		82
Receivable for Fund Shares Sold	10,783	—		—
Interest and Dividends Receivable	5,201	8		112
Receivable from Investment Advisor	—	18		6
Unrealized Appreciation on Open Forward Foreign Currency Contracts	—	—		46
Cash Collateral Held for Brokers	—	397		10
Open Swap Agreements, at Value	—	56		—
Prepaid Expenses	47	24		20

Total Assets	1,937,336	3,149		16,271

LIABILITIES
Distributions Payable	229	—		—
Payable for Securities Purchased	7,565	1		—
Payable for When-Issued Securities	245,654	—		773
Payable for Fund Shares Redeemed	2,333	—		—
Accrued Directors’ Fees and Expenses	8	8		7
Accrued Compliance Expense	7	—	(3)	—	(3)
Accrued Management Fees	549	1		7
Accrued Distribution Fees	122	—	(3)	2
Unrealized Depreciation on Open Forward Foreign Currency Contracts	—	—		16
Other Accrued Expenses	231	56		10

Total Liabilities	256,698	66		815

NET ASSETS	$1,680,638	$3,083		$15,456

NET ASSETS CONSIST OF:
Paid-in Capital	$1,634,710	$4,198		$15,294
Accumulated Net Realized Gain (Loss) on Investments, Swap Agreements and Foreign Currency	22,095	(1,205)		20
Unrealized Appreciation of Investments, Swap Agreements and Foreign Currency	26,703	128		16
Undistributed (Overdistributed) Net Investment Income	(2,870)	(38)		126

NET ASSETS	$1,680,638	$3,083		$15,456

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$1,088,090	$1,714		$8,001

N Class Share	$592,548	$1,369		$7,455

CAPITAL SHARES OUTSTANDING: (4)
I Class Share	96,349,455	271,217		799,068

N Class Share	52,549,891	216,301		744,553

NET ASSET VALUE PER SHARE: (5)
I Class Share	$11.29	$6.32		$10.01

N Class Share	$11.28	$6.33		$10.01

(1)	Consolidated Statement of Asset and Liabilities (See Note 2).
(2)	The identified cost for the TCW Core Fixed Income Fund, the TCW Enhanced Commodity Strategy Fund and the TCW Global Bond Fund at April 30, 2015 was $1,852,675, $2,574 and $16,008, respectively.
(3)	Amount rounds to less than $1.
(4)	The number of authorized shares with a par value of $0.001 per share, for the TCW Core Fixed Income Fund is 1,667,000,000 for each of the I Class and N Class shares, the TCW Enhanced Commodity Strategy Fund and the TCW Global Bond Fund is 2,000,000,000 for each of the I Class and N Class shares.
(5)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2015

	TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$37,455	$14,777	$10,300,353
Cash	—	—	2,124
Receivable for Securities Sold	750	3	3,536
Receivable for When-Issued Securities	66	—	130,858
Receivable for Fund Shares Sold	72	—	26,798
Interest and Dividends Receivable	476	46	17,442
Receivable from Investment Advisor	12	15	752
Open Swap Agreements, at Value	6	—	—
Prepaid Expenses	27	12	203

Total Assets	38,864	14,853	10,482,066

LIABILITIES
Distributions Payable	23	2	3,732
Payable for Securities Purchased	719	—	22,748
Payable for When-Issued Securities	140	—	1,573,980
Payable for Fund Shares Redeemed	52	283	9,924
Accrued Directors’ Fees and Expenses	8	8	8
Accrued Compliance Expense	— (2)	1	20
Accrued Management Fees	14	4	3,648
Accrued Distribution Fees	3	—	494
Interest Payable on Swap Agreements	1	—	—
Payable for Daily Variation Margin on Open Financial Futures Contracts	—	—	677
Other Accrued Expenses	36	9	1,459

Total Liabilities	996	307	1,616,690

NET ASSETS	$37,868	$14,546	$8,865,376

NET ASSETS CONSIST OF:
Paid-in Capital	$38,497	$22,089	$8,277,736
Accumulated Net Realized Gain (Loss) on Investments and Swap Agreements	(957)	(7,532)	86,610
Unrealized Appreciation of Investments, Futures Contracts and Swap Agreements	353	33	490,946
Undistributed (Overdistributed) Net Investment Income	(25)	(44)	10,084

NET ASSETS	$37,868	$14,546	$8,865,376

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$21,207	$14,546	$6,455,600

N Class Share	$16,661		$2,409,776

CAPITAL SHARES OUTSTANDING: (3)
I Class Share	3,343,740	1,667,461	623,215,227

N Class Share	2,606,317		225,480,499

NET ASSET VALUE PER SHARE: (4)
I Class Share	$6.34	$8.72	$10.36

N Class Share	$6.39		$10.69

(1)	The identified cost for the TCW High Yield Bond Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund at April 30, 2015 was $37,088, $14,744 and $9,815,779, respectively.
(2)	Amount rounds to less than $1.
(3)	The number of authorized shares, with a par value of $0.001 per share, for the TCW High Yield Bond Fund is 1,667,000,000 for each of the I Class and N Class shares, the TCW Short Term Bond Fund is 1,666,000,000 for the I Class shares, and the TCW Total Return Bond Fund is 1,666,000,000 for each of the I Class and N Class shares.
(4)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2015

	TCW Core Fixed Income Fund	TCW Enhanced Commodity Strategy Fund (1)	TCW Global Bond Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Interest	$14,464	$25	$246

Total	14,464	25	246

Expenses:
Management Fees	3,056	9	42
Accounting Services Fees	58	12	2
Administration Fees	35	18	1
Transfer Agent Fees:
I Class	177	4	2
N Class	304	3	2
Custodian Fees	24	13	10
Professional Fees	46	22	15
Directors’ Fees and Expenses	13	13	13
Registration Fees:
I Class	18	7	7
N Class	12	7	7
Distribution Fees:
N Class	751	2	9
Compliance Expense	8	— (2)	— (2)
Shareholder Reporting Expense	4	1	1
Other	72	3	1

Total	4,578	114	112

Less expenses waived/reimbursed	—	83	—
Less Expenses Borne by Investment Advisor:
I Class	—	9	10
N Class	—	11	19

Net Expenses	4,578	11	83

Net Investment Income	9,886	14	163

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	18,601	(1)	218
Foreign Currency	—	—	(191)
Swap Agreements	—	(453)	—
Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,650)	(6)	(512)
Foreign Currency	—	—	79
Swap Agreements	—	47	—

Net Realized and Unrealized Gain (Loss) on Investments	15,951	(413)	(406)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,837	$(399)	$(243)

(1)	Consolidated Statement of Operations (See Note 2).
(2)	Amount rounds to less than $1.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2015

	TCW High Yield Bond Fund	TCW Short Term Bond Fund	TCW Total Return Bond Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Interest	$751	$96	$123,295

Total	751	96	123,295

Expenses:
Management Fees	72	33	21,620
Accounting Services Fees	13	1	376
Administration Fees	1	1	224
Transfer Agent Fees:
I Class	6	9	1,877
N Class	4	—	971
Custodian Fees	10	11	73
Professional Fees	18	27	159
Directors’ Fees and Expenses	13	13	13
Registration Fees:
I Class	7	9	52
N Class	8	—	62
Distribution Fees:
N Class	14	—	2,835
Compliance Expense	— (1)	1	58
Shareholder Reporting Expense	2	—	13
Other	3	2	473

Total	171	107	28,806

Less Expenses Borne by Investment Advisor:
I Class	42	65	3,252
N Class	27	—	965

Net Expenses	102	42	24,589

Net Investment Income	649	54	98,706

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Loss on Investments	(342)	(1)	64,640
Swap Agreements	(4)	—	—
Change in Unrealized Appreciation (Depreciation) on:
Investments	356	(15)	(15,093)
Futures Contracts	—	—	8,287
Swap Agreements	3	—	—

Net Realized and Unrealized Gain (Loss) on Investments	13	(16)	57,834

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$662	$38	$156,540

(1)	Amount rounds to less than $1.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Core Fixed Income Fund		TCW Enhanced Commodity Strategy Fund (1)
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
OPERATIONS
Net Investment Income	$9,886	$20,838	$14	$49
Net Realized Gain (Loss) on Investments and Swap Agreements	18,601	9,559	(454)	(265)
Change in Unrealized Appreciation (Depreciation) on Investments and Swap Agreements	(2,650)	15,013	41	78

Increase (Decrease) in Net Assets Resulting from Operations	25,837	45,410	(399)	(138)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(8,207)	(9,930)	(10)	(30)
N Class	(4,338)	(9,957)	(7)	(23)
Distributions from Net Realized Gain:
I Class	(2,547)	—	—	(8)
N Class	(1,706)	—	—	(7)

Total Distributions to Shareholders	(16,798)	(19,887)	(17)	(68)

NET CAPITAL SHARE TRANSACTIONS
I Class	436,618	44,731	12	36
N Class	(19,520)	(103,887)	7	28

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	417,098	(59,156)	19	64

Increase (Decrease) in Net Assets	426,137	(33,633)	(397)	(142)
NET ASSETS
Beginning of Period	1,254,501	1,288,134	3,480	3,622

End of Period	$1,680,638	$1,254,501	$3,083	$3,480

Overdistributed Net Investment Income	$(2,870)	$(211)	$(38)	$(35)

(1)	Consolidated Statement of Changes in Net Assets (See Note 2).

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Global Bond Fund		TCW High Yield Bond Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
OPERATIONS
Net Investment Income	$163	$344	$649	$1,538
Net Realized Gain (Loss) on Investments, Swap Agreements and Foreign Currency Transactions	27	(101)	(346)	448
Change in Unrealized Appreciation (Depreciation) on Investments, Foreign Currency Transactions and Swap Agreements	(433)	(305)	359	(208)

Increase (Decrease) in Net Assets Resulting from Operations	(243)	(62)	662	1,778

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(56)	(102)	(454)	(1,077)
N Class	(52)	(96)	(256)	(531)
Distributions from Net Realized Gain:
I Class	(13)	(62)	—	—
N Class	(12)	(58)	—	—

Total Distributions to Shareholders	(133)	(318)	(710)	(1,608)

NET CAPITAL SHARE TRANSACTIONS
I Class	58	(2,844)	583	(5,576)
N Class	71	(3,989)	4,129	(2,112)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	129	(6,833)	4,712	(7,688)

Increase (Decrease) in Net Assets	(247)	(7,213)	4,664	(7,518)
NET ASSETS
Beginning of Period	15,703	22,916	33,204	40,722

End of Period	$15,456	$15,703	$37,868	$33,204

Undistributed (Overdistributed) Net Investment Income	$126	$71	$(25)	$36

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Short Term Bond Fund		TCW Total Return Bond Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
OPERATIONS
Net Investment Income	$54	$137	$98,706	$198,899
Net Realized Gain (Loss) on Investments	(1)	28	64,640	88,840
Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts	(15)	(36)	(6,806)	49,704

Increase in Net Assets Resulting from Operations	38	129	156,540	337,443

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(97)	(232)	(67,082)	(140,589)
N Class	—	—	(20,012)	(56,526)
Distributions from Net Realized Gain:
I Class	—	—	(25,108)	—
N Class	—	—	(8,273)	—

Total Distributions to Shareholders	(97)	(232)	(120,475)	(197,115)

NET CAPITAL SHARE TRANSACTIONS
I Class	(6,475)	5,981	299,741	946,073
N Class	—	—	222,984	(357,669)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(6,475)	5,981	522,725	588,404

Increase (Decrease) in Net Assets	(6,534)	5,878	558,790	728,732
NET ASSETS
Beginning of Period	21,080	15,202	8,306,586	7,577,854

End of Period	$14,546	$21,080	$8,865,376	$8,306,586

Undistributed (Overdistributed) Net Investment Income	$(44)	$(1)	$10,084	$(1,528)

See accompanying notes to financial statements.

TCW Funds, Inc.

Notes to Financial Statements	April 30, 2015

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), that currently offers 22 no-load mutual funds (the “Funds”). TCW Investment Management Company (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the 6 Fixed Income Funds that are covered in this report:

TCW Fund	Investment Objective
Diversified Fixed Income Funds

TCW Core Fixed Income Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing at least 80% of the value of its net assets in debt securities.

TCW High Yield Bond Fund	Seeks to maximize income and achieve above average total return consistent with reasonable risk over a full market cycle by investing at least 80% of the value of its net assets in high yield/below investment grade bonds, commonly known as “junk” bonds.

TCW Short Term Bond Fund	Seeks to maximize current income by investing at least 80% of the value of its net assets in a diversified portfolio of debt securities of varying maturities including bonds, notes and other similar fixed income instruments issued by governmental or private sector issuers.

TCW Total Return Bond Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing at least 80% of the value of its net assets in debt securities.
Non-Diversified Fixed Income Funds

TCW Enhanced Commodity Strategy Fund	Seeks total return which exceeds that of its commodity benchmark by investing in commodity linked derivative instruments backed by a portfolio of fixed income instruments. TCW Cayman Enhanced Commodity Fund is a wholly owned subsidiary of the TCW Enhanced Commodity Strategy Fund.

TCW Global Bond Fund	Seeks total return by investing at least 80% of its net assets in debt securities of government and corporate issuers in at least three countries, and will invest at least 30% of its net assets in securities of issuers located outside the United States.

Note 1 — Organization

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 1 — Organization (Continued)

All Funds, except for the TCW Short Term Bond Fund, offer two classes of shares: I Class and N Class. The TCW Short Term Bond Fund offers only the I Class shares. The classes are substantially the same except that the N Class shares are subject to a distribution fee (see Note 6).

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes. Each Fund is considered an investment company under the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) No. 946, Financial Services — Investment Companies.

Principles of Consolidation:    The financial statements of the TCW Enhanced Commodity Strategy Fund (“Parent”) are consolidated with the TCW Cayman Enhanced Commodity Fund, Ltd (“Subsidiary”), organized under the laws of the Cayman Islands. The Parent gains exposure to the commodity markets, in whole or in part, through investments in the Subsidiary which has the same objective, investment policies and restrictions as the Parent. The accompanying consolidated financial statements include the accounts of the Subsidiary. The Parent may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2015 were $490,520 or 15.91% of the Parent’s consolidated net assets. Intercompany balances and transactions have been eliminated in consolidation.

Net Asset Value:    The Net Asset Value of each Class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that Class at the close of the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern Time or 1:00 p.m. Pacific Time, but the NYSE sometimes closes earlier) on each day that the NYSE is open for trading.

Security Valuations:    Securities listed or traded on the New York and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ stock market are valued using official closing prices as reported by NASDAQ. All other securities including short-term securities for which over-the-counter (“OTC”) market quotations are readily available are valued with prices furnished by independent pricing services or by broker dealers. Repurchase agreements are priced at cost which approximates market value.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that prices received are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of Company’s Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value inputs for disclosure purposes. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may

TCW Funds, Inc.

April 30, 2015

Note 2 — Significant Accounting Policies (Continued)

be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:    A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Asset-backed securities and mortgage-backed securities.    The fair value of asset-backed securities and mortgage-backed securities is estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Bank loans.    The fair value of bank loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable and are obtained from independent sources. Bank loans are generally categorized in Level 2 of the fair value hierarchy.

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

Corporate bonds.    The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Credit default swaps.    Credit default swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

Foreign currency contracts.    The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized in Level 2 of the fair value hierarchy.

Futures contracts.    Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. As such they are categorized in Level 1.

Money market funds.    Money market funds are open-end mutual funds that invest in short-term debt securities. To the extent that these funds are valued based upon the reported net asset value, they are categorized in Level 1 of the fair value hierarchy.

Municipal bonds.    Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized in Level 2; otherwise the fair values would be categorized in Level 3.

Restricted securities.    Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Short-term investments.    Short-term investments are valued using market price quotations, and are reflected in Level 2 of the fair value hierarchy.

Total return swaps.    Total return swaps are fair valued using pricing models that take into account among other factor, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of the total return swaps would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

U.S. and foreign government and agency securities.    U.S. and foreign government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. and foreign government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

TCW Funds, Inc.

April 30, 2015

Note 2 — Significant Accounting Policies (Continued)

The following is a summary of the inputs used as of April 30, 2015 in valuing the TCW Funds:

TCW Core Fixed Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$276,571,841	$—	$276,571,841
Municipal Bonds	—	21,633,346	—	21,633,346
Foreign Government Bonds	—	213,131	—	213,131
Asset-Backed Securities	—	156,894,993	—	156,894,993
Commercial Mortgage-Backed Securities — Agency	—	106,268,891	—	106,268,891
Commercial Mortgage-Backed Securities — Non-Agency	—	58,384,004	—	58,384,004
Residential Mortgage-Backed Securities — Agency	—	379,524,407	—	379,524,407
Residential Mortgage-Backed Securities — Non-Agency	—	163,811,170	—	163,811,170
U.S. Government Agency Obligations	—	17,982,286	—	17,982,286
U.S. Treasury Securities	432,219,245	88,339,011	—	520,558,256

Total Fixed Income Securities	432,219,245	1,269,623,080	—	1,701,842,325

Money Market Investments	33,290,000	—	—	33,290,000
Short-Term Investments*	—	144,245,632	—	144,245,632

Total Investments	$465,509,245	$1,413,868,712	$—	$1,879,377,957

*	See Schedule of Investments for corresponding industries.

TCW Enhanced Commodity Strategy Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$36,376	$—	$36,376
Commercial Mortgage-Backed Securities — Agency	—	23,097	—	23,097
Commercial Mortgage-Backed Securities — Non-Agency	—	44,387	—	44,387
Residential Mortgage-Backed Securities — Agency	—	82,108	—	82,108
Residential Mortgage-Backed Securities — Non-Agency	—	494,247	—	494,247
Corporate Bonds*	—	633,206	—	633,206
U.S. Government Agency Obligations	—	20,026	—	20,026

Total Fixed Income Securities	—	1,333,447	—	1,333,447

Money Market Investments	60,000	—	—	60,000
Short-Term Investments*	—	1,252,126	—	1,252,126

Total Investments	60,000	2,585,573	—	2,645,573

Asset Derivatives
Swap Agreements
Commodity Risk	—	56,215	—	56,215

Total	$60,000	$2,641,788	$—	$2,701,788

*	See Schedule of Investments for corresponding industries.

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW Global Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Corporate Bonds*	$—	$2,739,938	$—	$2,739,938
Foreign Government Bonds	—	5,740,174	—	5,740,174
Asset-Backed Securities	—	878,873	—	878,873
Commercial Mortgage-Backed Securities — Agency	—	618,003	—	618,003
Commercial Mortgage-Backed Securities — Non-Agency	—	284,323	45,813	330,136
Residential Mortgage-Backed Securities — Agency	—	1,698,866	—	1,698,866
Residential Mortgage-Backed Securities — Non-Agency	—	968,389	—	968,389
U.S. Government Agency Obligations	—	240,138	—	240,138
U.S. Treasury Securities	1,493,047	—	—	1,493,047

Total Fixed Income Securities	1,493,047	13,168,704	45,813	14,707,564

Money Market Investments	174,000	—	—	174,000
Short-Term Investments*	—	1,113,807	—	1,113,807

Total Investments	1,667,047	14,282,511	45,813	15,995,371

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	45,683	—	45,683

Total	$1,667,047	$14,328,194	$45,813	$16,041,054

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(15,589)	$—	$(15,589)

Total	$—	$(15,589)	$—	$(15,589)

*	See Schedule of Investments for corresponding industries.

TCW High Yield Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Bank Loans*	$—	$1,129,972	$—	$1,129,972
Corporate Bonds*	—	33,328,129	—	33,328,129

Total Fixed Income Securities	—	34,458,101	—	34,458,101

Money Market Investments	194,000	—	—	194,000
Short-Term Investments*	—	2,803,103	—	2,803,103

Total Investments	194,000	37,261,204	—	37,455,204

Asset Derivatives
Swap Agreements
Credit Risk	—	6,261	—	6,261

Total	$194,000	$37,267,465	$—	$37,461,465

*	See Schedule of Investments for corresponding industries.

TCW Funds, Inc.

April 30, 2015

Note 2 — Significant Accounting Policies (Continued)

TCW Short Term Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Commercial Mortgage-Backed Securities — Agency	$—	$1,137,517	$—	$1,137,517
Commercial Mortgage-Backed Securities — Non-Agency	—	1,295,814	—	1,295,814
Residential Mortgage-Backed Securities — Agency	—	5,520,931	—	5,520,931
Residential Mortgage-Backed Securities — Non-Agency	—	286,857	—	286,857
Corporate Bonds*	—	4,127,660	—	4,127,660
Municipal Bonds	—	235,550	—	235,550
U.S. Government Agency Obligations	—	770,591	—	770,591
U.S. Treasury Securities	1,080,637	—	—	1,080,637

Total Fixed Income Securities	1,080,637	13,374,920	—	14,455,557

Money Market Investments	40,000	—	—	40,000
Short-Term Investments*	—	281,213	—	281,213

Total Investments	$1,120,637	$13,656,133	$—	$14,776,770

*	See Schedule of Investments for corresponding industries.

TCW Total Return Bond Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Asset-Backed Securities	$—	$655,575,749	$—	$655,575,749
Commercial Mortgage-Backed Securities — Agency	—	470,945,412	—	470,945,412
Commercial Mortgage-Backed Securities — Non-Agency	—	60,088,911	—	60,088,911
Residential Mortgage-Backed Securities — Agency	—	3,771,849,596	—	3,771,849,596
Residential Mortgage-Backed Securities — Non-Agency	—	2,554,893,308	11,729,421	2,566,622,729
U.S. Government Agency Obligations	—	76,662,869	—	76,662,869
U.S. Treasury Securities	1,834,317,556	—	—	1,834,317,556

Total Fixed Income Securities	1,834,317,556	7,590,015,845	11,729,421	9,436,062,822

Money Market Investments	113,021,000	—	—	113,021,000
Short-Term Investments*	4,733,000	746,536,365	—	751,269,365

Total Investments	1,952,071,556	8,336,552,210	11,729,421	10,300,353,187

Asset Derivatives
Futures
Interest Rate Risk	6,372,055	—	—	6,372,055

Total	$1,958,443,611	$8,336,552,210	$11,729,421	$10,306,725,242

*	See Schedule of Investments for corresponding industries.

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

The Funds did not have any transfers in or out of Level 1 and Level 2 of the fair value hierarchy during the period ended April 30, 2015.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	TCW Global Bond Fund	TCW High Yield Bond Fund	TCW Total Return Bond Fund
Balance as of October 31, 2014	$—	$—	$12,420,671
Accrued Discounts (Premiums)	1,088	—	—
Realized Gain (Loss)	—	2,874	(783,933)
Change in Unrealized Appreciation	(659)	—	92,683
Purchases	45,384	—	—
Sales	—	(2,874)	—
Transfers in to Level 3 (1)	—	—	—
Transfers out of Level 3 (1)	—	—	—

Balance as of April 30, 2015	$45,813	$—	$11,729,421

Change in Unrealized Appreciation from Investments Still Held at April 30, 2015	$(659)	$—	$92,683

(1)	The Funds recognize transfers in and out at the beginning of the period.

Significant unobservable valuations inputs for Level 3 investments as of April 30, 2015, are as follows:

Description	Fair Value at 04/30/2015	Valuation Techniques*	Unobservable Input	Range
TCW Global Bond Fund
Commercial Mortgage-Backed Securities — Non-Agency	$45,813	Third-party Vendor	Vendor Prices	$0.27–0.48
TCW Total Return Bond Fund
Residential Mortgage-Backed Securities — Non-Agency (Interest Only, Collateral Strip Rate Securities)	$11,729,421	Third-party Vendor	Vendor Prices	$0.76–3.21

*	The valuation technique employed on the Level 3 securities involves the use of the vendor prices. The Advisor monitors the effectiveness of vendor pricing using the valuation process described below.

Level 3 Valuation Process:    Investments classified within Level 3 of the fair value hierarchy may be fair valued by the Advisor with consent by the Company’s Pricing Committee in accordance with the guidelines established by the Board of Directors, and under the general oversight of the Board of Directors. The Company’s Pricing Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Company’s Pricing Committee reports to the Board of Directors at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Company’s fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment. The Advisor, as part of the daily process, conducts back-testing of prices based on daily trade activities.

The Pricing Committee consists of the Chief Risk Officer, Chief Compliance Officer, Treasurer, Assistant Treasurer, Secretary, and a representative from the portfolio management team as well as alternate members as the Board of Directors may from time to time designate. The Pricing Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

TCW Funds, Inc.

April 30, 2015

Note 2 — Significant Accounting Policies (Continued)

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Foreign Currency Translation:    The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes:    The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments:    Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. A derivative contract may result in a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended April 30, 2015, the Funds had the following derivatives and transactions in derivatives, grouped in the following risk categories (amounts in thousands except Notional Amounts or Shares/Units):

	Commodity Risk	Total
TCW Enhanced Commodity Strategy Fund
Statements of Asset and Liabilities:
Asset Derivatives
Open Swap Agreements, at Value	$56	$56

Total Value	$56	$56

Statement of Operations:
Realized Loss on
Swap Agreements	$(453)	$(453)

Total Realized Loss	$(453)	$(453)

Change in Unrealized Appreciation on:
Swap Agreements	$47	$47

Total Change in Unrealized Appreciation	$47	$47

Notional Amounts or Shares/Units (2)
Swap Agreements	$3,134,670	$3,134,670

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

	Credit Risk	Foreign Currency Risk	Interest Rate Risk	Total
TCW Global Bond Fund
Statements of Asset and Liabilities:
Asset Derivatives
Forward Currency Contracts	$—	$46	$—	$46

Total Value	$—	$46	$—	$46

Liability Derivatives
Forward Currency Contracts	$—	$(16)	$—	$(16)

Total Value	$—	$(16)	$—	$(16)

Statement of Operations:
Realized Loss on
Forward Currency Contracts	$—	$(193)	$—	$(193)

Total Realized Loss	$—	$(193)	$—	$(193)

Change in Unrealized Appreciation on:
Forward Currency Contracts	$—	$77	$—	$77

Total Change in Unrealized Appreciation	$—	$77	$—	$77

Notional Amounts or Shares/Units (2)
Forward Currency Contracts	$—	$2,343,766	$—	$2,343,766
TCW High Yield Bond Fund
Statements of Asset and Liabilities:
Asset Derivatives
Open Swap Agreements, at Value	$6	$—	$—	$6

Total Value	$6	$—	$—	$6

Statement of Operations:
Realized Loss on
Swap Agreements	$(4)	$—	$—	$(4)

Total Realized Loss	$(4)	$—	$—	$(4)

Change in Unrealized Appreciation on:
Swap Agreements	$3	$—	$—	$3

Total Change in Unrealized Appreciation	$3	$—	$—	$3

Notional Amounts or Shares/Units (2)
Swap Agreements	$750,000	$—	$—	$750,000
TCW Total Return Bond Fund
Statements of Asset and Liabilities:
Asset Derivatives
Futures Contracts (1)	$—	$—	$6,372	$6,372

Total Value	$—	$—	$6,372	$6,372

Statement of Operations:
Change in Unrealized Appreciation on:
Futures Contracts	$—	$—	$8,287	$8,287

Total Change in Unrealized Appreciation	$—	$—	$8,287	$8,287

Notional Amounts or Shares/Units (2)
Futures Contracts	—	—	9,020	9,020

(1)	Includes cumulative appreciation of futures contracts as reported in the Schedule of Investments. Only variation margin on April 30, 2015 is reported within the Statement of Assets and Liabilities.
(2)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended April 30, 2015.

TCW Funds, Inc.

April 30, 2015

Note 2 — Significant Accounting Policies (Continued)

Counterparty Credit Risk:    Derivative contracts may be exposed to counterparty risk. Losses can occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on Over-the-Counter (OTC) derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

With exchange traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds. In order to better define its contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets declines by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements:    For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by a Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that the Advisor believes

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to FASB ASU No. 2013-01, Disclosures about Offsetting Assets and Liabilities, that requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards.

Repurchase Agreements:    The Funds may enter into repurchase agreements, under the terms of Master Repurchase Agreements (“MRA”). The MRA permits a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. Repurchase agreements outstanding at the end of the year are listed in the Funds’ Schedule of Investments.

The following table presents the Funds’ OTC derivatives assets and liabilities by counterparty net of amounts available for offset under ISDA and/or MRA and net of the related collateral received by the Funds as of April 30, 2015 (in thousands):

TCW Core Fixed Income Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)		Net Amount (1)
State Street Bank & Trust Company (Repurchase Agreement)	$48,251	$—	$48,251	$(48,251)	(2)	$—

Total	$48,251	$—	$48,251	$(48,251)		$—

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
(2)	Collateral with a value of $49,217 has been received in connection with a master repurchase agreement. Excess collateral received from the individual master repurchase agreement is not shown for financial reporting purposes.

TCW Enhanced Commodity Strategy Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)		Net Amount (1)
Citigroup Global Markets, Inc. (Derivatives)	$22	$—	$22	$—		$22
Credit Suisse First Boston Corp. (Derivatives)	34	—	34	—		34
State Street Bank & Trust Company (Repurchase Agreement)	177	—	$177	$(177	) (2)	—

Total	$233	$—	$233	$(177)		$56

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
(2)	Collateral with a value of $183 has been received in connection with a master repurchase agreement. Excess collateral received from the individual master repurchase agreement is not shown for financial reporting purposes.

TCW Funds, Inc.

April 30, 2015

Note 2 — Significant Accounting Policies (Continued)

TCW Global Bond Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)		Net Amount (1)
Barclays Capital (Derivatives)	$43	$(16)	$27	$—		$27
JP Morgan Chase Bank (Derivatives)	3	—	3	—		3
State Street Bank & Trust Company (Repurchase Agreement)	769	—	769	(769	) (2)	—

Total	$815	$(16)	$799	$(769)		$30

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
(2)	Collateral with a value of $785 has been received in connection with a master repurchase agreement. Excess collateral received from the individual master repurchase agreement is not shown for financial reporting purposes.

TCW High Yield Bond Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)		Net Amount (1)
Credit Suisse International (Derivatives)	$4	$—	$4	$—		$4
Goldman Sachs International (Derivatives)	2	—	2	—		2
State Street Bank & Trust Company (Repurchase Agreement)	1,743	—	1,743	(1,743	) (2)	—

Total	$1,749	$—	$1,749	$(1,743)		$6

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
(2)	Collateral with a value of $1,780 has been received in connection with a master repurchase agreement. Excess collateral received from the individual master repurchase agreement is not shown for financial reporting purposes.

TCW Short Term Bond Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)		Net Amount (1)
State Street Bank & Trust Company (Repurchase Agreement)	$181	$—	$181	$(181	) (2)	$—

Total	$181	$—	$181	$(181)		$—

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
(2)	Collateral with a value of $189 has been received in connection with a master repurchase agreement. Excess collateral received from the individual master repurchase agreement is not shown for financial reporting purposes.

Forward Foreign Currency Contracts:    The Funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked to market daily and the change in market value is recorded by the Funds as an unrealized gain or loss in the Statement of Assets and Liabilities. When the contract is closed or delivery is taken, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Outstanding foreign currency forward contracts at April 30, 2015 are disclosed in the Schedule of Investments.

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

Futures Contracts:    The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by a Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Total Return Bond Fund utilized futures to help manage daily liquidity as well as interest rate duration and credit market exposure. Futures contracts outstanding at April 30, 2015 are listed in the Fund’s Schedule of Investments.

Swap Agreements.    The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so called market access transactions).

TCW Funds, Inc.

April 30, 2015

Note 2 — Significant Accounting Policies (Continued)

Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. A Fund’s maximum risk of loss due to counterparty default is the discounted net asset value of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

realized gains and losses, respectively. During the period ended April 30, 2015, the TCW High Yield Bond Fund utilized credit default swaps to manage credit market exposure; and the TCW Enhanced Commodity Strategy Fund used total return swap agreements to gain exposure to the commodity market. Swap agreements outstanding at April 30, 2015 are listed in each Fund’s Schedule of Investments.

Mortgage-Backed Securities:    The Funds may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. These Funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit (“REMIC”). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. These Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Inflation-Indexed Bonds:    The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income.

Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten, twenty, or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate.

TCW Funds, Inc.

April 30, 2015

Note 2 — Significant Accounting Policies (Continued)

The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

While the values of these securities are expected to be protected from long-term inflationary trends, short term increases in inflation may lead to declines in values. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

When-Issued, Delayed-Delivery, To be Announced (“TBA”) and Forward Commitment Transactions:    The Funds may enter into when-issued, delayed-delivery, TBA or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of the Funds’ existing portfolios. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, TBA or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because a Fund is not required to pay for when-issued, delayed-delivery, TBA or forward commitment securities until the delivery date, they may result in a form of leverage to the extent a Fund does not maintain liquid assets equal to the face amount of the contract. To guard against this deemed leverage, the Funds segregate cash and/or securities in an amount or value at least equal to the amount of these transactions.

Dollar Roll Transactions:    The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage-backed securities market. A dollar roll transaction involves a simultaneous sale of securities by a Fund with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by a Fund may decline below the repurchase price of the security and the potential inability of counter parties to complete the transaction. There were no such transactions by the Funds for the period ended April 30, 2015.

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

Reverse Repurchase Agreements:    The Funds may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales of portfolio securities by a Fund concurrently with an agreement by the same Fund to repurchase the same securities at a later date for a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash. There were no reverse repurchase agreements outstanding at April 30, 2015.

Security Lending:    The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2015.

Allocation of Operating Activity for Multiple Classes:    Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of a Fund based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of that class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income, and therefore, the payment of different per share dividends by each class.

Dividends and Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Enhanced Commodity Strategy Fund declares and pays, or reinvests, dividends from net investment income quarterly. The other Fixed Income Funds declare and pay, or reinvest, dividends from net investment income monthly. Distribution of any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal yearend is distributed in the following year.

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

TCW Funds, Inc.

April 30, 2015

Note 3 — Risk Considerations

Market Risk:    The Funds’ investments will fluctuate with market conditions, so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk:    The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk:    The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

Mortgage-Backed and Other Asset-Backed Securities Risk:    Each Fund may invest in mortgage-backed or other asset-backed securities. The values of some mortgage-backed or other asset-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of mortgage-related securities generally will decline; however, when interest rates are declining, the value of mortgage related-securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rate of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Derivatives Risk:    Use of derivatives, which at times is an important part of the Funds’ investment strategies, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Credit Risk:    The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which a Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions. The value of some mortgage-related securities in which the Funds invest also may fall because of unanticipated levels of principal prepayments that can occur when interest rates decline. Certain Funds invest a material portion of their assets in securities of issuers that hold mortgage- and asset-backed securities and direct investments in securities backed by commercial and residential mortgage loans and other financial assets. The value and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on securities backed by commercial and residential mortgage

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 3 — Risk Considerations (Continued)

loans and other financial assets may result in increased volatility of market price and periods of illiquidity that can negatively impact the valuation of certain issuers held by the Funds.

Mortgage-backed securities (“MBS”) and Asset-backed securities (“ABS”) are characterized and classified in a variety of different ways. These classifications include a view of the securities’ cash flow structure (passthrough, sequential pay, prepayment-protected, interest-only, principal-only, etc.), the security of the claim on the underlying assets, (senior, mezzanine and subordinated), as well as types of underlying collateral (prime conforming loans, prime non-conforming loans, Alt-A loans, subprime loans, commercial loans, etc.) In many cases, the classification incorporates a degree of subjectivity: a particular loan might be categorized as “prime” by the underwriting standards of one mortgage issuer while another might classify the loan as “subprime.” In addition to other functions, the risk associated with an investment in a mortgage loan must take into account the nature of the collateral, the form and the level of credit enhancement, the vintage of the loan, the geography of the loan, the purpose of the loan (refinance versus purchase versus equity take-out), the borrower’s credit quality (e.g. FICO score), and whether the loan is a first trust deed or a second lien.

Counterparty Risk:    The Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The exposure to credit and counterparty risks with respect to these financial assets is reflected in fair value recorded in the Funds’ Statements of Assets and Liabilities.

For complete information on the various risks involved, please refer to the Funds’ prospectus and the Statement of Additional Information which can be obtained on the Funds’ website (www.tcw.com) or by calling the customer service.

Note 4 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2015, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Core Fixed Income Fund	$31,775	$(5,562)	$26,213	$1,853,165
TCW Enhanced Commodity Strategy Fund	54	(4)	50	2,596
TCW Global Bond Fund	690	(686)	4	15,991
TCW High Yield Bond Fund	750	(255)	495	36,960
TCW Short Term Bond Fund	83	(130)	(47)	14,824
TCW Total Return Bond Fund	529,368	(33,471)	495,897	9,804,456

TCW Funds, Inc.

April 30, 2015

Note 4 — Federal Income Taxes (Continued)

At October 31, 2014 the components of distributable earnings on a tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Core Fixed Income Fund	$9,424	$612	$10,036
TCW Enhanced Commodity Strategy Fund	—	2	2
TCW Global Bond Fund	—	25	25
TCW High Yield Bond Fund	131	—	131
TCW Short Term Bond Fund	29	—	29
TCW Total Return Bond Fund	29,550	25,786	55,336

For the year ended October 31, 2014, the tax character of distributions paid was as follows (amounts in thousands):

	Ordinary Income	Long-Term Capital Gain	Total Distributions
TCW Core Fixed Income Fund	$19,887	$—	$19,887
TCW Enhanced Commodity Strategy Fund	47	21	68
TCW Global Bond Fund	1	317	318
TCW High Yield Bond Fund	1,608	—	1,608
TCW Short Term Bond Fund	232	—	232
TCW Total Return Bond Fund	197,115	—	197,115

At October 31, 2014, the following Fund had net realized loss carryforwards for federal income tax purposes (amounts in thousands) which were incurred prior to December 22, 2010:

	Expiring In
	2016	2018	2019
TCW Short Term Bond Fund	$230	$7,023	$111

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred after that date will be required to be utilized prior to the losses incurred in the pre-enactment taxable years. As a result of the ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The following Funds had net realized losses that will be carried forward indefinitely for federal income tax purposes (amounts in thousands):

	Short-Term Capita Losses	Long-Term Capita Losses	Total
TCW High Yield Bond Fund	$727	$—	$727
TCW Short Term Bond Fund	76	20	96

The Funds did not have any unrecognized tax benefits at April 30, 2015, nor were there any increases or decreases in unrecognized tax benefits for the period ended April 30, 2015. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 5 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

Fund	Management Fee %
TCW Core Fixed Income Fund	0.40%
TCW Enhanced Commodity Strategy Fund	0.50%
TCW Global Bond Fund	0.55%
TCW High Yield Bond Fund	0.45%
TCW Short Term Bond Fund	0.35%
TCW Total Return Bond Fund	0.50%

In addition to the management fees, the Funds reimburse, with approval by the Company’s Board of Directors, the Advisor’s costs associated in support of the Funds’ Rule 38a-1 compliance obligations. These amounts are allocated to each Fund based on management fees paid and are included in the Statements of Operations.

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Core Fixed Income Fund
I Class	0.49	% (1)
N Class	0.83	% (1)
TCW Enhanced Commodity Strategy Fund
I Class	0.70	% (1)
N Class	0.75	% (1)
TCW Global Bond Fund
I Class	1.13	% (1)
N Class	1.13	% (1)
TCW High Yield Bond Fund
I Class	0.55	% (1)
N Class	0.80	% (1)
TCW Short Term Bond Fund
I Class	0.44	% (1)
TCW Total Return Bond Fund
I Class	0.49	% (1)
N Class	0.79	% (1)

(1)	These limitations are based on an agreement between the Advisor and Company.

The amount borne by the Advisor during the fiscal year when the operating expenses of a fund are in excess of the expense limitation cannot be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Advisor can recapture expenses only within a given fiscal year for that year’s operating expenses.

Directors’ Fees:    Directors who are not affiliated with the Advisor receive compensation from the Funds which are shown on the Statement of Operations. Directors may elect to defer receipt of their fees in accordance with the terms of a Non-Qualified Deferred Compensation Plan. Amounts deferred are recorded on the Funds’ books as other liabilities. Deferred compensation is included within directors’ fees and expenses in the Statements of Assets and Liabilities.

TCW Funds, Inc.

April 30, 2015

Note 6 — Distribution Plan

TCW Funds Distributors (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 7 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the period ended April 30, 2015, were as follows (amounts in thousands):

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Core Fixed Income Fund	$256,139	$95,104	$2,803,939	$2,524,495
TCW Enhanced Commodity Strategy Fund	31	257	20	19
TCW Global Bond Fund	3,910	2,616	8,618	8,236
TCW High Yield Bond Fund	29,380	23,697	—	—
TCW Short Term Bond Fund	150	1,368	340	1,878
TCW Total Return Bond Fund	353,693	377,274	12,509,495	12,295,314

Note 8 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Core Fixed Income Fund	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	46,633,122	$525,824	33,896,593	$376,655
Shares Issued upon Reinvestment of Dividends	987,821	11,137	792,969	8,785
Shares Redeemed	(8,886,533)	(100,343)	(30,829,103)	(340,709)

Net Increase	38,734,410	$436,618	3,860,459	$44,731

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	6,506,698	$73,335	12,036,222	$132,668
Shares Issued upon Reinvestment of Dividends	493,816	5,558	736,566	8,146
Shares Redeemed	(8,726,101)	(98,413)	(22,160,767)	(244,701)

Net Decrease	(1,725,587)	$(19,520)	(9,387,979)	$(103,887)

TCW Enhanced Commodity Strategy Fund	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	397	$3	—	$—
Shares Issued upon Reinvestment of Dividends	1,516	9	4,675	36
Shares Redeemed	—	—	—	—

Net Increase	1,913	$12	4,675	$36

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	—	$—	692	$6
Shares Issued upon Reinvestment of Dividends	1,139	7	3,637	28
Shares Redeemed	—	—	(692)	(6)

Net Increase	1,139	$7	3,637	$28

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 8 — Capital Share Transactions (Continued)

TCW Global Bond Fund	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	338	$4	3,706	$38
Shares Issued upon Reinvestment of Dividends	6,806	69	14,821	152
Shares Redeemed	(1,496)	(15)	(294,020)	(3,034)

Net Increase (Decrease)	5,648	$58	(275,493)	$(2,844)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	676	$7	4,583	$47
Shares Issued upon Reinvestment of Dividends	6,333	64	15,014	154
Shares Redeemed	(39)	—	(406,026)	(4,190)

Net Increase (Decrease)	6,970	$71	(386,429)	$(3,989)

TCW High Yield Bond Fund	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	3,641,120	$22,902	1,559,647	$10,022
Shares Issued upon Reinvestment of Dividends	60,675	383	132,419	846
Shares Redeemed	(3,607,940)	(22,702)	(2,568,395)	(16,444)

Net Increase (Decrease)	93,855	$583	(876,329)	$(5,576)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	2,882,868	$18,335	4,318,604	$27,894
Shares Issued upon Reinvestment of Dividends	40,010	255	77,544	499
Shares Redeemed	(2,276,127)	(14,461)	(4,730,653)	(30,505)

Net Increase (Decrease)	646,751	$4,129	(334,505)	$(2,112)

TCW Short Term Bond Fund	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	127,548	$1,115	1,693,772	$14,868
Shares Issued upon Reinvestment of Dividends	11,042	97	23,590	207
Shares Redeemed	(880,192)	(7,687)	(1,036,350)	(9,094)

Net Increase (Decrease)	(741,602)	$(6,475)	681,012	$5,981

TCW Total Return Bond Fund	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	131,629,208	$1,363,922	272,113,412	$2,778,014
Shares Issued upon Reinvestment of Dividends	6,923,390	71,604	9,879,731	100,459
Shares Redeemed	(109,569,065)	(1,135,785)	(189,753,095)	(1,932,400)

Net Increase	28,983,533	$299,741	92,240,048	$946,073

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	51,240,461	$548,019	85,626,790	$900,384
Shares Issued upon Reinvestment of Dividends	2,750,319	29,349	5,402,497	56,613
Shares Redeemed	(33,159,405)	(354,384)	(124,807,799)	(1,314,666)

Net Increase (Decrease)	20,831,375	$222,984	(33,778,512)	$(357,669)

TCW Funds, Inc.

April 30, 2015

Note 9 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at April 30, 2015.

Note 10 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by any Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

Note 11 — Recently Issued Accounting Pronouncements

In June 2014, FASB issued Accounting Standards Update No. 2014-11, Transfers & Servicing (Topic 860): “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (“ASU 2014-11”) to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. ASU 2014-11 is effective for annual reporting periods beginning after December 15, 2014 and interim periods beginning after December 15, 2015. Management is currently evaluating the implications of these changes and their impact on the financial statements.

TCW Core Fixed Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Net Asset Value per Share, Beginning of Period	$11.22		$10.97	$11.34	$10.90	$11.01	$10.59

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.08		0.21	0.21	0.24	0.36	0.63
Net Realized and Unrealized Gain (Loss) on Investments	0.12		0.24	(0.27)	0.57	0.17	0.52

Total from Investment Operations	0.20		0.45	(0.06)	0.81	0.53	1.15

Less Distributions:
Distributions from Net Investment Income	(0.10)		(0.20)	(0.20)	(0.28)	(0.42)	(0.64)
Distributions from Net Realized Gain	(0.03)		—	(0.11)	(0.09)	(0.22)	(0.09)

Total Distributions	(0.13)		(0.20)	(0.31)	(0.37)	(0.64)	(0.73)

Net Asset Value per Share, End of Period	$11.29		$11.22	$10.97	$11.34	$10.90	$11.01

Total Return	1.77	% (2)	4.14%	(0.49)%	7.57%	5.06%	11.34%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,088,090		$646,372	$589,911	$501,448	$264,366	$197,877
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.48	% (3)	0.49%	0.48%	0.49%	0.55%	0.56%
After Expense Reimbursement	N/A		0.47%	0.44%	0.44%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets	1.42	% (3)	1.92%	1.89%	2.20%	3.35%	5.89%
Portfolio Turnover Rate	169.77	% (2)	249.94%	197.42%	213.82%	280.49%	258.36%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2015 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014	Year Ended October 31, 2013		Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Net Asset Value per Share, Beginning of Period	$11.20		$10.97	$11.34		$10.91	$11.03	$10.63

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.06		0.18	0.17		0.21	0.33	0.57
Net Realized and Unrealized Gain (Loss) on Investments	0.13		0.22	(0.25)		0.56	0.17	0.54

Total from Investment Operations	0.19		0.40	(0.08)		0.77	0.50	1.11

Less Distributions:
Distributions from Net Investment Income	(0.08)		(0.17)	(0.18)		(0.25)	(0.40)	(0.62)
Distributions from Net Realized Gain	(0.03)		—	(0.11)		(0.09)	(0.22)	(0.09)

Total Distributions	(0.11)		(0.17)	(0.29)		(0.34)	(0.62)	(0.71)

Net Asset Value per Share, End of Period	$11.28		$11.20	$10.97		$11.34	$10.91	$11.03

Total Return	1.72	% (2)	3.68%	(0.74)%		7.21%	4.76%	10.88%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$592,548		$608,129	$698,223		$530,935	$207,882	$141,451
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.79	% (3)	0.80%	0.77%		0.79%	0.85%	0.88%
After Expense Reimbursement	N/A		N/A	0.77	% (4)	0.78%	0.78%	0.78%
Ratio of Net Investment Income to Average Net Assets	1.10	% (3)	1.59%	1.56%		1.86%	3.00%	5.32%
Portfolio Turnover Rate	169.77	% (2)	249.94%	197.42%		213.82%	280.49%	258.36%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2015 and is not indicative of a full year’s operating results.
(3)	Annualized.
(4)	Reimbursement is less than 0.01%.

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	April 1, 2011 (Commencement of Operations) through October 31, 2011
Net Asset Value per Share, Beginning of Period	$7.18		$7.61	$8.58	$8.73	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.03		0.10	0.16	0.16	0.08
Net Realized and Unrealized Loss on Investments	(0.85)		(0.39)	(0.92)	(0.11)	(1.26)

Total from Investment Operations	(0.82)		(0.29)	(0.76)	0.05	(1.18)

Less Distributions:
Distributions from Net Investment Income	(0.04)		(0.11)	(0.16)	(0.18)	(0.09)
Distributions from Net Realized Gain	—		(0.03)	(0.05)	(0.02)	—

Total Distributions	(0.04)		(0.14)	(0.21)	(0.20)	(0.09)

Net Asset Value per Share, End of Period	$6.32		$7.18	$7.61	$8.58	$8.73

Total Return	(11.48	)% (3)	(3.90)%	(9.05)%	0.55%	(11.80	)% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,714		$1,934	$2,013	$2,218	$2,647
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	7.10	% (4)	5.90%	5.67%	5.94%	5.54	% (4)
After Expense Reimbursement	0.70	% (4)	0.70%	0.70%	0.70%	0.70	% (4)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.92	% (4)	1.30%	2.01%	1.95%	1.51	% (4)
Portfolio Turnover Rate	3.41	% (3)	4.13%	54.20%	9.39%	42.70	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period April 1, 2011 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2015 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Enhanced Commodity Strategy Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	April 1, 2011 (Commencement of Operations) through October 31, 2011
Net Asset Value per Share, Beginning of Period	$7.18		$7.61	$8.58	$8.73	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.03		0.10	0.16	0.16	0.08
Net Realized and Unrealized Loss on Investments	(0.85)		(0.39)	(0.92)	(0.11)	(1.26)

Total from Investment Operations	(0.82)		(0.29)	(0.76)	0.05	(1.18)

Less Distributions:
Distributions from Net Investment Income	(0.03)		(0.11)	(0.16)	(0.18)	(0.09)
Distributions from Net Realized Gain	—		(0.03)	(0.05)	(0.02)	—

Total Distributions	(0.03)		(0.14)	(0.21)	(0.20)	(0.09)

Net Asset Value per Share, End of Period	$6.33		$7.18	$7.61	$8.58	$8.73

Total Return	(11.37	)% (3)	(3.92)%	(9.05)%	0.55%	(11.80	)% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,369		$1,546	$1,609	$1,773	$1,764
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	7.60	% (4)	6.45%	6.14%	6.30%	5.95	% (4)
After Expense Reimbursement	0.75	% (4)	0.73%	0.70%	0.70%	0.70	% (4)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.87	% (4)	1.27%	2.01%	1.94%	1.50	% (4)
Portfolio Turnover Rate	3.41	% (3)	4.13%	54.20%	9.39%	42.70	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period April 1, 2011 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2015 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Global Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014	Year Ended October 31, 2013	December 1, 2011 (Commencement of Operations) through October 31, 2012
Net Asset Value per Share, Beginning of Period	$10.26		$10.45	$10.97	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.11		0.22	0.35	0.27
Net Realized and Unrealized Gain (Loss) on Investments	(0.27)		(0.20)	(0.40)	0.99

Total from Investment Operations	(0.16)		0.02	(0.05)	1.26

Less Distributions:
Distributions from Net Investment Income	(0.07)		(0.13)	(0.16)	(0.29)
Distributions from Net Realized Gain	(0.02)		(0.08)	(0.31)	—

Total Distributions	(0.09)		(0.21)	(0.47)	(0.29)

Net Asset Value per Share, End of Period	$10.01		$10.26	$10.45	$10.97

Total Return	(1.60	)% (3)	0.21%	(0.46)%	12.74	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$8,001		$8,138	$11,170	$11,253
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.32	% (4)	1.39%	1.38%	1.42	% (4)
After Expense Reimbursement	1.08	% (4)	1.12%	1.14%	1.15	% (4)
Ratio of Net Investment Income to Average Net Assets	2.13	% (4)	2.11%	3.31%	2.80	% (4)
Portfolio Turnover Rate	74.16	% (3)	125.54%	135.67%	165.46	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period December 1, 2011 (Commencement of Operations) through October 31, 2012 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2015 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Global Bond Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014	Year Ended October 31, 2013	December 1, 2011 (Commencement of Operations) through October 31, 2012
Net Asset Value per Share, Beginning of Period	$10.26		$10.45	$10.97	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.11		0.22	0.35	0.27
Net Realized and Unrealized Gain (Loss) on Investments	(0.27)		(0.20)	(0.40)	0.99

Total from Investment Operations	(0.16)		0.02	(0.05)	1.26

Less Distributions:
Distributions from Net Investment Income	(0.07)		(0.13)	(0.16)	(0.29)
Distributions from Net Realized Gain	(0.02)		(0.08)	(0.31)	—

Total Distributions	(0.09)		(0.21)	(0.47)	(0.29)

Net Asset Value per Share, End of Period	$10.01		$10.26	$10.45	$10.97

Total Return	(1.60	)% (3)	0.21%	(0.46)%	12.74	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$7,455		$7,565	$11,746	$11,602
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.60	% (4)	1.67%	1.62%	1.68	% (4)
After Expense Reimbursement	1.08	% (4)	1.12%	1.14%	1.15	% (4)
Ratio of Net Investment Income to Average Net Assets	2.12	% (4)	2.12%	3.30%	2.79	% (4)
Portfolio Turnover Rate	74.16	% (3)	125.54%	135.67%	165.46	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period December 1, 2011 (Commencement of Operations) through October 31, 2012 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2015 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Net Asset Value per Share, Beginning of Period	$6.35		$6.33	$6.30	$5.99	$6.45	$5.93

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.13		0.29	0.33	0.33	0.44	0.52
Net Realized and Unrealized Gain (Loss) on Investments	(0.00	) (2)	0.04	0.06	0.37	(0.42)	0.51

Total from Investment Operations	0.13		0.33	0.39	0.70	0.02	1.03

Less Distributions:
Distributions from Net Investment Income	(0.14)		(0.31)	(0.36)	(0.37)	(0.48)	(0.51)
Distributions from Net Realized Gain	—		—	—	(0.02)	—	—

Total Distributions	(0.14)		(0.31)	(0.36)	(0.39)	(0.48)	(0.51)

Net Asset Value per Share, End of Period	$6.34		$6.35	$6.33	$6.30	$5.99	$6.45

Total Return	2.05	% (3)	5.25%	6.44%	12.03%	0.24%	18.18%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$21,207		$20,649	$26,102	$35,006	$39,648	$76,897
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.96	% (4)	0.90%	1.00%	1.14%	1.06%	0.96%
After Expense Reimbursement	0.55	% (4)	0.53%	0.63%	N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	4.12	% (4)	4.60%	5.14%	5.39%	6.93%	8.49%
Portfolio Turnover Rate	82.56	% (3)	145.14%	114.95%	111.02%	154.82%	176.77%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2015 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Net Asset Value per Share, Beginning of Period	$6.41		$6.37	$6.35	$6.02	$6.49	$5.94

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.12		0.28	0.32	0.33	0.45	0.51
Net Realized and Unrealized Gain (Loss) on Investments	(0.01)		0.05	0.06	0.38	(0.44)	0.52

Total from Investment Operations	0.11		0.33	0.38	0.71	0.01	1.03

Less Distributions:
Distributions from Net Investment Income	(0.13)		(0.29)	(0.36)	(0.36)	(0.48)	(0.48)
Distributions from Net Realized Gain	—		—	—	(0.02)	—	—

Total Distributions	(0.13)		(0.29)	(0.36)	(0.38)	(0.48)	(0.48)

Net Asset Value per Share, End of Period	$6.39		$6.41	$6.37	$6.35	$6.02	$6.49

Total Return	1.79	% (2)	5.24%	6.12%	12.11%	0.04%	17.86%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$16,661		$12,555	$14,620	$20,498	$14,507	$47,485
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.27	% (3)	1.39%	1.34%	1.51%	1.38%	1.27%
After Expense Reimbursement	0.80	% (3)	0.78%	0.83%	1.17%	1.20%	1.20%
Ratio of Net Investment Income to Average Net Assets	3.91	% (3)	4.30%	4.96%	5.34%	6.87%	8.22%
Portfolio Turnover Rate	82.56	% (2)	145.14%	114.95%	111.02%	154.82%	176.77%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2015 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Net Asset Value per Share, Beginning of Period	$8.75		$8.80	$8.85	$8.77	$8.94	$8.57

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.02		0.06	0.09	0.11	0.17	0.32
Net Realized and Unrealized Gain (Loss) on Investments	(0.00	) (2)	0.00 (2)	(0.03)	0.13	(0.09)	0.45

Total from Investment Operations	0.02		0.06	0.06	0.24	0.08	0.77

Less Distributions:
Distributions from Net Investment Income	(0.05)		(0.11)	(0.11)	(0.15)	(0.25)	(0.40)
Distributions from Return of Capital	—		—	—	(0.01)	—	—

Total Distributions	(0.05)		(0.11)	(0.11)	(0.16)	(0.25)	(0.40)

Net Asset Value per Share, End of Period	$8.72		$8.75	$8.80	$8.85	$8.77	$8.94

Total Return	0.18	% (3)	0.65%	0.67%	2.74%	0.84%	9.21%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$14,546		$21,080	$15,202	$12,814	$6,874	$75,849
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.13	% (4)	1.23%	1.33%	1.63%	0.84%	0.76%
After Expense Reimbursement	0.44	% (4)	0.44%	0.44%	0.44%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets	0.57	% (4)	0.70%	1.01%	1.21%	1.96%	3.66%
Portfolio Turnover Rate	3.29	% (3)	67.27%	71.48%	81.91%	57.84%	83.26%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2015 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Net Asset Value per Share, Beginning of Period	$10.31		$10.13	$10.27	$9.76	$10.37	$10.21

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.12		0.27	0.27	0.52	0.65	0.75
Net Realized and Unrealized Gain (Loss) on Investments	0.08		0.18	0.06	0.64	(0.31)	0.25

Total from Investment Operations	0.20		0.45	0.33	1.16	0.34	1.00

Less Distributions:
Distributions from Net Investment Income	(0.11)		(0.27)	(0.33)	(0.63)	(0.68)	(0.84)
Distributions from Net Realized Gain	(0.04)		—	—	(0.02)	(0.27)	—
Distributions from Return of Capital	—		—	(0.14)	—	—	—

Total Distributions	(0.15)		(0.27)	(0.47)	(0.65)	(0.95)	(0.84)

Net Asset Value per Share, End of Period	$10.36		$10.31	$10.13	$10.27	$9.76	$10.37

Total Return	1.93	% (2)	4.49%	3.26%	12.35%	3.44%	10.32%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$6,455,600		$6,129,426	$5,085,781	$5,837,581	$3,256,269	$3,185,878
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.59	% (3)	0.59%	0.57%	0.57%	0.60%	0.61%
After Expense Reimbursement	0.49	% (3)	0.47%	0.44%	0.44%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets	2.36	% (3)	2.65%	2.60%	5.21%	6.48%	7.37%
Portfolio Turnover Rate	144.34	% (2)	201.30%	190.79%	123.43%	141.33%	76.43%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2015 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010
Net Asset Value per Share, Beginning of Period	$10.64		$10.45	$10.61	$10.09	$10.72	$10.55

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.11		0.25	0.24	0.52	0.64	0.73
Net Realized and Unrealized Gain (Loss) on Investments	0.07		0.19	0.07	0.65	(0.32)	0.27

Total from Investment Operations	0.18		0.44	0.31	1.17	0.32	1.00

Less Distributions:
Distributions from Net Investment Income	(0.09)		(0.25)	(0.33)	(0.63)	(0.68)	(0.83)
Distributions from Net Realized Gain	(0.04)		—	—	(0.02)	(0.27)	—
Distributions from Return of Capital	—		—	(0.14)	—	—	—

Total Distributions	(0.13)		(0.25)	(0.47)	(0.65)	(0.95)	(0.83)

Net Asset Value per Share, End of Period	$10.69		$10.64	$10.45	$10.61	$10.09	$10.72

Total Return	1.73	% (2)	4.24%	2.96%	12.03%	3.12%	10.00%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,409,776		$2,177,160	$2,492,073	$2,342,406	$2,081,438	$2,211,097
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.88	% (3)	0.87%	0.83%	0.83%	0.86%	0.88%
After Expense Reimbursement	0.79	% (3)	0.77%	0.73%	0.73%	0.74%	0.74%
Ratio of Net Investment Income to Average Net Assets	2.06	% (3)	2.36%	2.31%	5.02%	6.19%	6.98%
Portfolio Turnover Rate	144.34	% (2)	201.30%	190.79%	123.43%	141.33%	76.43%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2015 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a TCW Fund, you incur ongoing operational costs of the Fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015 (181 days).

Actual Expenses    The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes    The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2014 to April 30, 2015)
TCW Core Fixed Income Fund
I Class Shares
Actual	$1,000.00	$1,017.70	0.48%	$2.40
Hypothetical (5% return before expenses)	1,000.00	1,022.41	0.48%	2.41

N Class Shares
Actual	$1,000.00	$1,017.20	0.79%	$3.95
Hypothetical (5% return before expenses)	1,000.00	1,020.88	0.79%	3.96

TCW Enhanced Commodity Strategy Fund
I Class Shares
Actual	$1,000.00	$885.20	0.70%	$3.27
Hypothetical (5% return before expenses)	1,000.00	1,021.32	0.70%	3.51

N Class Shares
Actual	$1,000.00	$886.30	0.75%	$3.51
Hypothetical (5% return before expenses)	1,000.00	1,021.08	0.75%	3.76

TCW Global Bond Fund
I Class Shares
Actual	$1,000.00	$984.00	1.08%	$5.31
Hypothetical (5% return before expenses)	1,000.00	1,019.44	1.08%	5.41

N Class Shares
Actual	$1,000.00	$984.00	1.08%	$5.31
Hypothetical (5% return before expenses)	1,000.00	1,019.44	1.08%	5.41

TCW Funds, Inc.

TCW Funds, Inc.	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2014 to April 30, 2015)
TCW High Yield Bond Fund
I Class Shares
Actual	$1,000.00	$1,020.50	0.55%	$2.76
Hypothetical (5% return before expenses)	1,000.00	1,022.07	0.55%	2.76

N Class Shares
Actual	$1,000.00	$1,017.90	0.80%	$4.00
Hypothetical (5% return before expenses)	1,000.00	1,020.83	0.80%	4.01

TCW Short Term Bond Fund
I Class Shares
Actual	$1,000.00	$1,001.80	0.44%	$2.18
Hypothetical (5% return before expenses)	1,000.00	1,022.61	0.44%	2.21

TCW Total Return Bond Fund
I Class Shares
Actual	$1,000.00	$1,019.30	0.49%	$2.45
Hypothetical (5% return before expenses)	1,000.00	1,022.37	0.49%	2.46

N Class Shares
Actual	$1,000.00	$1,017.30	0.79%	$3.95
Hypothetical (5% return before expenses)	1,000.00	1,020.88	0.79%	3.96

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and file Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company’s Form N-Q:

1.	By going to the SEC website at http://www.sec.gov.; or

2.	By visiting the SEC’s Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC’s Public Reference Room).

TCWFunds TCW Family of Funds TCW Funds, Inc. 865 South Figueroa Street Los Angeles, California 90017 800 FUND TCW (800 386 3829) www.TCW.com Investment Advisor TCW Investment Management Company 865 South Figueroa Street Los Angeles, California 90017 Transfer Agent U.S. Bancorp Fund Services, LLC 615 E. Michigan Street Milwaukee, Wisconsin 53202 Independent Registered Public Accounting Firm Deloitte & Touche, LLP 555 West 5th Street Los Angeles, California 90013 Custodian & Administrator State Street Bank & Trust Company One Lincoln Street Boston, Massachusetts 02111 Distributor TCW Funds Distributors 865 South Figueroa Street Los Angeles, California 90017 Directors Patrick C. Haden Director and Chairman of the Board Samuel P. Bell Director David S. DeVito Director John A. Gavin Director Janet E. Kerr Director Peter McMillan Director Charles A. Parker Director Victoria B. Rogers Director Marc I. Stern Director Andrew Tarica Director Officers David S. DeVito President and Chief Executive Officer Meredith S. Jackson Senior Vice President, General Counsel and Secretary Richard M. Villa Treasurer and Chief Financial Officer Jeffrey A. Engelsman Chief Compliance Officer Peter A. Brown Senior Vice President Patrick W. Dennis Assistant Secretary George N. Winn Assistant Treasurer TCW FAMILY OF FUNDS Equity Funds TCW Concentrated Value Fund TCW Global Real Estate Fund TCW Growth Equities Fund TCW High Dividend Equities Fund TCW Relative Value Dividend Appreciation Fund TCW Relative Value Large Cap Fund TCW Relative Value Mid Cap Fund TCW Select Equities Fund TCW Small Cap Growth Fund TCW SMID Cap Growth Fund TCW Allocation Fund TCW Conservative Allocation Fund Fixed Income Funds TCW Core Fixed Income Fund TCW Enhanced Commodity Strategy Fund TCW Global Bond Fund TCW High Yield Bond Fund TCW Short Term Bond Fund TCW Total Return Bond Fund International Funds TCW Emerging Markets Income Fund TCW Emerging Markets Local Currency Income Fund TCW Emerging Markets Multi-Asset Opportunities Fund TCW International Growth Fund TCW International Small Cap Fund FUNDsarFI0415

TCWFunds TCW Family of Funds APRIL 30 2015 SEMI-ANNUAL REPORT INTERNATIONAL FUNDS TCW Emerging Markets Income Fund TCW Emerging Markets Local Currency Income Fund TCW Emerging Markets Multi-Asset Opportunities Fund TCW International Growth Fund TCW International Small Cap Fund

TCW Funds, Inc.

Table of Contents	April 30, 2015

To Our Valued Shareholders

David S. DeVito President, Chief Executive Officer & Director

Dear Valued Investors:

I am pleased to present the semi-annual report for the TCW Funds, Inc. covering the six-month period ended April 30, 2015. I would like to thank you for your continued investment in the TCW Funds as well as welcome new shareholders to our fund family. As of April 30, 2015, the TCW Funds held total net assets of approximately $19.3 billion.

This report contains information outlining the performance of the TCW Funds and a listing of the portfolio holdings as of April 30, 2015.

About the TCW Funds

The TCW Funds offer shareholders a choice of 22 funds, each targeted to specific asset classes, market segments or multiple sectors of the global equity and fixed income markets. For U.S. equities, we offer funds across the market capitalization and growth/value spectrums. In fixed income, our funds provide investors opportunities across global fixed income markets including U.S. government, corporate and high yield bonds, mortgage-backed and asset-backed securities, as well as sovereign and corporate bonds denominated in U.S. dollars and foreign currencies. Each TCW Fund is managed by long-tenured investment teams with experience through many market cycles. Rigorous fundamental research, disciplined risk analysis and deep market expertise are the foundation for each of our funds.

The Economy

When the Federal Reserve announced in December 2013 that the time had come to begin drawing down its purchases of U.S. Treasury securities and agency mortgages, the market reacted with a backup in yields that saw the 10-Year Note climb above 3% for the first time since 2011. That wasn’t so surprising; after all, the Fed was removing itself — and $85 billion of monthly purchasing power — from those markets, a considerable technical drag. What wasn’t expected, however, was that would be the last time the 10-Year saw a yield as high as 3%! Despite a reasonably good pace of economic growth through 2014 and strong gains in employment in the past 15 months, U.S. rates have fallen, primarily due to a global environment of central bank accommodation that has rates across most of the developed markets lower than within the U.S. So, it’s ironic that despite the lack of sustained upward rate pressure out the yield curve, much of the current rates discussion focuses on when rate hikes will begin and the anticipated pace of follow-up. And it would seem that the Fed’s objectives are at least twofold: one, to take the Fed Funds rate off the zero bound while remaining accommodating and, two, to avoid a violent reaction to the regime change presaged in the May 2013 “Taper Tantrum.”

The U.S. Stock Market and our U.S. Equity Funds

U.S. stocks posted solid gains during the six month period ended April 30, 2015, with the S&P 500 Index advancing 4.4% on a total return basis despite a number of headwinds during the period. The 58% decline in the price of WTI crude oil from mid-June 2014 to late January of this year, coupled with a nearly 20% gain in the DXY U.S. Dollar Index, undercut stock market investors’ confidence in the resilience of corporate earnings estimates. At the same time, a steady stream of weak macroeconomic data emanating from Europe, Japan, China and many emerging market countries stoked concerns that the U.S. economy could be dragged down by the slowdown in global growth. However, these worries were assuaged by both the Fed’s statement that it would continue to remain patient in terms of the timetable for hiking interest rates, as well as the ECB’s announcement that it would embark upon a quantitative easing program entailing asset purchases totaling at least 1.1 trillion Euros through September 2016. Importantly, corporate earnings results for the first quarter of 2015 proved better than expected and provided support to U.S. stock prices.

For the six months ended April 30, 2015, our value-oriented equity strategies outperformed their respective benchmarks, in many cases boosted by their exposure to names in the top-performing consumer discretionary, healthcare, and technology sectors. Several of our more aggressive growth-oriented equity funds trailed their respective benchmarks during the same period, as global growth concerns raised doubts about the strength of the US economic recovery and hurt investor sentiment towards higher beta aggressive growth names.

1

Letter to Shareholders (Continued)

The U.S. Fixed Income Market and our U.S. Fixed Income Funds

Through early 2015, U.S. Treasury yields fell, led by a vigorous rally in January, after which rates retraced higher on a strong February job report, before finishing on a downtrend due to a dovish interpretation of the March FOMC meeting, where the governors uniformly lowered estimates of future Fed Funds levels. The lower yields fueled price appreciation across the market, with modestly narrowing investment grade corporate spreads delivering a solid gain. Agency residential mortgage-backed securities (MBS) struggled to keep up with the strong U.S. Treasury performance in January and spent the remainder of the quarter playing catch-up, ultimately resulting in a nearly 50 basis point lag on a duration-adjusted basis. Both agency and non-agency commercial MBS (CMBS) generated good relative performance, while asset-backed securities (ABS), overwhelmingly floating rate in nature and thus limited in interest rate duration, produced positive relative returns as well. High yield corporates enjoyed a very good start to the year, especially in February, with a rebound in energy issues, overcoming considerable volatility and a disappointing end to 2014.

International/Global Markets and our Emerging Markets Funds

The Emerging Markets (EM) have been volatile — a default in Argentina, a border crisis in Russia, the threat of a downgrade in Brazil and a significant repricing of the commodity complex. Throughout this period of volatility, however, EM sovereigns as a whole have been able to retain strong balance sheets, with external debt to GDP in the 40% range – at or near the levels before the Global Financial Crisis — and significantly below that of many developed economies. Against this backdrop, Emerging Markets hard currency debt has outperformed or performed in line with various developed market fixed income indices this year. EM local currency debt, however, has underperformed due to dollar strength, although we believe this segment of the market could be an attractive investment opportunity as we get closer to the first Fed rate hike (dollar strength has typically peaked at or before the first Fed move in previous cycles).

For the six months ended April 30, 2015, the TCW Emerging Markets Income Fund I Share returned a negative 3.59% versus the J.P. Morgan EMBI Global Diversified Index return of +1.37%. Underperformance during this period was primarily driven by an active restructuring in the portfolio in December and January to reduce corporate exposure and add sovereign exposure. Since we made this shift, we have been tracking more in line with the index. During the same period, the TCW Emerging Markets Local Currency Fund I Share returned a negative 6.46%, outperforming the J.P. Morgan GBI-EM Global Diversified Index which returned a negative 8.24%. This outperformance was driven by our focus on reform-oriented countries and active currency hedging.

An Update on the TCW Fund Family

We wanted to update our shareholders on the TCW Funds family over the past six months. During the first quarter, Ray Prasad, CFA, Managing Director, was named Lead Portfolio Manager, and Andrey Glukhov, CFA, Senior Vice President, was named Co-Portfolio Manager for the TCW International Small Cap Fund (TGICX and TGNIX) and the TCW International Growth Fund (TGIBX and TGIDX). Rohit Sah, who served as Portfolio Manager of the funds, left TCW to pursue other opportunities.

Looking Ahead

As a basis for strategy from a forward-looking perspective, through much of 2014, U.S. economic data had been largely consistent with an effort by the Fed to begin removing monetary accommodation, either by raising rates or shrinking its balance sheet. However, with global growth languishing and a strong U.S. dollar, any move by the Fed to begin tightening policy runs a risk of importing a slower economic pace and spurring market volatility. As a result, the pundits will talk about the Fed looking to “thread the needle” of removing incentives to misallocate capital, while not inadvertently bringing havoc to the markets. Exacerbating the risk of volatility is a liquidity environment that could amplify such effects to the downside, as the reduced size of bank trading books may prove insufficient to meet investor needs. That, in fact, could be an opportunity to capture returns across all the markets in which the Funds operate through disciplined strategy implementation and rigorous security selection, as well as being a provider of liquidity to those most willing to pay for it.

With respect to U.S. equities, looking forward, we believe that should the Fed initiate an interest rate hike this Fall, such a rate hike would not necessarily portend a negative backdrop for U.S. stocks if accompanied by sufficient underlying strength in the real economy. Yet, we note that because 2015 U.S. earnings growth expectations have declined from the high to the

2

mid-single digits on the back of a dismal energy sector earnings outlook, consensus stock valuations have drifted up to approximately 17 times forward earnings, which is slightly above their three-decade average of around 16 times. We would add, however, that current valuation levels are in many cases warranted by strong company fundamentals, including deleveraged balance sheets, high cash balances, and near-record profit margins in the midst of a low, stable inflation environment. We remain mindful, of course, of the prospect for heightened volatility until greater clarity emerges with respect to the nature and timing of the Fed’s monetary policy shift to “normalize” interest rates, as well as the resiliency of corporate earnings.

We know that you have many choices when it comes to the management of your financial assets. On behalf of everyone at TCW, I would like to thank you for making the TCW Funds part of your long-term investment plan. We truly value our relationship with you. If you have any questions or require further information, I invite you to visit our website at www.tcw.com, or call our shareholder services department at 800-386-3829.

I look forward to reporting to you again at the end of our fiscal year.

Sincerely,

David S. DeVito

President, Chief Executive Officer and Director

3

TCW Funds, Inc.

Performance Summary (Unaudited)

	Total Return
	Annualized as of April 30, 2015 (1)
	NAV	1-Year	5-Year	10-Year	Since Inception		Inception Date
TCW Emerging Markets Income Fund
I Class	$8.05	(0.54)%	6.01%	8.44%	9.89	% (2)	09/04/96	(3)
N Class	$10.39	(0.80)%	5.74%	8.11%	8.43%		03/01/04
TCW Emerging Markets Local Currency Income Fund
I Class	$9.04	(7.60)%	N/A	N/A	0.43%		12/15/10
N Class	$9.03	(7.61)%	N/A	N/A	0.39%		12/15/10
TCW Emerging Markets Multi-Asset Opportunities Fund
I Class	$10.84	5.42%	N/A	N/A	5.99%		07/01/13
N Class	$10.80	5.43%	N/A	N/A	5.77%		07/01/13
TCW International Growth Fund
I Class	$11.10	8.49%	N/A	N/A	10.92%		11/01/12
N Class	$11.06	8.23%	N/A	N/A	10.59%		11/01/12
TCW International Small Cap Fund
I Class	$8.76	(2.56)%	N/A	N/A	(1.18)%		02/28/11
N Class	$8.77	(2.63)%	N/A	N/A	(1.24)%		02/28/11

(1)	Past performance is not indicative of future performance.
(2)	Performance data includes the performance of the predecessor limited partnership for periods before the Fund’s registration became effective. The limited partnership was not registered under the Investment Company Act of 1940 as amended (the “1940 Act”), and therefore, was not subjected to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership had been registered under the 1940 Act, the limited partnership’s performance may have been lower.
(3)	Inception date of the predecessor entity.

4

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited)	April 30, 2015

	Principal Amount	Fixed Income Securities	Value
		Argentina (3.8% of Net Assets)
EUR	20,450,000	Argentine Republic Government International Bond, 2.26%, due 12/31/38 (1)	$12,231,012
	$24,767,001	Argentine Republic Government International Bond, 8.28%, due 12/31/33 (1)	25,410,943
	40,659,102	Argentine Republic Government International Bond, 8.28%, due 12/31/33 (1)	41,716,239
	68,460,000	Argentine Republic Government International Bond, 8.75%, due 06/02/17 (1)	67,563,174
	21,080,000	YPF S.A., (Reg. S), 8.875%, due 12/19/18 (2)	22,344,800

		Total Argentina (Cost: $156,961,697)	169,266,168

		Bahrain (Cost: $32,459,942) (0.7%)
	32,000,000	Bahrain Government International Bond, (144A), 6%, due 09/19/44 (3)	31,472,000

		Brazil (9.8%)
	51,850,000	Brazil Minas SPE via State of Minas Gerais, (Reg. S), 5.333%, due 02/15/28 (2)	51,072,250
BRL	54,800,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/17 (4)	17,422,079
BRL	62,700,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/21	18,767,899
BRL	54,000,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/23	15,782,916
	$44,000,000	Brazilian Government International Bond, 2.625%, due 01/05/23	40,268,800
	22,720,000	Brazilian Government International Bond, 4.25%, due 01/07/25 (4)	22,492,800
	50,990,000	Brazilian Government International Bond, 5%, due 01/27/45 (4)	48,058,075
	22,400,000	Brazilian Government International Bond, 5.625%, due 01/07/41	23,184,000
	22,658,000	Minerva Luxembourg S.A., (Reg. S), 7.75%, due 01/31/23 (2)	22,658,000
	70,800,000	Petrobras Global Finance BV, 4.875%, due 03/17/20	68,534,400
	81,000,000	Petrobras Global Finance BV, 5.875%, due 03/01/18	83,275,290
	21,000,000	Petrobras Global Finance BV, 7.875%, due 03/15/19	22,806,000

		Total Brazil (Cost: $434,807,363)	434,322,509

		Chile (1.5%)
	42,520,000	Empresa Electrica Angamos S.A., (144A), 4.875%, due 05/25/29 (3)	42,945,200
	24,050,000	Guanay Finance, Ltd., (144A), 6%, due 12/15/20 (3)	25,327,055

		Total Chile (Cost: $67,176,060)	68,272,255

		China (2.1%)
	9,400,000	Country Garden Holdings Co. Ltd., (Reg. S), 7.25%, due 04/04/21 (2)	9,752,500
	37,000,000	Industrial & Commercial Bank of China, Ltd., (144A), 6%, due 12/29/49 (3)(5)(6)	38,896,250
	42,500,000	Tencent Holdings, Ltd., (144A), 3.8%, due 02/11/25 (3)	42,597,353

		Total China (Cost: $89,728,771)	91,246,103

		Colombia (6.6%)
	54,325,000	Avianca Holdings S.A., (144A), 8.375%, due 05/10/20 (3)	54,596,625
	43,000,000	Bancolombia S.A., 6.125%, due 07/26/20 (4)	46,300,861
	16,500,000	BBVA Colombia S.A., (144A), 4.875%, due 04/21/25 (3)	16,685,625

See accompanying notes to financial statements.

5

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

	Principal Amount	Fixed Income Securities	Value
		Colombia (Continued)
	$25,000,000	Colombia Government International Bond, 2.625%, due 03/15/23	$23,562,500
	49,254,000	Colombia Government International Bond, 4%, due 02/26/24	50,830,128
	77,850,000	Colombia Government International Bond, 5%, due 06/15/45	79,601,625
	21,700,000	Colombia Telecomunicaciones S.A. ESP, (Reg. S), 5.375%, due 09/27/22 (2)	22,192,590

		Total Colombia (Cost: $296,427,739)	293,769,954

		Croatia (Cost: $61,286,902) (1.4%)
	57,250,000	Croatia Government International Bond, (Reg. S), 5.5%, due 04/04/23 (2)	61,059,987

		Dominican Republic (2.6%)
	33,100,000	Dominican Republic International Bond, (144A), 5.5%, due 01/27/25 (3)	34,424,000
	33,600,000	Dominican Republic International Bond, (144A), 6.85%, due 01/27/45 (3)	35,448,000
	44,900,000	Dominican Republic International Bond, (Reg. S), 5.875%, due 04/18/24 (2)(4)	47,818,500

		Total Dominican Republic (Cost: $113,812,171)	117,690,500

		El Salvador (Cost: $32,391,711) (0.7%)
	32,000,000	El Salvador Government International Bond, (144A), 6.375%, due 01/18/27 (3)	32,680,000

		Ghana (Cost: $43,995,969) (1.0%)
	46,900,000	Republic of Ghana, (Reg. S), 7.875%, due 08/07/23 (2)	45,501,442

		Guatemala (1.6%)
	31,300,000	Comcel Trust via Comunicaciones Celulares S.A., (Reg. S), 6.875%, due 02/06/24 (2)	33,647,500
	38,100,000	Industrial Senior Trust, (144A), 5.5%, due 11/01/22 (3)	37,639,942

		Total Guatemala (Cost: $71,403,165)	71,287,442

		Honduras (Cost: $22,229,951) (0.5%)
	20,000,000	Republic of Honduras, (Reg. S), 8.75%, due 12/16/20 (2)(4)	23,050,000

		Hungary (4.7%)
	41,000,000	Hungary Government International Bond, 5.375%, due 02/21/23 (4)	46,026,600
	43,000,000	Hungary Government International Bond, 5.375%, due 03/25/24 (4)	48,491,100
	47,730,000	Hungary Government International Bond, 5.75%, due 11/22/23 (4)	55,092,352
	59,200,000	Magyar Export-Import Bank Zrt, (144A), 4%, due 01/30/20 (3)(4)	60,458,000

		Total Hungary (Cost: $191,540,049)	210,068,052

		India (4.6%)
INR	477,000,000	Export-Import Bank of India, 8.87%, due 10/30/29	7,775,832
	$42,415,000	ICICI Bank, Ltd., (Reg. S), 6.375%, due 04/30/22 (2)(5)	44,363,757
INR	1,940,000,000	India Government Bond, 7.28%, due 06/03/19	30,158,959
INR	2,500,000,000	India Government Bond, 8.83%, due 11/25/23	41,668,937
INR	1,850,000,000	Power Finance Corp., Ltd., 8.76%, due 11/07/19	29,401,966
INR	1,500,000,000	Power Finance Corp., Ltd., 8.98%, due 10/08/24	24,135,818

See accompanying notes to financial statements.

6

TCW Emerging Markets Income Fund

April 30, 2015

	Principal Amount	Fixed Income Securities	Value
		India (Continued)
	$7,750,000	Reliance Industries, Ltd., (144A), 4.875%, due 02/10/45 (3)	$7,419,835
INR	1,300,000,000	Rural Electrification Corp., Ltd., 8.3%, due 04/10/25	20,380,209

		Total India (Cost: $207,653,954)	205,305,313

		Indonesia (5.6%)
	$51,900,000	Indonesia Government International Bond, (144A), 4.125%, due 01/15/25 (3)	52,970,437
	30,700,000	Indonesia Government International Bond, (144A), 5.125%, due 01/15/45 (3)	31,799,060
	40,000,000	Indonesia Government International Bond, (Reg. S), 3.75%, due 04/25/22 (2)	40,860,000
	39,300,000	Pertamina Persero PT, (Reg. S), 4.3%, due 05/20/23 (2)	39,290,175
	20,000,000	Pertamina Persero PT, (Reg. S), 4.875%, due 05/03/22 (2)	20,770,000
	61,400,000	Perusahaan Penerbit SBSN Indonesia III, (144A), 4.35%, due 09/10/24 (3)	63,073,150

		Total Indonesia (Cost: $247,226,279)	248,762,822

		Israel (1.6%)
	27,925,000	Delek & Avner Tamar Bond, Ltd., (144A), 5.412%, due 12/30/25 (3)	28,659,427
	17,847,000	Israel Electric Corp., Ltd., (144A), 5%, due 11/12/24 (3)	18,962,438
	24,200,000	Israel Government International Bond, 4.5%, due 01/30/43	25,470,500

		Total Israel (Cost: $72,485,216)	73,092,365

		Ivory Coast (Cost: $25,272,390) (0.6%)
	25,800,000	Ivory Coast Government International Bond, (144A), 6.375%, due 03/03/28 (3)	26,058,000

		Jamaica (Cost: $11,040,000) (0.2%)
	11,500,000	Digicel Group Ltd., (Reg. S), 7.125%, due 04/01/22 (2)	10,921,869

		Kenya (Cost: $24,851,300) (0.6%)
	24,400,000	Kenya Government International Bond, (Reg. S), 5.875%, due 06/24/19 (2)(4)	25,298,652

		Lebanon (0.9%)
	17,000,000	Lebanon Government International Bond, 6.375%, due 03/09/20	17,862,750
	22,000,000	Lebanon Government International Bond, (Reg. S), 6%, due 05/20/19 (2)	22,693,000

		Total Lebanon (Cost: $40,495,958)	40,555,750

		Mexico (8.1%)
	38,000,000	BBVA Bancomer S.A., (144A), 6.75%, due 09/30/22 (3)	43,437,800
	40,500,000	Cemex S.A.B. de C.V., (Reg. S), 7.25%, due 01/15/21 (2)(4)	43,942,500
	10,091,000	Controladora Mabe S.A. de C.V., (Reg. S), 7.875%, due 10/28/19 (2)	11,497,736
	60,000,000	Corp. GEO S.A.B. de C.V., (144A), 8.875%, due 03/27/22 (1)(3)	2,700,000
	42,850,000	Mexico Government International Bond, 3.6%, due 01/30/25 (4)	43,552,740

See accompanying notes to financial statements.

7

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Mexico (Continued)
$32,200,000	Mexico Government International Bond, 3.625%, due 03/15/22 (4)	$33,351,150
39,622,000	Mexico Government International Bond, 4.6%, due 01/23/46 (4)	39,671,527
18,500,000	Petroleos Mexicanos, (Reg. S), 4.25%, due 01/15/25 (2)	18,657,250
26,300,000	Petroleos Mexicanos, (Reg. S), 5.5%, due 06/27/44 (2)	26,071,190
56,000,000	Petroleos Mexicanos, (Reg. S), 5.625%, due 01/23/46 (2)	56,257,600
38,000,000	Tenedora Nemak S.A. de C.V., (144A), 5.5%, due 02/28/23 (3)	39,995,000

	Total Mexico (Cost: $418,601,981)	359,134,493

	Mongolia (Cost: $15,785,785) (0.4%)
18,000,000	Mongolia Government International Bond, (Reg. S), 5.125%, due 12/05/22 (2)	16,087,500

	Nigeria (0.9%)
26,450,000	Nigeria Government International Bond, (Reg. S), 6.375%, due 07/12/23 (3)	27,838,625
12,500,000	Nigeria Government International Bond, (Reg. S), 6.75%, due 01/28/21 (2)	13,437,500

	Total Nigeria (Cost: $39,859,434)	41,276,125

	Oman (Cost: $32,000,000) (0.7%)
32,000,000	Lamar Funding, Ltd., (144A), 3.958%, due 05/07/25 (3)(7)	32,401,600

	Pakistan (Cost: $17,653,552) (0.4%)
17,600,000	Pakistan Government International Bond, (144A), 7.25%, due 04/15/19 (3)	18,645,704

	Panama (2.6%)
12,100,000	Global Bank Corp., (144A), 4.75%, due 10/05/17 (3)	12,487,079
46,475,000	Global Bank Corp., (144A), 5.125%, due 10/30/19 (3)	48,162,042
24,900,000	Panama Government International Bond, 3.75%, due 03/16/25	25,542,420
26,400,000	Panama Government International Bond, 4%, due 09/22/24 (4)	27,522,000

	Total Panama (Cost: $110,628,336)	113,713,541

	Paraguay (2.1%)
18,440,000	Banco Continental SAECA, (144A), 8.875%, due 10/15/17 (3)	19,315,900
22,950,000	Banco Regional SAECA, (144A), 8.125%, due 01/24/19 (3)	24,653,693
15,000,000	Republic of Paraguay, (144A), 4.625%, due 01/25/23 (3)	15,487,500
32,500,000	Telefonica Celular del Paraguay S.A., (Reg. S), 6.75%, due 12/13/22 (2)	34,072,399

	Total Paraguay (Cost: $91,171,957)	93,529,492

	Peru (4.7%)
45,600,000	BBVA Banco Continental S.A., (144A), 5.25%, due 09/22/29 (3)(4)(5)	47,134,518
34,500,000	Corp. Financiera de Desarrollo S.A., (144A), 5.25%, due 07/15/29 (3)(5)	36,269,850
21,300,000	Fondo MIVIVIENDA S.A., (Reg. S), 3.5%, due 01/31/23 (2)	21,080,610
17,430,000	InRetail Consumer, (Reg. S), 5.25%, due 10/10/21 (2)(4)	18,019,134
35,400,000	Southern Copper Corp., 5.875%, due 04/23/45	34,985,820
26,250,000	Union Andina de Cementos SAA, (144A), 5.875%, due 10/30/21 (3)	26,874,750
26,200,000	Volcan Cia Minera SAA, (Reg. S), 5.375%, due 02/02/22 (2)	25,780,800

	Total Peru (Cost: $207,563,605)	210,145,482

See accompanying notes to financial statements.

8

TCW Emerging Markets Income Fund

April 30, 2015

	Principal Amount	Fixed Income Securities	Value
		Romania (1.3%)
	$13,800,000	Romanian Government International Bond, (Reg. S), 4.375%, due 08/22/23 (2)	$14,697,000
	40,700,000	Romanian Government International Bond, (Reg. S), 4.875%, due 01/22/24 (2)	44,922,625

		Total Romania (Cost: $60,294,318)	59,619,625

		Russia (5.7%)
	23,660,000	Mobile Telesystems OJSC via MTS International Funding, Ltd., (Reg. S), 8.625%, due 06/22/20 (2)	25,818,738
RUB	1,982,390,000	Russian Federal Bond — OFZ, 7.4%, due 06/14/17	36,197,404
	$41,600,000	Russian Foreign Bond — Eurobond, (Reg. S), 3.5%, due 01/16/19 (2)	40,955,200
	74,400,000	Russian Foreign Bond — Eurobond, (Reg. S), 4.5%, due 04/04/22 (2)	72,712,608
	61,600,000	Russian Foreign Bond — Eurobond, (Reg. S), 4.875%, due 09/16/23 (2)	60,676,000
	17,400,000	Russian Foreign Bond — Eurobond, (Reg. S), 5%, due 04/29/20 (2)	17,726,250

		Total Russia (Cost: $255,203,282)	254,086,200

		Serbia (1.6%)
	46,000,000	Republic of Serbia, (Reg. S), 4.875%, due 02/25/20 (2)(4)	47,352,400
	20,994,000	Republic of Serbia, (Reg. S), 5.875%, due 12/03/18 (2)	22,346,014

		Total Serbia (Cost: $68,978,418)	69,698,414

		Slovenia (Cost: $49,526,671) (1.1%)
	42,750,000	Slovenia Government International Bond, (Reg. S), 5.5%, due 10/26/22 (2)(4)	49,491,247

		South Africa (2.9%)
	13,850,000	AngloGold Ashanti Holdings PLC, 5.125%, due 08/01/22	13,451,812
	10,300,000	AngloGold Ashanti Holdings PLC, 5.375%, due 04/15/20	10,417,750
	29,054,000	Gold Fields Orogen Holding BVI, Ltd., (Reg. S), 4.875%, due 10/07/20 (2)	26,366,505
	10,000,000	South Africa Government International Bond, 5.5%, due 03/09/20	11,000,000
	10,000,000	Transnet SOC, Ltd., (Reg. S), 4%, due 07/26/22 (2)	9,690,800
	57,250,000	ZAR Sovereign Capital Fund Propriety, Ltd., (Reg. S), 3.903%, due 06/24/20 (2)	58,772,850

		Total South Africa (Cost: $129,611,018)	129,699,717

		Sri Lanka (1.1%)
	14,650,000	Sri Lanka Government International Bond, (Reg. S), 6%, due 01/14/19 (2)	15,157,989
	31,000,000	Sri Lanka Government International Bond, (Reg. S), 6.25%, due 07/27/21 (2)	32,131,500

		Total Sri Lanka (Cost: $47,992,717)	47,289,489

		Tunisia (Cost: $24,462,871) (0.6%)
	24,150,000	Banque Centrale de Tunisie S.A., (144A), 5.75%, due 01/30/25 (3)	25,025,438

See accompanying notes to financial statements.

9

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Fixed Income Securities	Value
	Turkey (3.5%)
$45,550,000	Hazine Mustesarligi Varlik Kiralama AS, (144A), 4.489%, due 11/25/24 (3)	$45,777,750
70,800,000	Turkey Government International Bond, 3.25%, due 03/23/23 (4)	66,552,000
41,700,000	Turkey Government International Bond, 5.125%, due 03/25/22	44,202,000

	Total Turkey (Cost: $160,222,391)	156,531,750

	Ukraine (1.6%)
9,500,000	MHP S.A., (Reg. S), 8.25%, due 04/02/20 (2)	7,742,500
22,300,000	Ukraine Government International Bond, (Reg. S), 6.58%, due 11/21/16 (2)	10,369,500
101,927,000	Ukraine Government International Bond, (Reg. S), 6.875%, due 09/23/15 (2)	53,002,040

	Total Ukraine (Cost: $127,127,983)	71,114,040

	United Arab Emirates (Cost: $27,210,000) (0.6%)
24,000,000	DP World, Ltd., (Reg. S), 6.85%, due 07/02/37 (2)	27,052,800

	Uruguay (1.1%)
18,200,000	Uruguay Government International Bond, 4.5%, due 08/14/24	19,633,250
29,350,000	Uruguay Government International Bond, 5.1%, due 06/18/50 (4)	30,047,062

	Total Uruguay (Cost: $49,776,499)	49,680,312

	Venezuela (3.7%)
84,500,000	Petroleos de Venezuela S.A., (Reg. S), 6%, due 11/15/26 (2)(4)	35,388,600
27,850,000	Petroleos de Venezuela S.A., (Reg. S), 8.5%, due 11/02/17 (2)	21,611,600
25,900,000	Venezuela Government International Bond, 7.65%, due 04/21/25	11,201,750
75,000,000	Venezuela Government International Bond, (Reg. S), 7.75%, due 10/13/19 (2)(4)	35,062,500
92,300,000	Venezuela Government International Bond, (Reg. S), 8.25%, due 10/13/24 (2)	40,842,750
45,000,000	Venezuela Government International Bond, (Reg. S), 9%, due 05/07/23 (2)(4)	20,700,000

	Total Venezuela (Cost: $245,317,787)	164,807,200

	Vietnam (Cost: $24,613,414) (0.6%)
23,658,000	Vietnam Government International Bond, (144A), 4.8%, due 11/19/24 (3)	24,752,183

	Zambia (Cost: $24,635,299) (0.6%)
26,250,000	Zambia Government International Bond, (Reg. S), 5.375%, due 09/20/22 (2)(4)	24,460,538

	Total Fixed Income Securities (Cost: $4,471,483,905) (97.0%)	4,317,924,073

See accompanying notes to financial statements.

10

TCW Emerging Markets Income Fund

April 30, 2015

Number of Shares	Equity Securities	Value
	Mexico (0.0%)
240,079	Hipotecaria Su Casita S.A. de C.V., SOFOM E.N.R. (1)	$—

	Total Equity Securities (Cost: $0) (0%)	—

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $97,321,336) (2.2%)
$97,321,336	State Street Bank & Trust Company, 0%, due 05/01/15 (collateralized by $100,905,000 Federal Home Loan Mortgage Corp., rates ranging from 2%-2.06% and maturity dates ranging from 10/17/22-11/02/22, valued at $99,272,128) (Total Amount to be Received Upon Repurchase $97,321,336)	97,321,336

	U.S. Treasury Securities (0.1%)
13,000	U.S. Treasury Bill, 0.008%, due 05/07/15 (8)	13,000
366,000	U.S. Treasury Bill, 0.01%, due 05/07/15 (8)	366,000
2,026,000	U.S. Treasury Bill, 0.01%, due 06/11/15 (8)	2,026,000

	Total U.S. Treasury Securities (Cost: $2,405,000)	2,405,000

	Total Short-Term Investments (Cost: $99,726,336) (2.3%)	99,726,336

	Total Investments (Cost: $4,571,210,241) (99.3%)	4,417,650,409
	Excess of Other Assets over Liabilities (0.7%)	30,833,719

	Total Net Assets (100.0%)	$4,448,484,128

Forward Currency Contracts
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (9)
Bank of America	EUR	81,905,463	06/08/15	$88,374,766	$91,818,179	$3,443,413
Bank of America	EUR	33,853,995	06/16/15	36,991,347	37,955,412	964,065
Bank of America	EUR	61,500,022	06/22/15	68,010,452	68,956,472	946,020
Bank of America	HUF	12,540,514,000	06/08/15	46,376,783	46,311,375	(65,408)
Bank of America	SGD	61,762,020	06/03/15	45,991,526	46,600,741	609,215
Bank of America	SGD	62,334,720	06/12/15	46,411,079	47,026,147	615,068
Citibank N.A.	INR	2,872,350,000	06/10/15	44,845,433	44,864,752	19,319
Citibank N.A.	TRY	112,172,550	05/04/15	42,176,474	41,931,312	(245,162)

				$419,177,860	$425,464,390	$6,286,530

See accompanying notes to financial statements.

11

TCW Emerging Markets Income Fund

Schedule of Investments (Unaudited) (Continued)

Forward Currency Contracts
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
SELL (10)
Bank of America	BRL	72,254,600	06/30/15	$22,000,000	$23,644,881	$(1,644,881)
Bank of America	EUR	81,905,463	06/08/15	91,000,000	91,818,179	(818,179)
Bank of America	EUR	33,853,995	06/16/15	36,000,000	37,955,412	(1,955,412)
Bank of America	EUR	61,500,022	06/22/15	65,850,000	68,956,471	(3,106,471)
Bank of America	HUF	12,540,514,000	06/08/15	45,200,000	46,311,375	(1,111,375)
Bank of America	RUB	2,348,710,000	07/24/15	44,500,000	44,224,115	275,885
Bank of America	SGD	61,762,020	06/03/15	45,300,000	46,600,741	(1,300,741)
Bank of America	SGD	62,334,720	06/12/15	44,800,000	47,026,147	(2,226,147)
Bank of America	TRY	124,212,360	07/28/15	44,700,000	45,311,571	(611,571)
Citibank N.A.	BRL	66,766,200	07/31/15	22,300,000	21,621,879	678,121
Citibank N.A.	INR	2,872,350,000	06/10/15	45,000,000	44,864,752	135,248
Citibank N.A.	TRY	112,172,550	05/04/15	45,460,000	41,931,312	3,528,688
Citibank N.A.	TRY	119,482,500	06/12/15	44,500,000	44,157,145	342,855
Citibank N.A.	TRY	121,717,860	07/31/15	44,600,000	44,364,801	235,199

				$641,210,000	$648,788,781	$(7,578,781)

Futures Contracts
Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized (Depreciation)
SELL
2,641	5-Year U.S. Treasury Note Futures	06/30/15	$317,270,759	$(2,089,778)

Notes to the Schedule of Investments:

BRL -	Brazilian Real.
EUR -	Euro Currency.
HUF -	Hungarian Forint.
INR -	Indian Rupee.
RUB -	Russian Ruble.
SGD -	Singapore Dollar.
TRY -	New Turkish Lira.
OJSC	Open Joint-Stock Company.
(1)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(2)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2015, the value of these securities amounted to $1,643,249,795 or 36.9% of net assets.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2015, the value of these securities amounted to $1,173,071,829 or 26.4% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(4)	All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2)
(5)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2015.
(6)	Perpetual Maturity.
(7)	This security is purchased on a when-issued, delayed delivery or forward commitment basis.
(8)	Rate shown represents yield-to-maturity.
(9)	Fund buys foreign currency, sells U.S. Dollar.
(10)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to financial statements.

12

TCW Emerging Markets Income Fund

Investments by Industry (Unaudited)	April 30, 2015

Industry	Percentage of Net Assets
Agriculture	0.2%
Airlines	1.2
Banks	9.3
Building Materials	1.7
Commercial Services	0.6
Diversified Financial Services	3.1
Electric	2.4
Food	0.5
Foreign Government Bonds	58.3
Government Regional/Local	1.2
Holding Companies-Diversified	0.9
Household Products/Wares	0.2
Internet	1.0
Mining	2.5
Oil & Gas	10.2
Real Estate	0.2
Retail	0.4
Telecommunications	2.9
Transportation	0.2
Short-Term Investments	2.3

Total	99.3%

See accompanying notes to financial statements.

13

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited)

	Principal Amount	Fixed Income Securities	Value
		Brazil (11.2% of Net Assets)
BRL	15,680,000	Brazil Letras do Tesouro Nacional, 0%, due 01/01/18	$3,769,464
BRL	6,458,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/17	2,052,120
BRL	21,690,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/18	6,778,133
BRL	19,700,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/21	5,896,772
BRL	9,900,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/23	2,895,100
BRL	21,010,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/25	6,012,062
	$2,450,000	Petrobras Global Finance BV, 5.875%, due 03/01/18	2,518,820

		Total Brazil (Cost: $32,873,482)	29,922,471

		Chile (Cost: $1,407,703) (0.5%)
CLP	815,000,000	Chile Government International Bond, (Reg. S), 6%, due 01/01/20 (1)	1,440,485

		Colombia (8.4%)
COP	5,056,000,000	Colombian TES (Treasury) Bond, 5%, due 11/21/18	2,092,920
COP	14,510,000,000	Colombian TES (Treasury) Bond, 6%, due 04/28/28 (2)	5,382,483
COP	8,462,000,000	Colombian TES (Treasury) Bond, 7%, due 09/11/19	3,728,055
COP	7,156,000,000	Colombian TES (Treasury) Bond, 7%, due 05/04/22	3,087,325
COP	6,050,000,000	Colombian TES (Treasury) Bond, 7.25%, due 06/15/16	2,587,761
COP	1,800,000,000	Colombian TES (Treasury) Bond, 7.75%, due 09/18/30	769,815
COP	9,445,000,000	Colombian TES (Treasury) Bond, 10%, due 07/24/24	4,797,933

		Total Colombia (Cost: $24,896,490)	22,446,292

		Ghana (Cost: $1,393,378) (0.5%)
	$1,425,000	Republic of Ghana, (Reg. S), 7.875%, due 08/07/23 (1)	1,382,507

		Hungary (4.7%)
HUF	659,000,000	Hungary Government Bond, 3.5%, due 06/24/20	2,502,431
HUF	337,370,000	Hungary Government Bond, 6%, due 11/24/23	1,488,944
HUF	608,400,000	Hungary Government Bond, 6.5%, due 06/24/19	2,577,093
HUF	808,000,000	Hungary Government Bond, 6.75%, due 11/24/17	3,353,345
HUF	580,500,000	Hungary Government Bond, 7.5%, due 11/12/20	2,628,476

		Total Hungary (Cost: $13,352,430)	12,550,289

		India (6.4%)
INR	145,000,000	Export-Import Bank of India, 8.87%, due 10/30/29	2,363,723
INR	175,000,000	India Government Bond, 7.28%, due 06/03/19	2,720,525
INR	173,000,000	India Government Bond, 8.83%, due 11/25/23	2,883,490
INR	100,000,000	Power Finance Corp., Ltd., 8.98%, due 10/08/24	1,609,054
INR	50,000,000	Power Grid Corp. of India, Ltd., 9.64%, due 05/31/17	806,380
INR	125,000,000	Power Grid Corp. of India, Ltd., 9.64%, due 05/31/18	2,036,332
INR	175,000,000	Power Grid Corp. of India, Ltd., 9.64%, due 05/31/19	2,862,475
INR	110,000,000	Rural Electrification Corp., Ltd., 8.3%, due 04/10/25	1,724,479

		Total India (Cost: $19,246,978)	17,006,458

		Indonesia (8.6%)
IDR	65,452,000,000	Indonesia Treasury Bond, 5.25%, due 05/15/18	4,742,032
IDR	27,406,000,000	Indonesia Treasury Bond, 5.625%, due 05/15/23	1,847,857

14

TCW Emerging Markets Local Currency Income Fund

April 30, 2015

	Principal Amount	Fixed Income Securities	Value
		Indonesia (Continued)
IDR	16,063,000,000	Indonesia Treasury Bond, 7%, due 05/15/22	$1,194,963
IDR	18,063,000,000	Indonesia Treasury Bond, 8.25%, due 06/15/32	1,417,400
IDR	58,558,000,000	Indonesia Treasury Bond, 8.375%, due 03/15/24	4,699,548
IDR	22,500,000,000	Indonesia Treasury Bond, 8.375%, due 03/15/34	1,789,412
IDR	48,099,000,000	Indonesia Treasury Bond, 9%, due 03/15/29	4,045,697
IDR	16,411,000,000	Indonesia Treasury Bond, 9.5%, due 07/15/31	1,430,634
IDR	20,569,000,000	Indonesia Treasury Bond, 10.5%, due 08/15/30	1,925,909

		Total Indonesia (Cost: $24,740,696)	23,093,452

		Malaysia (8.2%)
MYR	6,809,000	Malaysia Government Bond, 3.48%, due 03/15/23 (2)	1,865,356
MYR	960,000	Malaysia Government Bond, 3.844%, due 04/15/33 (2)	257,554
MYR	8,471,000	Malaysia Government Bond, 4.012%, due 09/15/17 (2)	2,416,548
MYR	9,147,000	Malaysia Government Bond, 4.16%, due 07/15/21 (2)	2,627,371
MYR	12,310,000	Malaysia Government Bond, 4.262%, due 09/15/16 (2)	3,505,732
MYR	17,048,000	Malaysia Government Bond, 4.378%, due 11/29/19 (2)	4,941,359
MYR	5,341,000	Malaysia Government Bond, 4.392%, due 04/15/26 (2)	1,555,136
MYR	15,900,000	Malaysia Government Bond, 4.498%, due 04/15/30 (2)	4,694,592

		Total Malaysia (Cost: $22,360,637)	21,863,648

		Mexico (10.4%)
MXN	21,900,000	Mexican BONOS Government Bond, 5%, due 12/11/19	1,412,766
MXN	82,200,000	Mexican BONOS Government Bond, 7.75%, due 12/14/17	5,788,446
MXN	38,070,000	Mexican BONOS Government Bond, 7.75%, due 05/29/31	2,835,328
MXN	29,100,000	Mexican BONOS Government Bond, 7.75%, due 11/23/34	2,191,355
MXN	32,350,000	Mexican BONOS Government Bond, 8%, due 06/11/20 (2)	2,357,663
MXN	87,200,000	Mexican BONOS Government Bond, 8%, due 12/07/23 (2)	6,486,216
MXN	53,700,000	Mexican BONOS Government Bond, 8.5%, due 12/13/18	3,910,166
MXN	22,500,000	Mexican BONOS Government Bond, 8.5%, due 05/31/29 (2)	1,779,114
MXN	12,590,000	Mexican BONOS Government Bond, 10%, due 12/05/24 (2)	1,065,579

		Total Mexico (Cost: $30,152,879)	27,826,633

		Nigeria (1.0%)
	$1,200,000	Nigeria Government International Bond, (Reg. S), 6.375%, due 07/12/23 (1)	1,263,000
	1,375,000	Nigeria Government International Bond, (Reg. S), 6.75%, due 01/28/21 (1)	1,478,125

		Total Nigeria (Cost: $2,643,903)	2,741,125

		Peru (1.6%)
PEN	5,400,000	Peruvian Government International Bond, (144A), 5.7%, due 08/12/24 (3)	1,707,648
PEN	2,500,000	Peruvian Government International Bond, (Reg. S), 6.95%, due 08/12/31 (1)	828,800
PEN	3,110,000	Peruvian Government International Bond, (Reg. S), 7.84%, due 08/12/20 (1)	1,131,871

See accompanying notes to financial statements.

15

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited) (Continued)

	Principal Amount	Fixed Income Securities	Value
		Peru (Continued)
PEN	1,580,000	Peruvian Government International Bond, (Reg. S), 8.2%, due 08/12/26 (1)	$589,833

		Total Peru (Cost: $4,685,909)	4,258,152

		Romania (Cost: $2,921,056) (1.0%)
RON	9,950,000	Romania Government Bond, 4.75%, due 06/24/19	2,760,163

		Russia (7.3%)
RUB	96,400,000	Russian Federal Bond — OFZ, 6.8%, due 12/11/19	1,609,792
RUB	238,000,000	Russian Federal Bond — OFZ, 6.9%, due 08/03/16	4,412,187
RUB	203,000,000	Russian Federal Bond — OFZ, 7%, due 01/25/23	3,230,571
RUB	131,500,000	Russian Federal Bond — OFZ, 7.05%, due 01/19/28	1,965,504
RUB	114,897,000	Russian Federal Bond — OFZ, 7.4%, due 06/14/17	2,097,959
RUB	267,200,000	Russian Federal Bond — OFZ, 7.5%, due 03/15/18	4,780,550
RUB	87,700,000	Russian Federal Bond — OFZ, 7.6%, due 04/14/21	1,480,651

		Total Russia (Cost: $19,405,463)	19,577,214

		Serbia (2.1%)
RSD	80,000,000	Serbia Treasury Bond, 10%, due 09/28/15	751,540
RSD	108,500,000	Serbia Treasury Bond, 10%, due 04/25/16	1,030,905
RSD	99,000,000	Serbia Treasury Bond, 10%, due 06/12/16	942,939
RSD	150,000,000	Serbia Treasury Bond, 10%, due 06/27/16	1,424,808
RSD	159,500,000	Serbia Treasury Bond, 10%, due 10/17/16	1,514,201

		Total Serbia (Cost: $5,421,710)	5,664,393

		South Africa (11.5%)
ZAR	48,650,400	South Africa Government Bond, 6.25%, due 03/31/36 (2)	3,179,571
ZAR	34,264,000	South Africa Government Bond, 6.75%, due 03/31/21 (2)	2,760,917
ZAR	16,000,000	South Africa Government Bond, 6.75%, due 03/31/21	1,289,244
ZAR	9,100,000	South Africa Government Bond, 7%, due 02/28/31	669,020
ZAR	39,469,000	South Africa Government Bond, 7%, due 02/28/31	2,901,708
ZAR	44,800,000	South Africa Government Bond, 7.25%, due 01/15/20 (2)	3,722,670
ZAR	32,860,000	South Africa Government Bond, 8%, due 12/21/18	2,815,986
ZAR	18,300,000	South Africa Government Bond, 8%, due 01/31/30 (2)	1,485,287
ZAR	15,000,000	South Africa Government Bond, 8.25%, due 09/15/17 (2)	1,288,818
ZAR	37,500,000	South Africa Government Bond, 8.25%, due 09/15/17	3,222,046
ZAR	20,500,000	South Africa Government Bond, 10.5%, due 12/21/26	2,045,002
ZAR	54,707,000	South Africa Government Bond, 10.5%, due 12/21/26 (2)	5,457,362

		Total South Africa (Cost: $34,454,279)	30,837,631

		Thailand (6.5%)
THB	162,700,000	Thailand Government Bond, 3.25%, due 06/16/17 (2)	5,108,819
THB	34,000,000	Thailand Government Bond, 3.58%, due 12/17/27 (2)	1,124,841
THB	86,300,000	Thailand Government Bond, 3.625%, due 06/16/23 (2)	2,855,063
THB	65,300,000	Thailand Government Bond, 3.65%, due 12/17/21 (2)	2,146,293
THB	106,300,000	Thailand Government Bond, 3.875%, due 06/13/19 (2)	3,474,480
THB	68,600,000	Thailand Government Bond, 4.875%, due 06/22/29 (2)	2,575,856

		Total Thailand (Cost: $17,111,310)	17,285,352

See accompanying notes to financial statements.

16

TCW Emerging Markets Local Currency Income Fund

April 30, 2015

	Principal Amount	Fixed Income Securities	Value
		Turkey (7.0%)
TRY	10,960,000	Turkey Government Bond, 6.3%, due 02/14/18	$3,786,306
TRY	9,800,000	Turkey Government Bond, 8.2%, due 11/16/16	3,582,789
TRY	7,900,000	Turkey Government Bond, 8.3%, due 10/07/15	2,931,678
TRY	15,350,000	Turkey Government Bond, 8.3%, due 06/20/18 (2)	5,561,427
TRY	7,535,000	Turkey Government Bond, 10.7%, due 02/24/16 (2)	2,828,495

		Total Turkey (Cost: $22,004,712)	18,690,695

		Zambia (Cost: $1,416,644) (0.5%)
	$1,500,000	Zambia Government International Bond, (Reg. S), 5.375%, due 09/20/22 (1)	1,397,745

		Total Fixed Income Securities (Cost: $280,489,659) (97.4%)	260,744,705

		Short-Term Investments
		Zambia (Cost: $1,271,500) (0.4%)
ZMW	10,500,000	Republic of Zambia Treasury Bills, 0%, due 03/08/16	1,179,251

		Repurchase Agreement (Cost: $1,298,523) (0.5%)
	$1,298,523	State Street Bank & Trust Company, 0%, due 05/01/15 (collateralized by $1,330,000 Federal National Mortgage Association, 2.08%, due 11/02/22 valued at $1,326,394) (Total Amount to be Received Upon Repurchase $1,298,523)	1,298,523

		Total Short-Term Investments (Cost: $2,570,023) (0.9%)	2,477,774

		Total Investments (Cost: $283,059,682) (98.3%)	263,222,479

		Excess of Other Assets over Liabilities (1.7%)	4,595,901

		Total Net Assets (100.0%)	$267,818,380

See accompanying notes to financial statements.

17

TCW Emerging Markets Local Currency Income Fund

Schedule of Investments (Unaudited) (Continued)

Forward Currency Contracts
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (4)
Bank of America	EUR	2,960,266	05/12/15	$3,192,890	$3,317,422	$124,532
Bank of America	EUR	5,220,348	06/08/15	5,606,140	5,852,148	246,008
Bank of America	EUR	1,833,758	06/16/15	2,003,698	2,055,918	52,220
Bank of America	EUR	3,922,553	06/22/15	4,336,043	4,398,134	62,091
Bank of America	HUF	804,590,500	06/08/15	2,975,502	2,971,305	(4,197)
Bank of America	SGD	3,953,860	06/03/15	2,944,270	2,983,270	39,000
Bank of America	SGD	3,965,490	06/12/15	2,952,490	2,991,618	39,128
Bank of America	TRY	14,337,600	05/04/15	5,395,564	5,359,550	(36,014)
Citibank N.A.	COP	7,432,800,000	06/11/15	3,093,777	3,085,986	(7,791)
Citibank N.A.	INR	165,418,500	05/29/15	2,600,000	2,590,248	(9,752)
Citibank N.A.	INR	185,107,000	06/10/15	2,890,039	2,891,284	1,245
Citibank N.A.	MYR	10,926,000	05/27/15	3,052,121	3,061,630	9,509
Citibank N.A.	THB	49,470,000	06/02/15	1,495,918	1,499,464	3,546

				$42,538,452	$43,057,977	$519,525

SELL (5)
Bank of America	EUR	2,960,266	05/12/15	$3,350,000	$3,317,422	$32,578
Bank of America	EUR	5,220,348	06/08/15	5,800,000	5,852,148	(52,148)
Bank of America	EUR	1,833,758	06/16/15	1,950,000	2,055,918	(105,918)
Bank of America	EUR	3,922,553	06/22/15	4,200,000	4,398,135	(198,135)
Bank of America	HUF	1,609,181,000	06/08/15	5,800,000	5,942,610	(142,610)
Bank of America	PEN	8,778,000	07/23/15	2,850,000	2,775,744	74,256
Bank of America	RUB	145,676,500	06/24/15	2,350,000	2,772,610	(422,610)
Bank of America	RUB	137,228,000	07/24/15	2,600,000	2,583,881	16,119
Bank of America	SGD	3,953,860	06/03/15	2,900,000	2,983,270	(83,270)
Bank of America	SGD	3,965,490	06/12/15	2,850,000	2,991,619	(141,619)
Bank of America	TRY	7,181,850	05/04/15	2,900,000	2,684,653	215,347
Bank of America	TRY	7,829,300	07/08/15	2,950,000	2,871,941	78,059
Bank of America	TRY	7,419,396	07/28/15	2,670,000	2,706,530	(36,530)
Bank of America	ZAR	34,340,320	06/24/15	2,800,000	2,848,673	(48,673)
Bank of America	ZAR	35,473,750	07/09/15	2,950,000	2,935,385	14,615
Citibank N.A.	BRL	9,193,888	07/13/15	2,935,000	2,995,727	(60,727)
Citibank N.A.	BRL	8,083,800	07/31/15	2,700,000	2,617,896	82,104
Citibank N.A.	COP	7,432,800,000	06/11/15	2,850,000	3,085,985	(235,985)
Citibank N.A.	INR	185,107,000	06/10/15	2,900,000	2,891,284	8,716
Citibank N.A.	MYR	10,926,000	05/27/15	3,000,000	3,061,630	(61,630)
Citibank N.A.	THB	49,470,000	06/02/15	1,500,000	1,499,464	536
Citibank N.A.	TRY	7,155,750	05/04/15	2,900,000	2,674,897	225,103
Citibank N.A.	TRY	14,764,431	07/31/15	5,410,000	5,381,470	28,530

				$73,115,000	$73,928,892	$(813,892)

See accompanying notes to financial statements.

18

TCW Emerging Markets Local Currency Income Fund

April 30, 2015

Cross Currency Forwards
Counterparty	Contracts to Deliver/ Units of Currency		Settlement Date	Contracts to Receive/ Units of Currency		Unrealized Appreciation (Depreciation)
Citibank N.A.	EUR	5,230,000	06/09/15	PLN	21,738,495	$152,984
Citibank N.A.	EUR	5,420,000	07/16/15	PLN	21,879,335	(31,525)

						$121,459

Notes to the Schedule of Investments:

BRL -	Brazilian Real.
CLP -	Chilean Peso.
COP -	Colombian Peso.
EUR -	Euro Currency.
HUF -	Hungarian Forint.
IDR -	Indonesian Rupiah.
INR -	Indian Rupee.
MXN -	Mexican Peso.
MYR -	Malaysian Ringgit.
PEN -	Peruvian Nouveau Sol.
PLN -	Polish Zloty.
RON -	New Romanian Leu.
RSD -	Serbian Dinar.
RUB -	Russian Ruble.
SGD -	Singapore Dollar.
THB -	Thai Baht.
TRY -	New Turkish Lira.
ZAR -	South African Rand.
ZMW -	Zambian Kwacha.
(1)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2015, the value of these securities amounted to $9,512,366 or 3.6% of net assets.
(2)	All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2)
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2015, the value of these securities amounted to $1,707,648 or 0.6% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(4)	Fund buys foreign currency, sells U.S. Dollar.
(5)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to financial statements.

19

TCW Emerging Markets Local Currency Income Fund

Investments by Industry (Unaudited) April 30, 2015

Industry	Percentage of Net Assets
Banks	0.9%
Diversified Financial Services	0.6
Electric	2.8
Foreign Government Bonds	92.2
Oil & Gas	0.9
Short-Term Investments	0.9

Total	98.3%

See accompanying notes to financial statements.

20

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited)	April 30, 2015

	Principal Amount	Fixed Income Securities	Value
		Argentina (1.5% of Net Assets)
EUR	195,000	Argentine Republic Government International Bond, 2.26%, due 12/31/38 (1)	$116,628
	$154,224	Argentine Republic Government International Bond, 8.28%, due 12/31/33 (1)	158,234
	70,102	Argentine Republic Government International Bond, 8.28%, due 12/31/33 (1)	71,924
	363,000	Argentine Republic Government International Bond, 8.75%, due 06/02/17 (1)	358,245
	100,000	YPF S.A., (Reg. S), 8.875%, due 12/19/18 (2)	106,000

		Total Argentina (Cost: $765,415)	811,031

		Brazil (4.2%)
	400,000	Brazil Minas SPE via State of Minas Gerais, (Reg. S), 5.333%, due 02/15/28 (2)	394,000
BRL	340,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/17	108,041
BRL	100,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/21	29,933
BRL	470,000	Brazil Notas do Tesouro Nacional, Series F, 10%, due 01/01/23	137,444
	$150,000	Brazilian Government International Bond, 2.625%, due 01/05/23	137,280
	450,000	Brazilian Government International Bond, 4.25%, due 01/07/25	445,500
	140,000	Brazilian Government International Bond, 5.625%, due 01/07/41	144,900
	630,000	Petrobras Global Finance BV, 4.875%, due 03/17/20	609,840
	30,000	Petrobras Global Finance BV, 5.75%, due 01/20/20	30,026
	250,000	Petrobras Global Finance BV, 5.875%, due 03/01/18	257,022

		Total Brazil (Cost: $2,241,479)	2,293,986

		Chile (0.9%)
	250,000	Empresa Electrica Angamos S.A., (144A), 4.875%, due 05/25/29 (3)	252,500
	250,000	Guanay Finance, Ltd., (144A), 6%, due 12/15/20 (3)	263,275

		Total Chile (Cost: $498,437)	515,775

		China (1.2%)
	250,000	Industrial & Commercial Bank of China, Ltd., (144A), 6%, due 12/29/49 (3)(4)(5)	262,813
	400,000	Tencent Holdings, Ltd., (144A), 3.8%, due 02/11/25 (3)	400,916

		Total China (Cost: $653,936)	663,729

		Colombia (2.9%)
	200,000	Avianca Holdings S.A., (144A), 8.375%, due 05/10/20 (3)	201,000
	350,000	Bancolombia S.A., 5.125%, due 09/11/22 (6)	358,925
	150,000	BBVA Colombia S.A., (144A), 4.875%, due 04/21/25 (3)	151,687
	450,000	Colombia Government International Bond, 4%, due 02/26/24 (6)	464,400
	200,000	Colombia Government International Bond, 5%, due 06/15/45	204,500
	200,000	Colombia Telecomunicaciones S.A. ESP, (Reg. S), 5.375%, due 09/27/22 (2)	204,540

		Total Colombia (Cost: $1,573,799)	1,585,052

		Croatia (Cost: $213,176) (0.4%)
	200,000	Croatia Government International Bond, (Reg. S), 5.5%, due 04/04/23 (2)(6)	213,310

See accompanying notes to financial statements.

21

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

	Principal Amount	Fixed Income Securities	Value
		Dominican Republic (1.1%)
	$200,000	Dominican Republic International Bond, (144A), 5.5%, due 01/27/25 (3)	$208,000
	200,000	Dominican Republic International Bond, (144A), 6.85%, due 01/27/45 (3)	211,000
	200,000	Dominican Republic International Bond, (Reg. S), 5.875%, due 04/18/24 (2)	213,000

		Total Dominican Republic (Cost: $610,456)	632,000

		El Salvador (Cost: $200,000) (0.4%)
	200,000	El Salvador Government International Bond, (144A), 6.375%, due 01/18/27 (3)	204,250

		Ghana (Cost: $181,437) (0.3%)
	200,000	Republic of Ghana, (Reg. S), 8.125%, due 01/18/26 (2)	194,016

		Guatemala (0.8%)
	250,000	Comcel Trust via Comunicaciones Celulares S.A., (Reg. S), 6.875%, due 02/06/24 (2)	268,750
	180,000	Industrial Senior Trust, (144A), 5.5%, due 11/01/22 (3)	177,827

		Total Guatemala (Cost: $438,326)	446,577

		Honduras (Cost: $223,167) (0.4%)
	200,000	Republic of Honduras, (Reg. S), 8.75%, due 12/16/20 (2)(6)	230,500

		Hungary (1.6%)
	400,000	Hungary Government International Bond, 5.375%, due 03/25/24	451,080
	200,000	Hungary Government International Bond, 5.75%, due 11/22/23 (6)	230,850
	225,000	Magyar Export-Import Bank Zrt, (144A), 4%, due 01/30/20 (3)(6)	229,781

		Total Hungary (Cost: $853,740)	911,711

		India (1.8%)
INR	15,000,000	Export-Import Bank of India, 8.87%, due 10/30/29	244,523
	$200,000	ICICI Bank, Ltd., (Reg. S), 6.375%, due 04/30/22 (2)(4)	209,189
INR	9,500,000	India Government Bond, 7.28%, due 06/03/19	147,686
INR	13,000,000	Power Finance Corp., Ltd., 8.98%, due 10/08/24	209,177
	$200,000	Reliance Industries, Ltd., (144A), 4.125%, due 01/28/25 (3)	203,900

		Total India (Cost: $1,016,698)	1,014,475

		Indonesia (2.8%)
	400,000	Indonesia Government International Bond, (144A), 4.125%, due 01/15/25 (3)	408,250
	200,000	Indonesia Government International Bond, (Reg. S), 3.75%, due 04/25/22 (2)	204,300
	200,000	Indonesia Government International Bond, (Reg. S), 5.25%, due 01/17/42 (2)	210,260
IDR	1,500,000,000	Indonesia Treasury Bond, 5.625%, due 05/15/23	101,138
	$200,000	Pertamina Persero PT, (Reg. S), 4.3%, due 05/20/23 (2)	199,950
	200,000	Perusahaan Gas Negara Persero Tbk PT, (144A), 5.125%, due 05/16/24 (3)	210,000
	200,000	Perusahaan Penerbit SBSN Indonesia III, (144A), 4.35%, due 09/10/24 (3)	205,450

		Total Indonesia (Cost: $1,523,865)	1,539,348

See accompanying notes to financial statements.

22

TCW Emerging Markets Multi-Asset Opportunities Fund

April 30, 2015

Principal Amount	Fixed Income Securities	Value
	Israel (0.6%)
$110,000	Delek & Avner Tamar Bond, Ltd., (144A), 5.412%, due 12/30/25 (3)	$112,893
200,000	Israel Government International Bond, 4.5%, due 01/30/43	210,500

	Total Israel (Cost: $329,460)	323,393

	Ivory Coast (Cost: $195,910) (0.4%)
200,000	Ivory Coast Government International Bond, (144A), 6.375%, due 03/03/28 (3)	202,000

	Kenya (Cost: $203,713) (0.4%)
200,000	Kenya Government International Bond, (Reg. S), 5.875%, due 06/24/19 (2)	207,366

	Lebanon (0.4%)
100,000	Lebanon Government International Bond, (Reg. S), 5.8%, due 04/14/20 (2)	101,730
115,000	Lebanon Government International Bond, (Reg. S), 6%, due 05/20/19 (2)	118,623

	Total Lebanon (Cost: $220,467)	220,353

	Mexico (3.7%)
250,000	BBVA Bancomer S.A., (144A), 4.375%, due 04/10/24 (3)	262,350
168,000	BBVA Bancomer S.A., (144A), 6.75%, due 09/30/22 (3)	192,041
200,000	Cemex S.A.B. de C.V., (144A), 6.5%, due 12/10/19 (3)	214,760
100,000	Controladora Mabe S.A. de C.V., (Reg. S), 7.875%, due 10/28/19 (2)	113,941
300,000	Mexico Government International Bond, 3.6%, due 01/30/25 (6)	304,920
500,000	Mexico Government International Bond, 3.625%, due 03/15/22 (6)	517,875
250,000	Mexico Government International Bond, 4.6%, due 01/23/46	250,312
200,000	Petroleos Mexicanos, (Reg. S), 5.5%, due 06/27/44 (2)	198,260

	Total Mexico (Cost: $2,024,597)	2,054,459

	Nigeria (Cost: $206,711) (0.4%)
200,000	Nigeria Government International Bond, (Reg. S), 6.375%, due 07/12/23 (2)	210,500

	Oman (Cost: $200,005) (0.4%)
200,000	Lamar Funding, Ltd., (144A), 3.958%, due 05/07/25 (3)(7)	202,510

	Pakistan (Cost: $199,000) (0.4%)
200,000	Pakistan Government International Bond, (144A), 8.25%, due 04/15/24 (3)	219,000

	Panama (1.2%)
200,000	Global Bank Corp., (144A), 4.75%, due 10/05/17 (3)	206,398
250,000	Global Bank Corp., (144A), 5.125%, due 10/30/19 (3)	259,075
200,000	Panama Government International Bond, 3.75%, due 03/16/25	205,160

	Total Panama (Cost: $644,864)	670,633

	Paraguay (0.6%)
150,000	Banco Continental SAECA, (144A), 8.875%, due 10/15/17 (3)	157,125
150,000	Banco Regional SAECA, (144A), 8.125%, due 01/24/19 (3)	161,135

	Total Paraguay (Cost: $305,640)	318,260

See accompanying notes to financial statements.

23

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

	Principal Amount	Fixed Income Securities	Value
		Peru (2.0%)
	$200,000	BBVA Banco Continental S.A., (144A), 5.25%, due 09/22/29 (3)(4)	$206,730
	250,000	Corp. Financiera de Desarrollo S.A., (144A), 5.25%, due 07/15/29 (3)(4)	262,825
	200,000	Fondo MIVIVIENDA S.A., (Reg. S), 3.5%, due 01/31/23 (2)	197,940
	150,000	InRetail Consumer, (Reg. S), 5.25%, due 10/10/21 (2)	155,070
	180,000	Southern Copper Corp., 5.875%, due 04/23/45	177,894
	115,000	Volcan Cia Minera SAA, (Reg. S), 5.375%, due 02/02/22 (2)	113,160

		Total Peru (Cost: $1,087,440)	1,113,619

		Romania (0.6%)
	100,000	Romanian Government International Bond, (Reg. S), 4.375%, due 08/22/23 (2)	106,500
	200,000	Romanian Government International Bond, (Reg. S), 4.875%, due 01/22/24 (2)	220,750

		Total Romania (Cost: $330,996)	327,250

		Russia (2.9%)
	200,000	Gazprom OAO via Gaz Capital S.A., (Reg. S), 4.95%, due 07/19/22 (2)	186,500
	115,000	Mobile Telesystems OJSC via MTS International Funding, Ltd., (Reg. S), 8.625%, due 06/22/20 (2)	125,493
RUB	10,115,000	Russian Federal Bond — OFZ, 7.4%, due 06/14/17	184,694
	$400,000	Russian Foreign Bond — Eurobond, (Reg. S), 4.5%, due 04/04/22 (2)	390,928
	400,000	Russian Foreign Bond — Eurobond, (Reg. S), 4.875%, due 09/16/23 (2)	394,000
	300,000	Russian Foreign Bond — Eurobond, (Reg. S), 5%, due 04/29/20 (2)	305,625

		Total Russia (Cost: $1,601,564)	1,587,240

		Serbia (0.8%)
	200,000	Republic of Serbia, (Reg. S), 4.875%, due 02/25/20 (2)(6)	205,880
	200,000	Republic of Serbia, (Reg. S), 5.875%, due 12/03/18 (2)	212,880

		Total Serbia (Cost: $404,049)	418,760

		Slovenia (Cost: $231,390) (0.4%)
	200,000	Slovenia Government International Bond, (Reg. S), 5.5%, due 10/26/22 (2)(6)	231,538

		South Africa (1.1%)
	100,000	AngloGold Ashanti Holdings PLC, 5.375%, due 04/15/20	101,143
ZAR	2,000,000	South Africa Government Bond, 10.5%, due 12/21/26	199,513
	$100,000	South Africa Government International Bond, 5.5%, due 03/09/20	110,000
	200,000	ZAR Sovereign Capital Fund Propriety, Ltd., (Reg. S), 3.903%, due 06/24/20 (2)	205,320

		Total South Africa (Cost: $632,162)	615,976

		Tunisia (Cost: $198,130) (0.4%)
	200,000	Banque Centrale de Tunisie S.A., (144A), 5.75%, due 01/30/25 (3)	207,250

See accompanying notes to financial statements.

24

TCW Emerging Markets Multi-Asset Opportunities Fund

April 30, 2015

Principal Amount	Fixed Income Securities	Value
	Turkey (1.6%)
$300,000	Hazine Mustesarligi Varlik Kiralama AS, (144A), 4.489%, due 11/25/24 (3)	$301,500
250,000	Turkey Government International Bond, 3.25%, due 03/23/23	235,000
350,000	Turkey Government International Bond, 5.125%, due 03/25/22	371,000

	Total Turkey (Cost: $930,710)	907,500

	Ukraine (Cost: $545,623) (0.5%)
575,000	Ukraine Government International Bond, (Reg. S), 6.875%, due 09/23/15 (2)	299,000

	United Arab Emirates (Cost: $226,713) (0.4%)
200,000	DP World, Ltd., (Reg. S), 6.85%, due 07/02/37 (2)	225,440

	Uruguay (Cost: $563,640) (1.0%)
550,000	Uruguay Government International Bond, 5.1%, due 06/18/50	563,063

	Venezuela (1.4%)
900,000	Petroleos de Venezuela S.A., (Reg. S), 6%, due 11/15/26 (2)(6)	376,920
450,000	Venezuela Government International Bond, (Reg. S), 6%, due 12/09/20 (2)	193,500
100,000	Venezuela Government International Bond, (Reg. S), 7.75%, due 10/13/19 (2)	46,750
350,000	Venezuela Government International Bond, (Reg. S), 8.25%, due 10/13/24 (2)	154,875

	Total Venezuela (Cost: $1,201,507)	772,045

	Vietnam (Cost: $210,776) (0.4%)
200,000	Vietnam Government International Bond, (144A), 4.8%, due 11/19/24 (3)	209,250

	Zambia (Cost: $187,064) (0.3%)
200,000	Zambia Government International Bond, (Reg. S), 5.375%, due 09/20/22 (2)	186,366

	Total Fixed Income Securities (Cost: $23,876,062) (42.6%)	23,548,531

Number of Shares	Preferred Stock
	Brazil (Cost: $275,305) (0.6%)
25,200	Itau Unibanco Holding S.A., 4.07% (ADR)	323,064

	Total Preferred Stock (Cost: $275,305) (0.6%)	323,064

	Common Stock
	Argentina (Cost: $376,389) (0.8%)
14,730	YPF S.A. (SP ADR)	449,854

	Brazil (1.1%)
48,700	Ambev S.A. (ADR)	308,271
56,500	CCR S.A.	312,732

	Total Brazil (Cost: $674,991)	621,003

See accompanying notes to financial statements.

25

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	China (17.9%)
56,200	AIA Group, Ltd.	$373,728
2,850	Alibaba Group Holding, Ltd. (SP ADR) (8)	231,676
156,000	AviChina Industry & Technology Co., Ltd. — Class H	178,129
344,000	Beijing Enterprises Water Group, Ltd. (8)	294,888
845,000	China Construction Bank Corp. — Class H	820,207
184,500	China Everbright International, Ltd.	344,021
48,000	China Everbright, Ltd.	158,052
35,219	China Life Insurance Co., Ltd. — Class H	171,141
239,000	China Minsheng Banking Corp., Ltd.	350,178
73,120	China Mobile, Ltd.	1,042,426
185,000	Chongqing Rural Commercial Bank Co., Ltd. — Class H	166,198
209,000	CNOOC, Ltd.	355,277
579,000	Cosmo Lady China Holdings Co., Ltd. (8)	484,994
436,000	CT Environmental Group, Ltd. (8)	610,787
23,900	Hengan International Group Co., Ltd.	294,830
330,916	HKT Trust & HKT, Ltd.	444,071
1,179,460	Industrial & Commercial Bank of China, Ltd. — Class H	1,026,092
9,500	JD.com, Inc. (ADR) (8)	318,820
24,750	Ping An Insurance Group Co. of China, Ltd. — Class H	355,199
108,700	SAIC Motor Corp., Ltd.	473,332
237,700	Sihuan Pharmaceutical Holdings Group, Ltd.	135,239
61,612	Tencent Holdings, Ltd.	1,271,504

	Total China (Cost: $8,088,009)	9,900,789

	Egypt (1.2%)
39,126	Commercial International Bank Egypt SAE	284,147
8,350	Eastern Tobacco	213,400
24,500	ElSwedy Electric Co. (8)	152,102

	Total Egypt (Cost: $558,436)	649,649

	Hungary (Cost: $175,946) (0.4%)
9,000	OTP Bank PLC	199,005

	India (2.9%)
89,375	Bharti Infratel, Ltd.	562,859
17,500	Divi’s Laboratories, Ltd.	473,242
85,000	ITC, Ltd.	432,528
5,725	Lupin, Ltd.	160,029

	Total India (Cost: $1,398,940)	1,628,658

	Indonesia (1.5%)
589,000	Bank Rakyat Indonesia Persero Tbk PT	525,859
4,630,000	Multipolar Tbk PT	286,681

	Total Indonesia (Cost: $871,608)	812,540

	Japan (Cost: $229,828) (0.5%)
1,345	FANUC Corp.	295,182

See accompanying notes to financial statements.

26

TCW Emerging Markets Multi-Asset Opportunities Fund

April 30, 2015

Number of Shares	Common Stock	Value
	Kenya (Cost: $361,886) (1.0%)
2,973,000	Safari.com, Ltd.	$547,997

	Malaysia (Cost: $242,604) (0.4%)
332,129	My EG Services BHD	235,212

	Mexico (1.2%)
4,300	Fomento Economico Mexicano S.A.B. de C.V. (SP ADR) (8)	389,107
46,700	Grupo Financiero Banorte S.A.B. de C.V.	264,587

	Total Mexico (Cost: $699,115)	653,694

	Nigeria (Cost: $225,525) (0.4%)
297,594	Nigerian Breweries PLC	235,047

	Pakistan (1.7%)
54,500	Engro Corp., Ltd.	169,098
105,010	Fauji Fertilizer Co., Ltd.	146,888
238,939	Habib Bank, Ltd.	468,902
31,000	Lucky Cement, Ltd.	148,773

	Total Pakistan (Cost: $859,255)	933,661

	Russia (4.4%)
10,256	Lukoil OAO (SP ADR)	525,620
9,515	Magnit PJSC (Reg. S) (GDR) (2)	524,752
105,844	Mobile TeleSystems OJSC	540,315
263,525	Sberbank of Russia	391,099
22,127	Yandex N.V. (8)	425,724

	Total Russia (Cost: $2,282,570)	2,407,510

	South Africa (3.5%)
8,860	Aspen Pharmacare Holdings, Ltd. (8)	268,079
32,371	MTN Group, Ltd. (7)	646,718
4,100	Naspers, Ltd. — N Shares	640,009
25,300	Shoprite Holdings, Ltd.	360,177

	Total South Africa (Cost: $1,624,006)	1,914,983

	South Korea (5.2%)
3,490	Coway Co., Ltd.	293,100
410	Hyundai Mobis	90,150
1,985	Hyundai Motor Co.	311,528
12,580	KB Financial Group, Inc.	479,729
1,277	Samsung Electronics Co., Ltd.	1,675,237

	Total South Korea (Cost: $2,716,988)	2,849,744

	Taiwan (6.1%)
31,223	Advantech Co., Ltd.	257,207
270,170	Cathay Financial Holding Co., Ltd.	471,993
118,000	Chailease Holding Co., Ltd.	323,413
7,417	Hermes Microvision, Inc.	521,547

See accompanying notes to financial statements.

27

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Taiwan (Continued)
3,965	Largan Precision Co., Ltd.	$397,317
12,500	Taiwan Semiconductor Manufacturing Co., Ltd. (SP ADR)	305,500
191,012	Taiwan Semiconductor Manufacturing Co., Ltd.	919,584
272,500	Yuanta Financial Holding Co., Ltd.	158,385

	Total Taiwan (Cost: $2,683,965)	3,354,946

	Turkey (1.9%)
74,500	Akbank TAS	216,852
199,000	Global Yatirim Holding A.S. (8)	190,343
151,500	Turkiye Garanti Bankasi A.S.	481,576
30,000	Turkiye Halk Bankasi A.S.	151,830

	Total Turkey (Cost: $1,212,609)	1,040,601

	United Arab Emirates (Cost: $181,196) (0.3%)
430,500	Air Arabia PJSC	191,076

	Total Common Stocks (Cost: $25,463,866) (52.4%)	28,921,151

	Participation Notes
	Saudi Arabia (1.8%)
10,250	Al Mouwasat Medical Services (HSBC) (expires 4/16/18)	367,116
2,650	Bupa Arabia For Cooperative Insurance (HSBC) (expires 2/6/19)	156,104
10,152	Saudi Airlines Catering Co. (HSBC) (expires 1/07/16)	469,297

	Total Saudi Arabia (Cost: $1,023,034)	992,517

	Total Participation Notes (Cost: $1,023,034) (1.8%)	992,517

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $928,200) (1.7%)
$928,200	State Street Bank & Trust Company, 0%, due 05/01/15 (collateralized by $960,000 Federal Home Loan Mortgage Corp., 2%, due 11/02/22 valued at $948,478) (Total Amount to be Received Upon Repurchase $928,200)	928,200

	Total Investments (Cost: $51,566,467) (99.1%)	54,713,463
	Excess of Other Assets over Liabilities (0.9%)	474,830

	Total Net Assets (100.0%)	$55,188,293

See accompanying notes to financial statements.

28

TCW Emerging Markets Multi-Asset Opportunities Fund

April 30, 2015

Forward Currency Contracts
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (9)
Bank of America	EUR	396,026	06/08/15	$427,307	$443,957	$16,650
Bank of America	EUR	246,382	06/16/15	269,215	276,231	7,016
Bank of America	EUR	318,007	06/22/15	351,762	356,563	4,801
Bank of America	HUF	63,812,350	06/08/15	235,988	235,655	(333)
Bank of America	SGD	313,582	06/03/15	233,511	236,604	3,093
Bank of America	SGD	314,456	06/12/15	234,127	237,230	3,103
Citibank N.A.	INR	14,936,220	06/10/15	233,197	233,297	100
Citibank N.A.	TRY	567,525	05/04/15	213,387	212,147	(1,240)

				$2,198,494	$2,231,684	$33,190

SELL (10)
Bank of America	BRL	377,695	06/30/15	$115,000	$123,598	$(8,598)
Bank of America	EUR	396,026	06/08/15	440,000	443,956	(3,956)
Bank of America	EUR	246,382	06/16/15	262,000	276,231	(14,231)
Bank of America	EUR	318,007	06/22/15	340,500	356,563	(16,063)
Bank of America	HUF	63,812,350	06/08/15	230,000	235,655	(5,655)
Bank of America	RUB	12,456,080	07/24/15	236,000	234,537	1,463
Bank of America	SGD	313,582	06/03/15	230,000	236,604	(6,604)
Bank of America	SGD	314,456	06/12/15	226,000	237,230	(11,230)
Bank of America	TRY	653,018	07/28/15	235,000	238,215	(3,215)
Citibank N.A.	BRL	359,280	07/31/15	120,000	116,351	3,649
Citibank N.A.	INR	14,936,220	06/10/15	234,000	233,297	703
Citibank N.A.	TRY	567,525	05/04/15	230,000	212,147	17,853
Citibank N.A.	TRY	604,125	06/12/15	225,000	223,267	1,733
Citibank N.A.	TRY	641,339	07/31/15	235,000	233,761	1,239

				$3,358,500	$3,401,412	$(42,912)

See accompanying notes to financial statements.

29

TCW Emerging Markets Multi-Asset Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Notes to the Schedule of Investments:

BRL -	Brazilian Real.
EUR -	Euro Currency.
HUF -	Hungarian Forint.
IDR -	Indonesian Rupiah.
INR -	Indian Rupee.
RUB -	Russian Ruble.
SGD -	Singapore Dollar.
TRY -	New Turkish Lira.
ZAR -	South African Rand.
ADR -	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
GDR -	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
OJSC -	Open Joint-Stock Company.
PJSC -	Private Joint-Stock Company.
SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(2)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2015, the value of these securities amounted to $8,657,422 or 15.9% of net assets.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold, normally only to qualified institutional buyers. At April 30, 2015, the value of these securities amounted to $6,967,491 or 12.6% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Company’s Board of Directors.
(4)	Floating or variable rate security. The interest shown reflects the rate in effect at April 30, 2015.
(5)	Perpetual Maturity.
(6)	All or a portion of this security is segregated to cover when-issued, delayed-delivery or forward commitments. (Note 2)
(7)	This security is purchased on a when-issued, delayed delivery or forward commitment basis.
(8)	Non-income producing security.
(9)	Fund buys foreign currency, sells U.S. Dollar.
(10)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to financial statements.

30

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Industry (Unaudited) April 30, 2015

Industry	Percentage of Net Assets
Aerospace/Defense	0.3%
Agriculture	1.2
Airlines	0.7
Apparel	0.9
Auto Manufacturers	1.5
Auto Parts & Equipment	0.2
Banks	15.9
Beverages	1.6
Building Materials	0.7
Chemicals	0.6
Commercial Services	1.0
Computers	1.0
Diversified Financial Services	3.8
Electric	0.8
Electrical Compo & Equip	1.2
Environmental Control	1.7
Food	1.5
Food Service	0.8
Foreign Government Bonds	25.0
Gas	0.4
Government Regional/Local	0.7
Healthcare-Products	1.0
Healthcare-Services	0.7
Holding Companies-Diversified	0.3
Home Furnishings	0.5
Household Products/Wares	0.2
Insurance	2.8
Internet	5.2
Machinery-Diversified	0.5
Media	1.2
Mining	0.7
Miscellaneous Manufacturers	0.7
Oil & Gas	6.7
Pharmaceuticals	1.4
Retail	0.3
Semiconductors	5.2
Telecommunications	8.0
Water	0.5
Short-Term Investments	1.7

Total	99.1%

See accompanying notes to financial statements.

31

TCW Emerging Markets Multi-Asset Opportunities Fund

Investments by Country (Unaudited)	April 30, 2015

Country	Percentage of Net Assets
Argentina	2.3%
Brazil	5.9
Chile	0.9
China	19.1
Colombia	2.9
Croatia	0.4
Dominican Republic	1.1
Egypt	1.2
El Salvador	0.4
Ghana	0.3
Guatemala	0.8
Honduras	0.4
Hungary	2.0
India	4.7
Indonesia	4.3
Israel	0.6
Ivory Coast	0.4
Japan	0.5
Kenya	1.4
Lebanon	0.4
Malaysia	0.4
Mexico	4.9
Nigeria	0.8
Oman	0.4
Pakistan	2.1
Panama	1.2
Paraguay	0.6
Peru	2.0
Romania	0.6
Russia	7.3
Saudi Arabia	1.8
Serbia	0.8
Slovenia	0.4
South Africa	4.6
South Korea	5.2
Taiwan	6.1
Tunisia	0.4
Turkey	3.5
Ukraine	0.5
United Arab Emirates	0.7
United States	1.7
Uruguay	1.0
Venezuela	1.4
Vietnam	0.4
Zambia	0.3

Total	99.1%

See accompanying notes to financial statements.

32

TCW International Growth Fund

Schedule of Investments (Unaudited)	April 30, 2015

Number of Shares	Common Stock	Value
	Argentina (Cost: $26,491) (1.1% of Net Assets)
970	YPF S.A. (SP ADR)	$29,624

	Belgium (Cost: $26,492) (1.0%)
181	Solvay S.A.	26,597

	China (14.8%)
40,000	China Animal Healthcare, Ltd. (1)	26,835
16,000	China Gas Holdings, Ltd.	28,185
7,000	China Life Insurance Co., Ltd. — Class H	34,015
12,000	China Merchants Bank Co., Ltd. — Class H	36,247
180	CNOOC, Ltd. (SP ADR)	30,825
25,000	Cosmo Lady China Holdings Co., Ltd. (2)	20,941
5,240	Great Wall Motor Co., Ltd. — Class H	39,756
20,343	HKT Trust & HKT, Ltd.	27,299
875	JD.com, Inc. (ADR) (2)	29,365
3,000	Ping An Insurance Group Co. of China, Ltd. — Class H	43,054
8,000	Shanghai Fosun Pharmaceutical Group Co., Ltd.	30,342
1,373	Tencent Holdings, Ltd.	28,335
15,400	Travelsky Technology, Ltd. — Class H (1)	29,978

	Total China (Cost: $343,780)	405,177

	Denmark (3.0%)
1,174	GN Store Nord A/S	25,306
479	Novo Nordisk A/S (SP ADR)	26,953
300	Pandora A/S	30,959

	Total Denmark (Cost: $77,918)	83,218

	Egypt (1.7%)
3,528	Commercial International Bank Egypt SAE (1)	25,622
850	Eastern Tobacco	21,723

	Total Egypt (Cost: $45,337)	47,345

	Finland (Cost: $26,447) (0.9%)
1,341	UPM-Kymmene OYJ	24,215

	France (6.1%)
380	Atos SE	29,640
395	Dassault Systemes (1)	30,375
145	LVMH Moet Hennessy Louis Vuitton SE	25,304
1,635	Orange S.A.	26,875
341	Publicis Groupe S.A.	28,541
525	Sanofi (ADR)	26,539

	Total France (Cost: $160,029)	167,274

	Germany (5.5%)
261	BASF SE	25,877
200	Bayerische Motoren Werke AG	23,544
235	Fresenius Medical Care AG & Co., KGaA (1)	19,709

See accompanying notes to financial statements.

33

TCW International Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Germany (Continued)
331	HeidelbergCement AG	$25,356
530	ProSiebenSat.1 Media AG	27,042
225	Wacker Chemie AG	27,849

	Total Germany (Cost: $151,550)	149,377

	Hungary (Cost: $13,978) (0.6%)
715	OTP Bank PLC	15,810

	India (Cost: $22,614) (1.0%)
1,500	Housing Development Finance Corp.	27,825

	Indonesia (2.2%)
30,000	Bank Central Asia Tbk PT (1)	31,062
21,000	Matahari Department Store Tbk PT	28,243

	Total Indonesia (Cost: $54,377)	59,305

	Ireland (2.9%)
429	Allegion PLC	26,233
2,289	James Hardie Industries PLC (ADR)	26,204
105	Shire PLC (ADR)	25,569

	Total Ireland (Cost: $78,399)	78,006

	Israel (Cost: $25,085) (1.3%)
3,000	Plus500, Ltd. (1)	34,600

	Italy (Cost: $28,774) (1.2%)
4,500	FinecoBank Banca Fineco SpA (1)(2)	33,902

	Japan (20.7%)
1,082	Alps Electric Co., Ltd. (1)	26,817
432	COOKPAD, Inc.	18,349
600	CyberAgent, Inc. (1)	28,807
1,800	Dai-ichi Life Insurance Co., Ltd. (The)	29,518
609	Dentsu, Inc. (1)	28,324
119	FANUC Corp. (1)	26,116
970	GMO Payment Gateway, Inc. (1)	24,860
10,009	Ichigo Group Holdings Co., Ltd. (1)	27,439
1,000	Japan Exchange Group, Inc. (1)	28,827
1,329	Komatsu, Ltd.	26,678
5,000	Leopalace21 Corp. (2)	28,772
2,000	M3, Inc. (1)	37,706
2,212	Mitsubishi Electric Corp.	28,823
4,000	Mitsubishi UFJ Financial Group, Inc. (SP ADR)	28,400
397	Nidec Corp.	29,630
400	Nippon Telegraph & Telephone Corp.	26,949
1,780	NSK, Ltd.	27,737
400	ORIX Corp. (SP ADR) (2)	30,820

See accompanying notes to financial statements.

34

TCW International Growth Fund

April 30, 2015

Number of Shares	Common Stock	Value
	Japan (Continued)
2,000	Rakuten, Inc. (1)(2)	$34,862
6,000	Sumitomo Mitsui Trust Holdings, Inc.	26,352

	Total Japan (Cost: $523,382)	565,786

	Netherlands (Cost: $26,079) (1.0%)
245	ASML Holding NV (1)	26,311

	Nigeria (Cost: $15,053) (0.5%)
18,652	Nigerian Breweries PLC	14,732

	Norway (Cost: $28,574) (1.1%)
1,400	Statoil ASA (SP ADR)	29,722

	Pakistan (2.0%)
4,850	Engro Corp., Ltd	15,048
8,800	Fauji Fertilizer Co., Ltd.	12,309
7,000	Habib Bank, Ltd.	13,737
2,750	Lucky Cement, Ltd.	13,198

	Total Pakistan (Cost: $50,896)	54,292

	Russia (4.7%)
565	Lukoil OAO (SP ADR)	28,956
585	Magnit PJSC (GDR) (3)	32,263
25,000	Sberbank of Russia	37,103
1,500	Yandex NV (2)	28,860

	Total Russia (Cost: $114,250)	127,182

	South Africa (2.7%)
2,600	Coronation Fund Managers, Ltd. (1)	19,766
1,300	Mondi PLC	26,353
1,409	MTN Group, Ltd.	28,149

	Total South Africa (Cost: $76,667)	74,268

	South Korea (2.5%)
335	Coway Co., Ltd.	28,134
30	Samsung Electronics Co., Ltd. (1)	39,356

	Total South Korea (Cost: $64,281)	67,490

	Spain (3.5%)
427	Aena S.A. (1)(2)	40,149
610	Amadeus IT Holding S.A.	27,748
600	Bolsas y Mercados Espanoles SHMSF S.A. (1)	26,787

	Total Spain (Cost: $89,772)	94,684

	Sweden (Cost: $25,667) (1.0%)
840	Atlas Copco AB (1)	26,165

See accompanying notes to financial statements.

35

TCW International Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Switzerland (4.0%)
6,000	Glencore PLC (1)(2)	$28,536
340	Nestle S.A.	26,268
100	Roche Holding AG	28,495
160	Schindler Holding AG	26,541

	Total Switzerland (Cost: $104,474)	109,840

	Taiwan (Cost: $33,036) (1.3%)
365	Largan Precision Co., Ltd.	36,575

	Turkey (1.5%)
3,350	Turkiye Garanti Bankasi A.S.	10,649
4,000	Ulker Biskuvi Sanayi AS (1)	30,536

	Total Turkey (Cost: $41,649)	41,185

	United Kingdom (5.8%)
3,675	Aberdeen Asset Management PLC (1)	26,716
533	ARM Holdings PLC (SP ADR)	27,178
385	BT Group PLC (SP ADR) (1)	26,904
7,008	ITV PLC	27,240
650	London Stock Exchange Group PLC	25,330
1,100	WPP PLC (1)	25,683

	Total United Kingdom (Cost: $153,683)	159,051

	Total Common Stock (Cost: $2,428,734) (95.6%)	2,609,558

	Preferred Stock
	Brazil (Cost: $26,161) (1.1%)
2,395	Itau Unibanco Holding S.A., 4.07% (ADR)	30,704

	Total Preferred Stock (Cost: $26,161) (1.1%)	30,704

	Total Investments (Cost: $2,454,895) (96.7%)	2,640,262
	Excess of Other Assets over Liabilities (3.3%)	89,900

	Total Net Assets (100.0%)	$2,730,162

See accompanying notes to financial statements.

36

TCW International Growth Fund

April 30, 2015

Forward Currency Contracts
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (4)
Bank of America	JPY	14,100,000	09/24/15	$119,709	$118,057	$(1,652)

				$119,709	$118,057	$(1,652)

SELL (5)
Bank of America	JPY	68,044,515	09/24/15	$630,000	$569,724	$60,276
Bank of America	JPY	5,069,034	11/07/16	45,000	43,074	1,926

				$675,000	$612,798	$62,202

Notes to the Schedule of Investments:

JPY -	Japanese Yen.
ADR -	American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.
GDR -	Global Depositary Receipt. A negotiable certificate held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.
PJSC -	Private Joint-Stock Company.
SP ADR -	Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlies the ADR and entitles the shareholder to all dividends, capital gains and voting rights.
(1)	All or a portion of this security is segregated to cover for forward commitments.
(2)	Non-income producing security.
(3)	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions. At April 30, 2015, the value of these securities amounted to $32,263 or 1.2% of net assets.
(4)	Fund buys foreign currency, sells U.S. Dollar.
(5)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to financial statements.

37

TCW International Growth Fund

Investments by Industry (Unaudited)	April 30, 2015

Industry	Percentage of Net Assets
Air Freight & Logistics	1.1%
Automobiles	2.3
Banks	10.6
Beverages	0.5
Building Products	1.0
Capital Markets	2.7
Chemicals	3.9
Construction Materials	2.4
Diversified Financial Services	5.4
Diversified Telecommunication Services	4.0
Electrical Equipment	2.1
Electronic Equipment, Instruments & Components	2.3
Food & Staples Retailing	1.2
Food Products	2.1
Gas Utilities	1.0
Health Care Equipment & Supplies	0.9
Health Care Providers & Services	0.7
Health Care Technology	1.4
Household Durables	1.0
Insurance	3.9
Internet & Catalog Retail	2.4
Internet Software & Services	2.8
IT Services	4.1
Machinery	4.9
Media	6.1
Metals & Mining	1.0
Multiline Retail	1.0
Oil, Gas & Consumable Fuels	3.3
Paper & Forest Products	1.9
Pharmaceuticals	6.0
Real Estate Management & Development	1.1
Semiconductors & Semiconductor Equipment	2.0
Software	1.1
Technology Hardware, Storage & Peripherals	1.4
Textiles, Apparel & Luxury Goods	2.8
Thrifts & Mortgage Finance	1.0
Tobacco	0.8
Transportation Infrastructure	1.5
Wireless Telecommunication Services	1.0

Total	96.7%

See accompanying notes to financial statements.

38

TCW International Small Cap Fund

Schedule of Investments (Unaudited)	April 30, 2015

Number of Shares	Common Stock	Value
	Australia (4.1% of Net Assets)
5,150	Ansell, Ltd. (1)	$105,640
18,400	Challenger, Ltd.	101,835
26,934	Charter Hall Group	108,444
98,000	Drillsearch Energy, Ltd. (2)	92,931
10,500	Invocare, Ltd. (1)	110,598
13,654	M2 Group, Ltd.	117,771
2,492	Perpetual, Ltd. (1)	105,776

	Total Australia (Cost: $726,038)	742,995

	Austria (2.4%)
2,122	ams AG (1)	114,881
8,500	CA Immobilien Anlagen AG (2)	153,941
10,000	Wienerberger AG (1)	162,424

	Total Austria (Cost: $421,227)	431,246

	Belgium (0.6%)
1,474	Befimmo S.A. (1)	101,520
3	Cofinimmo S.A.	331

	Total Belgium (Cost: $106,191)	101,851

	Canada (2.2%)
14,500	Algonquin Power & Utilities Corp. (1)	117,676
8,057	Amaya, Inc. (1)(2)	187,780
1,250	Concordia Healthcare Corp.	87,307

	Total Canada (Cost: $443,335)	392,763

	China (6.9%)
10,460	ASM Pacific Technology, Ltd.	116,872
338,522	China Animal Healthcare, Ltd. (1)	227,104
27,300	China Everbright, Ltd.	89,892
15,000	Chlitina Holding, Ltd.	92,101
147,000	Cosmo Lady China Holdings Co., Ltd. (2)	123,133
306,579	Travelsky Technology, Ltd. — Class H (1)	596,783

	Total China (Cost: $981,282)	1,245,885

	Denmark (1.2%)
4,567	GN Store Nord A/S (1)	98,441
3,424	Sydbank A/S	128,325

	Total Denmark (Cost: $209,939)	226,766

	France (1.6%)
1,717	Groupe Crit	92,255
5,207	Haulotte Group S.A.	101,057
11,528	Havas S.A.	96,108

	Total France (Cost: $276,562)	289,420

See accompanying notes to financial statements.

39

TCW International Small Cap Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Germany (5.9%)
2,493	Aareal Bank AG (1)	$107,009
11,000	DIC Asset AG (1)	110,570
958	Duerr AG	97,858
7,160	Freenet AG (1)	231,438
1,877	Gerresheimer AG (1)	106,014
2,800	Grammer AG (1)	107,317
2,257	Indus Holding AG	117,821
1,020	Krones AG	112,338
1,400	Leoni AG	89,473

	Total Germany (Cost: $1,048,246)	1,079,838

	India (Cost: $133,448) (0.7%)
26,539	Sadbhav Engineering, Ltd.	124,795

	Indonesia (2.6%)
223,467	Matahari Department Store Tbk PT	300,543
1,300,000	Summarecon Agung Tbk PT (1)	177,610

	Total Indonesia (Cost: $452,541)	478,153

	Ireland (1.6%)
24,250	Beazley PLC (1)	104,408
6,037	Smurfit Kappa Group PLC	184,406

	Total Ireland (Cost: $284,459)	288,814

	Israel (Cost: $176,969) (1.3%)
21,164	Plus500, Ltd. (1)	244,091

	Italy (6.3%)
16,700	Amplifon SpA (1)	129,810
3,570	Azimut Holding SpA (1)	104,574
3,323	Banca Generali SpA (1)	111,299
204,885	Banca Popolare di Milano Scarl (1)(2)	210,686
15,250	Davide Campari-Milano SpA	117,699
1,980	Ei Towers SpA (1)(2)	120,031
15,064	FinecoBank Banca Fineco SpA (2)	113,489
45,256	Hera SpA	119,133
23,300	Mediaset SpA (1)(2)	119,508

	Total Italy (Cost: $1,040,393)	1,146,229

	Japan (21.6%)
8,400	Alps Electric Co., Ltd. (1)	208,189
1,600	Asahi Intecc Co., Ltd. (1)	98,311
3,881	Azbil Corp.	102,003
13,483	Benefit One, Inc. (1)	195,597
3,700	CyberAgent, Inc. (1)	177,645
3,185	Daiichikosho Co., Ltd.	102,490
26,200	Denki Kagaku Kogyo KK	106,738

See accompanying notes to financial statements.

40

TCW International Small Cap Fund

April 30, 2015

Number of Shares	Common Stock	Value
	Japan (Continued)
34,001	DIC Corp.	$102,637
979	Disco Corp.	88,953
23,400	Ebara Corp. (1)	103,791
22,200	Financial Products Group Co., Ltd. (1)	228,789
8,293	GMO Internet, Inc. (1)	104,018
8,811	GMO Payment Gateway, Inc. (1)	225,816
79,838	Ichigo Group Holdings Co., Ltd. (1)	218,869
10,700	Infomart Corp.	105,507
35,300	Kawasaki Kisen Kaisha, Ltd.	90,978
50,000	Kenedix, Inc. (1)(2)	198,658
4,400	Kewpie Corp.	107,111
39,940	Leopalace21 Corp. (1)(2)	229,832
2,850	Nifco, Inc.	100,709
7,225	Nippon Shokubai Co., Ltd.	99,528
4,904	Obic Co., Ltd.	204,674
26,100	Sapporo Holdings, Ltd.	102,218
1,700	Sawai Pharmaceutical Co., Ltd.	96,555
22,177	Sun Frontier Fudousan Co., Ltd. (1)	210,833
26,820	Tokai Tokyo Financial Holdings, Inc. (1)	205,620
11,428	Zuken, Inc. (1)	102,027

	Total Japan (Cost: $3,608,772)	3,918,096

	Luxembourg (Cost: $212,519) (1.2%)
770	Eurofins Scientific SE (1)	216,453

	Netherlands (1.1%)
3,350	Aalberts Industries NV (1)	103,646
2,511	Euronext NV (2)	105,198

	Total Netherlands (Cost: $210,289)	208,844

	New Zealand (Cost: $103,505) (0.6%)
21,500	Fisher & Paykel Healthcare Corp., Ltd. (1)	106,212

	Pakistan (2.2%)
41,000	Engro Corp., Ltd.	127,211
118,455	Fauji Fertilizer Co., Ltd.	165,695
23,000	Lucky Cement, Ltd.	110,380

	Total Pakistan (Cost: $376,677)	403,286

	Russia (Cost: $298,866) (2.1%)
259,573	Moscow Exchange MICEX-RTS OAO	388,221

	Singapore (Cost: $105,085) (0.6%)
94,900	Mapletree Industrial Trust	115,239

	South Africa (1.9%)
23,331	Famous Brands, Ltd. (1)	238,068
5,200	Mondi PLC (1)	105,411

	Total South Africa (Cost: $331,455)	343,479

See accompanying notes to financial statements.

41

TCW International Small Cap Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	South Korea (Cost: $162,368) (1.0%)
3,480	CJ E&M Corp. (2)	$190,186

	Spain (2.1%)
6,465	Bolsas y Mercados Espanoles S.A. (1)	288,631
6,900	Gamesa Corp. Tecnologica S.A. (2)	92,081

	Total Spain (Cost: $362,073)	380,712

	Sweden (4.7%)
6,500	BillerudKorsnas AB (1)	112,286
3,800	Intrum Justitia AB (1)	119,427
9,464	Net Entertainment NE AB (1)(2)	357,091
5,600	Trelleborg AB (1)	109,521
8,180	Wihlborgs Fastigheter AB (1)	157,997

	Total Sweden (Cost: $773,267)	856,322

	Switzerland (2.5%)
4,972	GAM Holding AG	111,700
152	Georg Fischer AG	107,057
180	Kaba Holding AG	117,720
700	Rieter Holding AG (1)(2)	114,820

	Total Switzerland (Cost: $417,221)	451,297

	Taiwan (1.0%)
17,000	Hu Lane Associate, Inc.	86,162
29,000	Taiwan Secom Co., Ltd.	87,263

	Total Taiwan (Cost: $175,378)	173,425

	Turkey (1.8%)
157,000	Global Yatirim Holding A.S. (1)(2)	150,170
20,300	TAV Havalimanlari Holding AS	178,305

	Total Turkey (Cost: $268,775)	328,475

	United Kingdom (13.1%)
3,639	Bellway PLC (1)	110,760
6,150	Berendsen PLC (1)	97,881
11,000	Bovis Homes Group PLC (1)	156,801
9,424	BTG PLC (2)	104,104
4,350	Close Brothers Group PLC (1)	101,799
8,300	Greene King PLC (1)	105,646
49,449	Henderson Group PLC (1)	211,240
30,342	Howden Joinery Group PLC (1)	216,245
14,000	Jupiter Fund Management PLC	92,284
47,080	Lookers PLC	113,115
25,027	National Express Group PLC	110,344
26,851	Optimal Payments PLC (1)(2)	122,159
15,000	Playtech, PLC	188,656
49,745	Rentokil Initial PLC	102,428

See accompanying notes to financial statements.

42

TCW International Small Cap Fund

April 30, 2015

Number of Shares	Common Stock	Value
	United Kingdom (Continued)
2,362	Rightmove PLC	$114,473
21,100	Senior PLC	101,434
91,441	Taylor Wimpey PLC (1)	232,450
13,770	Vesuvius PLC (1)	95,873

	Total United Kingdom (Cost: $2,261,558)	2,377,692

	Total Common Stock (Cost: $15,968,438) (94.9%)	17,250,785

	Rights
	Belgium (Cost: $0.0) (0.0%)
903	Cofinimmo S.A., Strike Price EUR 95, Expires 05/06/15 (2)	536

	Total Rights (Cost: $0) (0.0%)	536

	Warrants
	Canada (Cost: $0.0) (0.0%)
625,000	Petro-Victory Energy Corp., Strike Price CAD 0.50, Expires 07/22/16 (2)	—

	Total Warrants (Cost: $0) (0.0%)	—

Principal Amount	Short-Term Investments
	Repurchase Agreement (Cost: $139,835) (0.8%)
$139,835	State Street Bank & Trust Company, 0%, due 05/01/15 (collateralized by $145,000 U.S. Treasury Note, 0.75%, due 12/31/17 valued at $145,151) (Total Amount to be Received Upon Repurchase $139,835)	139,835

	Total Investments (Cost: $16,108,273) (95.7%)	17,391,156
	Excess of Other Assets over Liabilities (4.3%)	779,313

	Total Net Assets (100.0%)	$18,170,469

See accompanying notes to financial statements.

43

TCW International Small Cap Fund

Schedule of Investments (Unaudited) (Continued)

Forward Currency Contracts
Counterparty	Contracts to Deliver	Units of Currency	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
BUY (3)
Bank of America	JPY	58,900,000	09/24/15	$500,062	$493,159	$(6,903)

				$500,062	$493,159	$(6,903)

SELL (4)
Bank of America	JPY	533,638,290	09/24/15	$4,950,000	$4,468,052	$481,948
Bank of America	JPY	209,701,800	11/07/16	1,865,000	1,781,921	83,079

				$6,815,000	$6,249,973	$565,027

Notes to the Schedule of Investments:

CAD -	Canadian Dollar.
EUR -	Euro Currency.
JPY -	Japanese Yen.
(1)	All or a portion of this security is segregated to cover for forward commitments.
(2)	Non-income producing security.
(3)	Fund buys foreign currency, sells U.S. Dollar.
(4)	Fund sells foreign currency, buys U.S. Dollar.

See accompanying notes to financial statements.

44

TCW International Small Cap Fund

Investments by Industry (Unaudited)	April 30, 2015

Industry	Percentage of Net Assets
Aerospace & Defense	0.5%
Auto Components	2.1
Banks	2.5
Beverages	1.2
Building Products	0.9
Capital Markets	7.5
Chemicals	3.3
Commercial Services & Supplies	2.9
Communications Equipment	0.7
Construction & Engineering	0.7
Construction Materials	0.6
Containers & Packaging	1.6
Diversified Consumer Services	0.6
Diversified Financial Services	8.2
Diversified Telecommunication Services	0.6
Electrical Equipment	0.5
Electronic Equipment, Instruments & Components	1.7
Food Products	0.6
Health Care Equipment & Supplies	2.2
Health Care Providers & Services	0.7
Hotels, Restaurants & Leisure	2.9
Household Durables	2.8
Independent Power and Renewable Electricity Producers	0.7
Industrial Conglomerates	0.6
Insurance	0.6
Internet Software & Services	3.2
IT Services	6.9
Life Sciences Tools & Services	1.8
Machinery	5.2
Marine	0.5
Media	4.4
Multi-Utilities	0.6
Multiline Retail	1.6
Oil, Gas & Consumable Fuels	0.5
Paper & Forest Products	0.6
Personal Products	0.5
Pharmaceuticals	2.8
Professional Services	1.6
REIT	1.8
Real Estate Management & Development	7.0
Road & Rail	0.6
Semiconductors & Semiconductor Equipment	1.7
Software	1.0
Specialty Retail	1.8
Textiles, Apparel & Luxury Goods	0.7
Thrifts & Mortgage Finance	0.6
Transportation Infrastructure	1.0
Wireless Telecommunication Services	1.3
Short-Term Investments	0.8

Total	95.7%

See accompanying notes to financial statements.

45

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2015

	TCW Emerging Markets Income Fund		TCW Emerging Markets Local Currency Income Fund	TCW Emerging Markets Multi-Asset Opportunities Fund		TCW International Growth Fund		TCW International Small Cap Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$4,417,650		$263,222	$54,713		$2,640		$17,391
Foreign Currency, at Value (2)	—	(3)	502	365		83		536
Cash	1,352		—	—		—		—
Receivable for Securities Sold	86,180		517	894		—		—
Receivable for Fund Shares Sold	11,295		2,297	8		—		16
Interest and Dividends Receivable	59,412		6,200	333		8		70
Foreign Tax Reclaims Receivable	—		—	1		—	(3)	6
Receivable from Investment Advisor	—		22	22		10		12
Unrealized Appreciation on Open Forward Foreign Currency Contracts	11,793		1,506	61		62		565
Receivable for Daily Variation Margin on Open Financial Futures Contracts	268		—	—		—		—
Cash Collateral Held for Brokers	—		60	—		—		560
Prepaid Expenses	105		49	17		5		24

Total Assets	4,588,055		274,375	56,414		2,808		19,180

LIABILITIES
Distributions Payable	3,577		—	—		—		—
Payable for Securities Purchased	77,006		951	674		5		354
Payable for When-Issued Securities	32,000		—	349		—		—
Payable for Fund Shares Redeemed	9,329		3,401	—		—		9
Accrued Capital Gain Withholding Taxes	292		151	45		1		13
Disbursements in Excess of Available Cash	—		—	—		39		—
Accrued Directors’ Fees and Expenses	8		7	9		7		8
Accrued Compliance Expense	22		2	—	(3)	—	(3)	—	(3)
Accrued Management Fees	2,745		176	43		2		12
Accrued Distribution Fees	130		27	1		—	(3)	2
Payable to Broker for Collateral Pledged	—		60	—		—		560
Unrealized Depreciation on Open Forward Foreign Currency Contracts	13,085		1,679	71		2		7
Other Accrued Expenses	1,377		103	34		22		45

Total Liabilities	139,571		6,557	1,226		78		1,010

NET ASSETS	$4,448,484		$267,818	$55,188		$2,730		$18,170

See accompanying notes to financial statements.

46

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited) (Continued)	April 30, 2015

	TCW Emerging Markets Income Fund	TCW Emerging Markets Local Currency Income Fund	TCW Emerging Markets Multi-Asset Opportunities Fund	TCW International Growth Fund	TCW International Small Cap Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
NET ASSETS CONSIST OF:
Paid-in Capital	$5,105,887	$314,758	$52,273	$2,476	$20,394
Accumulated Net Realized Gain (Loss) on Investments, Futures Contracts and Foreign Currency	(484,845)	(32,715)	(512)	31	(3,825)
Unrealized Appreciation (Depreciation) of Investments, Futures Contracts and Foreign Currency	(157,264)	(20,275)	3,094	246	1,840
Undistributed (Overdistributed) Net Investment Income	(15,294)	6,050	333	(23)	(239)

NET ASSETS	$4,448,484	$267,818	$55,188	$2,730	$18,170

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$3,814,827	$132,928	$50,883	$1,446	$9,532

N Class Share	$633,657	$134,890	$4,305	$1,284	$8,638

CAPITAL SHARES OUTSTANDING: (4)
I Class Share	473,622,100	14,700,067	4,695,780	130,308	1,087,606

N Class Share	60,993,555	14,933,630	398,806	116,103	984,699

NET ASSET VALUE PER SHARE: (5)
I Class Share	$8.05	$9.04	$10.84	$11.10	$8.76

N Class Share	$10.39	$9.03	$10.80	$11.06	$8.77

(1)	The identified cost for the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund, the TCW Emerging Markets Multi-Asset Opportunities Fund, the TCW International Growth Fund and the TCW International Small Cap Fund at April 30, 2015 was $4,571,210, $283,060, $51,566, $2,455 and $16,108, respectively.
(2)	The identified cost for the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund, the TCW Emerging Markets Multi-Asset Opportunities Fund, the TCW International Growth Fund and the TCW International Small Cap Fund at April 30, 2015 was $0, $519, $365, $83 and $536, respectively.
(3)	Amount rounds to less than $1.
(4)	The number of authorized shares with a par value of $0.001 per share, for the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund, the TCW Emerging Markets Multi-Asset Opportunities Fund, the TCW International Growth Fund and the TCW International Small Cap Fund is 2,000,000,000 for each of the I Class and N Class shares.
(5)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

47

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2015

	TCW Emerging Markets Income Fund		TCW Emerging Markets Local Currency Income Fund		TCW Emerging Markets Multi-Asset Opportunities Fund		TCW International Growth Fund		TCW International Small Cap Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$—		$—		$154	(1)	$17	(1)	$152	(1)
Interest	156,540		8,161	(2)	734	(2)	—		—

Total	156,540		8,161		888		17		152

Expenses:
Management Fees	17,624		996		250		11		94
Accounting Services Fees	235		5		2		1		2
Administration Fees	143		4		1		—		1
Transfer Agent Fees:
I Class	1,719		52		5		2		6
N Class	342		12		2		2		5
Custodian Fees	290		134		53		18		23
Professional Fees	64		19		17		9		17
Directors’ Fees and Expenses	13		13		14		12		13
Registration Fees:
I Class	39		9		8		1		8
N Class	29		8		6		—	(3)	7
Distribution Fees:
N Class	847		130		4		2		11
Compliance Expense	55		3		1		—	(3)	—	(3)
Shareholder Reporting Expense	10		3		2		1		2
Other	365		14		14		11		18

Total	21,775		1,402		379		70		207

Less Expenses Borne by Investment Advisor:
I Class	—		—		42		29		5
N Class	—		105		12		25		21

Net Expenses	21,775		1,297		325		16		181

Net Investment Income (Loss)	134,765		6,864		563		1		(29)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized (Loss) on:
Investments	(269,717	) (4)	(18,507	) (4)	(440	) (4)	51	(4)	(1,905	) (4)
Foreign Currency	67,393		5,096		249		13		342
Futures Contracts	(8,601)		—		—		—		—
Change in Unrealized (Depreciation) on:
Investments	(122,173	) (5)	(8,284	) (5)	90	(5)	1	(5)	1,201	(5)
Foreign Currency	(16,745)		(1,329)		(50)		41		392
Futures contracts	1,364		—		—		—		—

Net Realized and Unrealized Gain (Loss) on Investments, Future Contracts and Foreign Currency Transactions	(348,479)		(23,024)		(151)		106		30

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(213,714)		$(16,160)		$412		$107		$1

(1)	Net of foreign taxes withheld of $22, $3 and $16 for the TCW Emerging Markets Multi-Asset Opportunities Fund, the TCW International Growth Fund and the TCW International Small Cap Fund, respectively.
(2)	Net of foreign taxes withheld of $346 and $1 for the TCW Emerging Markets Local Currency Income Fund and the TCW Emerging Markets Multi-Asset Opportunities Fund.
(3)	Amount rounds to less than $1.
(4)	Net of capital gain withholding taxes of $158, $82, $49, $24 and $455 for the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund, the TCW Emerging Markets Multi-Asset Opportunities Fund, the TCW International Growth Fund and the TCW International Small Cap Fund, respectively.
(5)	Net of capital gain withholding tax of $292, $151, $43, $0 and $2 for the TCW Emerging Markets Income Fund, the TCW Emerging Markets Local Currency Income Fund, the TCW Emerging Markets Multi-Asset Opportunities Fund, the TCW International Growth Fund and the TCW International Small Cap Fund, respectively.

See accompanying notes to financial statements.

48

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Emerging Markets Income Fund		TCW Emerging Markets Local Currency Income Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
OPERATIONS
Net Investment Income	$134,765	$283,261	$6,864	$14,670
Net Realized Loss on Investments, Swap Agreements, Futures Contracts and Foreign Currency Transactions	(210,925)	(155,204)	(13,411)	(30,488)
Change in Unrealized Appreciation (Depreciation) on Investments, Swap Agreements, Futures Contracts and Foreign Currency Transactions	(137,554)	131,273	(9,613)	3,007

Increase (Decrease) in Net Assets Resulting from Operations	(213,714)	259,330	(16,160)	(12,811)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(104,099)	(200,178)	—	—
N Class	(16,401)	(53,495)	—	—
Distributions from Return of Capital:
I Class	—	—	(450)	(2,220)
N Class	—	—	(335)	(1,195)

Total Distributions to Shareholders	(120,500)	(253,673)	(785)	(3,415)

NET CAPITAL SHARE TRANSACTIONS
I Class	(500,860)	348,897	(33,796)	(46,169)
N Class	(101,033)	(649,328)	84,703	(54,824)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(601,893)	(300,431)	50,907	(100,993)

Increase (Decrease) in Net Assets	(936,107)	(294,774)	33,962	(117,219)
NET ASSETS
Beginning of Period	5,384,591	5,679,365	233,856	351,075

End of Period	$4,448,484	$5,384,591	$267,818	$233,856

Undistributed (Overdistributed) Net Investment Income	$(15,294)	$(29,559)	$6,050	$(814)

See accompanying notes to financial statements.

49

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Emerging Markets Multi-Asset Opportunities Fund		TCW International Growth Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
OPERATIONS
Net Investment Income	$563	$965	$1	$17
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(191)	(274)	64	311
Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	40	843	42	(250)

Increase in Net Assets Resulting from Operations	412	1,534	107	78

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(937)	(296)	(21)	(10)
N Class	(77)	— (1)	(17)	(5)
Distributions from Net Realized Gain:
I Class	—	—	(155)	(4)
N Class	—	—	(140)	(4)

Total Distributions to Shareholders	(1,014)	(296)	(333)	(23)

NET CAPITAL SHARE TRANSACTIONS
I Class	(2,013)	11,510	182	12
N Class	4,062	59	157	8

Increase in Net Assets Resulting from Net Capital Shares Transactions	2,049	11,569	339	20

Increase in Net Assets	1,447	12,807	113	75
NET ASSETS
Beginning of Period	53,741	40,934	2,617	2,542

End of Period	$55,188	$53,741	$2,730	$2,617

Undistributed (Overdistributed) Net Investment Income	$333	$784	$(23)	$14

(1)	Amount rounds to less than $1.

See accompanying notes to financial statements.

50

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW International Small Cap Fund
	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014
OPERATIONS
Net Investment Income (Loss)	$(29)	$29
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(1,563)	3,478
Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	1,593	(3,996)

Increase (Decrease) in Net Assets Resulting from Operations	1	(489)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(119)	(191)
N Class	(50)	(75)

Total Distributions to Shareholders	(169)	(266)

NET CAPITAL SHARE TRANSACTIONS
I Class	(10,064)	(3,942)
N Class	(821)	(2,193)

Decrease in Net Assets Resulting from Net Capital Shares Transactions	(10,885)	(6,135)

Decrease in Net Assets	(11,053)	(6,890)
NET ASSETS
Beginning of Period	29,223	36,113

End of Period	$18,170	$29,223

Undistributed Net Investment Loss	$(239)	$(41)

See accompanying notes to financial statements.

51

TCW Funds, Inc.

Notes to Financial Statements (Unaudited)

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), that currently offers 22 no-load mutual funds (the “Funds”). TCW Investment Management Company (the “Advisor”) is the investment advisor to and an affiliate of the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the 5 International Funds that are covered in this report:

TCW Fund	Investment Objective
Diversified Fixed Income Fund

TCW Emerging Markets Income Fund	Seeks high total return from current income and capital appreciation by investing at least 80% of the value of its net assets in debt securities issued or guaranteed by companies, financial institutions and government entities in emerging market countries.
Non-Diversified Fixed Income Fund

TCW Emerging Markets Local Currency Income Fund	Seeks to provide high total return from current income and capital appreciation through investment in debt securities denominated in the local currencies of various emerging market countries and by investing at least 80% of the value of its net assets in debt securities issued or guaranteed by non-financial companies, financial institutions and government entities in emerging market countries denominated in the local currencies of the issuer and in derivative instruments that provide investment exposure to such securities.
Diversified International Equity Fund

TCW International Small Cap Fund	Seeks long-term capital appreciation by investing at least 80% of its net assets in equity securities of small capitalization companies that are generally outside the United States or whose primary business operations are outside the United States.
Non-Diversified International Equity Fund

TCW International Growth Fund	Seeks long-term capital appreciation by investing primarily in equity securities of companies across all market capitalizations that are domiciled outside the United States or whose primary business operations are outside the United States.
Non-Diversified Balanced Fund

TCW Emerging Markets Multi-Asset Opportunities Fund	Seeks current income and long term capital appreciation by investing at least 80% of the value of its net assets in debt and equity securities issued or guaranteed by companies, financial institutions and government entities in emerging market countries.

All Funds offer two classes of shares: I Class and N Class. The classes are substantially the same except that the N Class shares are subject to a distribution fee (see Note 6).

52

TCW Funds, Inc.

April 30, 2015

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes. Each Fund is considered an investment company under the Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) No. 946, Financial Services — Investment Companies.

Net Asset Value:    The Net Asset Value of each Class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that Class at the close of the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern Time or 1:00 p.m. Pacific Time, but the NYSE sometimes closes earlier) on each day that the NYSE is open for trading.

Security Valuations:    Securities listed or traded on the New York and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ stock market are valued using official closing prices as reported by NASDAQ. All other securities for which over-the-counter (“OTC”) market quotations are readily available including short-term securities are valued with prices furnished by independent pricing services or by broker dealers. Repurchase agreements are priced at cost which approximates market value. Exchange traded derivatives are valued at the last sale price, or if no sales are reported, the mean price for purchased and written options, and the last ask price for swaps and futures. Over the counter options are valued using dealer quotations.

The Company has adopted, after the approval by the Company’s Board of Directors, a fair valuation methodology for foreign equity securities (exclusive of certain Latin American and Canadian equity securities). This methodology is designed to address the effect of movements in the U.S. market on the securities traded on a foreign exchange that has been closed for a period of time due to time zone difference. The utilization of the fair value model may result in the adjustment of prices taking into account fluctuations in the U.S. market. The fair value model is utilized each trading day and not dependent on certain thresholds or triggers.

Securities for which market quotations are not readily available, including circumstances under which the prices received are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under the accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value measurements for disclosure purposes. Inputs that go into fair value measurement refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the inputs market participants would use in pricing the asset or

53

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:    A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows:

Corporate bonds.    The fair value of corporate bonds is estimated using recently executed transactions, market price quotations (where observable), bond spreads, or credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Corporate bonds are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, spreads, or any of the other aforementioned key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Equity securities.    Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized in Level 2 of the fair value hierarchy; if a discount is applied and significant, they are categorized in Level 3. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Certain foreign securities that may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets are categorized in Level 2 of the fair value hierarchy.

54

TCW Funds, Inc.

April 30, 2015

Note 2 — Significant Accounting Policies (Continued)

Foreign currency contracts.    The fair value of foreign currency contracts are derived from indices, reference rates, and other inputs or a combination of these factors. To the extent that these factors can be observed, foreign currency contracts are categorized in Level 2 of the fair value hierarchy.

Futures contracts.    Futures contracts are generally valued at the settlement price established at the close of business each day by the exchange on which they are traded. The value of each of the Funds’ futures contracts is marked daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. As such they are categorized in Level 1.

Participation Notes.    Participation Notes are fair valued based on underlying equity security valuations. Valuation of underlying equity securities is derived from the market exchange or quotations from dealers. Participation Notes are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities.    Restricted securities, including illiquid Rule 144A securities, issued by non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable. Any other restricted securities valued similar to publicly traded securities may be categorized in Level 2 or 3 of the fair value hierarchy depending on whether a discount is applied and significant to the fair value.

Rights.    Rights are generally valued based on quoted prices from the applicable exchange. They are categorized in Level 1 of the fair value hierarchy.

Short-term investments.    Short-term investments are valued using market price quotations, and are reflected in Level 2 of the fair value hierarchy. Repurchase agreements are valued at cost, which approximates fair value, and are categorized in Level 2.

Warrants.    Warrants are generally valued based on quoted prices from the applicable exchange. They are categorized in Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2015 in valuing the TCW Funds:

TCW Emerging Markets Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Agriculture	$—	$7,742,500	$—	$7,742,500
Airlines	—	54,596,625	—	54,596,625
Banks	—	411,878,737	—	411,878,737
Building Materials	—	73,517,250	—	73,517,250
Commercial Services	—	27,052,800	—	27,052,800
Diversified Financial Services	—	136,215,299	—	136,215,299
Electric	—	114,689,447	—	114,689,447
Food	—	22,658,000	—	22,658,000
Foreign Government Bonds	—	2,598,206,692	—	2,598,206,692
Government Regional/Local	—	51,072,250	—	51,072,250
Holding Companies — Diversified	—	39,995,000	—	39,995,000
Household Products/Wares	—	11,497,736	—	11,497,736
Internet	—	42,597,353	—	42,597,353
Mining	—	111,002,687	—	111,002,687

55

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW Emerging Markets Income Fund (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Oil & Gas	$—		$451,086,167	$—	$451,086,167
Real Estate	—		9,752,500	—	9,752,500
Retail	—		18,019,134	—	18,019,134
Telecommunications	—		126,653,096	—	126,653,096
Transportation	—		9,690,800	—	9,690,800

Total Fixed Income Securities	—		4,317,924,073	—	4,317,924,073

Equity Securities
Diversified Financial Services	—	*	—	—	— *

Total Equity Securities	—	*	—	—	— *

Short-Term Investments	2,405,000		97,321,336	—	99,726,336

Total Investments	2,405,000		4,415,245,409	—	4,417,650,409

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—		11,793,096	—	11,793,096

Total	$2,405,000		$4,427,038,505	$—	$4,429,443,505

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—		$(13,085,347)	$—	$(13,085,347)
Futures
Interest Rate Risk	(2,089,778)		—	—	(2,089,778)

Total	$(2,089,778)		$(13,085,347)	$—	$(15,175,125)

*	Amount rounds to less than $1.

TCW Emerging Markets Local Currency Income Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Banks	$—	$2,363,723	$—	$2,363,723
Diversified Financial Services	—	1,609,055	—	1,609,055
Electric	—	7,429,666	—	7,429,666
Foreign Government Bonds	—	246,823,441	—	246,823,441
Oil & Gas	—	2,518,820	—	2,518,820

Total Fixed Income Securities	—	260,744,705	—	260,744,705

Short-Term Investments	—	2,477,774	—	2,477,774

Total Investments	—	263,222,479	—	263,222,479

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	1,506,226	—	1,506,226

Total	$—	$264,728,705	$—	$264,728,705

56

TCW Funds, Inc.

April 30, 2015

Note 2 — Significant Accounting Policies (Continued)

TCW Emerging Markets Local Currency Income Fund (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,679,134)	$—	$(1,679,134)

Total	$—	$(1,679,134)	$—	$(1,679,134)

TCW Emerging Markets Multi-Asset Opportunities Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income Securities
Airlines	$—	$201,000	$—	$201,000
Banks	—	3,057,068	—	3,057,068
Building Materials	—	214,760	—	214,760
Commercial Services	—	225,440	—	225,440
Diversified Financial Services	—	933,217	—	933,217
Electric	—	455,010	—	455,010
Foreign Government Bonds	—	13,915,819	—	13,915,819
Gas	—	210,000	—	210,000
Government Regional/Local	—	394,000	—	394,000
Household Products/Wares	—	113,940	—	113,940
Internet	—	400,916	—	400,916
Mining	—	392,197	—	392,197
Oil & Gas	—	2,281,311	—	2,281,311
Retail	—	155,070	—	155,070
Telecommunications	—	598,783	—	598,783

Total Fixed Income Securities	—	23,548,531	—	23,548,531

Preferred Stock
Banks	323,064	—	—	323,064

Total Preferred Stock	323,064	—	—	323,064

Common Stocks
Aerospace/Defense	—	178,129	—	178,129
Agriculture	645,927	—	—	645,927
Airlines	—	191,076	—	191,076
Apparel	—	484,994	—	484,994
Auto Manufacturers	473,333	311,528	—	784,861
Auto Parts & Equipment	—	90,150	—	90,150
Banks	733,489	4,613,043	—	5,346,532
Beverages	697,378	235,047	—	932,425
Building Materials	148,773	—	—	148,773
Chemicals	169,098	146,888	—	315,986
Commercial Services	312,732	—	—	312,732
Computers	—	543,888	—	543,888
Diversified Financial Services	—	1,119,580	—	1,119,580
Electrical Compo & Equip	—	673,649	—	673,649
Environmental Control	—	954,808	—	954,808

57

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW Emerging Markets Multi-Asset Opportunities Fund (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Food	$524,752	$360,177	$—	$884,929
Healthcare-Products	—	562,909	—	562,909
Holding Companies — Diversified	—	190,343	—	190,343
Home Furnishings	—	293,100	—	293,100
Insurance	—	1,372,061	—	1,372,061
Internet	976,220	1,506,716	—	2,482,936
Machinery-Diversified	—	295,182	—	295,182
Media	—	640,009	—	640,009
Miscellaneous Manufacturers	—	397,317	—	397,317
Oil & Gas	975,474	355,277	—	1,330,751
Pharmaceuticals	135,239	633,271	—	768,510
Semiconductors	305,500	2,594,821	—	2,900,321
Telecommunications	1,110,856	2,673,529	—	3,784,385
Water	—	294,888	—	294,888

Total Common Stocks	7,208,771	21,712,380	—	28,921,151

Participation Notes
Food Service	—	469,297	—	469,297
Healthcare-Services	—	367,116	—	367,116
Insurance	—	156,104	—	156,104

Total Participation Notes	—	992,517	—	992,517

Short-Term Investments	—	928,200	—	928,200

Total Investments	7,531,835	47,181,628	—	54,713,463

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	61,403	—	61,403

Total	$7,531,835	$47,243,031	$—	$54,774,866

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(71,125)	$—	$(71,125)

Total	$—	$(71,125)	$—	$(71,125)

TCW International Growth Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Air Freight & Logistics	$29,624	$—	$—	$29,624
Automobiles	—	63,300	—	63,300
Banks	42,137	216,746	—	258,883
Beverages	—	14,732	—	14,732
Building Products	26,233	—	—	26,233
Capital Markets	—	73,921	—	73,921
Chemicals	15,048	92,632	—	107,680

58

TCW Funds, Inc.

April 30, 2015

Note 2 — Significant Accounting Policies (Continued)

TCW International Growth Fund (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Construction Materials	$13,197	$51,560	$—	$64,757
Diversified Financial Services	65,420	80,944	—	146,364
Diversified Telecommunication Services	26,904	81,123	—	108,027
Electrical Equipment	—	58,453	—	58,453
Electronic Equipment, Instruments & Components	—	63,392	—	63,392
Food & Staples Retailing	32,263	—	—	32,263
Food Products	—	56,803	—	56,803
Gas Utilities	—	28,185	—	28,185
Health Care Equipment & Supplies	—	25,306	—	25,306
Health Care Providers & Services	—	19,709	—	19,709
Health Care Technology	—	37,706	—	37,706
Household Durables	—	28,134	—	28,134
Insurance	—	106,588	—	106,588
Internet & Catalog Retail	29,365	34,862	—	64,227
Internet Software & Services	28,860	46,684	—	75,544
IT Services	—	112,226	—	112,226
Machinery	—	133,238	—	133,238
Media	—	165,637	—	165,637
Metals & Mining	—	28,536	—	28,536
Multiline Retail	—	28,243	—	28,243
Oil, Gas & Consumable Fuels	89,503	—	—	89,503
Paper & Forest Products	—	50,568	—	50,568
Pharmaceuticals	105,895	58,837	—	164,732
Real Estate Management & Development	—	28,772	—	28,772
Semiconductors & Semiconductor Equipment	27,178	26,311	—	53,489
Software	—	30,375	—	30,375
Technology Hardware, Storage & Peripherals	—	39,356	—	39,356
Textiles, Apparel & Luxury Goods	—	77,204	—	77,204
Thrifts & Mortgage Finance	—	27,826	—	27,826
Tobacco	21,723	—	—	21,723
Transportation Infrastructure	40,149	—	—	40,149
Wireless Telecommunication Services	—	28,150	—	28,150

Total Common Stock	593,499	2,016,059	—	2,609,558

Preferred Stock
Banks	30,704	—	—	30,704

Total Preferred Stock	30,704	—	—	30,704

Total Investments	624,203	2,016,059	—	2,640,262

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	62,202	—	62,202

Total	$624,203	$2,078,261	$—	$2,702,464

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,652)	$—	$(1,652)

Total	$—	$(1,652)	$—	$(1,652)

59

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

TCW International Small Cap Fund

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock
Aerospace & Defense	$—	$101,434	$—	$101,434
Auto Components	—	383,660	—	383,660
Banks	—	452,501	—	452,501
Beverages	—	219,916	—	219,916
Building Products	162,424	—	—	162,424
Capital Markets	—	1,353,054	—	1,353,054
Chemicals	127,212	474,598	—	601,810
Commercial Services & Supplies	—	524,719	—	524,719
Communications Equipment	120,031	—	—	120,031
Construction & Engineering	—	124,795	—	124,795
Construction Materials	110,380	—	—	110,380
Containers & Packaging	—	296,693	—	296,693
Diversified Consumer Services	—	110,598	—	110,598
Diversified Financial Services	244,091	1,262,844	—	1,506,935
Diversified Telecommunication Services	—	117,771	—	117,771
Electrical Equipment	—	92,080	—	92,080
Electronic Equipment, Instruments & Components	—	310,192	—	310,192
Food Products	—	107,111	—	107,111
Health Care Equipment & Supplies	—	408,604	—	408,604
Health Care Providers & Services	—	129,810	—	129,810
Hotels, Restaurants & Leisure	425,848	105,646	—	531,494
Household Durables	—	500,011	—	500,011
Independent Power and Renewable Electricity Producers	117,676	—	—	117,676
Industrial Conglomerates	—	117,821	—	117,821
Insurance	—	104,408	—	104,408
Internet Software & Services	—	566,615	—	566,615
IT Services	—	1,251,459	—	1,251,459
Life Sciences Tools & Services	—	322,467	—	322,467
Machinery	101,057	844,904	—	945,961
Marine	—	90,978	—	90,978
Media	96,108	704,302	—	800,410
Multi-Utilities	—	119,133	—	119,133
Multiline Retail	—	300,543	—	300,543
Oil, Gas & Consumable Fuels	—	92,931	—	92,931
Paper & Forest Products	—	105,410	—	105,410
Personal Products	—	92,101	—	92,101
Pharmaceuticals	314,410	200,659	—	515,069
Professional Services	92,255	195,597	—	287,852
REIT	—	325,534	—	325,534
Real Estate Management & Development	—	1,239,442	—	1,239,442
Road & Rail	—	110,344	—	110,344
Semiconductors & Semiconductor Equipment	—	320,707	—	320,707
Software	—	188,656	—	188,656
Specialty Retail	—	329,360	—	329,360
Textiles, Apparel & Luxury Goods	—	123,133	—	123,133
Thrifts & Mortgage Finance	—	107,009	—	107,009
Transportation Infrastructure	—	178,305	—	178,305
Wireless Telecommunication Services	—	231,438	—	231,438

Total Common Stock	1,911,492	15,339,293	—	17,250,785

60

TCW Funds, Inc.

April 30, 2015

Note 2 — Significant Accounting Policies (Continued)

TCW International Small Cap Fund (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Rights
Real Estate Management & Development	$536	$—	$—	$536

Total Rights	536	—	—	536

Warrants
Oil, Gas & Consumable Fuels	—	—	—	—

Total Warrants	—	—	—	—

Short-Term Investments	—	139,835	—	139,835

Total Investments	1,912,028	15,479,128	—	17,391,156

Asset Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	565,027	—	565,027

Total	$1,912,028	$16,044,155	$—	$17,956,183

Liability Derivatives
Forward Currency Contracts
Foreign Currency Risk	—	(6,903)	—	(6,903)

Total	$—	$(6,903)	$—	$(6,903)

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Fund	Transfer out of Level 1* and Transfer into Level 2	Transfer out of Level 2* and Transfer into Level 1
TCW Emerging Markets Multi-Asset Opportunities Fund	$—	$1,443,358
TCW International Growth Fund	—	34,600
TCW International Small Cap Fund	—	244,091

*	The Funds recognized transfers between the Levels as of the beginning of the period.

The transfers between Level 1 and Level 2 of the fair value hierarchy during the period ended April 30, 2015, were due to utilization of exchange closing prices rather than “fair value” prices.

The Funds held no investments or other financial instruments at April 30, 2015 whose fair value was calculated using Level 3 inputs.

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Realized gains and losses on investments are recorded on the basis of specific identification.

Foreign Currency Translation:    The books and records of each Fund are maintained in U.S. dollars as follows: (1) the market value of foreign securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

61

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

Foreign Taxes:    The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Derivative Instruments:    Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Funds may not be able to close out a derivative transaction at a favorable time or price.

For the period ended April 30, 2015, the Funds had the following derivatives and transactions in derivatives, grouped in the following risk categories (amounts in thousands except Notional Amounts or Shares/Units):

	Foreign Currency Risk	Interest Rate Risk	Total

TCW Emerging Markets Income Fund
Statements of Asset and Liabilities:
Asset Derivatives
Forward Currency Contracts	$11,793	$—	$11,793

Total Value	$11,793	$—	$11,793

Liability Derivatives
Forward Currency Contracts	$(13,085)	$—	$(13,085)
Futures Contracts (1)	—	(2,090)	(2,090)

Total Value	$(13,085)	$(2,090)	$(15,175)

Statement of Operations:
Realized Gain (Loss) on
Forward Currency Contracts	$67,399	$—	$67,399
Futures Contracts	—	(8,601)	(8,601)

Total Realized Gain (Loss)	$67,399	$(8,601)	$58,798

Change in Unrealized Appreciation (Depreciation) on:
Forward Currency Contracts	$(16,817)	$—	$(16,817)
Futures Contracts	—	1,364	1,364

Total Change in Unrealized Appreciation (Depreciation)	$(16,817)	$1,364	$(15,453)

Notional Amounts or Shares/Units (2)
Forward Currency Contracts	$944,484,546	$—	$944,484,546
Futures Contracts	—	2,949	2,949

TCW Emerging Markets Local Currency Income Fund
Statements of Asset and Liabilities:
Asset Derivatives
Forward Currency Contracts	$1,506	$—	$1,506

Total Value	$1,506	$—	$1,506

Liability Derivatives
Forward Currency Contracts	$(1,679)	$—	$(1,679)

Total Value	$(1,679)	$—	$(1,679)

62

TCW Funds, Inc.

April 30, 2015

Note 2 — Significant Accounting Policies (Continued)

	Foreign Currency Risk	Interest Rate Risk	Total

TCW Emerging Markets Local Currency Income Fund (Continued)
Statement of Operations:
Realized Gain on
Forward Currency Contracts	$7,145	$—	$7,145

Total Realized Gain	$7,145	$—	$7,145

Statement of Operations:
Change in Unrealized Depreciation on:
Forward Currency Contracts	$(1,309)	$—	$(1,309)

Total Change in Unrealized Appreciation	$(1,309)	$—	$(1,309)

Notional Amounts or Shares/Units (2)
Forward Currency Contracts	$114,601,210	$—	$114,601,210

TCW Emerging Markets Multi-Asset Opportunities Fund
Statements of Asset and Liabilities:
Asset Derivatives
Forward Currency Contracts	$61	$—	$61

Total Value	$61	$—	$61

Liability Derivatives
Forward Currency Contracts	$(71)	$—	$(71)

Total Value	$(71)	$—	$(71)

Statement of Operations:
Realized Gain on
Forward Currency Contracts	$257	$—	$257

Total Realized Gain	$257	$—	$257

Change in Unrealized Depreciation on:
Forward Currency Contracts	$(50)	$—	$(50)

Total Change in Unrealized Depreciation	$(50)	$—	$(50)

Notional Amounts or Shares/Units (2)
Forward Currency Contracts	$3,890,792	$—	$3,890,792

TCW International Growth Fund
Statements of Asset and Liabilities:
Asset Derivatives
Forward Currency Contracts	$62	$—	$62

Total Value	$62	$—	$62

Liability Derivatives
Forward Currency Contracts	$(2)	$—	$(2)

Total Value	$(2)	$—	$(2)

Statement of Operations:
Realized Gain on
Investments (2)	$—	$—	$—
Forward Currency Contracts	17	—	17

Total Realized Gain	$17	$—	$17

Change in Unrealized Appreciation on:
Investments (3)	$—	$—	$—
Forward Currency Contracts	40	—	40

Total Change in Unrealized Appreciation	$40	$—	$40

63

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

	Foreign Currency Risk	Interest Rate Risk	Total

TCW International Growth Fund (Continued)
Notional Amounts or Shares/Units (2)
Forward Currency Contracts	$1,086,524	$—	$1,086,524
Purchased Options	—	—	—

TCW International Small Cap Fund
Statements of Asset and Liabilities:
Forward Currency Contracts	$565	$—	$565

Total Value	$565	$—	$565

Liability Derivatives
Forward Currency Contracts	$(7)	$—	$(7)

Total Value	$(7)	$—	$(7)

Statement of Operations:
Realized Gain on
Forward Currency Contracts	$356	$—	$356

Total Realized Gain	$356	$—	$356

Change in Unrealized Appreciation on:
Forward Currency Contracts	$389	$—	$389

Total Change in Unrealized Appreciation	$389	$—	$389

Notional Amounts or Shares/Units (2)
Forward Currency Contracts	$12,485,417	$—	$12,485,417

(1)	Includes cumulative (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin on April 30, 2015 is reported within the Statement of Assets and Liabilities.
(2)	Amount disclosed represents average number of contracts or notional amounts, which are representative of the volume traded for the period ended April 30, 2015.

Counterparty Credit Risk:    Derivative contracts may be exposed to counterparty risk. Losses can occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on over-the-counter (OTC) derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds.

With exchange traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds. In order to better define its contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master

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Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or fail to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral requirements:    For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral pledged or received by a Fund.

Cash collateral that has been pledged to cover obligations of a Fund is reported separately on the Statement of Assets and Liabilities. Non-cash collateral pledged by a Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold typically $250,000 or $500,000, before a transfer is required, which is determined at the close of each business day and the collateral is transferred on the next business day. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that Advisor believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. The Funds have implemented the disclosure requirements pursuant to FASB ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities that requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards.

Repurchase Agreements:    The Funds may enter into repurchase agreements, under the terms of Master Repurchase Agreements (“MRA”). The MRA permits a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Funds receive securities as collateral with a market value in excess of the repurchase price to be received by the Funds upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Funds recognize a liability with respect to such excess collateral to reflect the Funds obligation under bankruptcy law to return the excess to the counterparty. Repurchase agreements outstanding at the end of the period are listed in the Funds’ Schedule of Investments.

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Note 2 — Significant Accounting Policies (Continued)

The following table presents the Funds’ OTC derivative assets and liabilities by counterparty net of amounts available for offset under ISDA Master Agreement or MRA and net of the related collateral received by the Funds as of April 30, 2015 (in thousands):

TCW Emerging Markets Income Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)		Net Amount (1)
Bank of America (Derivatives)	$6,854	$(12,840)	$(5,986)	$—		$(5,986)
Citibank N.A. (Derivatives)	4,939	(245)	4,694	—		4,694
State Street Bank & Trust Company (Repurchase Agreement)	97,321	—	97,321	(97,321	) (2)	—

Total	$109,114	$(13,085)	$96,029	$(97,321)		$(1,292)

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
(2)	Collateral with a value of $99,272 has been received in connection with a master repurchase agreement. Excess collateral received from the individual master repurchase agreement is not shown for financial reporting purposes.

TCW Emerging Markets Local Currency Income Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)		Net Amount (1)
Bank of America (Derivatives)	$994	$(1,272)	$(278)	$(60)		$(338)
Citibank N.A. (Derivatives)	512	(407)	105	—		105
State Street Bank & Trust Company (Repurchase Agreement)	1,299	—	1,299	(1,299	) (2)	—

Total	$2,805	$(1,679)	$1,126	$(1,359)		$(233)

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
(2)	Collateral with a value of $1,326 has been received in connection with a master repurchase agreement. Excess collateral received from the individual master repurchase agreement is not shown for financial reporting purposes.

TCW Emerging Markets Multi-Asset Opportunities Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)		Net Amount (1)
Bank of America (Derivatives)	$36	$(70)	$(34)	$—		$(34)
Citibank N.A. (Derivatives)	25	(1)	24	—		24
State Street Bank & Trust Company (Repurchase Agreement)	928	—	928	(928	) (2)	—

Total	$989	$(71)	$918	$(928)		$(10)

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
(2)	Collateral with a value of $948 has been received in connection with a master repurchase agreement. Excess collateral received from the individual master repurchase agreement is not shown for financial reporting purposes.

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TCW International Growth Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount (1)
Bank of America (Derivatives)	$62	$(2)	$60	$—	$60

Total	$62	$(2)	$60	$—	$60

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

TCW International Small Cap Fund

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)		Net Amount (1)
Bank of America (Derivatives)	$565	$(7)	$558	$(560)		$(2)
State Street Bank & Trust Company (Repurchase Agreement)	140	—	140	(140	) (2)	—

Total	$705	$(7)	$698	$(700)		$(2)

(1)	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
(2)	Collateral with a value of $145 has been received in connection with a master repurchase agreement. Excess collateral received from the individual master repurchase agreement is not shown for financial reporting purposes.

Forward Foreign Currency Contracts:    The Funds may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to market daily and the change in market value is recorded by each Fund as an unrealized gain or loss in the Statement of Assets and Liabilities. When the contract is closed or delivery is taken, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Forward foreign currency contracts outstanding at April 30, 2015 are listed in each of the Fund’s Schedule of Investments.

Future Contracts:    The Funds may enter into futures contracts. A Fund may seek to manage a variety of different risks through the use of futures contracts, such as interest rate risk, equity price risk, and currency risk. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk. Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by each Fund as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of a Fund that is the

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Note 2 — Significant Accounting Policies (Continued)

subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it.

When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The TCW Emerging Markets Income Fund utilized futures to help manage interest rate duration and credit market exposure. Futures contracts outstanding at April 30, 2015 are listed in the Schedules of Investments.

Options:    The Funds may purchase and sell put and call options on an index of securities to enhance investment performance and to protect against changes in market prices. The Funds may also enter into currency options to hedge against currency fluctuations.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If a Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund ultimately wants to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Options purchased or sold by a Fund may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

OTC options are options not traded on exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by a Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to

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Note 2 — Significant Accounting Policies (Continued)

perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. During the period ended April 30, 2015, the Funds did not purchase or write any options.

Swap Agreements.    The Funds may enter into swap agreements. Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

A Fund may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk—or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions). A Fund may enter into enter into an interest rate swap agreement. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Fund’s maximum risk of loss due to counterparty default is the discounted net asset value of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

A Fund may enter into credit default swap transactions as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

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Note 2 — Significant Accounting Policies (Continued)

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. A Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. When a Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security. These periodic payments received or made by the Funds are recorded as realized gains and losses, respectively. During the period ended April 30, 2015, the Funds did not enter into such agreements.

When-Issued, Delayed-Delivery, and Forward Commitment Transactions:    The Funds may enter into when-issued, delayed-delivery, or forward commitment transactions in order to lock in the purchase price of the underlying security or to adjust the interest rate exposure of each Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. Although the Fund does not pay for the securities or start earning interest on them until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, or forward commitment basis, there may be a loss, and that Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate, reflecting interest rate changes. In addition, because the Fund is not required to pay for when-issued, delayed-delivery, or forward commitment securities until the delivery date, they may result in a form of leverage to the extent the Fund does not maintain liquid assets equal to the face amount of the contract. To guard against this deemed leverage, the Funds segregate cash and/or securities in an amount or value at least equal to the amount of these transactions.

Participation Notes:    The Funds may invest in participation notes of equity-linked instruments (collectively, participation notes), through which a counterparty provides exposure to common stock, in the form of an unsecured interest, in markets where direct investment by a Fund is not possible. Participation

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notes provide the economic benefit of common stock ownership to a Fund, while legal ownership and voting rights are retained by the counterparty. Although participation notes are usually structured with a defined maturity or termination date, early redemption may be possible. Risks associated with participation notes include the possible failure of counterparty to perform in accordance with the terms of the agreement, inability to transfer or liquidate the notes, potential delays or an inability to redeem before maturity under certain market conditions, and limited legal recourse against the issuer of the underlying common stock. The TCW Emerging Markets Multi-Asset Opportunities Fund held participation notes as of April 30, 2015, which are listed on the Fund’s Schedule of Investments.

Security Lending:    The Funds may lend their securities to qualified brokers. The loans must be collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. The Funds did not lend any securities during the period ended April 30, 2015.

Allocation of Operating Activity for Multiple Classes:    Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of the class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income, and therefore, the payment of dividends may differ between classes.

Dividends and Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. The TCW Emerging Markets Income Fund and the TCW Emerging Markets Local Currency Income Fund declare and pay, or reinvest, dividends from net investment income monthly. The other Funds declare and pay, or reinvest, dividends from net investment income annually. Distribution of any net long term and net short-term capital gains earned by a fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

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Note 3 — Risk Considerations

Market Risk:    The Funds’ investments will fluctuate with market conditions, so will the value of your investment in the Funds. You could lose money on your investment in the Funds or the Funds could underperform other investments.

Liquidity Risk:    The Funds’ investments in illiquid securities may reduce the returns of the Funds because they may not be able to sell the illiquid securities at an advantageous time or price. Investments in high yield securities, foreign securities, derivatives or other securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Certain investments in private placements and Rule 144A securities may be considered illiquid investments. The Funds may invest in private placements and Rule 144A securities.

Interest Rate Risk:    The values of the Funds’ investments fluctuate in response to movements in interest rates. If rates rise, the values of debt securities generally fall. The longer the average duration of a Fund’s investment portfolio, the greater the change in value.

Derivatives Risk:    Use of derivatives, which at times is an important part of the Funds’ investment strategy, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Investments in derivatives could cause the Funds to lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Funds will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Credit Risk:    The values of any of the Funds’ investments may also decline in response to events affecting the issuer or its credit rating. The lower rated debt securities in which a Fund may invest are considered speculative and are subject to greater volatility and risk of loss than investment-grade securities, particularly in deteriorating economic conditions.

Counterparty Risk:    The Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The exposure to credit and counterparty risks with respect to these financial assets is reflected in fair value recorded in the Funds’ Statements of Assets and Liabilities.

Foreign Currency Risk:    The Funds may be exposed to the risk that the value of the Funds’ investments denominated in foreign currencies will decline in value because the foreign currency has declined in value relative to the U.S. dollar.

Foreign Investing Risk:    The Funds may be exposed to the risk that the Funds share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Funds invest.

For complete information on the various risks involved, please refer to the Funds’ prospectus and the Statement of Additional Information which can be obtained on the Funds’ website (www.tcw.com) or by calling the customer service.

Note 4 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

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Note 4 — Federal Income Taxes (Continued)

At April 30, 2015, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Emerging Markets Income Fund	$80,884	$(234,807)	$(153,923)	$4,571,573
TCW Emerging Markets Local Currency Income Fund	3,217	(26,074)	(22,857)	286,079
TCW Emerging Markets Multi-Asset Opportunities Fund	4,554	(1,527)	3,027	51,686
TCW International Growth Fund	213	(34)	179	2,461
TCW International Small Cap Fund	1,622	(382)	1,240	16,151

At October 31, 2014, the components of distributable earnings on a tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Emerging Markets Income Fund	$7,943	$—	$7,943
TCW Emerging Markets Multi-Asset Opportunities Fund	825	—	825
TCW International Growth Fund	200	133	333
TCW International Small Cap Fund	168	—	168

For the year ended October 31, 2014, the tax character of distributions paid was as follows (amounts in thousands):

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total Distributions
TCW Emerging Markets Income Fund	$253,673	$—	$—	$253,673
TCW Emerging Markets Local Currency Income Fund	—	—	3,415	3,415
TCW Emerging Markets Multi-Asset Opportunities Fund	296	—	—	296
TCW International Growth Fund	23	—	—	23
TCW International Small Cap Fund	266	—	—	266

Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. These losses will retain their character as either short-term or long-term capital losses.

The following Funds had net realized losses that will be carried forward indefinitely for federal income tax purposes (amounts in thousands):

	Short-Term Capital Losses	Long-Term Capital Losses	Total
TCW Emerging Markets Income Fund	$196,332	$81,668	$278,000
TCW Emerging Markets Local Currency Income Fund	15,255	3,718	18,973
TCW Emerging Markets Multi-Asset Opportunities Fund	191	—	191
TCW International Small Cap Fund	972	637	1,609

There were no capital losses carryforward by the Funds that were incurred prior to December 22, 2010.

The Funds did not have any unrecognized tax benefits at April 30, 2015, nor were there any increases or decreases in unrecognized tax benefits for the period ended April 30, 2015. The Funds are subject to

73

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 4 — Federal Income Taxes (Continued)

examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

Note 5 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

Management Fee %
TCW Emerging Markets Income Fund	0.75%
TCW Emerging Markets Local Currency Income Fund	0.75%
TCW Emerging Markets Multi-Asset Opportunities Fund	0.95%
TCW International Growth Fund	0.85%
TCW International Small Cap Fund	0.75%

In addition to the management fees, the Funds reimburse, with approval by the Company’s Board of Directors, the Advisor’s costs associated in support of the Funds’ Rule 38a-1 compliance obligations. These amounts are allocated to each Fund based on the management fees paid and are included in the Statements of Operations.

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Emerging Markets Income Fund
I Class	1.17%	(1)
N Class	1.17%	(1)
TCW Emerging Markets Local Currency Income Fund
I Class	0.99%	(2)
N Class	0.99%	(2)
TCW Emerging Markets Multi-Asset Opportunities Fund
I Class	1.23%	(2)
N Class	1.23%	(2)
TCW International Growth Fund
I Class	1.04%	(2)
N Class	1.34%	(2)
TCW International Small Cap Fund
I Class	1.44%	(2)
N Class	1.44%	(2)

(1)	Limitation based on average expense ratio as reported by Lipper, Inc., which is subject to change on a monthly basis. This ratio was in effect as of April 30, 2015. These limitations are voluntary and terminable in a six months notice.
(2)	These limitations are based on an agreement between the Advisor and Company.

The amount borne by the Advisor during the fiscal year when the operating expenses of a fund are in excess of the expense limitation cannot be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Advisor can recapture expenses only within a given fiscal year for that year’s operating expenses.

Note 6 — Distribution Plan

TCW Funds Distributors (“Distributor”), an affiliate of the Advisor and the Funds, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the

74

TCW Funds, Inc.

April 30, 2015

Note 6 — Distribution Plan (Continued)

plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 7 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the period ended April 30, 2015, were as follows (amounts in thousands):

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Emerging Markets Income Fund	$4,586,057	$4,980,636	$—	$—
TCW Emerging Markets Local Currency Income Fund	318,285	255,903	—	—
TCW Emerging Markets Multi-Asset Opportunities Fund	43,199	39,749	—	—
TCW International Growth Fund	3,842	3,785	—	—
TCW International Small Cap Fund	35,574	45,221	—	—

Note 8 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Emerging Markets Income Fund	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	104,247,232	$847,050	252,134,294	$2,166,670
Shares Issued upon Reinvestment of Dividends	11,268,042	91,742	17,423,555	148,759
Shares Redeemed	(178,811,473)	(1,439,652)	(231,815,647)	(1,966,532)

Net Increase (Decrease)	(63,296,199)	$(500,860)	37,742,202	$348,897

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	12,009,181	$124,685	42,900,671	$470,506
Shares Issued upon Reinvestment of Dividends	1,752,022	18,400	4,911,888	54,027
Shares Redeemed	(23,543,405)	(244,118)	(106,000,303)	(1,173,861)

Net Decrease	(9,782,202)	$(101,033)	(58,187,744)	$(649,328)

TCW Emerging Markets Local Currency Income Fund	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	3,982,721	$36,529	12,890,363	$127,596
Shares Issued upon Reinvestment of Dividends	45,913	424	219,510	2,119
Shares Redeemed	(7,775,746)	(70,749)	(18,096,617)	(175,884)

Net Decrease	(3,747,112)	$(33,796)	(4,986,744)	$(46,169)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	11,140,034	$101,934	5,636,002	$55,023
Shares Issued upon Reinvestment of Dividends	36,326	335	123,381	1,188
Shares Redeemed	(1,924,249)	(17,566)	(11,271,492)	(111,035)

Net Increase (Decrease)	9,252,111	$84,703	(5,512,109)	$(54,824)

75

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 8 — Capital Share Transactions (Continued)

TCW Emerging Markets Multi-Asset Opportunities Fund	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	173,546	$1,828	2,319,276	$24,870
Shares Issued upon Reinvestment of Dividends	77,170	793	22,231	238
Shares Redeemed	(447,356)	(4,634)	(1,278,816)	(13,598)

Net Increase (Decrease)	(196,640)	$(2,013)	1,062,691	$11,510

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	388,410	$4,041	11,784	$128
Shares Issued upon Reinvestment of Dividends	7,546	77	24	— (1)
Shares Redeemed	(5,325)	(56)	(6,554)	(69)

Net Increase	390,631	$4,062	5,254	$59

TCW International Growth Fund	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	2,345	$25	1	$— (1)
Shares Issued upon Reinvestment of Dividends	17,271	175	943	12
Shares Redeemed	(1,605)	(18)	—	—

Net Increase	18,011	$182	944	$12

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	—	$—	—	$—
Shares Issued upon Reinvestment of Dividends	15,472	157	631	8
Shares Redeemed	—	—	—	—

Net Increase	15,472	$157	631	$8

TCW International Small Cap Fund	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	85,010	$712	423,275	$3,948
Shares Issued upon Reinvestment of Dividends	14,610	118	20,632	187
Shares Redeemed	(1,281,567)	(10,894)	(893,892)	(8,077)

Net Decrease	(1,181,947)	$(10,064)	(449,985)	$(3,942)

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	53,064	$448	185,019	$1,742
Shares Issued upon Reinvestment of Dividends	6,103	49	7,891	71
Shares Redeemed	(156,765)	(1,318)	(439,079)	(4,006)

Net Decrease	(97,598)	$(821)	(246,169)	$(2,193)

(1)	Amount rounds to less than $1.

Note 9 — Restricted Securities

The Funds are permitted to invest in securities that have legal or contractual restrictions on resale. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at April 30, 2015.

76

TCW Funds, Inc.

April 30, 2015

Note 10 — Indemnifications

Under the Company’s organizational documents, its Officers and Directors may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Company. In addition, the Company entered into an agreement with each of the Directors which provides that the Company will indemnify and hold harmless each Director against any expenses actually and reasonably incurred by any Director in any proceeding arising out of or in connection with the Director’s services to the Company, to the fullest extent permitted by the Company’s Articles of Incorporation and By-Laws, the Maryland General Corporation Law, the Securities Act of 1933, and the 1940 Act, each as now or hereinafter in force. Additionally, in the normal course of business, the Company enters into agreements with service providers that may contain indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred. However, based on experience, the Company expects the risk of loss to be remote. The Company has not accrued any liability in connection with such indemnification.

Note 11 — Recently Issued Accounting Pronouncements

In June 2014, FASB issued Accounting Standards Update No. 2014-11, Transfers & Servicing (Topic 860): “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (“ASU 2014-11”) to improve the financial reporting of repurchase agreements and other similar transactions. ASU 2014-11 includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. ASU 2014-11 is effective for annual reporting periods beginning after December 15, 2014 and interim periods beginning after December 15, 2015. Management is currently evaluating the implications of these changes and their impact on the financial statements.

77

TCW Emerging Markets Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net Asset Value per Share, Beginning of Period	$8.57		$8.53	$9.30	$8.43	$8.84	$7.60

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.23		0.47	0.55	0.64	0.65	0.60
Net Realized and Unrealized Gain (Loss) on Investments	(0.54)		(0.01)	(0.59)	0.75	(0.36)	1.19

Total from Investment Operations	(0.31)		0.46	(0.04)	1.39	0.29	1.79

Less Distributions:
Distributions from Net Investment Income	(0.21)		(0.42)	(0.44)	(0.52)	(0.59)	(0.54)
Distributions from Net Realized Gain	—		—	(0.22)	—	(0.11)	(0.01)
Distributions from Return of Capital	—		—	(0.07)	—	—	—

Total Distributions	(0.21)		(0.42)	(0.73)	(0.52)	(0.70)	(0.55)

Net Asset Value per Share, End of Period	$8.05		$8.57	$8.53	$9.30	$8.43	$8.84

Total Return	(3.59	)% (2)	5.52%	(0.68)%	16.99%	3.35%	24.44%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,814,827		$4,602,207	$4,260,067	$4,223,485	$1,861,675	$622,371
Ratio of Expenses to Average Net Assets	0.89	%(3)	0.85%	0.83%	0.84%	0.87%	0.92%
Ratio of Net Investment Income to Average Net Assets	5.78	% (3)	5.44%	6.09%	7.24%	7.49%	7.22%
Portfolio Turnover Rate	100.52	% (2)	165.55%	150.21%	174.98%	137.87%	172.75%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2015 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

78

TCW Emerging Markets Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,
			2014	2013	2012	2011	2010
Net Asset Value per Share, Beginning of Period	$11.05		$11.01	$11.93	$10.81	$11.31	$9.72

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.28		0.57	0.68	0.81	0.80	0.74
Net Realized and Unrealized Gain (Loss) on Investments	(0.68)		(0.02)	(0.76)	0.93	(0.45)	1.52

Total from Investment Operations	(0.40)		0.55	(0.08)	1.74	0.35	2.26

Less Distributions:
Distributions from Net Investment Income	(0.26)		(0.51)	(0.53)	(0.62)	(0.74)	(0.66)
Distributions from Net Realized Gain	—		—	(0.22)	—	(0.11)	(0.01)
Distributions from Return of Capital	—		—	(0.09)	—	—	—

Total Distributions	(0.26)		(0.51)	(0.84)	(0.62)	(0.85)	(0.67)

Net Asset Value per Share, End of Period	$10.39		$11.05	$11.01	$11.93	$10.81	$11.31

Total Return	(3.64	)% (2)	5.11%	(0.86)%	16.64%	3.13%	24.03%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$633,657		$782,384	$1,419,298	$1,286,033	$975,772	$498,489
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.17	% (3)	1.13%	1.10%	1.11%	1.15%	1.25%
Ratio of Net Investment Income to Average Net Assets	5.49	% (3)	5.21%	5.83%	7.23%	7.18%	6.88%
Portfolio Turnover Rate	100.52	% (2)	165.55%	150.21%	174.98%	137.87%	172.75%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2015 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

79

TCW Emerging Markets Local Currency Income Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,			December 15, 2010 (Commencement of Operations) through October 31, 2011
			2014	2013	2012
Net Asset Value per Share, Beginning of Period	$9.69		$10.14	$10.52	$9.89	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.23		0.55	0.54	0.64	0.51
Net Realized and Unrealized Gain (Loss) on Investments	(0.85)		(0.88)	(0.62)	0.23	(0.08)

Total from Investment Operations	(0.62)		(0.33)	(0.08)	0.87	0.43

Less Distributions:
Distributions from Net Investment Income	—		—	(0.06)	(0.18)	(0.54)
Distributions from Return of Capital	(0.03)		(0.12)	(0.24)	(0.06)	—

Total Distributions	(0.03)		(0.12)	(0.30)	(0.24)	(0.54)

Net Asset Value per Share, End of Period	$9.04		$9.69	$10.14	$10.52	$9.89

Total Return	(6.46	)% (3)	(3.29)%	(0.89)%	9.02%	4.25	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$132,928		$178,828	$237,695	$122,196	$99,529
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.97	% (4)	0.95%	0.90%	0.96%	1.05	% (4)
After Expense Reimbursement	N/A		N/A	N/A	N/A	0.99	% (4)
Ratio of Net Investment Income to Average Net Assets	5.15	% (4)	5.61%	5.19%	6.39%	5.64	% (4)
Portfolio Turnover Rate	101.35	% (3)	223.55%	290.24%	252.93%	191.66	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period December 15, 2010 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2015 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

80

TCW Emerging Markets Local Currency Income Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,			December 15, 2010 (Commencement of Operations) through October 31, 2011
			2014	2013	2012
Net Asset Value per Share, Beginning of Period	$9.69		$10.13	$10.52	$9.89	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.23		0.58	0.54	0.62	0.51
Net Realized and Unrealized Gain (Loss) on Investments	(0.86)		(0.91)	(0.64)	0.25	(0.08)

Total from Investment Operations	(0.63)		(0.33)	(0.10)	0.87	0.43

Less Distributions:
Distributions from Net Investment Income	—		—	(0.05)	(0.18)	(0.54)
Distributions from Return of Capital	(0.03)		(0.11)	(0.24)	(0.06)	—

Total Distributions	(0.03)		(0.11)	(0.29)	(0.24)	(0.54)

Net Asset Value per Share, End of Period	$9.03		$9.69	$10.13	$10.52	$9.89

Total Return	(6.46	)% (3)	(3.37)%	(0.91)%	8.92%	4.25	% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$134,890		$55,028	$113,380	$89,410	$68,560
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.19	% (4)	1.24%	1.15%	1.25%	1.48	% (4)
After Expense Reimbursement	0.99	% (4)	0.99%	0.99%	0.99%	0.99	% (4)
Ratio of Net Investment Income to Average Net Assets	5.20	% (4)	5.87%	5.15%	6.20%	5.68	% (4)
Portfolio Turnover Rate	101.35	% (3)	223.55%	290.24%	252.93%	191.66	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period December 15, 2010 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2015 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

81

TCW Emerging Markets Multi-Asset Opportunities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014	July 1, 2013 (Commencement of Operations) through October 31, 2013
Net Asset Value per Share, Beginning of Period	$10.97		$10.68	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.11		0.22	0.07
Net Realized and Unrealized Gain (Loss) on Investments	(0.04)		0.14	0.61

Total from Investment Operations	0.07		0.36	0.68

Less Distributions:
Distributions from Net Investment Income	(0.20)		(0.07)	—

Net Asset Value per Share, End of Period	$10.84		$10.97	$10.68

Total Return	0.71	% (2)	3.43%	6.80	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$50,883		$53,652	$40,903
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.40	% (4)	1.43%	1.72	% (4)
After Expense Reimbursement	1.23	% (4)	1.21%	1.26	% (4)
Ratio of Net Investment Income to Average Net Assets	2.14	% (4)	2.04%	2.06	% (4)
Portfolio Turnover Rate	79.03	% (2)	151.61%	52.53	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2015 and is not indicative of a full year’s operating results.
(3)	For the period July 1, 2013 (Commencement of Operations) through October 31, 2013 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

82

TCW Emerging Markets Multi-Asset Opportunities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014	July 1, 2013 (Commencement of Operations) through October 31, 2013
Net Asset Value per Share, Beginning of Period	$10.92		$10.62	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.11		0.22	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(0.03)		0.15	0.56

Total from Investment Operations	0.08		0.37	0.62

Less Distributions:
Distributions from Net Investment Income	(0.20)		(0.07)	—

Net Asset Value per Share, End of Period	$10.80		$10.92	$10.62

Total Return	0.80	% (2)	3.54%	6.20	% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$4,305		$89	$31
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.08	% (4)	48.38%	480.73	% (4)
After Expense Reimbursement	1.23	% (4)	1.21%	1.26	% (4)
Ratio of Net Investment Income to Average Net Assets	2.13	% (4)	2.01%	1.72	% (4)
Portfolio Turnover Rate	79.03	% (2)	151.61%	52.53	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2015 and is not indicative of a full year’s operating results.
(3)	For the period July 1, 2013 (Commencement of Operations) through October 31, 2013 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

83

TCW International Growth Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014	November 1, 2012 (Commencement of Operations) through October 31, 2013
Net Asset Value per Share, Beginning of Period	$12.31		$12.04	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.02		0.10	0.05
Net Realized and Unrealized Gain on Investments	0.35		0.30	1.99

Total from Investment Operations	0.37		0.40	2.04

Less Distributions:
Distributions from Net Investment Income	(0.19)		(0.09)	—
Distributions from Net Realized Gain	(1.39)		(0.04)	—

Total Distributions	(1.58)		(0.13)	—

Net Asset Value per Share, End of Period	$11.10		$12.31	$12.04

Total Return	4.17	% (2)	3.27%	20.40%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,446		$1,383	$1,341
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	5.27	% (3)	4.95%	7.74%
After Expense Reimbursement	1.04	% (3)	1.04%	1.04%
Ratio of Net Investment Income to Average Net Assets	0.31	% (3)	0.82%	0.46%
Portfolio Turnover Rate	149.80	% (2)	318.07%	309.74%

(1)	Computed using average shares outstanding throughout the period.
(2)	For the six months ended April 30, 2015 and is not indicative of a full year’s operating results.
(3)	Annualized.

See accompanying notes to financial statements.

84

TCW International Growth Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014	November 1, 2012 (Commencement of Operations) through October 31, 2013
Net Asset Value per Share, Beginning of Period	$12.27		$12.01	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.00	(2)	0.06	0.02
Net Realized and Unrealized Gain on Investments	0.35		0.30	1.99

Total from Investment Operations	0.35		0.36	2.01

Less Distributions:
Distributions from Net Investment Income	(0.17)		(0.06)	—
Distributions from Net Realized Gain	(1.39)		(0.04)	—

Total Distributions	(1.56)		(0.10)	—

Net Asset Value per Share, End of Period	$11.06		$12.27	$12.01

Total Return	4.00	% (3)	2.92%	20.10%

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,284		$1,234	$1,201
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	5.49	% (4)	5.23%	7.99%
After Expense Reimbursement	1.34	% (4)	1.34%	1.34%
Ratio of Net Investment Income to Average Net Assets	0.01	% (4)	0.52%	0.15%
Portfolio Turnover Rate	149.80	% (3)	318.07%	309.74%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the six months ended April 30, 2015 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

85

TCW International Small Cap Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,			February 28, 2011 (Commencement of Operations) through October 31, 2011
			2014	2013	2012
Net Asset Value per Share, Beginning of Period	$8.72		$8.92	$7.83	$7.68	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.01)		0.01	(0.01)	0.09	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	0.10		(0.13)	1.55	0.13	(2.28)

Total from Investment Operations	0.09		(0.12)	1.54	0.22	(2.32)

Less Distributions:
Distributions from Net Investment Income	(0.05)		(0.08)	(0.45)	(0.07)	—

Net Asset Value per Share, End of Period	$8.76		$8.72	$8.92	$7.83	$7.68

Total Return	1.12	% (3)	(1.39)%	20.77%	2.92%	(23.20	)% (2)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$9,532		$19,786	$24,266	$18,354	$12,988
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.50	% (4)	1.37%	1.36%	1.32%	1.60	% (4)
After Expense Reimbursement	1.44	% (4)	N/A	N/A	N/A	1.44	% (4)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.28	)% (4)	0.12%	(0.17)%	1.16%	(0.69	)% (4)
Portfolio Turnover Rate	147.47	% (3)	259.88%	301.86%	139.84%	86.04	% (2)

(1)	Computed using average shares outstanding throughout the period.
(2)	For the period February 28, 2011 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.
(3)	For the six months ended April 30, 2015 and is not indicative of a full year’s operating results.
(4)	Annualized.

See accompanying notes to financial statements.

86

TCW International Small Cap Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31,			February 28, 2011 (Commencement of Operations) through October 31, 2011
			2014	2013	2012
Net Asset Value per Share, Beginning of Period	$8.72		$8.92	$7.82	$7.68	$10.00

Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.00	) (2)	0.00 (2)	(0.02)	0.08	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	0.10		(0.13)	1.56	0.12	(2.28)

Total from Investment Operations	0.10		(0.13)	1.54	0.20	(2.32)

Less Distributions:
Distributions from Net Investment Income	(0.05)		(0.07)	(0.44)	(0.06)	—

Net Asset Value per Share, End of Period	$8.77		$8.72	$8.92	$7.82	$7.68

Total Return	1.16	% (4)	(1.52)%	20.77%	2.75%	(23.20	)% (3)

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$8,638		$9,437	$11,847	$11,715	$11,192
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.93	% (5)	1.75%	1.67%	1.64%	1.94	% (5)
After Expense Reimbursement	1.44	% (5)	1.44%	1.44%	1.44%	1.44	% (5)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.11	)% (5)	0.04%	(0.23)%	1.00%	(0.65	)% (5)
Portfolio Turnover Rate	147.47	% (4)	259.88%	301.86%	139.84%	86.04	% (3)

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	For the period February 28, 2011 (Commencement of Operations) through October 31, 2011 and is not indicative of a full year’s operating results.
(4)	For the six months ended April 30, 2015 and is not indicative of a full year’s operating results.
(5)	Annualized.

See accompanying notes to financial statements.

87

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a TCW Fund, you incur ongoing operational costs of the Fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 to April 30, 2015 (181 days).

Actual Expenses    The first line under each Fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes    The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2014 to April 30, 2015)
TCW Emerging Markets Income Fund
I Class Shares
Actual	$1,000.00	$964.10	0.89%	$4.33
Hypothetical (5% return before expenses)	1,000.00	1,020.38	0.89%	4.46

N Class Shares
Actual	$1,000.00	$963.60	1.17%	$5.70
Hypothetical (5% return before expenses)	1,000.00	1,018.99	1.17%	5.86

TCW Emerging Markets Local Currency Income Fund
I Class Shares
Actual	$1,000.00	$935.40	0.97%	$4.65
Hypothetical (5% return before expenses)	1,000.00	1,019.98	0.97%	4.86

N Class Shares
Actual	$1,000.00	$935.40	0.99%	$4.75
Hypothetical (5% return before expenses)	1,000.00	1,019.89	0.99%	4.96

88

TCW Funds, Inc.

TCW Funds, Inc.	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2014 to April 30, 2015)
TCW Emerging Markets Multi-Asset Opportunities Fund
I Class Shares
Actual	$1,000.00	$1,007.10	1.23%	$6.12
Hypothetical (5% return before expenses)	1,000.00	1,018.70	1.23%	6.16

N Class Shares
Actual	$1,000.00	$1,008.00	1.23%	$6.12
Hypothetical (5% return before expenses)	1,000.00	1,018.70	1.23%	6.16

TCW International Growth Fund
I Class Shares
Actual	$1,000.00	$1,041.70	1.04%	$5.26
Hypothetical (5% return before expenses)	1,000.00	1,019.64	1.04%	5.21

N Class Shares
Actual	$1,000.00	$1,040.00	1.34%	$6.78
Hypothetical (5% return before expenses)	1,000.00	1,018.15	1.34%	6.71

TCW International Small Cap Fund
I Class Shares
Actual	$1,000.00	$1,011.20	1.44%	$7.18
Hypothetical (5% return before expenses)	1,000.00	1,017.65	1.44%	7.20

N Class Shares
Actual	$1,000.00	$1,011.60	1.44%	$7.18
Hypothetical (5% return before expenses)	1,000.00	1,017.65	1.44%	7.20

89

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, prepares and file Form N-PX with the SEC not later than August 31 of each year, which includes the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company’s Form N-Q:

1.	By going to the SEC website at http://www.sec.gov.; or

2.	By visiting the SEC’s Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC’s Public Reference Room).

90

TCWFunds TCW Family of Funds TCW Funds, Inc. 865 South Figueroa Street Los Angeles, California 90017 800 FUND TCW (800 386 3829) www.TCW.com Investment Advisor TCW Investment Management Company 865 South Figueroa Street Los Angeles, California 90017 Transfer Agent U.S. Bancorp Fund Services, LLC 615 E. Michigan Street Milwaukee, Wisconsin 53202 Independent Registered Public Accounting Firm Deloitte & Touche, LLP 555 West 5th Street Los Angeles, California 90013 Custodian & Administrator State Street Bank & Trust Company One Lincoln Street Boston, Massachusetts 02111 Distributor TCW Funds Distributors 865 South Figueroa Street Los Angeles, California 90017 Directors Patrick C. Haden Director and Chairman of the Board Samuel P. Bell Director David S. DeVito Director John A. Gavin Director Janet E. Kerr Director Peter McMillan Director Charles A. Parker Director Victoria B. Rogers Director Marc I. Stern Director Andrew Tarica Director Officers David S. DeVito President and Chief Executive Officer Meredith S. Jackson Senior Vice President, General Counsel and Secretary Richard M. Villa Treasurer and Chief Financial Officer Jeffrey A. Engelsman Chief Compliance Officer Peter A. Brown Senior Vice President Patrick W. Dennis Assistant Secretary George N. Winn Assistant Treasurer TCW FAMILY OF FUNDS Equity Funds TCW Concentrated Value Fund TCW Global Real Estate Fund TCW Growth Equities Fund TCW High Dividend Equities Fund TCW Relative Value Dividend Appreciation Fund TCW Relative Value Large Cap Fund TCW Relative Value Mid Cap Fund TCW Select Equities Fund TCW Small Cap Growth Fund TCW SMID Cap Growth Fund TCW Allocation Fund TCW Conservative Allocation Fund Fixed Income Funds TCW Core Fixed Income Fund TCW Enhanced Commodity Strategy Fund TCW Global Bond Fund TCW High Yield Bond Fund TCW Short Term Bond Fund TCW Total Return Bond Fund International Funds TCW Emerging Markets Income Fund TCW Emerging Markets Local Currency Income Fund TCW Emerging Markets Multi-Asset Opportunities Fund TCW International Growth Fund TCW International Small Cap Fund FUNDsarINT0415

Item 2.	Code of Ethics.

Not required for this filing.

Item 3.	Audit Committee Financial Expert.

Not required for this filing.

Item 4.	Principal Accountant Fees and Services.

Not required for this filing.

Item 5.	Audit of Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included as part of Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes have been made to registrant’s procedures by which shareholders may recommend nominees to registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)	The Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

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Item 12.	Exhibits.

(a)(1) Not required for this filing.

(a)(2) The certifications required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.

(a)(3) Not required for this filing.

(b) The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act are filed herewith.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito
Chief Executive Officer

Date	June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David S. DeVito
David S. DeVito
Chief Executive Officer

Date	June 26, 2015

By (Signature and Title)	/s/ Richard M. Villa
Richard M. Villa
Chief Financial Officer

Date	June 26, 2015

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